UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-2105

Fidelity Salem Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

 (Address of principal executive offices)       (Zip code)

William C. Coffey, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	April 30

Date of reporting period:	April 30, 2019

Item 1.

Reports to Stockholders

Fidelity® Mid Cap Index Fund Fidelity® Small Cap Index Fund Annual Report April 30, 2019

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Fidelity® Mid Cap Index Fund
Performance
Management's Discussion of Fund Performance
Investment Summary
Schedule of Investments
Financial Statements
Fidelity® Small Cap Index Fund
Performance
Management's Discussion of Fund Performance
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2019 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Funds nor Fidelity Distributors Corporation is a bank.

Fidelity® Mid Cap Index Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended April 30, 2019	Past 1 year	Past 5 years	Life of fundA
Fidelity® Mid Cap Index Fund	10.68%	9.73%	13.88%

 A From September 8, 2011

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® Mid Cap Index Fund on September 8, 2011, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the Russell Midcap® Index performed over the same period.

Period Ending Values
$27,013	Fidelity® Mid Cap Index Fund
$27,070	Russell Midcap® Index

Fidelity® Mid Cap Index Fund

Management's Discussion of Fund Performance

Market Recap:  The S&P 500® index gained 13.49% for the 12 months ending April 30, 2019, as U.S. equities began the new year on a high note after enduring an historically volatile final quarter of 2018. The index rose 18.25% year to date, its strongest four-month opening since 1987, amid upbeat company earnings/outlooks and signs the Fed may pause on rates. After achieving a record close in late April, the S&P 500® moved a bit higher to end the period. The uptrend was in sharp contrast to late 2018, when rising U.S. Treasury yields and concern about peaking corporate earnings growth sent many investors fleeing from risk assets as they were still dealing with lingering uncertainty related to global trade and the Fed picking up the pace of interest rate hikes. The index returned -6.84% in October, at the time its largest monthly drop in seven years. But conditions worsened through Christmas, as jitters about the economy and another hike in rates led to a spike in market volatility and a -9.03% result for December. For the full period, eight of 11 sectors registered a double-digit gain, led by information technology (+25%). Three defensive groups also stood out: real estate (+21%), consumer staples (+18%) and utilities (+18%). Communication services – a mix of telecom stocks and media/entertainment names – gained 17%, followed by consumer discretionary (+16%). In contrast, energy (-7%) lost ground, while materials (+3%), financials (+4%), health care (+11%) and industrials (+11%) also trailed the broad market.

Comments from the Geode Capital Management, LLC, passive equity index team:  For the fiscal year, the fund performed roughly in line with the 10.69% gain of the benchmark Russell Midcap® Index. Many top individual contributors this period came from the information technology sector – the strongest-performing sector in the index – led by ServiceNow (+63%). In January, this cloud-computing company reported very strong quarterly earnings, which lifted its shares. Increased strength in the semiconductor industry benefited shares of chipmakers Advanced Micro Devices (+154%), Xilinx (+90%) and Analog Devices (+36%). Shares of Workday (+65%), a maker of financial and HR-management software, rose as the company reported strong earnings. Also contributing was payment-processing company Worldpay (+44%), whose shares rose sharply in March after the company agreed to be acquired. In contrast, California utility PG&E (-49%) fell sharply due to potential losses and liability following last year's wildfires. Energy producer Concho Resources (-27%) struggled along with weakness in the energy sector for much of the period. Also detracting was Western Digital (-32%), whose shares reflected the company's disappointing financial results.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Note to Shareholders:  On March 22, 2019, Pat Waddell retired and is no longer a portfolio manager with Geode Capital Management.

Fidelity® Mid Cap Index Fund

Investment Summary (Unaudited)

Top Ten Stocks as of April 30, 2019

% of fund's net assets
ServiceNow, Inc.	0.6
Analog Devices, Inc.	0.5
Autodesk, Inc.	0.5
Fidelity National Information Services, Inc.	0.5
Roper Technologies, Inc.	0.5
Edwards Lifesciences Corp.	0.5
Ross Stores, Inc.	0.5
Sempra Energy	0.5
Worldpay, Inc.	0.5
Fiserv, Inc.	0.5
5.1

Top Market Sectors as of April 30, 2019

% of fund's net assets
Information Technology	19.5
Industrials	13.7
Financials	13.2
Consumer Discretionary	12.0
Health Care	9.6
Real Estate	8.9
Utilities	6.4
Materials	5.0
Consumer Staples	3.9
Energy	3.9

Asset Allocation (% of fund's net assets)

As of April 30, 2019 *
Stocks and Equity Futures	99.9%
Short-Term Investments and Net Other Assets (Liabilities)	0.1%

 * Foreign investments - 4.6%

Fidelity® Mid Cap Index Fund

Schedule of Investments April 30, 2019

Showing Percentage of Net Assets

Common Stocks - 99.5%
	Shares	Value
COMMUNICATION SERVICES - 3.4%
Diversified Telecommunication Services - 0.2%
CenturyLink, Inc.	801,705	$9,155,471
Zayo Group Holdings, Inc. (a)	301,960	9,448,328
		18,603,799
Entertainment - 0.6%
Cinemark Holdings, Inc.	137,947	5,800,671
Lions Gate Entertainment Corp.:
Class A	65,556	956,462
Class B	126,645	1,722,372
Live Nation Entertainment, Inc. (a)	173,610	11,343,677
Take-Two Interactive Software, Inc. (a)	142,267	13,775,714
The Madison Square Garden Co. (a)	23,314	7,284,226
Viacom, Inc.:
Class A (b)	17,211	596,361
Class B (non-vtg.)	446,205	12,899,787
Zynga, Inc. (a)	966,021	5,467,679
		59,846,949
Interactive Media & Services - 0.8%
IAC/InterActiveCorp (a)	94,361	21,216,127
Match Group, Inc. (b)	66,686	4,027,834
TripAdvisor, Inc. (a)(b)	131,427	6,995,859
Twitter, Inc. (a)	907,484	36,217,686
Zillow Group, Inc.:
Class A (a)	71,862	2,386,537
Class C (a)(b)	153,944	5,141,730
		75,985,773
Media - 1.7%
AMC Networks, Inc. Class A (a)(b)	55,431	3,237,725
Cable One, Inc.	5,373	5,698,228
CBS Corp. Class B	413,832	21,217,167
Discovery Communications, Inc.:
Class A (a)(b)	201,112	6,214,361
Class C (non-vtg.) (a)	434,761	12,503,726
DISH Network Corp. Class A (a)	283,691	9,963,228
GCI Liberty, Inc. (a)	127,677	7,612,103
Interpublic Group of Companies, Inc.	489,028	11,247,644
John Wiley & Sons, Inc. Class A	57,791	2,668,788
Liberty Broadband Corp.:
Class A (a)	33,159	3,262,514
Class C (a)	131,451	12,975,528
Liberty Media Corp.:
Liberty Formula One Group Series C (a)	251,456	9,759,007
Liberty Media Class A (a)(b)	31,609	1,193,556
Liberty SiriusXM Series A (a)	107,201	4,281,608
Liberty SiriusXM Series C (a)	209,615	8,418,138
News Corp.:
Class A	493,832	6,133,393
Class B	160,685	2,006,956
Omnicom Group, Inc.	283,419	22,682,023
Sirius XM Holdings, Inc. (b)	2,116,406	12,296,319
Tribune Media Co. Class A	110,729	5,115,680
		168,487,692
Wireless Telecommunication Services - 0.1%
Sprint Corp. (a)	962,223	5,369,204
Telephone & Data Systems, Inc.	145,810	4,648,423
U.S. Cellular Corp. (a)	24,346	1,171,043
		11,188,670

TOTAL COMMUNICATION SERVICES		334,112,883

CONSUMER DISCRETIONARY - 12.0%
Auto Components - 0.7%
Adient PLC	122,732	2,835,109
Aptiv PLC	328,645	28,164,877
BorgWarner, Inc.	264,332	11,041,148
Gentex Corp.	329,558	7,589,721
Lear Corp.	78,680	11,251,240
The Goodyear Tire & Rubber Co.	292,747	5,623,670
Visteon Corp. (a)	37,043	2,445,579
		68,951,344
Automobiles - 0.1%
Harley-Davidson, Inc.	206,658	7,693,877
Thor Industries, Inc.	64,208	4,229,381
		11,923,258
Distributors - 0.4%
Genuine Parts Co.	181,852	18,647,104
LKQ Corp. (a)	399,505	12,025,101
Pool Corp.	49,649	9,122,507
		39,794,712
Diversified Consumer Services - 0.5%
Bright Horizons Family Solutions, Inc. (a)	71,854	9,208,090
Frontdoor, Inc. (a)	108,379	3,819,276
Graham Holdings Co.	5,213	3,875,501
Grand Canyon Education, Inc. (a)	59,452	6,889,892
H&R Block, Inc.	263,755	7,176,774
Service Corp. International	219,056	9,114,920
ServiceMaster Global Holdings, Inc. (a)	170,835	8,376,040
		48,460,493
Hotels, Restaurants & Leisure - 2.8%
ARAMARK Holdings Corp.	307,971	9,571,739
Caesars Entertainment Corp. (a)(b)	722,572	6,763,274
Chipotle Mexican Grill, Inc. (a)	30,779	21,177,183
Choice Hotels International, Inc.	43,497	3,611,991
Darden Restaurants, Inc.	156,373	18,389,465
Domino's Pizza, Inc.	52,453	14,192,733
Dunkin' Brands Group, Inc.	104,413	7,792,342
Extended Stay America, Inc. unit	237,887	4,260,556
Hilton Grand Vacations, Inc. (a)	121,379	3,888,983
Hilton Worldwide Holdings, Inc.	348,891	30,350,028
Hyatt Hotels Corp. Class A	49,755	3,817,701
International Game Technology PLC (b)	132,291	1,935,417
MGM Mirage, Inc.	639,849	17,039,179
Norwegian Cruise Line Holdings Ltd. (a)	277,667	15,657,642
Royal Caribbean Cruises Ltd.	211,254	25,549,059
Six Flags Entertainment Corp.	92,102	4,889,695
U.S. Foods Holding Corp. (a)	296,771	10,846,980
Vail Resorts, Inc.	50,843	11,635,421
Wendy's Co.	235,392	4,380,645
Wyndham Destinations, Inc.	120,692	5,257,344
Wyndham Hotels & Resorts, Inc.	123,606	6,887,326
Wynn Resorts Ltd.	131,106	18,938,262
Yum China Holdings, Inc.	459,488	21,844,060
		268,677,025
Household Durables - 1.2%
D.R. Horton, Inc.	440,749	19,529,588
Garmin Ltd.	144,406	12,381,370
Leggett & Platt, Inc.	166,986	6,572,569
Lennar Corp.:
Class A	360,299	18,746,357
Class B	25,987	1,084,178
Mohawk Industries, Inc. (a)	79,586	10,843,593
Newell Brands, Inc.	363,359	5,225,102
NVR, Inc. (a)	3,970	12,515,346
PulteGroup, Inc.	323,584	10,179,953
Tempur Sealy International, Inc. (a)(b)	59,577	3,658,028
Toll Brothers, Inc.	175,357	6,681,102
Whirlpool Corp.	80,353	11,154,603
		118,571,789
Internet & Direct Marketing Retail - 0.5%
Expedia, Inc.	150,149	19,495,346
GrubHub, Inc. (a)(b)	115,114	7,688,464
Liberty Interactive Corp. QVC Group Series A (a)	527,173	8,988,300
Wayfair LLC Class A (a)(b)	72,637	11,778,090
		47,950,200
Leisure Products - 0.3%
Brunswick Corp.	111,438	5,706,740
Hasbro, Inc.	146,457	14,918,110
Mattel, Inc. (a)(b)	436,005	5,314,901
Polaris Industries, Inc.	74,470	7,178,908
		33,118,659
Multiline Retail - 1.1%
Dollar General Corp.	338,344	42,661,795
Dollar Tree, Inc. (a)	298,823	33,253,023
Kohl's Corp.	211,434	15,032,957
Macy's, Inc.	397,267	9,351,665
Nordstrom, Inc. (b)	152,735	6,265,190
		106,564,630
Specialty Retail - 3.0%
Advance Auto Parts, Inc.	88,592	14,734,621
AutoNation, Inc. (a)	70,995	2,976,820
AutoZone, Inc. (a)	31,820	32,720,824
Best Buy Co., Inc.	294,066	21,881,451
Burlington Stores, Inc. (a)	84,456	14,265,463
CarMax, Inc. (a)(b)	215,338	16,766,217
Dick's Sporting Goods, Inc.	92,805	3,433,785
Floor & Decor Holdings, Inc. Class A (a)(b)	73,988	3,552,904
Foot Locker, Inc.	142,106	8,129,884
Gap, Inc.	278,804	7,271,208
L Brands, Inc.	295,670	7,580,979
Michaels Companies, Inc. (a)(b)	122,490	1,376,788
O'Reilly Automotive, Inc. (a)	98,414	37,256,588
Penske Automotive Group, Inc.	45,524	2,090,462
Ross Stores, Inc.	463,191	45,235,233
Tiffany & Co., Inc.	154,567	16,665,414
Tractor Supply Co.	154,238	15,963,633
Ulta Beauty, Inc. (a)	71,669	25,011,048
Urban Outfitters, Inc. (a)	94,465	2,808,444
Williams-Sonoma, Inc. (b)	101,924	5,826,995
		285,548,761
Textiles, Apparel & Luxury Goods - 1.4%
Capri Holdings Ltd. (a)	178,860	7,884,149
Carter's, Inc.	56,863	6,022,360
Columbia Sportswear Co.	38,639	3,862,741
Hanesbrands, Inc.	455,824	8,236,740
lululemon athletica, Inc. (a)	120,961	21,331,472
PVH Corp.	95,353	12,299,583
Ralph Lauren Corp.	66,285	8,721,780
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	165,012	5,224,280
Tapestry, Inc.	368,856	11,902,983
Under Armour, Inc.:
Class A (sub. vtg.) (a)(b)	244,695	5,650,008
Class C (non-vtg.) (a)(b)	230,502	4,776,001
VF Corp.	410,524	38,757,571
		134,669,668

TOTAL CONSUMER DISCRETIONARY		1,164,230,539

CONSUMER STAPLES - 3.9%
Beverages - 0.4%
Brown-Forman Corp.:
Class A	65,808	3,441,758
Class B (non-vtg.)	356,782	19,012,913
Keurig Dr. Pepper, Inc. (b)	165,515	4,811,521
Molson Coors Brewing Co. Class B	222,680	14,293,829
		41,560,021
Food & Staples Retailing - 0.3%
Casey's General Stores, Inc.	51,562	6,824,231
Kroger Co.	667,058	17,196,755
Sprouts Farmers Market LLC (a)	188,694	4,041,825
		28,062,811
Food Products - 2.5%
Archer Daniels Midland Co.	714,504	31,866,878
Bunge Ltd.	182,440	9,561,680
Campbell Soup Co. (b)	229,303	8,871,733
Conagra Brands, Inc.	615,802	18,954,386
Flowers Foods, Inc.	229,696	4,993,591
Hormel Foods Corp. (b)	349,901	13,975,046
Ingredion, Inc.	83,988	7,957,863
Kellogg Co.	321,047	19,359,134
Lamb Weston Holdings, Inc.	186,225	13,045,061
McCormick & Co., Inc. (non-vtg.)	156,275	24,061,662
Pilgrim's Pride Corp. (a)	68,036	1,830,849
Post Holdings, Inc. (a)	81,681	9,211,983
Seaboard Corp.	340	1,528,497
The Hain Celestial Group, Inc. (a)(b)	121,351	2,647,879
The Hershey Co.	178,035	22,227,670
The J.M. Smucker Co.	141,144	17,308,489
TreeHouse Foods, Inc. (a)	69,386	4,647,474
Tyson Foods, Inc. Class A	372,183	27,917,447
		239,967,322
Household Products - 0.6%
Church & Dwight Co., Inc.	309,990	23,233,751
Clorox Co.	164,058	26,204,984
Energizer Holdings, Inc.	81,669	3,911,128
Spectrum Brands Holdings, Inc.	53,073	3,267,705
		56,617,568
Personal Products - 0.1%
Coty, Inc. Class A (b)	399,213	4,319,485
Herbalife Nutrition Ltd. (a)	136,879	7,234,055
Nu Skin Enterprises, Inc. Class A	71,601	3,642,343
		15,195,883

TOTAL CONSUMER STAPLES		381,403,605

ENERGY - 3.9%
Energy Equipment & Services - 0.3%
Helmerich & Payne, Inc.	134,284	7,858,300
Nabors Industries Ltd.	482,137	1,687,480
National Oilwell Varco, Inc.	484,335	12,660,517
Patterson-UTI Energy, Inc.	281,794	3,829,580
RPC, Inc. (b)	73,096	752,158
Transocean Ltd. (United States) (a)(b)	672,530	5,286,086
Weatherford International PLC (a)(b)	1,281,016	708,786
		32,782,907
Oil, Gas & Consumable Fuels - 3.6%
Antero Resources Corp. (a)(b)	328,350	2,380,538
Apache Corp.	487,395	16,040,169
Cabot Oil & Gas Corp.	537,973	13,928,121
Centennial Resource Development, Inc. Class A (a)(b)	231,127	2,433,767
Cheniere Energy, Inc. (a)	291,380	18,750,303
Chesapeake Energy Corp. (a)(b)	1,319,368	3,839,361
Cimarex Energy Co.	125,099	8,589,297
CNX Resources Corp. (a)	245,944	2,203,658
Concho Resources, Inc.	246,629	28,456,054
Continental Resources, Inc. (a)	110,582	5,085,666
Devon Energy Corp.	595,098	19,126,450
Diamondback Energy, Inc.	198,648	21,134,161
EQT Corp.	326,825	6,683,571
Equitrans Midstream Corp.	267,648	5,575,108
Extraction Oil & Gas, Inc. (a)(b)	147,272	692,178
Hess Corp.	332,146	21,297,202
HollyFrontier Corp.	200,183	9,554,735
Kosmos Energy Ltd.	326,322	2,183,094
Marathon Oil Corp.	1,051,739	17,921,633
Murphy Oil Corp.	207,644	5,656,223
Noble Energy, Inc.	610,235	16,512,959
ONEOK, Inc.	517,299	35,140,121
Parsley Energy, Inc. Class A (a)	334,290	6,672,428
PBF Energy, Inc. Class A	150,501	5,053,824
QEP Resources, Inc. (a)	312,761	2,351,963
Range Resources Corp. (b)	283,605	2,563,789
SM Energy Co.	141,748	2,258,046
Targa Resources Corp.	290,490	11,663,174
The Williams Companies, Inc.	1,508,061	42,723,368
Whiting Petroleum Corp. (a)	114,684	3,141,195
WPX Energy, Inc. (a)	500,545	6,952,570
		346,564,726

TOTAL ENERGY		379,347,633

FINANCIALS - 13.2%
Banks - 4.2%
Associated Banc-Corp.	205,750	4,668,468
Bank of Hawaii Corp.	52,719	4,342,991
Bank OZK	152,541	4,980,464
BankUnited, Inc.	121,943	4,460,675
BOK Financial Corp.	41,776	3,640,361
CIT Group, Inc.	126,562	6,741,958
Citizens Financial Group, Inc.	595,830	21,569,046
Comerica, Inc.	202,970	15,951,412
Commerce Bancshares, Inc.	125,946	7,610,917
Cullen/Frost Bankers, Inc.	71,763	7,297,579
East West Bancorp, Inc.	182,660	9,403,337
Fifth Third Bancorp	972,794	28,035,923
First Citizens Bancshares, Inc.	9,733	4,362,817
First Hawaiian, Inc.	165,062	4,563,964
First Horizon National Corp.	395,469	5,967,627
First Republic Bank	205,863	21,743,250
FNB Corp., Pennsylvania	416,181	5,048,276
Huntington Bancshares, Inc.	1,317,790	18,343,637
KeyCorp	1,290,957	22,656,295
M&T Bank Corp.	174,116	29,611,908
PacWest Bancorp	155,336	6,143,539
Peoples United Financial, Inc.	494,789	8,554,902
Pinnacle Financial Partners, Inc.	95,365	5,537,846
Popular, Inc.	124,875	7,206,536
Prosperity Bancshares, Inc.	84,839	6,247,544
Regions Financial Corp.	1,317,287	20,457,467
Signature Bank	65,730	8,680,961
Sterling Bancorp	273,398	5,856,185
SunTrust Banks, Inc.	569,260	37,275,145
SVB Financial Group (a)	66,487	16,736,108
Synovus Financial Corp.	201,178	7,415,421
TCF Financial Corp.	201,405	4,457,093
Texas Capital Bancshares, Inc. (a)	64,450	4,171,849
Umpqua Holdings Corp.	275,111	4,775,927
Webster Financial Corp.	116,342	6,181,250
Western Alliance Bancorp. (a)	123,042	5,878,947
Wintrust Financial Corp.	71,227	5,427,497
Zions Bancorp NA	233,517	11,519,394
		403,524,516
Capital Markets - 3.2%
Affiliated Managers Group, Inc.	66,701	7,398,475
Ameriprise Financial, Inc.	173,201	25,420,711
BGC Partners, Inc. Class A	395,874	2,137,720
Cboe Global Markets, Inc.	141,164	14,343,674
E*TRADE Financial Corp.	312,412	15,826,792
Eaton Vance Corp. (non-vtg.)	141,288	5,873,342
Evercore, Inc. Class A	50,610	4,930,932
FactSet Research Systems, Inc.	47,148	13,006,719
Franklin Resources, Inc.	384,670	13,305,735
Interactive Brokers Group, Inc.	93,067	5,047,954
Invesco Ltd.	525,177	11,538,139
Lazard Ltd. Class A	144,701	5,625,975
Legg Mason, Inc.	116,883	3,909,736
LPL Financial	106,194	7,867,913
MarketAxess Holdings, Inc.	46,211	12,861,908
Moody's Corp.	210,879	41,463,029
Morningstar, Inc.	22,924	3,288,448
MSCI, Inc.	104,126	23,467,918
Northern Trust Corp.	256,513	25,279,356
Raymond James Financial, Inc.	160,675	14,713,010
SEI Investments Co.	163,220	8,887,329
T. Rowe Price Group, Inc.	294,907	31,702,503
The NASDAQ OMX Group, Inc.	145,680	13,431,696
Virtu Financial, Inc. Class A (b)	52,095	1,280,495
		312,609,509
Consumer Finance - 1.1%
Ally Financial, Inc.	510,377	15,163,301
Credit Acceptance Corp. (a)(b)	13,811	6,853,294
Discover Financial Services	419,383	34,175,521
Navient Corp.	336,449	4,545,426
OneMain Holdings, Inc.	96,398	3,274,640
Santander Consumer U.S.A. Holdings, Inc.	146,572	3,129,312
SLM Corp.	549,810	5,586,070
Synchrony Financial	915,183	31,729,395
		104,456,959
Diversified Financial Services - 0.3%
AXA Equitable Holdings, Inc.	299,632	6,798,650
Jefferies Financial Group, Inc.	359,631	7,397,610
Voya Financial, Inc.	189,796	10,417,902
		24,614,162
Insurance - 3.7%
Alleghany Corp. (a)	18,211	11,962,442
American Financial Group, Inc.	90,396	9,358,698
American National Insurance Co.	9,484	1,074,442
Arch Capital Group Ltd. (a)	488,007	16,484,876
Arthur J. Gallagher & Co.	227,372	19,012,847
Assurant, Inc.	75,097	7,134,215
Assured Guaranty Ltd.	130,950	6,246,315
Athene Holding Ltd. (a)	199,861	9,025,723
Axis Capital Holdings Ltd.	103,281	5,871,525
Brighthouse Financial, Inc. (a)	154,225	6,445,063
Brown & Brown, Inc.	291,729	9,262,396
Cincinnati Financial Corp.	193,489	18,609,772
CNA Financial Corp.	35,682	1,653,147
Erie Indemnity Co. Class A	31,014	5,871,570
Everest Re Group Ltd.	51,080	12,029,340
First American Financial Corp.	136,708	7,800,558
FNF Group	334,055	13,345,497
Hanover Insurance Group, Inc.	53,454	6,447,087
Hartford Financial Services Group, Inc.	454,340	23,766,525
Lincoln National Corp.	274,164	18,292,222
Loews Corp.	355,345	18,225,645
Markel Corp. (a)	17,209	18,439,616
Mercury General Corp.	37,872	2,036,756
Old Republic International Corp.	357,617	7,996,316
Principal Financial Group, Inc.	355,048	20,294,544
Reinsurance Group of America, Inc.	78,962	11,963,533
RenaissanceRe Holdings Ltd.	50,033	7,773,127
Torchmark Corp.	130,162	11,410,001
Unum Group	259,409	9,577,380
W.R. Berkley Corp.	179,972	11,032,284
White Mountains Insurance Group Ltd.	3,887	3,650,048
Willis Group Holdings PLC	163,609	30,159,683
		362,253,193
Mortgage Real Estate Investment Trusts - 0.6%
AGNC Investment Corp.	684,303	12,173,750
Annaly Capital Management, Inc.	1,826,727	18,431,675
Chimera Investment Corp.	244,709	4,691,072
MFA Financial, Inc.	580,751	4,361,440
New Residential Investment Corp.	510,742	8,585,573
Starwood Property Trust, Inc.	338,993	7,813,789
Two Harbors Investment Corp.	320,261	4,438,817
		60,496,116
Thrifts & Mortgage Finance - 0.1%
New York Community Bancorp, Inc.	581,534	6,763,240
TFS Financial Corp.	63,684	1,059,702
		7,822,942

TOTAL FINANCIALS		1,275,777,397

HEALTH CARE - 9.6%
Biotechnology - 1.5%
Agios Pharmaceuticals, Inc. (a)(b)	67,374	3,767,554
Alkermes PLC (a)	199,559	6,050,629
Alnylam Pharmaceuticals, Inc. (a)	120,966	10,807,102
BioMarin Pharmaceutical, Inc. (a)	227,504	19,458,417
bluebird bio, Inc. (a)(b)	69,539	9,862,716
Exact Sciences Corp. (a)	152,255	15,026,046
Exelixis, Inc. (a)	373,443	7,341,889
Incyte Corp. (a)	224,966	17,277,389
Ionis Pharmaceuticals, Inc. (a)(b)	158,943	11,814,233
Moderna, Inc. (b)	38,785	1,009,574
Neurocrine Biosciences, Inc. (a)	116,012	8,380,707
Sage Therapeutics, Inc. (a)(b)	62,210	10,465,588
Sarepta Therapeutics, Inc. (a)(b)	84,547	9,886,926
Seattle Genetics, Inc. (a)(b)	138,801	9,407,932
United Therapeutics Corp. (a)	55,475	5,690,071
		146,246,773
Health Care Equipment & Supplies - 3.4%
Abiomed, Inc. (a)	54,531	15,127,445
Align Technology, Inc. (a)	101,046	32,807,615
Cantel Medical Corp.	48,496	3,343,314
Dentsply Sirona, Inc.	279,487	14,290,170
DexCom, Inc. (a)	111,446	13,492,767
Edwards Lifesciences Corp. (a)	260,057	45,788,236
Hill-Rom Holdings, Inc.	84,466	8,566,542
Hologic, Inc. (a)	341,820	15,853,612
ICU Medical, Inc. (a)	20,095	4,571,613
IDEXX Laboratories, Inc. (a)	110,197	25,565,704
Insulet Corp. (a)(b)	75,277	6,492,641
Integra LifeSciences Holdings Corp. (a)	91,883	4,795,374
Masimo Corp. (a)	58,269	7,583,710
Penumbra, Inc. (a)(b)	39,256	5,279,932
ResMed, Inc.	181,383	18,956,337
STERIS PLC	105,854	13,864,757
Teleflex, Inc.	58,584	16,765,569
The Cooper Companies, Inc.	62,052	17,990,116
Varian Medical Systems, Inc. (a)	116,319	15,839,158
West Pharmaceutical Services, Inc.	92,557	11,457,631
Zimmer Biomet Holdings, Inc.	233,037	28,700,837
		327,133,080
Health Care Providers & Services - 2.0%
Acadia Healthcare Co., Inc. (a)(b)	112,751	3,610,287
AmerisourceBergen Corp.	197,101	14,735,271
Cardinal Health, Inc.	386,334	18,818,329
Centene Corp. (a)	519,327	26,776,500
Chemed Corp.	19,681	6,431,357
Covetrus, Inc. (a)(b)	78,321	2,574,411
DaVita HealthCare Partners, Inc. (a)	165,822	9,160,007
Elanco Animal Health, Inc.	435,494	13,718,061
Encompass Health Corp.	125,105	8,063,017
Henry Schein, Inc. (a)(b)	192,376	12,323,607
Laboratory Corp. of America Holdings (a)	128,645	20,572,908
MEDNAX, Inc. (a)	117,645	3,290,531
Molina Healthcare, Inc. (a)	78,882	10,225,474
Premier, Inc. (a)(b)	66,573	2,212,221
Quest Diagnostics, Inc.	173,928	16,763,181
Universal Health Services, Inc. Class B	106,312	13,487,803
Wellcare Health Plans, Inc. (a)	63,754	16,470,846
		199,233,811
Health Care Technology - 0.5%
Cerner Corp. (a)	395,395	26,273,998
Veeva Systems, Inc. Class A (a)	158,629	22,187,438
		48,461,436
Life Sciences Tools & Services - 1.7%
Agilent Technologies, Inc.	410,865	32,252,903
Bio-Rad Laboratories, Inc. Class A (a)	27,158	8,172,657
Bio-Techne Corp.	47,526	9,723,344
Bruker Corp.	127,053	4,904,246
Charles River Laboratories International, Inc. (a)	60,394	8,483,545
IQVIA Holdings, Inc. (a)	208,458	28,954,816
Mettler-Toledo International, Inc. (a)	31,571	23,528,603
PerkinElmer, Inc.	140,926	13,506,348
PRA Health Sciences, Inc. (a)	74,207	7,184,722
QIAGEN NV (a)	280,756	10,938,254
Waters Corp. (a)	96,318	20,567,746
		168,217,184
Pharmaceuticals - 0.5%
Catalent, Inc. (a)	190,812	8,552,194
Jazz Pharmaceuticals PLC (a)	77,237	10,023,045
Mylan NV (a)	432,148	11,663,675
Nektar Therapeutics (a)	202,667	6,489,397
Perrigo Co. PLC	170,375	8,164,370
		44,892,681

TOTAL HEALTH CARE		934,184,965

INDUSTRIALS - 13.7%
Aerospace & Defense - 1.8%
Arconic, Inc.	548,524	11,782,296
BWX Technologies, Inc.	125,620	6,419,182
Curtiss-Wright Corp.	55,490	6,322,531
Harris Corp.	151,260	25,487,310
HEICO Corp.	49,813	5,256,766
HEICO Corp. Class A	94,929	8,489,500
Hexcel Corp.	106,645	7,540,868
Huntington Ingalls Industries, Inc.	53,429	11,892,227
L3 Technologies, Inc.	99,861	21,827,617
Spirit AeroSystems Holdings, Inc. Class A	134,063	11,650,075
Teledyne Technologies, Inc. (a)	44,679	11,103,178
Textron, Inc.	308,905	16,371,965
TransDigm Group, Inc. (a)	61,455	29,653,267
		173,796,782
Air Freight & Logistics - 0.4%
C.H. Robinson Worldwide, Inc.	172,104	13,940,424
Expeditors International of Washington, Inc.	216,573	17,200,228
XPO Logistics, Inc. (a)(b)	158,964	10,822,269
		41,962,921
Airlines - 0.7%
Alaska Air Group, Inc.	151,260	9,362,994
American Airlines Group, Inc.	524,903	17,941,185
Copa Holdings SA Class A (b)	40,032	3,333,064
JetBlue Airways Corp. (a)	384,660	7,135,443
United Continental Holdings, Inc. (a)	308,619	27,423,884
		65,196,570
Building Products - 0.7%
A.O. Smith Corp.	179,360	9,428,955
Allegion PLC	119,448	11,852,825
Armstrong World Industries, Inc.	55,119	4,777,164
Fortune Brands Home & Security, Inc.	182,467	9,630,608
Lennox International, Inc.	45,284	12,292,342
Masco Corp.	371,648	14,516,571
Owens Corning	139,721	7,163,496
		69,661,961
Commercial Services & Supplies - 0.9%
Cintas Corp.	107,989	23,448,731
Clean Harbors, Inc. (a)	64,877	4,930,652
Copart, Inc. (a)	255,922	17,228,669
KAR Auction Services, Inc.	171,615	9,692,815
Republic Services, Inc.	274,056	22,697,318
Rollins, Inc.	182,826	7,069,881
Stericycle, Inc. (a)	105,757	6,175,151
		91,243,217
Construction & Engineering - 0.4%
AECOM (a)	199,920	6,777,288
Arcosa, Inc.	62,247	1,937,749
Fluor Corp.	177,684	7,059,385
Jacobs Engineering Group, Inc.	157,948	12,310,467
Quanta Services, Inc.	183,284	7,441,330
Valmont Industries, Inc.	27,311	3,682,615
		39,208,834
Electrical Equipment - 1.2%
Acuity Brands, Inc.	50,219	7,348,546
AMETEK, Inc.	290,160	25,583,407
Fortive Corp.	370,155	31,959,183
GrafTech International Ltd. (b)	74,957	858,258
Hubbell, Inc. Class B	68,715	8,768,034
Regal Beloit Corp.	54,476	4,634,818
Rockwell Automation, Inc.	153,768	27,787,415
Sensata Technologies, Inc. PLC (a)	204,451	10,210,283
		117,149,944
Industrial Conglomerates - 0.6%
Carlisle Companies, Inc.	73,423	10,383,481
ITT, Inc.	110,218	6,673,700
Roper Technologies, Inc.	127,665	45,921,101
		62,978,282
Machinery - 3.8%
AGCO Corp.	82,644	5,849,542
Allison Transmission Holdings, Inc.	144,325	6,763,070
Apergy Corp. (a)	97,269	3,860,607
Colfax Corp. (a)	107,383	3,239,745
Crane Co.	62,728	5,335,016
Cummins, Inc.	187,873	31,241,401
Donaldson Co., Inc.	161,185	8,629,845
Dover Corp.	182,758	17,917,594
Flowserve Corp.	164,957	8,087,842
Gardner Denver Holdings, Inc. (a)	159,244	5,374,485
Gates Industrial Corp. PLC (a)(b)	56,664	911,157
Graco, Inc.	207,922	10,656,003
IDEX Corp.	97,013	15,198,057
Ingersoll-Rand PLC	308,697	37,849,339
Lincoln Electric Holdings, Inc.	79,141	6,906,635
Middleby Corp. (a)(b)	68,857	9,098,075
Nordson Corp.	72,846	10,631,874
Oshkosh Corp.	87,910	7,260,487
PACCAR, Inc.	426,480	30,565,822
Parker Hannifin Corp.	163,607	29,625,956
Pentair PLC	197,226	7,689,842
Snap-On, Inc.	69,370	11,673,584
Stanley Black & Decker, Inc.	192,900	28,279,140
Terex Corp.	85,214	2,840,183
Timken Co.	86,352	4,140,578
Toro Co.	129,428	9,467,658
Trinity Industries, Inc.	186,882	4,029,176
WABCO Holdings, Inc. (a)	65,503	8,675,217
Wabtec Corp.	167,902	12,436,501
Welbilt, Inc. (a)	166,289	2,798,644
Xylem, Inc.	226,251	18,869,333
		365,902,408
Marine - 0.1%
Kirby Corp. (a)	74,470	6,085,688
Professional Services - 1.5%
CoStar Group, Inc. (a)	45,127	22,394,274
Equifax, Inc.	150,970	19,014,672
IHS Markit Ltd. (a)	488,319	27,961,146
Manpower, Inc.	77,895	7,481,036
Nielsen Holdings PLC	456,089	11,643,952
Robert Half International, Inc.	148,829	9,240,793
TransUnion Holding Co., Inc.	232,998	16,228,311
Verisk Analytics, Inc.	202,047	28,516,914
		142,481,098
Road & Rail - 0.7%
AMERCO	8,740	3,261,506
Genesee & Wyoming, Inc. Class A (a)(b)	72,916	6,464,003
J.B. Hunt Transport Services, Inc.	109,680	10,362,566
Kansas City Southern	127,238	15,668,087
Knight-Swift Transportation Holdings, Inc. Class A (b)	159,337	5,313,889
Landstar System, Inc.	50,486	5,500,955
Old Dominion Freight Lines, Inc.	83,237	12,425,619
Ryder System, Inc.	66,598	4,195,674
Schneider National, Inc. Class B	60,910	1,273,019
		64,465,318
Trading Companies & Distributors - 0.9%
Air Lease Corp. Class A	123,024	4,743,805
Fastenal Co.	362,607	25,581,924
HD Supply Holdings, Inc. (a)	223,612	10,216,832
MSC Industrial Direct Co., Inc. Class A	56,416	4,719,198
United Rentals, Inc. (a)	100,234	14,124,975
Univar, Inc. (a)	157,133	3,508,780
W.W. Grainger, Inc.	57,502	16,215,564
Watsco, Inc.	40,207	6,371,603
WESCO International, Inc. (a)	59,594	3,411,161
		88,893,842
Transportation Infrastructure - 0.0%
Macquarie Infrastructure Co. LLC	102,661	4,158,797

TOTAL INDUSTRIALS		1,333,185,662

INFORMATION TECHNOLOGY - 19.5%
Communications Equipment - 0.9%
Arista Networks, Inc. (a)	73,429	22,931,142
CommScope Holding Co., Inc. (a)	243,401	6,031,477
EchoStar Holding Corp. Class A (a)	63,364	2,525,055
F5 Networks, Inc. (a)	75,314	11,816,767
Juniper Networks, Inc.	434,433	12,064,204
Motorola Solutions, Inc.	206,274	29,891,165
Ubiquiti Networks, Inc. (b)	19,019	3,241,789
		88,501,599
Electronic Equipment & Components - 2.3%
ADT, Inc. (b)	145,874	961,310
Amphenol Corp. Class A	373,728	37,208,360
Arrow Electronics, Inc. (a)	106,305	8,983,836
Avnet, Inc.	137,941	6,705,312
CDW Corp.	185,521	19,591,018
Cognex Corp.	208,045	10,491,709
Coherent, Inc. (a)	30,880	4,570,549
Corning, Inc.	1,003,396	31,958,163
Dell Technologies, Inc. (a)	190,577	12,846,796
Dolby Laboratories, Inc. Class A	78,322	5,066,650
FLIR Systems, Inc.	169,517	8,974,230
IPG Photonics Corp. (a)	45,995	8,036,706
Jabil, Inc.	190,272	5,748,117
Keysight Technologies, Inc. (a)	236,209	20,557,269
Littelfuse, Inc.	30,419	6,115,740
National Instruments Corp.	138,886	6,541,531
Trimble, Inc. (a)	313,584	12,800,499
Zebra Technologies Corp. Class A (a)	66,686	14,080,082
		221,237,877
IT Services - 5.8%
Akamai Technologies, Inc. (a)	200,340	16,039,220
Alliance Data Systems Corp.	60,642	9,708,784
Amdocs Ltd.	174,055	9,586,949
Booz Allen Hamilton Holding Corp. Class A	172,210	10,210,331
Broadridge Financial Solutions, Inc.	146,476	17,303,210
Conduent, Inc. (a)	254,220	3,261,643
CoreLogic, Inc. (a)	102,935	4,180,190
DXC Technology Co.	342,397	22,509,179
Elastic NV	10,627	909,140
EPAM Systems, Inc. (a)	64,519	11,572,128
Euronet Worldwide, Inc. (a)	61,904	9,278,791
Fidelity National Information Services, Inc.	415,510	48,170,074
First Data Corp. Class A (a)	691,926	17,893,206
Fiserv, Inc. (a)	506,842	44,216,896
FleetCor Technologies, Inc. (a)	107,694	28,102,749
Gartner, Inc. (a)	111,755	17,765,692
Genpact Ltd.	196,117	7,119,047
Global Payments, Inc.	201,533	29,437,925
GoDaddy, Inc. (a)	215,073	17,528,450
Jack Henry & Associates, Inc.	97,339	14,509,351
Leidos Holdings, Inc.	177,614	13,051,077
Okta, Inc. (a)	110,432	11,488,241
Paychex, Inc.	406,889	34,304,812
Sabre Corp.	351,395	7,294,960
Square, Inc. (a)	372,102	27,096,468
Switch, Inc. Class A (b)	52,815	574,099
The Western Union Co.	559,568	10,878,002
Total System Services, Inc.	228,435	23,355,194
Twilio, Inc. Class A (a)	111,462	15,285,899
VeriSign, Inc. (a)	129,640	25,597,418
WEX, Inc. (a)	51,980	10,931,394
Worldpay, Inc. (a)	380,039	44,544,371
		563,704,890
Semiconductors & Semiconductor Equipment - 3.7%
Advanced Micro Devices, Inc. (a)	1,185,940	32,767,522
Analog Devices, Inc.	467,901	54,388,812
Cypress Semiconductor Corp.	451,431	7,755,585
First Solar, Inc. (a)	103,523	6,369,770
KLA-Tencor Corp.	205,156	26,153,287
Lam Research Corp.	193,483	40,134,179
Marvell Technology Group Ltd.	704,792	17,633,896
Maxim Integrated Products, Inc.	345,343	20,720,580
Microchip Technology, Inc. (b)	295,524	29,519,892
MKS Instruments, Inc.	67,285	6,123,608
Monolithic Power Systems, Inc.	51,228	7,976,712
ON Semiconductor Corp. (a)	526,073	12,131,243
Qorvo, Inc. (a)	154,118	11,652,862
Skyworks Solutions, Inc.	220,337	19,429,317
Teradyne, Inc.	225,164	11,033,036
Universal Display Corp. (b)	53,422	8,526,151
Versum Materials, Inc.	136,686	7,132,275
Xilinx, Inc.	321,840	38,665,858
		358,114,585
Software - 6.2%
2U, Inc. (a)(b)	49,302	2,982,771
ANSYS, Inc. (a)	105,455	20,648,089
Aspen Technology, Inc. (a)	87,813	10,705,283
Atlassian Corp. PLC (a)(b)	127,879	14,085,872
Autodesk, Inc. (a)	278,828	49,689,938
Black Knight, Inc. (a)	178,601	10,076,668
Cadence Design Systems, Inc. (a)	352,960	24,488,365
CDK Global, Inc.	157,681	9,511,318
Ceridian HCM Holding, Inc.	61,292	3,257,670
Citrix Systems, Inc.	171,384	17,302,929
DocuSign, Inc.	99,118	5,617,017
Fair Isaac Corp. (a)	36,094	10,097,297
FireEye, Inc. (a)	246,443	3,948,017
Fortinet, Inc. (a)	179,036	16,725,543
Guidewire Software, Inc. (a)	102,117	10,875,461
LogMeIn, Inc.	63,719	5,250,446
Manhattan Associates, Inc. (a)	81,408	5,490,970
Nuance Communications, Inc. (a)	360,861	6,073,291
Nutanix, Inc. Class A (a)(b)	178,293	7,700,475
Palo Alto Networks, Inc. (a)	115,723	28,795,354
Parametric Technology Corp. (a)	147,768	13,368,571
Paycom Software, Inc. (a)	60,542	12,261,571
Pegasystems, Inc.	47,523	3,564,700
Pluralsight, Inc.	68,533	2,432,236
Proofpoint, Inc. (a)	63,453	7,958,275
RealPage, Inc. (a)	90,241	5,884,616
Red Hat, Inc. (a)	223,023	40,708,388
RingCentral, Inc. (a)	85,968	10,004,096
ServiceNow, Inc. (a)	225,569	61,244,232
SolarWinds, Inc. (a)(b)	31,645	618,660
Splunk, Inc. (a)	186,586	25,756,331
SS&C Technologies Holdings, Inc.	273,204	18,484,983
Symantec Corp.	811,342	19,642,590
Synopsys, Inc. (a)	187,380	22,687,970
Tableau Software, Inc. (a)	90,722	11,050,847
Teradata Corp. (a)	149,720	6,807,768
Tyler Technologies, Inc. (a)	48,107	11,156,494
Ultimate Software Group, Inc. (a)	38,415	12,701,920
Workday, Inc. Class A (a)	184,434	37,925,163
Zendesk, Inc. (a)	132,972	11,672,282
		599,254,467
Technology Hardware, Storage & Peripherals - 0.6%
NCR Corp. (a)	148,945	4,311,958
NetApp, Inc.	322,465	23,491,575
Pure Storage, Inc. Class A (a)	207,647	4,746,810
Western Digital Corp.	371,162	18,973,801
Xerox Corp.	255,552	8,525,215
		60,049,359

TOTAL INFORMATION TECHNOLOGY		1,890,862,777

MATERIALS - 5.0%
Chemicals - 1.7%
Albemarle Corp. U.S. (b)	133,790	10,042,277
Ashland Global Holdings, Inc.	78,357	6,310,089
Axalta Coating Systems Ltd. (a)	260,210	7,020,466
Cabot Corp.	77,302	3,507,965
Celanese Corp. Class A	162,831	17,567,837
CF Industries Holdings, Inc.	293,141	13,126,854
Eastman Chemical Co.	175,867	13,872,389
Element Solutions, Inc. (a)	286,777	3,114,398
FMC Corp.	168,592	13,328,884
Huntsman Corp.	279,014	6,205,271
International Flavors & Fragrances, Inc. (b)	127,958	17,631,333
NewMarket Corp.	9,505	3,988,108
Olin Corp.	213,487	4,630,533
RPM International, Inc.	162,653	9,864,904
The Chemours Co. LLC	217,030	7,815,250
The Mosaic Co.	446,277	11,652,292
The Scotts Miracle-Gro Co. Class A	50,698	4,310,344
Valvoline, Inc.	237,354	4,391,049
W.R. Grace & Co.	83,758	6,330,430
Westlake Chemical Corp.	47,082	3,283,970
		167,994,643
Construction Materials - 0.5%
Eagle Materials, Inc.	56,475	5,134,142
Martin Marietta Materials, Inc.	79,687	17,682,545
nVent Electric PLC	202,958	5,672,676
Vulcan Materials Co.	167,494	21,122,668
		49,612,031
Containers & Packaging - 1.6%
Aptargroup, Inc.	78,278	8,707,645
Ardagh Group SA	27,403	380,354
Avery Dennison Corp.	109,594	12,126,576
Ball Corp.	421,190	25,246,129
Bemis Co., Inc.	113,788	6,533,707
Berry Global Group, Inc. (a)	164,019	9,644,317
Crown Holdings, Inc. (a)	162,712	9,458,449
Graphic Packaging Holding Co.	376,788	5,229,817
International Paper Co.	525,068	24,578,433
Owens-Illinois, Inc.	201,470	3,981,047
Packaging Corp. of America	119,049	11,804,899
Sealed Air Corp.	197,091	9,188,382
Silgan Holdings, Inc.	97,722	2,925,797
Sonoco Products Co.	123,610	7,794,847
WestRock Co.	325,663	12,498,946
		150,099,345
Metals & Mining - 1.2%
Alcoa Corp. (a)	237,761	6,343,463
Freeport-McMoRan, Inc.	1,839,816	22,648,135
Newmont Goldcorp Corp.	1,039,268	32,279,664
Nucor Corp.	386,059	22,032,387
Reliance Steel & Aluminum Co.	86,259	7,932,378
Royal Gold, Inc.	82,150	7,151,979
Steel Dynamics, Inc.	277,114	8,778,972
United States Steel Corp.	222,991	3,478,660
		110,645,638
Paper & Forest Products - 0.0%
Domtar Corp.	78,900	3,858,210

TOTAL MATERIALS		482,209,867

REAL ESTATE - 8.9%
Equity Real Estate Investment Trusts (REITs) - 8.5%
Alexandria Real Estate Equities, Inc.	144,780	20,615,224
American Campus Communities, Inc.	173,314	8,180,421
American Homes 4 Rent Class A	327,620	7,856,328
Apartment Investment & Management Co. Class A	190,170	9,386,791
Apple Hospitality (REIT), Inc.	286,973	4,720,706
AvalonBay Communities, Inc.	177,447	35,654,426
Boston Properties, Inc.	197,734	27,212,153
Brandywine Realty Trust (SBI)	249,543	3,840,467
Brixmor Property Group, Inc.	390,442	6,981,103
Brookfield Property REIT, Inc. Class A (b)	163,128	3,397,956
Camden Property Trust (SBI)	112,273	11,300,277
Colony Capital, Inc.	773,116	3,973,816
Columbia Property Trust, Inc.	165,628	3,761,412
CoreSite Realty Corp.	46,562	5,094,348
Corporate Office Properties Trust (SBI)	138,881	3,872,002
CubeSmart	237,144	7,567,265
CyrusOne, Inc.	134,588	7,495,206
DDR Corp.	218,527	2,893,297
Digital Realty Trust, Inc.	263,264	30,988,805
Douglas Emmett, Inc.	206,368	8,500,298
Duke Realty Corp.	451,168	14,040,348
Empire State Realty Trust, Inc.	191,201	2,955,967
EPR Properties	94,429	7,446,671
Equity Commonwealth	150,839	4,796,680
Equity Lifestyle Properties, Inc.	108,087	12,613,753
Equity Residential (SBI)	461,249	35,248,649
Essex Property Trust, Inc.	84,146	23,771,245
Extra Space Storage, Inc.	157,994	16,382,398
Federal Realty Investment Trust (SBI)	92,075	12,324,239
Gaming & Leisure Properties	258,837	10,451,838
HCP, Inc.	475,046	14,146,870
Healthcare Trust of America, Inc.	264,957	7,307,514
Highwoods Properties, Inc. (SBI)	132,426	5,903,551
Hospitality Properties Trust (SBI)	219,215	5,699,590
Host Hotels & Resorts, Inc.	940,039	18,086,350
Hudson Pacific Properties, Inc.	196,622	6,854,243
Invitation Homes, Inc.	436,255	10,845,299
Iron Mountain, Inc.	363,755	11,814,762
JBG SMITH Properties	144,121	6,132,349
Kilroy Realty Corp.	125,177	9,627,363
Kimco Realty Corp.	529,991	9,216,543
Lamar Advertising Co. Class A	107,560	8,891,985
Liberty Property Trust (SBI)	187,188	9,292,012
Life Storage, Inc.	60,055	5,722,641
Medical Properties Trust, Inc.	467,428	8,161,293
Mid-America Apartment Communities, Inc.	145,787	15,950,556
National Retail Properties, Inc.	200,815	10,566,885
Omega Healthcare Investors, Inc.	259,336	9,177,901
Outfront Media, Inc.	180,063	4,290,901
Paramount Group, Inc.	270,871	3,924,921
Park Hotels & Resorts, Inc.	266,558	8,551,181
Rayonier, Inc.	165,808	5,271,036
Realty Income Corp.	381,799	26,729,748
Regency Centers Corp.	192,317	12,917,933
Retail Properties America, Inc.	310,296	3,813,538
SBA Communications Corp. Class A (a)	141,507	28,829,221
Senior Housing Properties Trust (SBI)	358,504	2,878,787
SL Green Realty Corp.	106,600	9,417,044
Spirit Realty Capital, Inc.	115,907	4,689,597
Store Capital Corp.	244,148	8,135,011
Sun Communities, Inc.	106,712	13,134,113
Taubman Centers, Inc.	80,009	3,944,444
The Macerich Co.	182,799	7,337,552
UDR, Inc.	347,139	15,603,898
Uniti Group, Inc. (b)	227,636	2,501,720
Ventas, Inc.	332,913	20,344,313
VEREIT, Inc.	1,292,783	10,678,388
VICI Properties, Inc.	516,779	11,782,561
Vornado Realty Trust	226,163	15,636,910
Weingarten Realty Investors (SBI)	156,104	4,517,650
Welltower, Inc.	412,916	30,774,629
Weyerhaeuser Co.	967,617	25,932,136
WP Carey, Inc.	205,980	16,338,334
		824,697,362
Real Estate Management & Development - 0.4%
CBRE Group, Inc. (a)	402,648	20,965,881
Howard Hughes Corp. (a)	48,689	5,404,479
Jones Lang LaSalle, Inc.	57,002	8,810,799
Realogy Holdings Corp. (b)	155,578	2,025,626
Retail Value, Inc.	27,151	909,559
		38,116,344

TOTAL REAL ESTATE		862,813,706

UTILITIES - 6.4%
Electric Utilities - 2.6%
Alliant Energy Corp.	300,366	14,186,286
Edison International	410,232	26,160,495
Entergy Corp.	240,231	23,278,384
Evergy, Inc.	344,266	19,905,460
Eversource Energy	414,089	29,673,618
FirstEnergy Corp.	633,503	26,626,131
Hawaiian Electric Industries, Inc.	139,285	5,777,542
OGE Energy Corp.	256,819	10,873,716
PG&E Corp. (a)	444,890	10,018,923
Pinnacle West Capital Corp.	143,011	13,624,658
PPL Corp.	723,798	22,589,736
Vistra Energy Corp.	507,781	13,837,032
Xcel Energy, Inc.	671,075	37,915,738
		254,467,719
Gas Utilities - 0.4%
Atmos Energy Corp.	146,401	14,982,678
National Fuel Gas Co.	103,804	6,146,235
UGI Corp.	219,357	11,957,150
		33,086,063
Independent Power and Renewable Electricity Producers - 0.3%
NRG Energy, Inc.	367,318	15,122,482
The AES Corp.	839,283	14,368,525
		29,491,007
Multi-Utilities - 2.7%
Ameren Corp.	313,142	22,787,343
Avangrid, Inc.	83,141	4,257,651
CenterPoint Energy, Inc.	641,640	19,890,840
CMS Energy Corp.	361,164	20,062,660
Consolidated Edison, Inc.	408,107	35,162,499
DTE Energy Co.	229,962	28,908,523
MDU Resources Group, Inc.	251,342	6,572,593
NiSource, Inc.	471,561	13,099,965
Public Service Enterprise Group, Inc.	645,235	38,488,268
Sempra Energy	348,708	44,617,189
WEC Energy Group, Inc.	407,518	31,961,637
		265,809,168
Water Utilities - 0.4%
American Water Works Co., Inc.	233,461	25,258,146
Aqua America, Inc.	268,679	10,494,602
		35,752,748

TOTAL UTILITIES		618,606,705

TOTAL COMMON STOCKS
(Cost $8,143,615,013)		9,656,735,739
	Principal Amount	Value

U.S. Treasury Obligations - 0.0%
U.S. Treasury Bills, yield at date of purchase 2.41% 9/12/19 (c)
(Cost $1,982,279)	2,000,000	1,982,301
	Shares	Value

Money Market Funds - 3.5%
Fidelity Cash Central Fund, 2.49% (d)	37,109,435	$37,116,857
Fidelity Securities Lending Cash Central Fund 2.49% (d)(e)	299,877,559	299,907,546
TOTAL MONEY MARKET FUNDS
(Cost $337,018,265)		337,024,403
TOTAL INVESTMENT IN SECURITIES - 103.0%
(Cost $8,482,615,557)		9,995,742,443
NET OTHER ASSETS (LIABILITIES) - (3.0)%		(289,753,097)
NET ASSETS - 100%		$9,705,989,346

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P MidCap 400 Index Contracts (United States)	216	June 2019	$42,625,440	$1,206,669	$1,206,669

The notional amount of futures purchased as a percentage of Net Assets is 0.4%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,783,080.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$829,902
Fidelity Securities Lending Cash Central Fund	818,490
Total	$1,648,392

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$334,112,883	$334,112,883	$--	$--
Consumer Discretionary	1,164,230,539	1,164,230,539	--	--
Consumer Staples	381,403,605	381,403,605	--	--
Energy	379,347,633	379,347,633	--	--
Financials	1,275,777,397	1,275,777,397	--	--
Health Care	934,184,965	934,184,965	--	--
Industrials	1,333,185,662	1,333,185,662	--	--
Information Technology	1,890,862,777	1,890,862,777	--	--
Materials	482,209,867	482,209,867	--	--
Real Estate	862,813,706	862,813,706	--	--
Utilities	618,606,705	618,606,705	--	--
U.S. Government and Government Agency Obligations	1,982,301	--	1,982,301	--
Money Market Funds	337,024,403	337,024,403	--	--
Total Investments in Securities:	$9,995,742,443	$9,993,760,142	$1,982,301	$--
Derivative Instruments:
Assets
Futures Contracts	$1,206,669	$1,206,669	$--	$--
Total Assets	$1,206,669	$1,206,669	$--	$--
Total Derivative Instruments:	$1,206,669	$1,206,669	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of April 30, 2019. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$1,206,669	$0
Total Equity Risk	1,206,669	0
Total Value of Derivatives	$1,206,669	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

See accompanying notes which are an integral part of the financial statements.

Fidelity® Mid Cap Index Fund

Financial Statements

Statement of Assets and Liabilities

		April 30, 2019
Assets
Investment in securities, at value (including securities loaned of $291,786,687) — See accompanying schedule: Unaffiliated issuers (cost $8,145,597,292)	$9,658,718,040
Fidelity Central Funds (cost $337,018,265)	337,024,403
Total Investment in Securities (cost $8,482,615,557)		$9,995,742,443
Cash		190,824
Receivable for investments sold		2,221,910
Receivable for fund shares sold		18,683,792
Dividends receivable		4,879,906
Distributions receivable from Fidelity Central Funds		136,175
Other receivables		42
Total assets		10,021,855,092
Liabilities
Payable for investments purchased	$190,825
Payable for fund shares redeemed	15,497,040
Accrued management fee	196,833
Payable for daily variation margin on futures contracts	81,223
Collateral on securities loaned	299,899,825
Total liabilities		315,865,746
Net Assets		$9,705,989,346
Net Assets consist of:
Paid in capital		$8,238,172,525
Total distributable earnings (loss)		1,467,816,821
Net Assets		$9,705,989,346
Net Asset Value and Maximum Offering Price
Net Asset Value, offering price and redemption price per share ($9,705,989,346 ÷ 430,769,046 shares)		$22.53

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended April 30, 2019
Investment Income
Dividends		$124,820,891
Interest		38,912
Income from Fidelity Central Funds (including $818,490 from security lending)		1,648,392
Total income		126,508,195
Expenses
Management fee	$1,977,229
Transfer agent fees	193,238
Independent trustees' fees and expenses	31,193
Interest	19,740
Commitment fees	18,968
Total expenses before reductions	2,240,368
Expense reductions	(1,325)
Total expenses after reductions		2,239,043
Net investment income (loss)		124,269,152
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(5,644,364)
Fidelity Central Funds	(1,189)
Futures contracts	(965,802)
Total net realized gain (loss)		(6,611,355)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	767,882,438
Fidelity Central Funds	(468)
Futures contracts	1,078,050
Total change in net unrealized appreciation (depreciation)		768,960,020
Net gain (loss)		762,348,665
Net increase (decrease) in net assets resulting from operations		$886,617,817

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended April 30, 2019	Year ended April 30, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$124,269,152	$81,010,405
Net realized gain (loss)	(6,611,355)	81,697,493
Change in net unrealized appreciation (depreciation)	768,960,020	322,677,128
Net increase (decrease) in net assets resulting from operations	886,617,817	485,385,026
Distributions to shareholders	(158,764,159)	–
Distributions to shareholders from net investment income	–	(66,305,259)
Distributions to shareholders from net realized gain	–	(62,352,948)
Total distributions	(158,764,159)	(128,658,207)
Share transactions - net increase (decrease)	3,086,023,803	1,894,776,965
Total increase (decrease) in net assets	3,813,877,461	2,251,503,784
Net Assets
Beginning of period	5,892,111,885	3,640,608,101
End of period	$9,705,989,346	$5,892,111,885
Other Information
Undistributed net investment income end of period		$24,325,907

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Mid Cap Index Fund

Years ended April 30,	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$20.85	$19.25	$16.87	$17.98	$16.29
Income from Investment Operations
Net investment income (loss)A	.36	.34	.31	.31	.26
Net realized and unrealized gain (loss)	1.80	1.79	2.48	(.72)	1.88
Total from investment operations	2.16	2.13	2.79	(.41)	2.14
Distributions from net investment income	(.34)	(.28)	(.25)	(.24)	(.22)
Distributions from net realized gain	(.14)	(.25)	(.16)	(.46)	(.24)
Total distributions	(.48)	(.53)	(.41)	(.70)	(.45)B
Redemption fees added to paid in capitalA	–	–	–C	–C	–C
Net asset value, end of period	$22.53	$20.85	$19.25	$16.87	$17.98
Total ReturnD	10.68%	11.13%	16.70%	(2.13)%	13.26%
Ratios to Average Net AssetsE,F
Expenses before reductions	.03%	.04%	.05%	.12%	.12%
Expenses net of fee waivers, if any	.03%	.04%	.04%	.04%	.04%
Expenses net of all reductions	.03%	.04%	.04%	.04%	.04%
Net investment income (loss)	1.71%	1.66%	1.67%	1.76%	1.49%
Supplemental Data
Net assets, end of period (000 omitted)	$9,705,989	$393,979	$191,401	$7,598	$25,167
Portfolio turnover rate G	12%	10%H	14%	16%	8%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.45 per share is comprised of distributions from net investment income of $.216 and distributions from net realized gain of $.235 per share.

 C Amount represents less than $.005 per share.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 H Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity® Small Cap Index Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended April 30, 2019	Past 1 year	Past 5 years	Life of fundA
Fidelity® Small Cap Index Fund	4.74%	8.84%	13.16%

 A From September 8, 2011

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® Small Cap Index Fund on September 8, 2011, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the Russell 2000® Index performed over the same period.

Period Ending Values
$25,738	Fidelity® Small Cap Index Fund
$25,457	Russell 2000® Index

Fidelity® Small Cap Index Fund

Management's Discussion of Fund Performance

Market Recap:  The S&P 500® index gained 13.49% for the 12 months ending April 30, 2019, as U.S. equities began the new year on a high note after enduring an historically volatile final quarter of 2018. The index rose 18.25% year to date, its strongest four-month opening since 1987, amid upbeat company earnings/outlooks and signs the Fed may pause on rates. After achieving a record close in late April, the S&P 500® moved a bit higher to end the period. The uptrend was in sharp contrast to late 2018, when rising U.S. Treasury yields and concern about peaking corporate earnings growth sent many investors fleeing from risk assets as they were still dealing with lingering uncertainty related to global trade and the Fed picking up the pace of interest rate hikes. The index returned -6.84% in October, at the time its largest monthly drop in seven years. But conditions worsened through Christmas, as jitters about the economy and another hike in rates led to a spike in market volatility and a -9.03% result for December. For the full period, eight of 11 sectors registered a double-digit gain, led by information technology (+25%). Three defensive groups also stood out: real estate (+21%), consumer staples (+18%) and utilities (+18%). Communication services – a mix of telecom stocks and media/entertainment names – gained 17%, followed by consumer discretionary (+16%). In contrast, energy (-7%) lost ground, while materials (+3%), financials (+4%), health care (+11%) and industrials (+11%) also trailed the broad market.

Comments from the Geode Capital Management, LLC, passive equity team:  For the fiscal year, the fund performed roughly in line with the 4.61% gain of the benchmark Russell 2000® Index. Many top individual contributors this period came from the information technology sector – the strongest-performing sector in the index, led by Trade Desk (+333%). Shares of this online advertising marketplace continued to gain sharply as the company repeatedly reported better-than-expected financial results. Other technology-sector contributors included semiconductor-related companies Cree (+77%) and Integrated Device Tech (+76%), which was no longer held at period end, and software businesses Hubspot (+74%) and Coupa Software (+123%). Elsewhere, strong financial performance lifted shares of Etsy (+125%), an e-commerce web site, as well as discount retailer Five Below (+107%). In contrast, shares of biotechnology company Nektar Therapeutics (-37%), which was no longer held at period end, fell sharply early in the period in response to an unfavorable drug trial result. Shares of Stamps.com (-63%) struggled after the company terminated an important contract with the U.S. Postal Service. Also detracting was energy services company McDermott International (-57%).

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Note to Shareholders:  On March 22, 2019, Pat Waddell retired and is no longer a portfolio manager with Geode Capital Management.

Fidelity® Small Cap Index Fund

Investment Summary (Unaudited)

Top Ten Stocks as of April 30, 2019

% of fund's net assets
Etsy, Inc.	0.4
Five Below, Inc.	0.4
The Trade Desk, Inc.	0.4
HubSpot, Inc.	0.3
Cree, Inc.	0.3
Planet Fitness, Inc.	0.3
Woodward, Inc.	0.3
Entegris, Inc.	0.3
Coupa Software, Inc.	0.3
Primerica, Inc.	0.3
3.3

Top Market Sectors as of April 30, 2019

% of fund's net assets
Financials	17.3
Information Technology	15.4
Industrials	14.9
Health Care	14.7
Consumer Discretionary	11.7
Real Estate	7.3
Materials	3.7
Utilities	3.6
Energy	3.3
Communication Services	3.2

Asset Allocation (% of fund's net assets)

As of April 30, 2019 *
Stocks and Equity Futures	99.8%
Short-Term Investments and Net Other Assets (Liabilities)	0.2%

 * Foreign investments - 4.2%

Fidelity® Small Cap Index Fund

Schedule of Investments April 30, 2019

Showing Percentage of Net Assets

Common Stocks - 97.8%
	Shares	Value
COMMUNICATION SERVICES - 3.2%
Diversified Telecommunication Services - 0.6%
Atn International, Inc.	42,569	$2,598,837
Cincinnati Bell, Inc. (a)	181,980	1,619,622
Cogent Communications Group, Inc.	168,614	9,312,551
Consolidated Communications Holdings, Inc. (b)	284,785	1,469,491
Frontier Communications Corp. (a)(b)	414,340	1,180,869
Intelsat SA (a)(b)	225,257	4,559,202
Iridium Communications, Inc. (a)(b)	388,231	10,660,823
Ooma, Inc. (a)	75,364	1,016,660
ORBCOMM, Inc. (a)	297,282	2,152,322
PDVWireless, Inc. (a)	38,322	1,525,216
Vonage Holdings Corp. (a)	891,627	8,666,614
WideOpenWest, Inc. (a)	118,780	949,052
		45,711,259
Entertainment - 0.4%
AMC Entertainment Holdings, Inc. Class A (b)	209,258	3,172,351
Eros International PLC (a)(b)	138,278	1,200,253
Glu Mobile, Inc. (a)	456,654	4,995,795
IMAX Corp. (a)(b)	216,893	5,287,851
LiveXLive Media, Inc. (a)	117,791	585,421
Marcus Corp.	81,338	3,059,936
Reading International, Inc. Class A (a)	64,472	983,843
Rosetta Stone, Inc. (a)	80,266	2,024,309
World Wrestling Entertainment, Inc. Class A (b)	173,722	14,566,590
		35,876,349
Interactive Media & Services - 0.4%
Care.com, Inc. (a)	80,503	1,348,425
CarGurus, Inc. Class A (a)(b)	202,071	8,232,373
Liberty TripAdvisor Holdings, Inc. (a)	292,074	4,305,171
MeetMe, Inc. (a)	287,918	1,600,824
QuinStreet, Inc. (a)	180,713	2,578,775
Travelzoo, Inc. (a)	18,842	331,054
TrueCar, Inc. (a)	383,166	2,467,589
Yelp, Inc. (a)	327,190	13,107,231
		33,971,442
Media - 1.6%
Beasley Broadcast Group, Inc. Class A	28,961	106,287
Central European Media Enterprises Ltd. Class A (a)	345,546	1,368,362
Clear Channel Outdoor Holding, Inc. Class A (a)	149,452	730,820
Daily Journal Corp. (a)(b)	4,256	949,088
E.W. Scripps Co. Class A	182,707	4,163,893
Emerald Expositions Events, Inc.	99,067	1,391,891
Entercom Communications Corp. Class A (b)	520,272	3,579,471
Entravision Communication Corp. Class A	255,677	733,793
Fluent, Inc. (a)	133,911	941,394
Gannett Co., Inc. (b)	455,137	4,246,428
Gray Television, Inc. (a)	323,203	7,572,646
Hemisphere Media Group, Inc. (a)	71,069	1,038,318
Liberty Latin America Ltd.:
Class A (a)	163,670	3,425,613
Class C (a)	472,345	9,843,670
Liberty Media Corp.:
Liberty Braves Class A (a)	32,595	924,394
Liberty Braves Class C (a)	151,549	4,266,104
Loral Space & Communications Ltd. (a)	52,749	1,942,218
MDC Partners, Inc. Class A (a)	222,846	467,977
Meredith Corp. (b)	159,323	9,400,057
MSG Network, Inc. Class A (a)(b)	239,394	5,513,244
National CineMedia, Inc.	314,974	2,198,519
New Media Investment Group, Inc.	241,821	2,585,066
Nexstar Broadcasting Group, Inc. Class A	180,569	21,135,601
Saga Communications, Inc. Class A	14,694	471,384
Scholastic Corp.	114,663	4,572,760
Sinclair Broadcast Group, Inc. Class A	272,628	12,483,636
TechTarget, Inc. (a)	82,828	1,382,399
Tegna, Inc.	874,926	13,928,822
The New York Times Co. Class A (b)	529,777	17,562,108
tronc, Inc. (a)	69,410	746,852
		139,672,815
Wireless Telecommunication Services - 0.2%
Boingo Wireless, Inc. (a)(b)	164,881	3,749,394
Gogo, Inc. (a)(b)	228,300	1,200,858
NII Holdings, Inc. (a)(b)	357,054	699,826
Shenandoah Telecommunications Co.	189,061	7,813,891
Spok Holdings, Inc.	73,007	1,011,147
		14,475,116

TOTAL COMMUNICATION SERVICES		269,706,981

CONSUMER DISCRETIONARY - 11.7%
Auto Components - 0.9%
American Axle & Manufacturing Holdings, Inc. (a)	449,205	6,625,774
Cooper Tire & Rubber Co.	204,477	6,105,683
Cooper-Standard Holding, Inc. (a)	70,784	3,586,625
Dana Holding Corp.	589,358	11,492,481
Dorman Products, Inc. (a)(b)	108,280	9,492,908
Fox Factory Holding Corp. (a)	145,623	11,300,345
Gentherm, Inc. (a)	140,320	5,943,955
LCI Industries	98,486	8,651,995
Modine Manufacturing Co. (a)	200,087	2,959,287
Motorcar Parts of America, Inc. (a)(b)	75,395	1,557,661
Shiloh Industries, Inc. (a)	57,598	329,461
Standard Motor Products, Inc.	85,573	4,276,083
Stoneridge, Inc. (a)	110,715	3,479,772
Superior Industries International, Inc.	97,727	483,749
Tenneco, Inc.	51,160	1,121,427
Tower International, Inc.	80,681	1,883,095
		79,290,301
Automobiles - 0.1%
REV Group, Inc.	116,257	1,475,301
Winnebago Industries, Inc.	126,478	4,473,527
		5,948,828
Distributors - 0.1%
Core-Mark Holding Co., Inc.	184,909	6,721,442
Weyco Group, Inc.	23,771	815,583
		7,537,025
Diversified Consumer Services - 0.8%
Adtalem Global Education, Inc. (a)	230,714	11,378,814
American Public Education, Inc. (a)	65,172	2,085,504
Career Education Corp. (a)	274,805	4,987,711
Carriage Services, Inc.	69,569	1,220,936
Chegg, Inc. (a)(b)	437,329	15,590,779
Houghton Mifflin Harcourt Co. (a)	415,744	2,964,255
K12, Inc. (a)	151,491	4,562,909
Laureate Education, Inc. Class A (a)	382,554	6,021,400
Regis Corp. (a)	125,545	2,350,202
Sotheby's Class A (Ltd. vtg.) (a)(b)	134,582	5,676,669
Strategic Education, Inc.	84,319	12,087,129
Weight Watchers International, Inc. (a)(b)	155,538	3,176,086
		72,102,394
Hotels, Restaurants & Leisure - 2.9%
BFC Financial Corp. Class A	260,707	1,444,317
Biglari Holdings, Inc. (a)	258	190,146
Biglari Holdings, Inc. (a)	4,241	590,899
BJ's Restaurants, Inc.	84,222	4,203,520
Bloomin' Brands, Inc.	334,899	6,694,631
Bluegreen Vacations Corp. (b)	29,903	454,526
Boyd Gaming Corp.	332,810	9,578,272
Brinker International, Inc. (b)	151,511	6,480,125
Carrols Restaurant Group, Inc. (a)	138,771	1,361,344
Century Casinos, Inc. (a)	108,110	983,801
Churchill Downs, Inc.	142,480	14,369,108
Chuy's Holdings, Inc. (a)(b)	66,829	1,329,229
Cracker Barrel Old Country Store, Inc. (b)	77,372	13,055,751
Dave & Buster's Entertainment, Inc.	156,784	8,911,603
Del Frisco's Restaurant Group, Inc. (a)(b)	132,782	889,639
Del Taco Restaurants, Inc. (a)	121,977	1,225,869
Denny's Corp. (a)	244,629	4,554,992
Dine Brands Global, Inc. (b)	67,752	6,006,892
Drive Shack, Inc. (a)	240,588	1,236,622
El Pollo Loco Holdings, Inc. (a)	86,907	1,110,671
Eldorado Resorts, Inc. (a)(b)	265,886	13,126,792
Empire Resorts, Inc. (a)	14,069	195,981
Fiesta Restaurant Group, Inc. (a)	94,736	1,199,358
Golden Entertainment, Inc. (a)(b)	73,700	1,159,301
Habit Restaurants, Inc. Class A (a)(b)	81,871	872,745
International Speedway Corp. Class A	94,428	4,166,163
J. Alexanders Holdings, Inc. (a)	50,851	558,852
Jack in the Box, Inc.	103,754	7,999,433
Lindblad Expeditions Holdings (a)	85,020	1,378,174
Marriott Vacations Worldwide Corp.	156,972	16,580,952
Monarch Casino & Resort, Inc. (a)	46,603	1,989,482
Nathan's Famous, Inc.	11,061	763,762
Noodles & Co. (a)(b)	56,637	404,955
Papa John's International, Inc. (b)	89,889	4,598,721
Penn National Gaming, Inc. (a)	443,675	9,614,437
Planet Fitness, Inc. (a)	356,661	26,999,238
PlayAGS, Inc. (a)	89,771	2,165,277
Potbelly Corp. (a)(b)	87,923	782,515
RCI Hospitality Holdings, Inc.	36,713	835,955
Red Lion Hotels Corp. (a)	64,695	512,384
Red Robin Gourmet Burgers, Inc. (a)(b)	51,967	1,664,503
Red Rock Resorts, Inc.	281,003	7,581,461
Ruth's Hospitality Group, Inc.	115,307	2,995,676
Scientific Games Corp. Class A (a)(b)	222,598	5,148,692
SeaWorld Entertainment, Inc. (a)	222,625	5,926,278
Shake Shack, Inc. Class A (a)(b)	99,780	6,116,514
Speedway Motorsports, Inc.	45,770	839,880
Texas Roadhouse, Inc. Class A	273,420	14,767,414
The Cheesecake Factory, Inc. (b)	170,783	8,474,252
Town Sports International Holdings, Inc. (a)	54,528	197,937
Wingstop, Inc.	117,372	8,834,590
YETI Holdings, Inc. (b)	69,681	2,486,218
		245,609,849
Household Durables - 1.6%
Bassett Furniture Industries, Inc.	39,974	709,938
Beazer Homes U.S.A., Inc. (a)	119,767	1,591,703
Cavco Industries, Inc. (a)	34,697	4,329,145
Century Communities, Inc. (a)	104,704	2,662,623
Ethan Allen Interiors, Inc.	97,839	2,162,242
Flexsteel Industries, Inc.	28,889	625,736
GoPro, Inc. Class A (a)(b)	461,508	2,727,512
Green Brick Partners, Inc. (a)	96,024	858,455
Hamilton Beach Brands Holding Co. Class A	25,744	465,966
Helen of Troy Ltd. (a)	103,710	14,934,240
Hooker Furniture Corp.	48,014	1,431,297
Hovnanian Enterprises, Inc. Class A (a)(b)	19,310	293,898
Installed Building Products, Inc. (a)	88,111	4,231,971
iRobot Corp. (a)(b)	108,872	11,272,607
KB Home	347,718	9,009,373
La-Z-Boy, Inc.	188,625	6,186,900
LGI Homes, Inc. (a)(b)	74,993	5,197,765
Lifetime Brands, Inc.	46,407	439,010
Lovesac (a)(b)	23,703	933,780
M.D.C. Holdings, Inc.	196,792	6,013,964
M/I Homes, Inc. (a)	108,547	3,057,769
Meritage Homes Corp. (a)	154,363	7,895,667
New Home Co. LLC (a)	48,036	221,446
Purple Innovation, Inc. (a)(b)	16,198	93,300
Roku, Inc. Class A (a)(b)	174,940	11,124,435
Skyline Champion Corp.	135,248	2,855,085
Sonos, Inc. (b)	64,371	702,931
Taylor Morrison Home Corp. (a)	466,466	9,030,782
TopBuild Corp. (a)	143,164	10,197,572
TRI Pointe Homes, Inc. (a)	573,041	7,478,185
Tupperware Brands Corp.	196,796	4,683,745
Turtle Beach Corp. (a)(b)	33,150	339,456
Universal Electronics, Inc. (a)	54,883	2,088,298
Vuzix Corp. (a)(b)	93,568	221,756
William Lyon Homes, Inc. (a)	127,985	2,157,827
Zagg, Inc. (a)	107,035	881,968
		139,108,347
Internet & Direct Marketing Retail - 0.8%
1-800-FLOWERS.com, Inc. Class A (a)	108,058	2,300,555
Duluth Holdings, Inc. (a)(b)	33,480	533,002
Etsy, Inc. (a)	482,112	32,561,804
Gaia, Inc. Class A (a)(b)	44,789	473,868
Groupon, Inc. (a)	1,798,828	6,331,875
Lands' End, Inc. (a)(b)	42,331	741,216
Leaf Group Ltd. (a)	64,933	544,788
Liberty Expedia Holdings, Inc. (a)	219,793	10,202,791
Liquidity Services, Inc. (a)	108,029	733,517
Overstock.com, Inc. (a)(b)	91,764	1,209,450
PetMed Express, Inc. (b)	81,347	1,777,432
Quotient Technology, Inc. (a)	323,478	3,005,111
Remark Holdings, Inc. (a)(b)	114,204	143,897
Shutterfly, Inc. (a)	135,205	5,926,035
Shutterstock, Inc.	75,660	3,060,447
Stamps.com, Inc. (a)	26,536	2,276,789
		71,822,577
Leisure Products - 0.3%
Acushnet Holdings Corp.	140,653	3,545,862
American Outdoor Brands Corp. (a)	219,904	2,166,054
Callaway Golf Co.	378,408	6,644,844
Clarus Corp.	84,262	1,130,796
Escalade, Inc.	40,677	489,751
Johnson Outdoors, Inc. Class A	19,797	1,517,836
Malibu Boats, Inc. Class A (a)	84,516	3,517,556
Marine Products Corp.	30,134	457,133
MCBC Holdings, Inc. (a)	73,508	1,818,588
Nautilus, Inc. (a)	115,636	618,653
Sturm, Ruger & Co., Inc.	68,111	3,813,535
Vista Outdoor, Inc. (a)	235,173	2,029,543
		27,750,151
Multiline Retail - 0.4%
Big Lots, Inc.	162,276	6,030,176
Dillard's, Inc. Class A (b)	44,728	3,061,632
JC Penney Corp., Inc. (a)(b)	1,248,112	1,709,913
Ollie's Bargain Outlet Holdings, Inc. (a)	200,550	19,180,602
		29,982,323
Specialty Retail - 2.9%
Aaron's, Inc. Class A	279,496	15,565,132
Abercrombie & Fitch Co. Class A (b)	266,802	7,974,712
America's Car Mart, Inc. (a)	23,131	2,291,126
American Eagle Outfitters, Inc.	651,206	15,485,679
Armstrong Flooring, Inc. (a)	85,390	1,237,301
Asbury Automotive Group, Inc. (a)	77,739	6,233,113
Ascena Retail Group, Inc. (a)(b)	705,822	839,928
At Home Group, Inc. (a)(b)	178,070	4,182,864
Barnes & Noble Education, Inc. (a)	154,499	664,346
Barnes & Noble, Inc. (b)	235,422	1,184,173
Bed Bath & Beyond, Inc. (b)	527,725	8,818,285
Big 5 Sporting Goods Corp. (b)	78,835	207,336
Boot Barn Holdings, Inc. (a)(b)	113,823	3,276,964
Caleres, Inc.	171,096	4,487,848
Camping World Holdings, Inc. (b)	131,780	1,966,158
Cars.com, Inc. (a)(b)	279,643	5,819,371
Carvana Co. Class A (a)(b)	129,678	9,279,758
Chico's FAS, Inc. (b)	510,469	1,786,642
Citi Trends, Inc.	48,585	899,308
Conn's, Inc. (a)(b)	80,423	2,080,543
DSW, Inc. Class A	277,797	6,180,983
Express, Inc. (a)(b)	265,121	975,645
Five Below, Inc. (a)	220,482	32,276,360
Francesca's Holdings Corp. (a)(b)	131,650	91,062
GameStop Corp. Class A (b)	397,913	3,441,947
Genesco, Inc. (a)	80,528	3,608,460
GNC Holdings, Inc. Class A (a)(b)	324,794	721,043
Group 1 Automotive, Inc.	74,019	5,796,428
Guess?, Inc. (b)	233,864	4,763,810
Haverty Furniture Companies, Inc.	75,924	1,808,510
Hibbett Sports, Inc. (a)(b)	73,342	1,518,179
Hudson Ltd. (a)	162,359	2,490,587
Kirkland's, Inc. (a)	58,899	346,326
Lithia Motors, Inc. Class A (sub. vtg.)	89,930	10,208,854
Lumber Liquidators Holdings, Inc. (a)(b)	113,136	1,495,658
MarineMax, Inc. (a)	88,359	1,527,727
Monro, Inc. (b)	128,780	10,795,627
Murphy U.S.A., Inc. (a)	121,433	10,378,879
Office Depot, Inc.	2,204,736	5,291,366
Party City Holdco, Inc. (a)(b)	230,906	1,547,070
Pier 1 Imports, Inc. (a)(b)	322,715	292,670
Rent-A-Center, Inc. (a)	180,604	4,502,458
RH (a)(b)	76,051	8,115,402
RTW Retailwinds, Inc. (a)(b)	114,085	264,677
Sally Beauty Holdings, Inc. (a)(b)	487,390	8,626,803
Shoe Carnival, Inc. (b)	40,628	1,448,794
Signet Jewelers Ltd.	52,684	1,221,215
Sleep Number Corp. (a)	131,087	4,561,828
Sonic Automotive, Inc. Class A (sub. vtg.)	95,000	1,921,850
Sportsman's Warehouse Holdings, Inc. (a)	148,639	662,930
Tailored Brands, Inc. (b)	196,864	1,604,442
The Buckle, Inc. (b)	116,066	2,144,900
The Cato Corp. Class A (sub. vtg.)	90,134	1,366,431
The Children's Place Retail Stores, Inc. (b)	63,607	7,176,142
The Container Store Group, Inc. (a)(b)	63,760	550,886
Tile Shop Holdings, Inc.	161,571	785,235
Tilly's, Inc.	81,741	961,274
Winmark Corp.	10,242	1,890,161
Zumiez, Inc. (a)(b)	74,693	1,989,075
		249,632,281
Textiles, Apparel & Luxury Goods - 0.9%
Crocs, Inc. (a)	268,154	7,468,089
Culp, Inc.	44,120	905,342
Deckers Outdoor Corp. (a)	117,934	18,658,338
Fossil Group, Inc. (a)(b)	185,894	2,429,635
G-III Apparel Group Ltd. (a)	175,982	7,593,623
J.Jill, Inc. (b)	66,071	370,658
Movado Group, Inc.	64,442	2,297,357
Oxford Industries, Inc.	67,268	5,587,280
Rocky Brands, Inc.	28,247	720,581
Steven Madden Ltd.	351,604	12,780,805
Superior Group of Companies, Inc.	34,205	572,592
Unifi, Inc. (a)	62,207	1,256,581
Vera Bradley, Inc. (a)	88,301	1,084,336
Wolverine World Wide, Inc.	372,788	13,722,326
		75,447,543

TOTAL CONSUMER DISCRETIONARY		1,004,231,619

CONSUMER STAPLES - 2.7%
Beverages - 0.3%
Boston Beer Co., Inc. Class A (a)(b)	33,366	10,343,794
Castle Brands, Inc. (a)(b)	328,962	210,404
Celsius Holdings, Inc. (a)(b)	92,036	381,029
Coca-Cola Bottling Co. Consolidated	19,088	6,204,173
Craft Brew Alliance, Inc. (a)	52,196	736,486
MGP Ingredients, Inc. (b)	53,119	4,667,567
National Beverage Corp. (b)	47,736	2,673,216
Primo Water Corp. (a)(b)	135,703	2,137,322
		27,353,991
Food & Staples Retailing - 0.6%
Andersons, Inc.	110,889	3,626,070
BJ's Wholesale Club Holdings, Inc. (b)	514,943	14,598,634
Chefs' Warehouse Holdings (a)	88,379	2,888,226
Ingles Markets, Inc. Class A	56,021	1,537,776
Natural Grocers by Vitamin Cottage, Inc. (a)(b)	36,918	457,045
Performance Food Group Co. (a)	410,422	16,806,781
PriceSmart, Inc.	88,822	5,312,444
Rite Aid Corp. (a)(b)	210,227	1,925,679
Smart & Final Stores, Inc. (a)(b)	92,977	607,140
SpartanNash Co.	145,560	2,353,705
United Natural Foods, Inc. (a)	64,874	838,172
Village Super Market, Inc. Class A	32,906	966,778
Weis Markets, Inc.	37,929	1,594,914
		53,513,364
Food Products - 1.1%
Alico, Inc.	10,791	299,774
B&G Foods, Inc. Class A (b)	265,565	6,904,690
Cal-Maine Foods, Inc.	125,357	5,153,426
Calavo Growers, Inc. (b)	63,949	6,126,954
Darling International, Inc. (a)	659,909	14,392,615
Dean Foods Co. (b)	361,024	613,741
Farmer Brothers Co. (a)	39,588	798,094
Fresh Del Monte Produce, Inc.	122,577	3,617,247
Freshpet, Inc. (a)(b)	106,571	4,759,461
Hostess Brands, Inc. Class A (a)(b)	397,915	5,332,061
J&J Snack Foods Corp.	60,556	9,518,192
John B. Sanfilippo & Son, Inc.	34,833	2,511,808
Lancaster Colony Corp.	75,979	11,298,837
Landec Corp. (a)	97,013	1,019,607
Limoneira Co.	59,070	1,349,159
nLIGHT, Inc. (a)(b)	92,371	2,413,654
Sanderson Farms, Inc. (b)	79,912	12,117,057
Seneca Foods Corp. Class A (a)	28,251	699,212
The Simply Good Foods Co. (a)	247,238	5,552,965
Tootsie Roll Industries, Inc. (b)	68,249	2,650,109
		97,128,663
Household Products - 0.2%
Central Garden & Pet Co. (a)(b)	52,405	1,413,887
Central Garden & Pet Co. Class A (non-vtg.) (a)	154,632	3,785,391
Funko, Inc. (a)(b)	45,036	893,064
Oil-Dri Corp. of America	20,120	640,017
WD-40 Co. (b)	55,055	9,263,004
		15,995,363
Personal Products - 0.3%
Edgewell Personal Care Co. (a)	217,145	8,952,888
elf Beauty, Inc. (a)(b)	89,546	1,145,293
Inter Parfums, Inc.	70,418	5,104,601
MediFast, Inc.	47,227	6,927,729
Natural Health Trends Corp. (b)	29,576	341,899
Nature's Sunshine Products, Inc. (a)	32,917	296,253
Revlon, Inc. (a)(b)	32,387	691,462
USANA Health Sciences, Inc. (a)	51,075	4,262,720
		27,722,845
Tobacco - 0.2%
22nd Century Group, Inc. (a)(b)	468,285	1,025,544
Pyxus International, Inc. (a)(b)	33,533	765,558
Turning Point Brands, Inc.	32,356	1,383,866
Universal Corp.	99,369	5,352,014
Vector Group Ltd.	407,763	3,885,981
		12,412,963

TOTAL CONSUMER STAPLES		234,127,189

ENERGY - 3.3%
Energy Equipment & Services - 1.1%
Archrock, Inc.	512,263	5,178,979
Basic Energy Services, Inc. (a)	75,469	190,182
Bristow Group, Inc. (a)(b)	130,921	66,115
C&J Energy Services, Inc. (a)	256,453	3,603,165
Carbo Ceramics, Inc. (a)(b)	81,680	222,170
Dawson Geophysical Co.	78,553	219,948
Diamond Offshore Drilling, Inc. (a)(b)	263,942	2,562,877
Dmc Global, Inc.	57,278	3,969,365
Dril-Quip, Inc. (a)	144,793	6,307,183
Era Group, Inc. (a)	81,348	784,195
Exterran Corp. (a)	129,343	1,839,257
Forum Energy Technologies, Inc. (a)	324,860	1,942,663
Frank's International NV (a)(b)	291,243	1,700,859
FTS International, Inc. (a)	129,023	1,335,388
Helix Energy Solutions Group, Inc. (a)	566,118	4,427,043
Independence Contract Drilling, Inc. (a)	194,632	550,809
ION Geophysical Corp. (a)	42,396	542,245
Key Energy Services, Inc. (a)(b)	40,714	170,185
KLX Energy Services Holdings, Inc. (a)	82,190	2,305,430
Liberty Oilfield Services, Inc. Class A (b)	179,655	2,678,656
Mammoth Energy Services, Inc. (b)	49,321	768,914
Matrix Service Co. (a)	108,633	2,130,293
McDermott International, Inc. (a)(b)	719,152	5,817,940
Natural Gas Services Group, Inc. (a)	49,245	791,367
NCS Multistage Holdings, Inc. (a)	36,729	145,814
Newpark Resources, Inc. (a)	363,718	2,655,141
Noble Corp. (a)(b)	1,006,141	2,646,151
Nuverra Environmental Solutions, Inc. (a)	5,794	50,640
Oceaneering International, Inc. (a)	397,426	7,630,579
Oil States International, Inc. (a)	242,663	4,688,249
Pioneer Energy Services Corp. (a)	305,029	530,750
Profire Energy, Inc. (a)	89,406	141,261
Quintana Energy Services, Inc. (a)	22,599	107,571
RigNet, Inc. (a)	55,863	524,554
SEACOR Holdings, Inc. (a)	69,799	3,108,847
SEACOR Marine Holdings, Inc. (a)	65,020	882,972
Smart Sand, Inc. (a)(b)	88,741	348,752
Solaris Oilfield Infrastructure, Inc. Class A (b)	109,659	1,863,106
Superior Energy Services, Inc. (a)	626,219	2,248,126
TETRA Technologies, Inc. (a)	482,578	1,148,536
Tidewater, Inc. (a)	119,365	2,685,713
U.S. Silica Holdings, Inc. (b)	314,886	4,981,497
Unit Corp. (a)	213,818	2,899,372
		89,392,859
Oil, Gas & Consumable Fuels - 2.2%
Abraxas Petroleum Corp. (a)	632,411	872,727
Adams Resources & Energy, Inc.	8,184	295,852
Alta Mesa Resources, Inc. Class A (a)(b)	364,723	80,239
Approach Resources, Inc. (a)(b)	164,654	56,279
Arch Coal, Inc. (b)	70,675	6,854,062
Ardmore Shipping Corp. (a)	132,698	926,232
Berry Petroleum Corp. (b)	225,554	2,562,293
Bonanza Creek Energy, Inc. (a)	75,424	1,815,456
California Resources Corp. (a)(b)	182,877	3,855,047
Callon Petroleum Co. (a)(b)	916,076	6,879,731
Carrizo Oil & Gas, Inc. (a)(b)	353,757	4,535,165
Chesapeake Energy Corp. (a)	1,343	3,908
Clean Energy Fuels Corp. (a)	562,576	1,766,489
CONSOL Energy, Inc. (a)	111,373	3,775,545
CVR Energy, Inc.	73,473	3,351,104
Delek U.S. Holdings, Inc.	328,948	12,190,813
Denbury Resources, Inc. (a)(b)	1,861,870	4,151,970
DHT Holdings, Inc.	378,990	2,020,017
Dorian Lpg Ltd. (a)	111,234	892,097
Earthstone Energy, Inc. (a)	78,283	524,496
Energy Fuels, Inc. (a)(b)	339,813	1,017,131
EP Energy Corp. (a)(b)	143,944	40,938
Evolution Petroleum Corp.	105,038	738,417
Frontline Ltd. (NY Shares) (a)(b)	314,110	2,572,561
GasLog Ltd.	166,452	2,601,645
Golar LNG Ltd.	382,606	7,476,121
Goodrich Petroleum Corp. (a)	35,147	481,162
Green Plains, Inc.	160,473	2,787,416
Gulfport Energy Corp. (a)(b)	706,956	4,630,562
Halcon Resources Corp. (a)(b)	547,102	711,233
Hallador Energy Co.	64,475	332,691
Highpoint Resources, Inc. (a)(b)	432,914	1,186,184
International Seaways, Inc. (a)	87,928	1,566,877
Isramco, Inc. (a)	2,822	327,211
Jagged Peak Energy, Inc. (a)(b)	262,180	2,771,243
Laredo Petroleum, Inc. (a)	632,642	1,910,579
Lilis Energy, Inc. (a)(b)	175,523	224,669
Matador Resources Co. (a)(b)	422,887	8,326,645
Midstates Petroleum Co., Inc. (a)	59,886	764,744
Montage Resources Corp. (a)	23,572	262,121
NACCO Industries, Inc. Class A	15,014	613,922
Nextdecade Corp. (a)(b)	29,450	163,448
Nine Energy Service, Inc. (a)	58,965	1,186,965
Nordic American Tanker Shipping Ltd. (b)	559,274	1,196,846
Northern Oil & Gas, Inc. (a)(b)	793,438	2,102,611
Oasis Petroleum, Inc. (a)	389,662	2,376,938
Overseas Shipholding Group, Inc. (a)	226,315	411,893
Panhandle Royalty Co. Class A	61,504	922,560
Par Pacific Holdings, Inc. (a)	127,224	2,485,957
PDC Energy, Inc. (a)	267,954	11,653,319
Peabody Energy Corp.	316,275	9,099,232
Penn Virginia Corp. (a)	50,573	2,270,728
Ramaco Resources, Inc. (a)	24,009	161,340
Renewable Energy Group, Inc. (a)(b)	149,560	3,607,387
Rex American Resources Corp. (a)	22,694	1,917,870
Ring Energy, Inc. (a)	227,235	1,177,077
Rosehill Resources, Inc. (a)(b)	9,498	44,736
SandRidge Energy, Inc. (a)	126,806	1,060,098
Scorpio Tankers, Inc.	184,933	4,767,573
SemGroup Corp. Class A	321,589	4,199,952
Ship Finance International Ltd. (NY Shares) (b)	328,895	4,196,700
SilverBow Resources, Inc. (a)	28,807	522,559
Southwestern Energy Co. (a)(b)	2,383,432	9,414,556
SRC Energy, Inc. (a)	979,036	6,021,071
Talos Energy, Inc. (a)	80,868	2,401,780
Teekay Corp. (b)	272,272	1,132,652
Teekay Tankers Ltd. (a)	763,888	832,638
Tellurian, Inc. (a)(b)	342,651	3,255,185
Ultra Petroleum Corp. (a)(b)	631,400	265,441
Uranium Energy Corp. (a)(b)	692,677	976,675
W&T Offshore, Inc. (a)(b)	377,443	2,408,086
World Fuel Services Corp.	270,994	8,360,165
Zion Oil & Gas, Inc. (a)(b)	214,233	119,606
		189,467,238

TOTAL ENERGY		278,860,097

FINANCIALS - 17.3%
Banks - 9.1%
1st Constitution Bancorp	28,792	540,714
1st Source Corp.	64,308	3,011,544
ACNB Corp.	27,490	1,041,046
Allegiance Bancshares, Inc. (a)	47,361	1,637,270
Amalgamated Bank	47,946	812,685
American National Bankshares, Inc.	42,059	1,590,671
Ameris Bancorp	171,975	6,270,209
Ames National Corp.	33,297	940,640
Arrow Financial Corp.	48,567	1,634,280
Atlantic Capital Bancshares, Inc. (a)	100,426	1,751,429
Auburn National Bancorp., Inc.	9,426	337,168
Banc of California, Inc.	172,768	2,506,864
BancFirst Corp.	73,511	4,146,020
Bancorp, Inc., Delaware (a)	202,035	2,062,777
BancorpSouth Bank	379,388	11,563,746
Bank of Commerce Holdings	61,327	663,558
Bank of Marin Bancorp	55,931	2,368,678
Bank7 Corp.	13,733	237,856
BankFinancial Corp.	51,286	769,803
Bankwell Financial Group, Inc.	24,044	733,102
Banner Corp.	130,416	6,914,656
Bar Harbor Bankshares	61,577	1,618,244
BayCom Corp.	40,920	943,206
BCB Bancorp, Inc.	52,887	699,166
Berkshire Hills Bancorp, Inc.	165,873	4,974,531
Boston Private Financial Holdings, Inc.	332,981	3,812,632
Bridge Bancorp, Inc.	66,240	2,052,778
Bridgewater Bancshares, Inc. (a)	94,520	1,010,419
Brookline Bancorp, Inc., Delaware	317,565	4,779,353
Bryn Mawr Bank Corp.	80,613	3,070,549
Business First Bancshares, Inc.	42,605	1,084,297
Byline Bancorp, Inc. (a)	67,698	1,355,314
C & F Financial Corp.	12,838	622,643
Cadence Bancorp Class A	486,216	11,061,414
Cambridge Bancorp	14,302	1,199,223
Camden National Corp.	63,071	2,773,863
Capital Bancorp, Inc.	25,029	284,580
Capital City Bank Group, Inc.	44,820	1,028,171
Capstar Financial Holdings, Inc.	32,767	507,561
Carolina Financial Corp.	85,208	3,075,157
Cathay General Bancorp	310,777	11,433,486
CB Financial Services, Inc. (b)	17,562	416,922
CBTX, Inc.	72,820	2,308,394
Centerstate Banks of Florida, Inc.	488,142	12,047,345
Central Pacific Financial Corp.	114,842	3,446,408
Central Valley Community Bancorp	45,395	928,782
Century Bancorp, Inc. Class A (non-vtg.)	11,376	1,042,838
Chemical Financial Corp.	287,647	12,636,333
Chemung Financial Corp.	13,487	639,014
Citizens & Northern Corp.	47,326	1,341,692
City Holding Co.	64,311	5,105,007
Civista Bancshares, Inc.	56,283	1,238,226
CNB Financial Corp., Pennsylvania	56,959	1,622,192
Coastal Financial Corp. of Washington (a)	28,594	456,074
Codorus Valley Bancorp, Inc.	36,286	767,812
Columbia Banking Systems, Inc.	295,602	11,096,899
Community Bank System, Inc.	202,967	13,489,187
Community Bankers Trust Corp.	82,607	650,943
Community Financial Corp.	18,900	578,718
Community Trust Bancorp, Inc.	63,006	2,662,004
ConnectOne Bancorp, Inc.	122,524	2,674,699
County Bancorp, Inc.	19,643	352,199
Customers Bancorp, Inc. (a)	118,223	2,677,751
CVB Financial Corp.	451,833	9,804,776
Eagle Bancorp, Inc. (a)	129,325	7,146,500
Enterprise Bancorp, Inc.	37,813	1,199,806
Enterprise Financial Services Corp.	90,277	3,840,384
Equity Bancshares, Inc. (a)	55,004	1,444,405
Esquire Financial Holdings, Inc. (a)	23,919	601,324
Evans Bancorp, Inc.	17,972	660,291
Farmers & Merchants Bancorp, Inc. (b)	35,579	1,129,277
Farmers National Banc Corp.	98,568	1,418,394
Fidelity D & D Bancorp, Inc. (b)	10,850	651,000
Fidelity Southern Corp.	90,014	2,620,308
Financial Institutions, Inc.	60,811	1,672,303
First Bancorp, North Carolina	118,055	4,475,465
First Bancorp, Puerto Rico	866,038	9,786,229
First Bancshares, Inc.	49,097	1,516,115
First Bank Hamilton New Jersey	62,877	717,427
First Busey Corp.	178,716	4,618,021
First Business Finance Services, Inc.	31,863	733,805
First Choice Bancorp	35,491	754,539
First Commonwealth Financial Corp.	392,736	5,345,137
First Community Bankshares, In	63,059	2,191,931
First Community Corp.	27,916	524,542
First Financial Bancorp, Ohio	385,827	9,684,258
First Financial Bankshares, Inc. (b)	262,145	16,127,160
First Financial Corp., Indiana	48,971	2,016,136
First Financial Northwest, Inc.	32,095	536,949
First Foundation, Inc.	152,338	2,164,723
First Guaranty Bancshares, Inc.	18,712	401,372
First Internet Bancorp	39,267	859,555
First Interstate Bancsystem, Inc.	132,652	5,605,874
First Merchants Corp.	195,494	7,168,765
First Mid-Illinois Bancshares, Inc.	50,735	1,749,850
First Midwest Bancorp, Inc., Delaware	426,810	9,163,611
First Northwest Bancorp	35,537	578,542
First of Long Island Corp.	99,510	2,315,598
First Savings Financial Group, Inc. (b)	6,955	404,086
First United Corp.	26,732	505,769
Flushing Financial Corp.	108,743	2,457,592
Franklin Financial Network, Inc.	53,555	1,480,796
Fulton Financial Corp.	672,476	11,600,211
FVCBankcorp, Inc.	7,642	125,329
German American Bancorp, Inc.	93,356	2,786,677
Glacier Bancorp, Inc.	343,009	14,608,753
Great Southern Bancorp, Inc.	45,477	2,635,392
Great Western Bancorp, Inc.	231,120	8,128,490
Guaranty Bancshares, Inc. Texas	29,930	840,135
Hancock Whitney Corp.	343,655	15,031,470
Hanmi Financial Corp.	123,083	2,919,529
HarborOne Bancorp, Inc. (a)	57,731	1,080,724
Heartland Financial U.S.A., Inc.	117,900	5,293,710
Heritage Commerce Corp.	160,673	2,011,626
Heritage Financial Corp., Washington	148,158	4,484,743
Hilltop Holdings, Inc.	288,925	6,076,093
Home Bancshares, Inc.	634,244	12,171,142
HomeTrust Bancshares, Inc.	68,009	1,724,708
Hope Bancorp, Inc.	491,486	6,910,293
Horizon Bancorp, Inc. Indiana	150,494	2,448,537
Howard Bancorp, Inc. (a)	50,177	754,160
IBERIABANK Corp.	223,310	17,753,145
Independent Bank Corp.	86,772	1,868,201
Independent Bank Corp., Massachusetts	134,008	10,751,462
Independent Bank Group, Inc.	132,990	7,580,430
International Bancshares Corp.	223,441	9,266,098
Investar Holding Corp.	35,537	827,301
Investors Bancorp, Inc.	955,931	11,232,189
Lakeland Bancorp, Inc.	182,685	3,025,264
Lakeland Financial Corp.	98,399	4,698,552
LCNB Corp.	34,935	593,895
LegacyTexas Financial Group, Inc.	193,149	7,741,412
Live Oak Bancshares, Inc. (b)	101,593	1,774,830
Luther Burbank Corp.	81,059	853,551
Macatawa Bank Corp.	101,020	1,042,526
Malvern Bancorp, Inc. (a)	28,590	605,822
MBT Financial Corp.	70,115	703,955
Mercantile Bank Corp.	65,726	2,221,539
Merchants Bancorp/IN	65,076	1,573,538
Metropolitan Bank Holding Corp. (a)	25,862	1,032,152
Mid Penn Bancorp, Inc.	18,026	439,474
Middlefield Banc Corp.	11,704	474,597
Midland States Bancorp, Inc.	86,718	2,325,777
Midsouth Bancorp, Inc.	60,814	721,862
MidWestOne Financial Group, Inc.	45,500	1,282,190
MutualFirst Financial, Inc.	22,837	682,598
MVB Financial Corp.	33,328	552,912
National Bank Holdings Corp.	115,702	4,424,444
National Bankshares, Inc.	27,356	1,156,885
NBT Bancorp, Inc.	171,138	6,506,667
Nicolet Bankshares, Inc. (a)	31,647	1,932,049
Northeast Bancorp	30,525	669,108
Northrim Bancorp, Inc.	26,692	947,299
Norwood Financial Corp.	22,390	720,510
Oak Valley Bancorp Oakdale California (b)	28,133	539,310
OFG Bancorp	176,911	3,570,064
Ohio Valley Banc Corp.	16,462	618,642
Old Line Bancshares, Inc.	62,698	1,567,450
Old National Bancorp, Indiana	609,938	10,417,741
Old Second Bancorp, Inc.	115,814	1,534,536
OP Bancorp	50,552	476,200
Opus Bank	78,985	1,727,402
Origin Bancorp, Inc.	71,528	2,492,036
Orrstown Financial Services, Inc.	29,136	604,281
Pacific City Financial Corp.	47,175	864,246
Pacific Mercantile Bancorp (a)	59,750	467,843
Pacific Premier Bancorp, Inc.	185,040	5,379,113
Park National Corp.	55,904	5,460,703
Parke Bancorp, Inc.	27,429	627,576
PCSB Financial Corp.	65,779	1,253,090
Peapack-Gladstone Financial Corp.	75,134	2,173,627
Penns Woods Bancorp, Inc.	18,122	791,207
People's Utah Bancorp	61,630	1,753,374
Peoples Bancorp of North Carolina	18,006	503,628
Peoples Bancorp, Inc.	70,385	2,300,182
Peoples Financial Services Corp.	27,353	1,189,856
Preferred Bank, Los Angeles	57,311	2,819,128
Premier Financial Bancorp, Inc.	46,764	775,347
QCR Holdings, Inc.	51,564	1,764,004
Reliant Bancorp, Inc.	38,963	892,253
Renasant Corp.	195,400	7,085,204
Republic Bancorp, Inc., Kentucky Class A	39,196	1,852,403
Republic First Bancorp, Inc. (a)	173,617	888,919
S&T Bancorp, Inc.	138,212	5,539,537
Sandy Spring Bancorp, Inc.	139,518	4,867,783
SB One Bancorp	27,747	658,991
Seacoast Banking Corp., Florida (a)	186,791	5,297,393
Select Bancorp, Inc. New (a)	59,579	731,630
ServisFirst Bancshares, Inc.	188,465	6,396,502
Shore Bancshares, Inc.	49,866	789,379
Sierra Bancorp	55,856	1,477,950
Simmons First National Corp. Class A	366,384	9,302,490
SmartFinancial, Inc. (a)	45,304	941,870
South State Corp.	143,820	10,881,421
Southern First Bancshares, Inc. (a)	27,640	1,017,428
Southern National Bancorp of Virginia, Inc.	79,207	1,181,768
Southside Bancshares, Inc.	130,776	4,594,161
Spirit of Texas Bancshares, Inc. (a)	40,446	908,822
Stock Yards Bancorp, Inc.	87,577	3,008,270
Summit Financial Group, Inc.	45,291	1,179,831
The Bank of NT Butterfield & Son Ltd.	226,194	9,052,284
The Bank of Princeton	22,719	683,842
The First Bancorp, Inc.	39,458	1,057,869
Tompkins Financial Corp.	60,223	4,858,189
TowneBank	264,657	6,902,255
Trico Bancshares	102,820	4,103,546
TriState Capital Holdings, Inc. (a)	98,040	2,280,410
Triumph Bancorp, Inc. (a)	98,947	3,068,346
Trustmark Corp.	264,116	9,497,611
UMB Financial Corp.	182,355	12,739,320
Union Bankshares Corp.	311,845	11,382,343
Union Bankshares, Inc.	15,007	592,927
United Bankshares, Inc., West Virginia	396,941	15,575,965
United Community Bank, Inc.	317,918	8,927,137
United Security Bancshares, California	50,936	534,828
Unity Bancorp, Inc.	30,153	651,305
Univest Corp. of Pennsylvania	119,260	3,007,737
Valley National Bancorp	1,298,775	13,611,162
Veritex Holdings, Inc.	179,486	4,758,174
Washington Trust Bancorp, Inc.	61,168	3,169,114
WesBanco, Inc.	211,700	8,535,744
West Bancorp., Inc.	64,119	1,344,575
Westamerica Bancorp.	104,835	6,732,504
		777,019,091
Capital Markets - 1.2%
Artisan Partners Asset Management, Inc.	192,766	5,462,988
Ashford, Inc.	2,568	142,267
Associated Capital Group, Inc.	9,396	388,149
B. Riley Financial, Inc.	82,552	1,496,668
Blucora, Inc. (a)	192,416	6,734,560
Cohen & Steers, Inc.	89,651	4,495,998
Cowen Group, Inc. Class A (a)(b)	111,625	1,869,719
Diamond Hill Investment Group, Inc.	13,260	1,915,805
Donnelley Financial Solutions, Inc. (a)	136,939	2,096,536
Federated Investors, Inc. Class B (non-vtg.)	390,522	12,000,741
Gain Capital Holdings, Inc. (b)	107,580	566,947
GAMCO Investors, Inc. Class A	19,042	412,831
Greenhill & Co., Inc. (b)	71,104	1,472,564
Hamilton Lane, Inc. Class A	67,742	3,309,874
Houlihan Lokey	135,768	6,696,078
INTL FCStone, Inc. (a)	62,924	2,552,197
Ladenburg Thalmann Financial Services, Inc.	404,226	1,483,509
Moelis & Co. Class A	179,890	7,366,496
OM Asset Management Ltd.	324,044	4,750,485
Oppenheimer Holdings, Inc. Class A (non-vtg.)	38,259	1,004,299
Piper Jaffray Companies	57,888	4,665,773
PJT Partners, Inc.	80,626	3,476,593
Pzena Investment Management, Inc.	69,439	690,918
Safeguard Scientifics, Inc. (a)	77,443	885,948
Siebert Financial Corp. (a)(b)	29,480	308,656
Silvercrest Asset Management Group Class A	32,227	468,581
Stifel Financial Corp.	279,054	16,651,152
Value Line, Inc.	4,271	98,874
Virtus Investment Partners, Inc.	27,262	3,342,594
Waddell & Reed Financial, Inc. Class A (b)	302,137	5,659,026
Westwood Holdings Group, Inc.	32,464	1,015,799
WisdomTree Investments, Inc. (b)	469,782	3,382,430
		106,865,055
Consumer Finance - 0.7%
CURO Group Holdings Corp. (a)	46,671	621,658
Elevate Credit, Inc. (a)	79,864	357,791
Encore Capital Group, Inc. (a)(b)	105,968	2,994,656
Enova International, Inc. (a)	133,869	3,672,027
EZCORP, Inc. (non-vtg.) Class A (a)(b)	206,134	2,240,677
First Cash Financial Services, Inc.	172,300	16,830,264
Green Dot Corp. Class A (a)	195,141	12,444,142
LendingClub Corp. (a)(b)	1,289,534	4,100,718
Nelnet, Inc. Class A	73,913	4,290,650
PRA Group, Inc. (a)(b)	181,136	5,093,544
Regional Management Corp. (a)	36,555	905,467
World Acceptance Corp. (a)	24,726	3,214,133
		56,765,727
Diversified Financial Services - 0.3%
Banco Latinoamericano de Comercio Exterior SA Series E	123,538	2,672,127
Cannae Holdings, Inc. (a)	278,329	7,144,705
Columbia Financial, Inc. (b)	198,988	3,155,950
FB Financial Corp.	67,763	2,489,613
FGL Holdings Class A	588,612	5,020,860
Focus Financial Partners, Inc. Class A (b)	106,797	4,004,888
Level One Bancorp, Inc.	20,761	514,250
Marlin Business Services Corp.	33,914	738,986
On Deck Capital, Inc.(a)	205,887	1,124,143
Pennymac Financial Services, Inc.	80,240	1,789,352
RBB Bancorp	56,909	1,101,758
		29,756,632
Insurance - 2.6%
AMBAC Financial Group, Inc. (a)	182,290	3,408,823
American Equity Investment Life Holding Co.	360,858	10,612,834
Amerisafe, Inc.	76,946	4,556,742
Argo Group International Holdings, Ltd.	130,650	10,199,846
Citizens, Inc. Class A (a)(b)	195,984	1,324,852
CNO Financial Group, Inc.	662,686	10,967,453
Crawford & Co. Class B	42,814	377,619
Donegal Group, Inc. Class A	35,591	480,479
eHealth, Inc. (a)	88,820	5,394,927
EMC Insurance Group	35,892	1,152,492
Employers Holdings, Inc.	130,300	5,592,476
Enstar Group Ltd. (a)	48,461	8,590,197
FBL Financial Group, Inc. Class A	39,981	2,497,613
Fednat Holding Co.	45,954	747,672
Genworth Financial, Inc. Class A	2,036,790	7,719,434
Global Indemnity Ltd.	33,493	1,031,584
Goosehead Insurance (b)	38,946	1,186,685
Greenlight Capital Re, Ltd. (a)(b)	119,039	1,426,087
Hallmark Financial Services, Inc. (a)	50,566	580,498
HCI Group, Inc.	28,805	1,227,669
Health Insurance Innovations, Inc. (a)(b)	51,769	1,207,253
Heritage Insurance Holdings, Inc.	79,992	1,091,091
Horace Mann Educators Corp.	166,088	6,407,675
Independence Holding Co.	18,284	699,912
Investors Title Co.	5,427	916,729
James River Group Holdings Ltd.	104,938	4,430,482
Kemper Corp.	212,414	19,091,770
Kingstone Companies, Inc.	37,400	434,214
Kinsale Capital Group, Inc.	79,296	5,756,890
Maiden Holdings Ltd.	268,366	175,377
MBIA, Inc. (a)(b)	361,239	3,493,181
National General Holdings Corp.	260,686	6,425,910
National Western Life Group, Inc.	9,207	2,455,691
Navigators Group, Inc.	81,709	5,714,727
NI Holdings, Inc. (a)	36,108	578,811
Primerica, Inc.	173,803	22,644,793
ProAssurance Corp.	214,382	8,045,756
Protective Insurance Corp. Class B	37,217	604,776
RLI Corp.	157,440	12,804,595
Safety Insurance Group, Inc.	58,963	5,478,842
Selective Insurance Group, Inc.	233,531	16,653,096
State Auto Financial Corp.	67,393	2,266,427
Stewart Information Services Corp.	94,163	4,002,869
Third Point Reinsurance Ltd. (a)	298,577	3,466,479
Tiptree, Inc.	104,317	594,607
Trupanion, Inc. (a)(b)	104,573	3,429,994
United Fire Group, Inc.	85,649	3,735,153
United Insurance Holdings Corp.	82,155	1,258,615
Universal Insurance Holdings, Inc.	126,901	3,780,381
		226,722,078
Mortgage Real Estate Investment Trusts - 1.1%
AG Mortgage Investment Trust, Inc.	117,719	2,014,172
Anworth Mortgage Asset Corp.	388,787	1,629,018
Apollo Commercial Real Estate Finance, Inc.	494,757	9,271,746
Arbor Realty Trust, Inc. (b)	296,623	4,051,870
Ares Commercial Real Estate Corp.	108,768	1,653,274
Arlington Asset Investment Corp. (b)	125,283	983,472
Armour Residential REIT, Inc.	204,796	3,907,508
Blackstone Mortgage Trust, Inc.	455,604	16,214,946
Capstead Mortgage Corp.	341,452	2,933,073
Cherry Hill Mortgage Investment Corp. (b)	64,233	1,108,662
Dynex Capital, Inc.	282,672	1,724,299
Exantas Capital Corp.	122,030	1,336,229
Granite Point Mortgage Trust, Inc.	204,593	3,934,323
Great Ajax Corp.	64,669	926,060
Invesco Mortgage Capital, Inc.	518,128	8,455,849
KKR Real Estate Finance Trust, Inc.	84,394	1,702,227
Ladder Capital Corp. Class A	374,909	6,523,417
New York Mortgage Trust, Inc. (b)	677,914	4,270,858
Orchid Island Capital, Inc.	194,643	1,278,805
PennyMac Mortgage Investment Trust	241,355	5,068,455
Redwood Trust, Inc.	384,048	6,283,025
TPG RE Finance Trust, Inc.	142,075	2,800,298
Western Asset Mortgage Capital Corp.	187,263	1,970,007
ZAIS Financial Corp.	117,947	1,782,179
		91,823,772
Real Estate Management & Development - 0.0%
The RMR Group, Inc.	28,484	1,647,515
Thrifts & Mortgage Finance - 2.3%
Axos Financial, Inc. (a)(b)	234,179	7,662,337
Capitol Federal Financial, Inc.	532,738	7,351,784
Dime Community Bancshares, Inc.	129,356	2,606,523
Entegra Financial Corp. (a)	26,318	776,381
ESSA Bancorp, Inc.	35,615	545,266
Essent Group Ltd. (a)	387,546	18,389,058
Farmer Mac Class C (non-vtg.)	36,117	2,762,228
First Defiance Financial Corp.	80,481	2,374,994
Flagstar Bancorp, Inc.	119,731	4,280,383
FS Bancorp, Inc.	15,015	776,125
Greene County Bancorp, Inc.	11,181	345,717
Hingham Institution for Savings	5,290	978,703
Home Bancorp, Inc.	31,533	1,155,369
HomeStreet, Inc. (a)	100,523	2,828,717
Impac Mortgage Holdings, Inc. (a)(b)	36,831	126,699
Kearny Financial Corp.	354,117	4,957,638
LendingTree, Inc. (a)(b)	32,172	12,380,429
Meridian Bancorp, Inc. Maryland	196,887	3,390,394
Meta Financial Group, Inc.	112,094	2,887,541
MGIC Investment Corp. (a)	1,431,361	20,955,125
NMI Holdings, Inc. (a)	255,573	7,176,490
Northfield Bancorp, Inc.	176,081	2,641,215
Northwest Bancshares, Inc.	386,776	6,741,506
OceanFirst Financial Corp.	190,685	4,801,448
Oconee Federal Financial Corp.	6,783	177,850
Ocwen Financial Corp. (a)	468,121	791,124
Oritani Financial Corp.	157,630	2,734,881
PDL Community Bancorp (a)	33,638	486,742
Provident Bancorp, Inc. (a)	16,645	407,803
Provident Financial Services, Inc.	248,608	6,593,084
Prudential Bancorp, Inc.	33,296	581,348
Radian Group, Inc.	871,146	20,402,239
Riverview Bancorp, Inc.	83,530	619,793
SI Financial Group, Inc.	43,718	626,042
Southern Missouri Bancorp, Inc.	29,723	997,207
Sterling Bancorp, Inc.	88,985	871,163
Territorial Bancorp, Inc.	30,102	871,453
Timberland Bancorp, Inc.	29,251	912,631
Trustco Bank Corp., New York	380,164	3,041,312
United Community Financial Corp.	188,953	1,740,257
United Financial Bancorp, Inc. New	207,552	2,737,611
Walker & Dunlop, Inc.	112,051	6,157,202
Washington Federal, Inc.	326,649	10,825,148
Waterstone Financial, Inc.	100,098	1,657,623
Westfield Financial, Inc.	103,135	996,284
WMI Holdings Corp. (a)	300,782	2,586,725
WSFS Financial Corp.	204,911	8,848,057
		194,555,649

TOTAL FINANCIALS		1,485,155,519

HEALTH CARE - 14.7%
Biotechnology - 6.2%
Abeona Therapeutics, Inc. (a)(b)	124,386	957,772
ACADIA Pharmaceuticals, Inc. (a)(b)	457,789	11,009,825
Acceleron Pharma, Inc. (a)	175,075	7,130,805
Achillion Pharmaceuticals, Inc. (a)	539,842	1,597,932
Acorda Therapeutics, Inc. (a)(b)	179,277	1,873,445
Adamas Pharmaceuticals, Inc. (a)(b)	87,730	554,454
ADMA Biologics, Inc. (a)(b)	76,948	356,269
Aduro Biotech, Inc. (a)	253,956	1,038,680
Adverum Biotechnologies, Inc. (a)	216,766	1,398,141
Aeglea BioTherapeutics, Inc. (a)	79,278	543,054
Agenus, Inc. (a)(b)	366,308	941,412
AgeX Therapeutics, Inc. (a)(b)	35,805	163,271
Aimmune Therapeutics, Inc. (a)(b)	178,374	3,592,452
Akebia Therapeutics, Inc. (a)(b)	349,340	2,110,014
Albireo Pharma, Inc. (a)	37,189	1,280,045
Alder Biopharmaceuticals, Inc. (a)(b)	236,870	3,219,063
Aldeyra Therapeutics, Inc. (a)	86,220	713,039
Alector, Inc. (b)	21,931	435,550
Allakos, Inc. (a)(b)	57,917	2,270,926
Allena Pharmaceuticals, Inc. (a)	45,184	278,785
Allogene Therapeutics, Inc. (b)	89,550	2,682,023
AMAG Pharmaceuticals, Inc. (a)(b)	140,221	1,564,866
Amicus Therapeutics, Inc. (a)	759,033	10,125,500
AnaptysBio, Inc. (a)(b)	84,828	6,168,692
Anika Therapeutics, Inc. (a)(b)	56,475	1,798,729
Apellis Pharmaceuticals, Inc. (a)	146,765	2,907,415
Aptinyx, Inc.	51,775	199,334
Arbutus Biopharma Corp. (a)	140,432	377,762
Arcus Biosciences, Inc. (a)	124,595	1,211,063
Ardelyx, Inc. (a)	173,740	590,716
Arena Pharmaceuticals, Inc. (a)	200,808	9,186,966
ArQule, Inc. (a)	439,794	2,625,570
Array BioPharma, Inc. (a)	852,504	19,275,115
Arrowhead Pharmaceuticals, Inc. (a)(b)	378,673	6,808,541
Assembly Biosciences, Inc. (a)	84,436	1,332,400
Atara Biotherapeutics, Inc. (a)(b)	168,528	5,662,541
Athersys, Inc. (a)(b)	465,637	721,737
Audentes Therapeutics, Inc. (a)	150,540	5,688,907
AVEO Pharmaceuticals, Inc. (a)(b)	424,969	392,204
Avid Bioservices, Inc. (a)	206,176	987,583
AVROBIO, Inc. (b)	50,529	950,450
Bellicum Pharmaceuticals, Inc. (a)	159,098	485,249
BioCryst Pharmaceuticals, Inc. (a)	444,532	3,302,873
Biohaven Pharmaceutical Holding Co. Ltd. (a)	126,387	7,564,262
Biospecifics Technologies Corp. (a)	23,317	1,562,239
BioTime, Inc. (b)	447,938	555,443
Blueprint Medicines Corp. (a)	182,419	13,792,701
Calithera Biosciences, Inc. (a)	132,350	815,276
Calyxt, Inc. (a)(b)	23,949	381,987
Cara Therapeutics, Inc. (a)(b)	133,306	2,543,478
CareDx, Inc. (a)	142,397	3,874,622
CASI Pharmaceuticals, Inc. (a)(b)	198,445	646,931
Catalyst Biosciences, Inc. (a)	47,042	410,206
Catalyst Pharmaceutical Partners, Inc. (a)(b)	392,721	2,254,219
Celcuity, Inc. (a)	22,552	507,420
Cellular Biomedicine Group, Inc. (a)(b)	47,277	816,947
ChemoCentryx, Inc. (a)	88,945	1,180,300
Chimerix, Inc. (a)	184,942	499,343
Clovis Oncology, Inc. (a)(b)	68,094	1,244,077
CohBar, Inc. (a)(b)	92,829	227,431
Coherus BioSciences, Inc. (a)(b)	210,756	3,355,236
Concert Pharmaceuticals, Inc. (a)	84,257	866,162
Constellation Pharmaceuticals, Inc. (b)	64,034	842,047
Corbus Pharmaceuticals Holdings, Inc. (a)(b)	217,432	1,552,464
Corvus Pharmaceuticals, Inc. (a)	51,925	219,643
Crinetics Pharmaceuticals, Inc. (a)(b)	35,038	909,236
CTI BioPharma Corp. (a)(b)	189,439	185,612
Cue Biopharma, Inc. (a)(b)	72,668	616,951
Cytokinetics, Inc. (a)	184,658	1,628,684
CytomX Therapeutics, Inc. (a)	181,670	1,727,682
Deciphera Pharmaceuticals, Inc. (a)(b)	35,031	805,713
Denali Therapeutics, Inc. (a)(b)	182,925	4,476,175
Dicerna Pharmaceuticals, Inc. (a)(b)	218,889	2,836,801
Dynavax Technologies Corp. (a)(b)	255,825	1,701,236
Eagle Pharmaceuticals, Inc. (a)(b)	43,003	2,210,784
Editas Medicine, Inc. (a)(b)	185,795	4,598,426
Eidos Therapeutics, Inc. (b)	64,542	1,691,646
Emergent BioSolutions, Inc. (a)	183,545	9,485,606
Enanta Pharmaceuticals, Inc. (a)	67,755	5,907,558
Epizyme, Inc. (a)	242,131	3,004,846
Equillium, Inc. (b)	19,858	123,914
Esperion Therapeutics, Inc. (a)(b)	92,818	4,000,456
Evelo Biosciences, Inc. (b)	54,034	453,075
Fate Therapeutics, Inc. (a)(b)	246,017	4,133,086
Fennec Pharmaceuticals, Inc. (a)	45,628	203,045
FibroGen, Inc. (a)	307,084	14,350,035
Five Prime Therapeutics, Inc. (a)	135,161	1,497,584
Flexion Therapeutics, Inc. (a)(b)	132,490	1,404,394
Fortress Biotech, Inc. (a)(b)	144,608	229,927
Forty Seven, Inc. (b)	55,942	1,062,339
Genomic Health, Inc. (a)	84,897	5,461,424
Geron Corp. (a)(b)	679,551	1,236,783
Global Blood Therapeutics, Inc. (a)(b)	216,205	11,977,757
GlycoMimetics, Inc. (a)(b)	140,822	1,713,804
Gossamer Bio, Inc.	43,592	739,320
Gritstone Oncology, Inc. (b)	27,707	291,201
GTx, Inc. (a)(b)	18,346	19,997
Halozyme Therapeutics, Inc. (a)	501,689	8,092,244
Harpoon Therapeutics, Inc. (b)	9,432	110,732
Heron Therapeutics, Inc. (a)(b)	276,674	5,998,292
Homology Medicines, Inc. (a)(b)	68,918	1,483,115
Idera Pharmaceuticals, Inc. (a)(b)	75,174	226,274
Immunic, Inc. (a)(b)	2,489	34,547
ImmunoGen, Inc. (a)	586,584	1,401,936
Immunomedics, Inc. (a)(b)	606,009	9,708,264
Inovio Pharmaceuticals, Inc. (a)(b)	343,188	1,290,387
Insmed, Inc. (a)(b)	309,348	9,416,553
Insys Therapeutics, Inc. (a)(b)	106,811	459,287
Intellia Therapeutics, Inc. (a)(b)	136,351	2,097,078
Intercept Pharmaceuticals, Inc. (a)(b)	87,086	7,505,071
Intrexon Corp. (a)(b)	291,439	1,261,931
Invitae Corp. (a)	286,896	6,776,484
Iovance Biotherapeutics, Inc. (a)(b)	428,920	4,889,688
Ironwood Pharmaceuticals, Inc. Class A (a)(b)	564,437	6,711,156
Jounce Therapeutics, Inc. (a)(b)	62,722	356,261
Kadmon Holdings, Inc. (a)	396,605	932,022
Karyopharm Therapeutics, Inc. (a)(b)	193,526	903,766
Kezar Life Sciences, Inc. (b)	50,306	949,274
Kindred Biosciences, Inc. (a)	143,229	1,273,306
Kiniksa Pharmaceuticals Ltd. (b)	47,842	714,281
Kodiak Sciences, Inc.	37,645	279,326
Kura Oncology, Inc. (a)(b)	114,183	1,728,731
La Jolla Pharmaceutical Co. (a)(b)	84,971	684,017
Lexicon Pharmaceuticals, Inc. (a)(b)	170,426	988,471
Ligand Pharmaceuticals, Inc. Class B (a)(b)	84,401	10,621,866
Liquidia Technologies, Inc.	28,532	271,339
LogicBio Therapeutics, Inc. (b)	30,430	414,152
Macrogenics, Inc. (a)	160,307	2,688,348
Madrigal Pharmaceuticals, Inc. (a)(b)	28,176	2,988,910
Magenta Therapeutics, Inc.	57,057	822,191
MannKind Corp. (a)(b)	647,896	997,760
MediciNova, Inc. (a)(b)	161,503	1,808,834
MeiraGTx Holdings PLC (b)	47,834	934,198
Menlo Therapeutics, Inc. (a)	38,977	280,634
Minerva Neurosciences, Inc. (a)	121,662	896,649
Miragen Therapeutics, Inc. (a)(b)	101,917	298,617
Mirati Therapeutics, Inc. (a)(b)	86,809	5,164,267
Molecular Templates, Inc. (a)	48,522	356,637
Momenta Pharmaceuticals, Inc. (a)	390,583	5,464,256
Myriad Genetics, Inc. (a)	277,797	8,745,050
NantKwest, Inc. (a)(b)	109,696	122,860
Natera, Inc. (a)	135,877	2,596,609
Neon Therapeutics, Inc.	58,057	357,631
NewLink Genetics Corp. (a)(b)	107,902	184,512
Novavax, Inc. (a)(b)	1,498,840	796,334
Nymox Pharmaceutical Corp. (a)(b)	121,996	223,253
Opko Health, Inc. (a)(b)	1,302,293	3,112,480
Organovo Holdings, Inc. (a)(b)	461,671	461,671
Ovid Therapeutics, Inc. (a)	48,943	99,844
Palatin Technologies, Inc. (a)(b)	804,446	997,513
PDL BioPharma, Inc. (a)	587,074	1,919,732
Pfenex, Inc. (a)	116,123	672,352
Pieris Pharmaceuticals, Inc. (a)	212,288	634,741
Polarityte, Inc. (a)(b)	40,523	366,328
Portola Pharmaceuticals, Inc. (a)(b)	263,101	9,287,465
Principia Biopharma, Inc.	23,511	703,214
Progenics Pharmaceuticals, Inc. (a)	345,839	1,777,612
Proteostasis Therapeutics, Inc. (a)(b)	130,230	143,253
Prothena Corp. PLC (a)	165,805	1,724,372
PTC Therapeutics, Inc. (a)	208,105	7,787,289
Puma Biotechnology, Inc. (a)(b)	118,028	3,791,059
Ra Pharmaceuticals, Inc. (a)	75,119	1,667,642
Radius Health, Inc. (a)(b)	161,721	3,561,096
Recro Pharma, Inc. (a)(b)	72,319	631,345
REGENXBIO, Inc. (a)	129,700	6,536,880
Repligen Corp. (a)(b)	158,095	10,652,441
Replimune Group, Inc. (a)(b)	47,832	802,143
Retrophin, Inc. (a)(b)	168,252	3,210,248
Rigel Pharmaceuticals, Inc. (a)(b)	690,319	1,539,411
Rocket Pharmaceuticals, Inc. (a)(b)	95,063	1,764,369
Rubius Therapeutics, Inc. (b)	138,716	2,426,143
Sangamo Therapeutics, Inc. (a)(b)	410,436	4,797,997
Savara, Inc. (a)	113,722	1,214,551
Scholar Rock Holding Corp. (b)	59,066	1,256,924
Selecta Biosciences, Inc. (a)(b)	136,181	292,789
Seres Therapeutics, Inc. (a)(b)	82,055	536,640
Sienna Biopharmaceuticals, Inc. (a)	59,117	109,958
Solid Biosciences, Inc. (a)(b)	48,668	441,905
Sorrento Therapeutics, Inc. (a)(b)	465,841	1,700,320
Spark Therapeutics, Inc. (a)	126,945	13,543,762
Spectrum Pharmaceuticals, Inc. (a)	408,521	3,827,842
Spring Bank Pharmaceuticals, Inc. (a)	54,615	404,697
Stemline Therapeutics, Inc. (a)(b)	156,435	2,346,525
Surface Oncology, Inc.	42,452	198,675
Syndax Pharmaceuticals, Inc. (a)	58,873	420,942
Synlogic, Inc. (a)(b)	61,063	523,921
Synthorx, Inc. (b)	30,069	460,056
Syros Pharmaceuticals, Inc. (a)(b)	101,080	730,808
T2 Biosystems, Inc. (a)(b)	122,709	315,362
TG Therapeutics, Inc. (a)(b)	256,252	2,037,203
Tobira Therapeutics, Inc. rights (a)(b)(c)	9,663	73,632
Tocagen, Inc. (a)	82,089	811,039
Translate Bio, Inc.	117,359	1,138,382
Twist Bioscience Corp.	21,302	504,005
Tyme, Inc. (a)(b)	413,890	624,974
Ultragenyx Pharmaceutical, Inc. (a)(b)	212,484	14,023,944
UNITY Biotechnology, Inc. (b)	100,787	829,477
Unum Therapeutics, Inc. (a)(b)	75,454	244,471
Vanda Pharmaceuticals, Inc. (a)	206,656	3,366,426
Veracyte, Inc. (a)	115,167	2,633,869
Verastem, Inc. (a)(b)	271,812	578,960
Vericel Corp. (a)	176,911	3,005,718
Viking Therapeutics, Inc. (a)(b)	243,234	1,904,522
Voyager Therapeutics, Inc. (a)	85,348	1,800,843
X4 Pharmaceuticals, Inc. (a)(b)	4,009	81,784
Xencor, Inc. (a)	187,607	5,761,411
XOMA Corp. (a)(b)	24,815	294,306
Y-mAbs Therapeutics, Inc.	28,707	660,835
Zafgen, Inc. (a)	118,988	304,609
ZIOPHARM Oncology, Inc. (a)(b)	535,139	2,365,314
		528,656,143
Health Care Equipment & Supplies - 3.2%
Accuray, Inc. (a)(b)	342,722	1,418,869
Angiodynamics, Inc. (a)	146,263	3,004,242
Antares Pharma, Inc. (a)	589,920	1,586,885
Atricure, Inc. (a)	147,996	4,442,840
Atrion Corp.	5,767	5,074,960
Avanos Medical, Inc. (a)	189,278	7,940,212
AxoGen, Inc. (a)(b)	137,469	3,227,772
Axonics Modulation Technologies, Inc. (a)(b)	28,900	583,780
Cardiovascular Systems, Inc. (a)	136,089	4,836,603
Cerus Corp. (a)	549,109	3,366,038
CONMED Corp.	101,757	8,143,613
Cryolife, Inc. (a)	144,428	4,428,162
CryoPort, Inc. (a)(b)	109,923	1,546,617
Cutera, Inc. (a)	53,992	957,818
CytoSorbents Corp. (a)(b)	119,026	856,987
electroCore, Inc. (b)	48,494	303,088
Endologix, Inc. (a)	40,421	259,503
Fonar Corp. (a)	24,325	482,608
Genmark Diagnostics, Inc. (a)	205,507	1,487,871
Glaukos Corp. (a)(b)	137,784	9,938,360
Globus Medical, Inc. (a)	299,544	13,506,439
Haemonetics Corp. (a)	206,423	18,016,599
Helius Medical Technologies, Inc. (U.S.) (a)(b)	69,813	171,042
Heska Corp. (a)	27,651	2,147,377
Inogen, Inc. (a)(b)	72,244	6,306,901
Inspire Medical Systems, Inc.	59,441	3,072,505
Integer Holdings Corp. (a)	125,668	8,682,402
IntriCon Corp. (a)	30,763	718,931
Invacare Corp.	130,287	964,124
IRadimed Corp. (a)(b)	14,538	363,595
iRhythm Technologies, Inc. (a)(b)	97,649	7,451,595
Lantheus Holdings, Inc. (a)	150,447	3,634,800
LeMaitre Vascular, Inc.	65,361	1,887,626
LivaNova PLC (a)	114,517	7,889,076
Meridian Bioscience, Inc.	169,040	1,945,650
Merit Medical Systems, Inc. (a)	214,952	12,076,003
Natus Medical, Inc. (a)	131,133	3,509,119
Neogen Corp. (a)	202,754	12,299,058
Nevro Corp. (a)(b)	117,569	7,255,183
Novocure Ltd. (a)(b)	297,116	13,093,902
NuVasive, Inc. (a)	207,377	12,567,046
Nuvectra Corp. (a)	70,674	667,163
OraSure Technologies, Inc. (a)	239,614	2,266,748
Orthofix International NV (a)	70,156	3,843,847
OrthoPediatrics Corp. (a)	31,791	1,295,165
Oxford Immunotec Global PLC (a)	102,942	1,670,749
Pulse Biosciences, Inc. (a)	43,393	695,156
Quanterix Corp. (a)	34,405	781,682
Quidel Corp. (a)	138,160	8,833,950
Rockwell Medical Technologies, Inc. (a)(b)	188,713	907,710
RTI Biologics, Inc. (a)	224,492	1,214,502
Seaspine Holdings Corp. (a)	59,431	875,419
Senseonics Holdings, Inc. (a)(b)	344,715	803,186
SI-BONE, Inc.	35,125	597,125
Sientra, Inc. (a)(b)	93,943	791,000
Staar Surgical Co. (a)	178,130	5,785,662
SurModics, Inc. (a)	52,901	2,298,019
Tactile Systems Technology, Inc. (a)(b)	70,599	3,513,006
Tandem Diabetes Care, Inc. (a)	205,850	12,641,249
TransEnterix, Inc. (a)(b)	658,369	1,316,738
Utah Medical Products, Inc.	14,032	1,184,301
Vapotherm, Inc.	18,858	319,266
Varex Imaging Corp. (a)	154,269	5,066,194
ViewRay, Inc. (a)(b)	251,078	1,747,503
Wright Medical Group NV (a)(b)	501,150	14,819,006
		275,380,147
Health Care Providers & Services - 1.8%
AAC Holdings, Inc. (a)(b)	49,375	79,494
Addus HomeCare Corp. (a)	39,407	2,675,735
Amedisys, Inc. (a)	107,891	13,790,628
American Renal Associates Holdings, Inc. (a)(b)	51,902	357,086
AMN Healthcare Services, Inc. (a)	186,280	9,697,737
Apollo Medical Holdings, Inc. (a)(b)	13,522	261,651
BioScrip, Inc. (a)	498,608	957,327
BioTelemetry, Inc. (a)	133,233	7,247,875
Brookdale Senior Living, Inc. (a)	750,363	4,637,243
Capital Senior Living Corp. (a)	97,168	408,106
Community Health Systems, Inc. (a)(b)	341,313	1,174,117
Corvel Corp. (a)	36,304	2,606,627
Cross Country Healthcare, Inc. (a)	140,105	987,740
Diplomat Pharmacy, Inc. (a)(b)	225,171	1,256,454
G1 Therapeutics, Inc. (a)(b)	91,944	1,967,602
Genesis HealthCare, Inc. Class A (a)(b)	224,471	291,812
Guardant Health, Inc. (b)	58,726	3,847,140
HealthEquity, Inc. (a)	218,381	14,795,313
LHC Group, Inc. (a)	118,839	13,204,201
Magellan Health Services, Inc. (a)	97,863	6,850,410
National Healthcare Corp.	49,013	3,697,051
National Research Corp. Class A	43,594	1,725,451
National Vision Holdings, Inc. (a)	254,694	6,876,738
Neuronetics, Inc. (b)	51,867	864,623
OptiNose, Inc. (a)(b)	78,352	780,386
Owens & Minor, Inc.	241,007	821,834
Patterson Companies, Inc. (b)	330,683	7,222,117
PetIQ, Inc. Class A (a)(b)	64,307	1,766,513
Providence Service Corp.	44,961	2,982,263
Quorum Health Corp. (a)(b)	111,925	229,446
R1 RCM, Inc. (a)	412,633	4,320,268
RadNet, Inc. (a)	163,362	1,978,314
Select Medical Holdings Corp. (a)	437,374	6,285,064
Surgery Partners, Inc. (a)(b)	73,552	796,568
Tenet Healthcare Corp. (a)	337,689	7,395,389
The Ensign Group, Inc.	201,042	10,357,684
Tivity Health, Inc. (a)(b)	191,095	4,131,474
Triple-S Management Corp. (a)	88,387	2,008,153
U.S. Physical Therapy, Inc.	50,373	5,867,951
		157,201,585
Health Care Technology - 1.1%
Allscripts Healthcare Solutions, Inc. (a)	703,667	6,945,193
Castlight Health, Inc. Class B (a)	311,579	1,162,190
Computer Programs & Systems, Inc.	45,981	1,397,363
Evolent Health, Inc. (a)(b)	273,316	3,703,432
HealthStream, Inc.	104,784	2,743,245
HMS Holdings Corp. (a)	334,792	10,187,721
Inovalon Holdings, Inc. Class A (a)(b)	279,078	3,775,925
Medidata Solutions, Inc. (a)	232,780	21,029,345
NantHealth, Inc. (a)(b)	76,890	53,054
Nextgen Healthcare, Inc. (a)	216,922	4,075,964
Omnicell, Inc. (a)	156,402	12,568,465
Simulations Plus, Inc.	45,572	1,026,737
Tabula Rasa HealthCare, Inc. (a)(b)	71,400	3,802,764
Teladoc Health, Inc. (a)(b)	270,667	15,395,539
Vocera Communications, Inc. (a)(b)	122,435	3,899,555
		91,766,492
Life Sciences Tools & Services - 0.6%
Accelerate Diagnostics, Inc. (a)(b)	104,032	2,028,624
Cambrex Corp. (a)	135,124	5,813,034
ChromaDex, Inc. (a)(b)	153,114	681,357
Codexis, Inc. (a)	207,355	4,084,894
Enzo Biochem, Inc. (a)	174,563	605,734
Fluidigm Corp. (a)	134,726	1,851,135
Harvard Bioscience, Inc. (a)	143,042	553,573
Luminex Corp.	167,135	3,812,349
Medpace Holdings, Inc. (a)	87,680	4,924,986
Nanostring Technologies, Inc. (a)	105,942	2,751,314
NeoGenomics, Inc. (a)(b)	331,345	6,901,916
Pacific Biosciences of California, Inc. (a)	557,810	4,122,216
Syneos Health, Inc. (a)	249,770	11,721,706
		49,852,838
Pharmaceuticals - 1.8%
Aclaris Therapeutics, Inc. (a)	144,396	909,695
Aerie Pharmaceuticals, Inc. (a)	144,041	5,495,164
Akcea Therapeutics, Inc. (a)(b)	52,812	1,325,053
Akorn, Inc. (a)	368,313	994,445
Amneal Pharmaceuticals, Inc. (a)(b)	347,893	4,477,383
Amphastar Pharmaceuticals, Inc. (a)	140,414	3,031,538
Ampio Pharmaceuticals, Inc. (a)(b)	369,640	210,621
ANI Pharmaceuticals, Inc. (a)	31,798	2,257,022
Aquestive Therapeutics, Inc.	44,624	254,803
Aratana Therapeutics, Inc. (a)	182,933	859,785
Arvinas Holding Co. LLC (a)(b)	31,309	653,419
Assertio Therapeutics, Inc. (a)(b)	233,266	972,719
AstraZeneca PLC rights (a)(c)	1,000	0
Athenex, Inc. (a)(b)	176,625	1,745,055
Clearside Biomedical, Inc. (a)(b)	107,154	132,871
Collegium Pharmaceutical, Inc. (a)(b)	116,645	1,624,865
Corcept Therapeutics, Inc. (a)(b)	394,506	4,883,984
Cyclerion Therapeutics, Inc. (a)(b)	55,717	848,570
CymaBay Therapeutics, Inc. (a)(b)	242,747	3,109,589
Dermira, Inc. (a)(b)	141,697	1,571,420
Dova Pharmaceuticals, Inc. (a)(b)	46,932	431,774
Durect Corp. (a)	599,264	330,494
Eloxx Pharmaceuticals, Inc. (a)(b)	88,482	1,056,475
Endo International PLC (a)	905,410	6,790,575
Evolus, Inc. (a)(b)	37,271	908,667
Horizon Pharma PLC (a)	726,970	18,559,544
Innoviva, Inc. (a)(b)	278,060	3,901,182
Intersect ENT, Inc. (a)	121,403	3,944,383
Intra-Cellular Therapies, Inc. (a)	184,180	2,425,651
Kala Pharmaceuticals, Inc. (a)	64,192	498,130
Lannett Co., Inc. (a)(b)	117,587	904,244
Mallinckrodt PLC (a)(b)	332,849	5,145,846
Marinus Pharmaceuticals, Inc. (a)(b)	190,906	943,076
Melinta Therapeutics, Inc. (a)(b)	26,391	115,593
Mersana Therapeutics, Inc. (a)	49,664	244,347
Mustang Bio, Inc. (a)(b)	60,929	252,855
MyoKardia, Inc. (a)	137,724	6,607,998
Neos Therapeutics, Inc. (a)(b)	188,772	454,941
Ocular Therapeutix, Inc. (a)(b)	140,191	525,716
Odonate Therapeutics, Inc. (a)(b)	27,188	534,516
Omeros Corp. (a)(b)	186,714	3,517,692
Osmotica Pharmaceuticals PLC	36,973	148,631
Pacira Biosciences, Inc. (a)	161,191	6,418,626
Paratek Pharmaceuticals, Inc. (a)(b)	126,875	699,081
Phibro Animal Health Corp. Class A	82,206	2,853,370
Prestige Brands Holdings, Inc. (a)(b)	209,748	6,170,786
Reata Pharmaceuticals, Inc. (a)(b)	76,490	6,001,405
resTORbio, Inc. (a)(b)	30,410	244,801
Revance Therapeutics, Inc. (a)	153,433	2,031,453
Rhythm Pharmaceuticals, Inc. (a)(b)	61,157	1,546,049
scPharmaceuticals, Inc. (a)(b)	25,354	82,401
SIGA Technologies, Inc. (a)(b)	208,498	1,092,530
Spero Therapeutics, Inc. (a)	31,733	354,775
Supernus Pharmaceuticals, Inc. (a)	197,534	7,255,424
Sutro Biopharma, Inc. (a)	25,273	252,098
Teligent, Inc. (a)(b)	154,285	151,184
Tetraphase Pharmaceuticals, Inc. (a)	206,644	219,043
The Medicines Company (a)(b)	278,516	8,898,586
TherapeuticsMD, Inc. (a)(b)	749,804	3,224,157
Theravance Biopharma, Inc. (a)(b)	175,710	4,190,684
Tricida, Inc. (b)	72,868	2,496,458
Verrica Pharmaceuticals, Inc. (a)(b)	43,066	430,660
WAVE Life Sciences (a)(b)	82,168	2,179,917
Xeris Pharmaceuticals, Inc.	82,701	843,550
Zogenix, Inc. (a)(b)	169,837	6,621,945
Zomedica Pharmaceuticals Corp. (a)(b)	165,035	69,397
		157,928,711

TOTAL HEALTH CARE		1,260,785,916

INDUSTRIALS - 14.9%
Aerospace & Defense - 1.1%
AAR Corp.	131,509	4,441,059
Aerojet Rocketdyne Holdings, Inc. (a)(b)	292,373	9,899,750
AeroVironment, Inc. (a)(b)	85,888	5,888,481
Astronics Corp. (a)	86,919	2,897,879
Axon Enterprise, Inc. (a)(b)	232,069	14,736,382
Cubic Corp.	126,350	7,174,153
Ducommun, Inc. (a)	43,669	1,772,088
KEYW Holding Corp. (a)(b)	195,120	2,212,661
Kratos Defense & Security Solutions, Inc. (a)(b)	357,172	5,671,891
Mercury Systems, Inc. (a)	189,786	13,858,174
Moog, Inc. Class A	129,340	12,111,398
National Presto Industries, Inc. (b)	20,234	2,154,921
Triumph Group, Inc.	195,557	4,640,568
Vectrus, Inc. (a)	45,493	1,844,741
Wesco Aircraft Holdings, Inc. (a)	215,315	1,817,259
		91,121,405
Air Freight & Logistics - 0.3%
Air Transport Services Group, Inc. (a)	235,972	5,552,421
Atlas Air Worldwide Holdings, Inc. (a)	95,250	4,599,623
Echo Global Logistics, Inc. (a)	112,964	2,591,394
Forward Air Corp.	115,460	7,310,927
Hub Group, Inc. Class A (a)	131,730	5,476,016
Radiant Logistics, Inc.	155,972	1,020,057
		26,550,438
Airlines - 0.5%
Allegiant Travel Co.	52,003	7,638,201
Hawaiian Holdings, Inc.	197,912	5,583,098
Mesa Air Group, Inc.	46,454	424,590
SkyWest, Inc.	205,179	12,636,975
Spirit Airlines, Inc. (a)	276,896	15,057,604
		41,340,468
Building Products - 1.3%
AAON, Inc.	166,782	8,374,124
Advanced Drain Systems, Inc. Del	146,097	4,098,021
American Woodmark Corp. (a)	56,345	5,067,106
Apogee Enterprises, Inc.	107,428	4,329,348
Builders FirstSource, Inc. (a)	456,742	6,293,905
Caesarstone Sdot-Yam Ltd. (b)	93,507	1,414,761
Continental Building Products, Inc. (a)	150,114	3,850,424
COVIA Corp. (a)(b)	125,395	603,150
CSW Industrials, Inc.	60,037	3,599,218
GCP Applied Technologies, Inc. (a)	290,100	8,351,979
Gibraltar Industries, Inc. (a)	128,803	5,109,615
GMS, Inc. (a)	132,522	2,335,038
Griffon Corp.	144,072	2,826,693
Insteel Industries, Inc.	71,961	1,506,863
Jeld-Wen Holding, Inc. (a)	274,284	5,417,109
Masonite International Corp. (a)	105,337	5,423,802
NCI Building Systems, Inc. (a)	168,612	964,461
Patrick Industries, Inc. (a)	93,342	4,654,966
PGT, Inc. (a)	228,838	3,354,765
Quanex Building Products Corp.	136,023	2,274,305
Simpson Manufacturing Co. Ltd.	166,558	10,606,413
Trex Co., Inc. (a)	238,464	16,518,401
Universal Forest Products, Inc.	241,434	8,920,986
		115,895,453
Commercial Services & Supplies - 2.6%
ABM Industries, Inc.	267,417	10,153,823
ACCO Brands Corp.	412,642	3,771,548
ADS Waste Holdings, Inc. (a)	292,050	9,444,897
Brady Corp. Class A	191,806	9,358,215
BrightView Holdings, Inc.	120,079	1,926,067
Casella Waste Systems, Inc. Class A (a)	176,328	6,580,561
CECO Environmental Corp. (a)	120,934	938,448
Charah Solutions, Inc.	34,203	240,789
Cimpress NV (a)(b)	88,794	8,026,978
CompX International, Inc. Class A	5,581	86,896
Covanta Holding Corp.	474,277	8,570,185
Deluxe Corp.	186,283	8,330,576
Ennis, Inc.	104,648	2,111,797
Evoqua Water Technologies Corp. (a)(b)	306,149	4,169,749
Healthcare Services Group, Inc. (b)	298,950	10,119,458
Heritage-Crystal Clean, Inc. (a)	59,936	1,721,961
Herman Miller, Inc.	236,652	9,186,831
HNI Corp.	175,416	6,439,521
Interface, Inc.	239,173	3,836,335
Kimball International, Inc. Class B	142,957	2,238,707
Knoll, Inc.	193,202	4,219,532
LSC Communications, Inc.	130,256	910,489
Matthews International Corp. Class A	126,360	5,061,982
McGrath RentCorp.	97,410	6,039,420
Mobile Mini, Inc.	179,561	6,467,787
MSA Safety, Inc.	137,256	15,085,807
Multi-Color Corp.	56,045	2,796,646
NL Industries, Inc. (a)	30,853	109,528
PICO Holdings, Inc. (a)	77,956	891,037
Pitney Bowes, Inc.	759,757	5,401,872
Quad/Graphics, Inc.	125,781	1,535,786
R.R. Donnelley & Sons Co.	282,955	1,307,252
SP Plus Corp. (a)	92,039	3,177,186
Steelcase, Inc. Class A	346,238	5,986,455
Team, Inc. (a)(b)	121,015	2,045,154
Tetra Tech, Inc.	223,590	14,470,745
The Brink's Co.	202,674	16,199,733
U.S. Ecology, Inc.	88,650	5,408,537
UniFirst Corp.	61,300	9,693,369
Viad Corp.	81,685	5,008,107
VSE Corp.	34,784	1,063,347
		220,133,113
Construction & Engineering - 1.1%
Aegion Corp. (a)	130,980	2,607,812
Ameresco, Inc. Class A (a)	75,520	1,137,331
Argan, Inc.	59,596	2,849,881
Comfort Systems U.S.A., Inc.	147,598	7,985,052
Dycom Industries, Inc. (a)(b)	121,966	6,048,294
EMCOR Group, Inc.	229,652	19,322,919
Granite Construction, Inc.	177,770	7,980,095
Great Lakes Dredge & Dock Corp. (a)	233,593	2,389,656
HC2 Holdings, Inc. (a)(b)	168,733	361,089
Ies Holdings, Inc. (a)(b)	32,599	570,808
Infrastructure and Energy Alternatives, Inc. (a)(b)	67,840	307,994
KBR, Inc.	569,262	12,649,002
Keane Group, Inc. (a)	208,340	2,185,487
MasTec, Inc. (a)(b)	255,661	12,949,230
MYR Group, Inc. (a)	65,968	2,384,743
Northwest Pipe Co. (a)	38,442	921,455
NV5 Holdings, Inc. (a)	38,324	2,427,442
Orion Group Holdings, Inc. (a)	113,870	294,923
Primoris Services Corp.	168,897	3,702,222
Sterling Construction Co., Inc. (a)	106,615	1,445,699
Tutor Perini Corp. (a)	152,245	3,040,333
Williams Scotsman Corp. (a)(b)	154,912	2,086,665
		95,648,132
Electrical Equipment - 0.7%
Allied Motion Technologies, Inc.	27,909	1,021,748
AZZ, Inc.	104,415	4,958,668
Babcock & Wilcox Enterprises, Inc. (a)(b)	114,401	39,937
Encore Wire Corp.	81,977	4,860,416
Energous Corp. (a)(b)	94,955	481,422
EnerSys	174,251	12,056,427
Enphase Energy, Inc. (a)(b)	350,894	3,522,976
FuelCell Energy, Inc. (a)(b)	360,074	94,339
Generac Holdings, Inc. (a)	243,866	13,410,191
Plug Power, Inc. (a)(b)	868,827	2,163,379
Powell Industries, Inc.	35,408	1,035,684
Preformed Line Products Co.	12,266	691,680
Sunrun, Inc. (a)(b)	390,914	5,945,802
Thermon Group Holdings, Inc. (a)	131,229	3,384,396
TPI Composites, Inc. (a)	58,815	1,820,324
Vicor Corp. (a)	70,823	2,656,571
Vivint Solar, Inc. (a)(b)	160,168	866,509
		59,010,469
Industrial Conglomerates - 0.1%
Raven Industries, Inc.	145,212	5,650,199
Machinery - 3.9%
Actuant Corp. Class A	245,811	6,287,845
Alamo Group, Inc.	38,730	4,013,977
Albany International Corp. Class A	115,561	8,548,047
Altra Industrial Motion Corp.	242,385	9,087,014
Astec Industries, Inc.	91,815	3,095,084
Barnes Group, Inc.	191,914	10,674,257
Blue Bird Corp. (a)(b)	60,051	1,039,483
Briggs & Stratton Corp.	165,979	2,024,944
Cactus, Inc. (a)	153,742	5,580,835
Chart Industries, Inc. (a)	124,445	10,984,760
CIRCOR International, Inc. (a)	66,311	2,236,007
Columbus McKinnon Corp. (NY Shares)	89,612	3,527,128
Commercial Vehicle Group, Inc. (a)	121,092	1,080,141
Douglas Dynamics, Inc.	90,064	3,400,817
Eastern Co.	21,679	621,320
Energy Recovery, Inc. (a)(b)	142,985	1,391,244
EnPro Industries, Inc.	82,642	6,141,953
ESCO Technologies, Inc.	102,549	7,691,175
Federal Signal Corp.	239,831	6,899,938
Franklin Electric Co., Inc.	186,914	9,132,618
FreightCar America, Inc. (a)	45,535	315,102
Gencor Industries, Inc. (a)	34,160	412,311
Global Brass & Copper Holdings, Inc.	87,786	3,809,035
Gorman-Rupp Co.	70,481	2,347,017
Graham Corp.	37,863	783,764
Greenbrier Companies, Inc.	127,919	4,544,962
Harsco Corp. (a)	324,806	7,353,608
Hillenbrand, Inc.	251,928	10,837,943
Hurco Companies, Inc.	25,215	991,706
Hyster-Yale Materials Handling Class A	42,141	2,807,433
John Bean Technologies Corp.	126,442	13,882,067
Kadant, Inc.	44,138	4,329,496
Kennametal, Inc.	328,609	13,374,386
L.B. Foster Co. Class A (a)	39,834	856,033
Lindsay Corp.	43,090	3,662,650
Lydall, Inc. (a)	68,093	1,675,769
Manitex International, Inc. (a)	57,673	440,622
Manitowoc Co., Inc. (a)	141,870	2,533,798
Meritor, Inc. (a)	322,508	7,824,044
Milacron Holdings Corp. (a)	278,349	4,066,679
Miller Industries, Inc.	44,158	1,460,747
Mueller Industries, Inc.	228,690	6,670,887
Mueller Water Products, Inc. Class A	622,879	6,683,492
Navistar International Corp. New (a)	198,569	6,779,146
NN, Inc. (b)	166,802	1,507,890
Omega Flex, Inc.	11,628	984,426
Park-Ohio Holdings Corp.	35,332	1,294,211
ProPetro Holding Corp. (a)	286,798	6,346,840
Proto Labs, Inc. (a)	109,364	12,007,074
RBC Bearings, Inc. (a)	96,431	13,264,084
Rexnord Corp. (a)	420,689	12,031,705
Spartan Motors, Inc.	136,003	1,264,828
SPX Corp. (a)	173,817	6,344,321
SPX Flow, Inc. (a)	170,303	6,120,690
Standex International Corp.	50,863	3,360,518
Sun Hydraulics Corp.	117,189	6,133,672
Tennant Co.	71,496	4,745,904
Titan International, Inc.	205,366	1,423,186
TriMas Corp. (a)	184,658	5,711,472
Twin Disc, Inc. (a)	37,592	711,992
Wabash National Corp.	220,410	3,323,783
Watts Water Technologies, Inc. Class A	111,754	9,565,025
Woodward, Inc.	215,599	23,478,731
		331,521,636
Marine - 0.1%
Costamare, Inc.	200,109	1,208,658
Eagle Bulk Shipping, Inc. (a)	194,450	1,059,753
Genco Shipping & Trading Ltd. (a)(b)	38,773	391,607
Matson, Inc.	171,523	6,794,026
Safe Bulkers, Inc. (a)	195,601	350,126
Scorpio Bulkers, Inc.	223,320	1,201,462
		11,005,632
Professional Services - 1.5%
Acacia Research Corp. (a)	189,775	603,485
Asgn, Inc. (a)	204,228	12,874,533
Barrett Business Services, Inc.	29,018	2,114,251
BG Staffing, Inc.	34,652	809,817
CBIZ, Inc. (a)	205,986	3,977,590
CRA International, Inc.	31,760	1,654,061
Exponent, Inc.	208,126	11,784,094
Forrester Research, Inc.	42,811	2,177,367
Franklin Covey Co. (a)	38,730	1,104,192
FTI Consulting, Inc. (a)	153,306	13,027,944
GP Strategies Corp. (a)	49,201	626,329
Heidrick & Struggles International, Inc.	75,794	2,711,909
Huron Consulting Group, Inc. (a)	88,757	4,289,626
ICF International, Inc.	73,097	5,692,063
InnerWorkings, Inc. (a)	170,736	577,088
Insperity, Inc.	154,517	18,474,053
Kelly Services, Inc. Class A (non-vtg.)	127,072	2,828,623
Kforce, Inc.	93,292	3,360,378
Korn Ferry	228,087	10,724,651
MISTRAS Group, Inc. (a)	69,452	952,187
Navigant Consulting, Inc.	169,488	3,869,411
Resources Connection, Inc.	120,824	1,940,433
TriNet Group, Inc. (a)	175,657	10,950,457
TrueBlue, Inc. (a)	160,983	3,889,349
WageWorks, Inc. (a)	160,281	7,820,110
Willdan Group, Inc. (a)	38,682	1,529,099
		130,363,100
Road & Rail - 0.5%
ArcBest Corp.	104,200	3,184,352
Avis Budget Group, Inc. (a)	262,827	9,343,500
Covenant Transport Group, Inc. Class A (a)	49,152	959,939
Daseke, Inc. (a)	168,610	870,028
Heartland Express, Inc.	187,868	3,697,242
Hertz Global Holdings, Inc. (a)(b)	221,945	4,034,960
Marten Transport Ltd.	158,803	3,141,123
P.A.M. Transportation Services, Inc. (a)	8,408	420,568
Saia, Inc. (a)	103,778	6,682,265
U.S. Xpress Enterprises, Inc.	90,398	609,283
U.S.A. Truck, Inc. (a)	31,878	453,943
Universal Logistics Holdings, Inc.	33,316	813,577
Werner Enterprises, Inc.	187,922	6,295,387
YRC Worldwide, Inc. (a)	132,350	901,304
		41,407,471
Trading Companies & Distributors - 1.2%
Aircastle Ltd.	218,662	4,355,747
Applied Industrial Technologies, Inc.	154,002	9,230,880
Beacon Roofing Supply, Inc. (a)	275,318	10,368,476
BlueLinx Corp. (a)(b)	35,359	909,433
BMC Stock Holdings, Inc. (a)	273,044	5,619,246
CAI International, Inc. (a)	68,575	1,702,717
DXP Enterprises, Inc. (a)	65,625	2,814,656
EVI Industries, Inc. (b)	15,425	563,013
GATX Corp. (b)	151,515	11,686,352
General Finance Corp. (a)	44,538	414,203
H&E Equipment Services, Inc.	128,880	3,919,241
Herc Holdings, Inc. (a)	96,430	4,644,069
Kaman Corp.	111,280	6,889,345
Lawson Products, Inc. (a)	26,682	876,237
MRC Global, Inc. (a)	340,619	5,902,927
Now, Inc. (a)(b)	436,718	6,384,817
Rush Enterprises, Inc.:
Class A	123,658	5,244,336
Class B	15,398	646,716
SiteOne Landscape Supply, Inc. (a)(b)	163,982	11,035,989
Systemax, Inc.	48,766	1,107,476
Textainer Group Holdings Ltd. (a)	108,138	1,037,043
Titan Machinery, Inc. (a)	75,163	1,292,804
Triton International Ltd.	207,824	6,847,801
Veritiv Corp. (a)	45,777	1,276,721
Willis Lease Finance Corp. (a)	12,019	597,585
		105,367,830

TOTAL INDUSTRIALS		1,275,015,346

INFORMATION TECHNOLOGY - 15.4%
Communications Equipment - 1.7%
Acacia Communications, Inc. (a)	110,886	6,418,082
ADTRAN, Inc.	194,414	3,332,256
Aerohive Networks, Inc. (a)	132,914	449,249
Applied Optoelectronics, Inc. (a)(b)	75,286	942,581
CalAmp Corp. (a)	131,937	1,927,600
Calix Networks, Inc. (a)	177,960	1,219,026
Ciena Corp. (a)	578,080	22,175,149
Clearfield, Inc. (a)	44,774	659,969
Comtech Telecommunications Corp.	95,062	2,236,809
Dasan Zhone Solutions, Inc. (a)	23,534	269,700
Digi International, Inc. (a)	111,185	1,430,951
Extreme Networks, Inc. (a)	468,939	3,751,512
Finisar Corp. (a)	473,176	11,408,273
Harmonic, Inc. (a)(b)	349,283	1,976,942
Infinera Corp. (a)(b)	613,499	2,662,586
InterDigital, Inc.	135,509	8,860,934
KVH Industries, Inc. (a)	64,396	631,081
Lumentum Holdings, Inc. (a)	306,942	19,021,196
Maxar Technologies, Inc. (b)	223,785	1,103,260
NETGEAR, Inc. (a)	125,564	3,896,251
NetScout Systems, Inc. (a)	302,919	8,905,819
Plantronics, Inc.	134,104	6,903,674
Quantenna Communications, Inc. (a)	136,699	3,328,621
Sonus Networks, Inc. (a)	215,089	1,152,877
ViaSat, Inc. (a)(b)	223,202	20,271,206
Viavi Solutions, Inc. (a)	917,890	12,207,937
		147,143,541
Electronic Equipment & Components - 2.7%
Anixter International, Inc. (a)	119,143	7,490,520
Arlo Technologies, Inc.	291,667	1,157,918
AVX Corp.	189,018	3,082,884
Badger Meter, Inc.	115,288	6,396,178
Bel Fuse, Inc. Class B (non-vtg.)	39,679	940,392
Belden, Inc.	163,119	9,061,260
Benchmark Electronics, Inc.	177,570	4,799,717
Cardtronics PLC (a)	160,611	5,743,449
Casa Systems, Inc. (a)	102,137	979,494
Control4 Corp. (a)	106,244	1,849,708
CTS Corp.	132,672	3,973,526
Daktronics, Inc.	142,455	1,079,809
ePlus, Inc. (a)	54,130	5,103,918
Fabrinet (a)	145,921	8,831,139
FARO Technologies, Inc. (a)	68,645	3,861,281
Fitbit, Inc. (a)(b)	865,750	4,571,160
II-VI, Inc. (a)(b)	253,712	10,107,886
Insight Enterprises, Inc. (a)	141,783	8,022,082
Iteris, Inc. (a)	99,359	431,218
Itron, Inc. (a)	137,138	7,358,825
KEMET Corp.	228,596	4,085,011
Kimball Electronics, Inc. (a)	98,220	1,486,069
Knowles Corp. (a)	353,271	6,669,756
Maxwell Technologies, Inc. (a)(b)	166,643	731,563
Mesa Laboratories, Inc.	13,586	3,215,670
Methode Electronics, Inc. Class A	144,069	4,251,476
MTS Systems Corp.	72,198	3,969,446
Napco Security Technolgies, Inc. (a)	47,239	1,170,582
Novanta, Inc. (a)	132,356	11,517,619
OSI Systems, Inc. (a)	67,945	6,123,883
Par Technology Corp. (a)(b)	45,626	1,081,792
Park Electrochemical Corp.	76,105	1,251,927
PC Connection, Inc.	46,185	1,716,235
Plexus Corp. (a)	123,814	7,451,127
Rogers Corp. (a)	74,253	12,438,863
Sanmina Corp. (a)	273,168	9,265,859
ScanSource, Inc. (a)	100,869	3,797,718
SYNNEX Corp.	167,548	18,075,078
Tech Data Corp. (a)	150,084	16,000,455
TTM Technologies, Inc. (a)(b)	379,747	5,027,850
Vishay Intertechnology, Inc.	535,139	10,601,104
Vishay Precision Group, Inc. (a)	41,945	1,588,457
		226,359,904
IT Services - 2.1%
Brightcove, Inc. (a)	143,926	1,443,578
CACI International, Inc. Class A (a)	98,817	19,263,386
Carbonite, Inc. (a)	129,488	3,176,341
Cass Information Systems, Inc.	58,243	2,873,127
CSG Systems International, Inc.	132,212	5,903,266
Endurance International Group Holdings, Inc. (a)	278,217	1,538,540
Everi Holdings, Inc. (a)	270,054	2,778,856
EVERTEC, Inc.	246,621	7,721,704
EVO Payments, Inc. Class A (b)	100,739	2,992,956
Exela Technologies, Inc. (a)	185,709	610,983
ExlService Holdings, Inc. (a)	134,414	7,984,192
GTT Communications, Inc. (a)(b)	171,520	7,195,264
Hackett Group, Inc.	95,686	1,468,780
i3 Verticals, Inc. Class A	36,920	891,249
Information Services Group, Inc. (a)	133,884	476,627
Internap Network Services Corp. (a)(b)	96,630	380,722
Limelight Networks, Inc. (a)	444,614	1,320,504
Liveramp Holdings, Inc. (a)	273,593	15,958,680
ManTech International Corp. Class A	106,867	6,624,685
Maximus, Inc.	256,646	18,901,978
MoneyGram International, Inc. (a)	119,130	394,320
NIC, Inc.	259,391	4,477,089
Perficient, Inc. (a)	130,926	3,854,461
Perspecta, Inc.	572,743	13,218,908
PFSweb, Inc. (a)	59,544	275,093
Presidio, Inc.	162,274	2,437,355
PRG-Schultz International, Inc. (a)	81,436	653,117
Science Applications International Corp.	203,468	15,249,927
ServiceSource International, Inc. (a)	300,286	318,303
Sykes Enterprises, Inc. (a)	158,445	4,396,849
Travelport Worldwide Ltd.	502,093	7,872,818
Ttec Holdings, Inc.	57,952	2,112,930
Tucows, Inc. (a)(b)	38,701	3,413,041
Unisys Corp. (a)(b)	203,946	2,286,235
Virtusa Corp. (a)	115,248	6,402,026
		176,867,890
Semiconductors & Semiconductor Equipment - 2.7%
ACM Research, Inc. (a)	33,626	579,376
Adesto Technologies Corp. (a)(b)	98,546	627,738
Advanced Energy Industries, Inc. (a)	154,666	8,933,508
Alpha & Omega Semiconductor Ltd. (a)	79,151	981,472
Ambarella, Inc. (a)(b)	125,214	6,275,726
Amkor Technology, Inc. (a)	409,323	3,708,466
Aquantia Corp. (a)	88,982	846,219
Axcelis Technologies, Inc. (a)	131,421	2,797,953
AXT, Inc. (a)	151,187	861,766
Brooks Automation, Inc.	280,458	10,519,980
Cabot Microelectronics Corp.	114,423	14,445,904
Ceva, Inc. (a)	88,397	2,226,720
Cirrus Logic, Inc. (a)	239,732	11,406,449
Cohu, Inc.	160,188	2,375,588
Cree, Inc. (a)(b)	416,841	27,549,022
Diodes, Inc. (a)	162,126	5,904,629
Entegris, Inc.	572,034	23,373,309
FormFactor, Inc. (a)	298,871	5,663,605
Ichor Holdings Ltd. (a)(b)	89,226	2,246,711
Impinj, Inc. (a)(b)	65,073	1,904,687
Inphi Corp. (a)(b)	175,314	8,004,837
Kopin Corp. (a)(b)	235,318	294,148
Lattice Semiconductor Corp. (a)	473,881	6,136,759
MACOM Technology Solutions Holdings, Inc. (a)(b)	185,517	2,576,831
MaxLinear, Inc. Class A (a)	255,441	6,873,917
Nanometrics, Inc. (a)	92,097	2,743,570
NeoPhotonics Corp. (a)	141,610	967,196
NVE Corp.	19,125	1,832,366
PDF Solutions, Inc. (a)	110,916	1,439,690
Photronics, Inc. (a)	262,642	2,453,076
Power Integrations, Inc.	115,764	9,147,671
Rambus, Inc. (a)	426,511	4,887,816
Rudolph Technologies, Inc. (a)	126,744	3,065,937
Semtech Corp. (a)	262,572	14,144,754
Silicon Laboratories, Inc. (a)	172,775	18,600,957
SMART Global Holdings, Inc. (a)(b)	51,959	1,129,589
SunPower Corp. (a)(b)	251,489	1,815,751
Synaptics, Inc. (a)(b)	140,049	5,275,646
Ultra Clean Holdings, Inc. (a)(b)	153,581	1,838,365
Veeco Instruments, Inc. (a)	193,704	2,359,315
Xperi Corp.	195,229	4,851,441
		233,668,460
Software - 5.9%
8x8, Inc. (a)(b)	379,352	9,074,100
A10 Networks, Inc. (a)	206,674	1,335,114
ACI Worldwide, Inc. (a)	462,395	16,424,270
Agilysys, Inc. (a)	61,841	1,183,018
Alarm.com Holdings, Inc. (a)	126,213	8,945,977
Altair Engineering, Inc. Class A (a)	101,048	3,985,333
Alteryx, Inc. Class A (a)(b)	118,219	10,478,932
Amber Road, Inc. (a)	96,295	870,507
American Software, Inc. Class A	112,509	1,456,992
Anaplan, Inc.	71,857	2,829,010
AppFolio, Inc. (a)	63,295	6,146,577
Asure Software, Inc. (a)(b)	49,227	342,620
Avalara, Inc.	111,792	6,581,195
Avaya Holdings Corp. (a)	422,602	8,063,246
Benefitfocus, Inc. (a)(b)	113,879	4,638,292
Blackbaud, Inc.	194,371	15,411,677
BlackLine, Inc. (a)(b)	148,642	7,592,633
Bottomline Technologies, Inc. (a)	170,771	8,635,889
Box, Inc. Class A (a)	508,689	10,489,167
Carbon Black, Inc.	155,995	2,143,371
Cardlytics, Inc. (a)(b)	23,935	373,386
ChannelAdvisor Corp. (a)	103,676	1,218,193
Cision Ltd. (a)	271,202	3,270,696
Cloudera, Inc. (a)(b)	810,542	9,021,332
CommVault Systems, Inc. (a)	160,860	8,461,236
Cornerstone OnDemand, Inc. (a)	219,187	11,978,570
Coupa Software, Inc. (a)(b)	225,403	23,290,892
Digimarc Corp. (a)(b)	45,170	1,345,614
Domo, Inc. Class B (b)	66,699	2,555,239
Ebix, Inc. (b)	97,254	4,909,382
eGain Communications Corp. (a)	72,237	721,648
Envestnet, Inc. (a)	180,111	12,786,080
Everbridge, Inc. (a)	118,094	8,725,966
Five9, Inc. (a)	231,649	12,293,612
Forescout Technologies, Inc. (a)	124,658	5,240,622
HubSpot, Inc. (a)	149,345	27,552,659
Innovate Biopharmaceuticals, Inc. (a)(b)	81,411	131,072
Instructure, Inc. (a)(b)	128,510	5,536,211
j2 Global, Inc. (b)	188,228	16,492,537
LivePerson, Inc. (a)	238,842	7,005,236
Majesco (a)	25,212	196,654
MicroStrategy, Inc. Class A (a)	34,756	5,202,973
Mitek Systems, Inc. (a)	134,324	1,598,456
MobileIron, Inc. (a)	304,247	1,804,185
Model N, Inc. (a)	103,723	1,923,024
Monotype Imaging Holdings, Inc.	164,684	2,839,152
New Relic, Inc. (a)	181,927	19,145,997
Onespan, Inc. (a)	128,063	2,374,288
Park City Group, Inc. (a)(b)	51,387	397,222
Paylocity Holding Corp. (a)	116,906	11,287,274
Progress Software Corp.	180,165	8,217,326
PROS Holdings, Inc. (a)	128,225	6,570,249
Q2 Holdings, Inc. (a)	150,925	11,382,764
QAD, Inc. Class A	42,250	1,980,258
Qualys, Inc. (a)	137,486	12,409,486
Rapid7, Inc. (a)	149,469	8,122,145
Rimini Street, Inc. (a)	40,867	207,604
SailPoint Technologies Holding, Inc. (a)	282,277	7,977,148
SecureWorks Corp. (a)(b)	35,504	689,488
ShotSpotter, Inc. (a)(b)	29,154	1,536,416
SPS Commerce, Inc. (a)	69,416	7,201,216
SurveyMonkey	70,261	1,257,672
Telaria, Inc. (a)	173,013	1,247,424
TeleNav, Inc. (a)	127,394	793,665
Tenable Holdings, Inc. (b)	119,731	4,298,343
The Trade Desk, Inc. (a)(b)	134,463	29,780,865
TiVo Corp.	489,056	4,582,455
Upland Software, Inc. (a)	64,102	2,980,102
Upwork, Inc.	50,695	1,013,393
Varonis Systems, Inc. (a)	114,108	8,118,784
Verint Systems, Inc. (a)	260,153	15,710,640
Veritone, Inc. (a)(b)	33,751	208,919
VirnetX Holding Corp. (a)(b)	234,704	1,497,412
Workiva, Inc. (a)	117,517	6,244,853
Yext, Inc. (a)	344,673	7,551,785
Zix Corp. (a)	210,669	1,716,952
Zscaler, Inc. (a)(b)	245,374	16,761,498
		506,366,190
Technology Hardware, Storage & Peripherals - 0.3%
3D Systems Corp. (a)(b)	440,897	4,691,144
Avid Technology, Inc. (a)	109,081	829,016
Cray, Inc. (a)	163,602	4,296,189
Diebold Nixdorf, Inc. (a)(b)	308,496	3,112,725
Eastman Kodak Co. (a)(b)	67,072	164,997
Electronics for Imaging, Inc. (a)	176,609	6,568,089
Immersion Corp. (a)	102,397	967,652
Stratasys Ltd. (a)(b)	204,949	4,765,064
U.S.A. Technologies, Inc. (a)(b)	225,388	1,277,950
		26,672,826

TOTAL INFORMATION TECHNOLOGY		1,317,078,811

MATERIALS - 3.7%
Chemicals - 1.8%
A. Schulman, Inc. rights (a)(c)	74,621	32,311
Advanced Emissions Solutions, Inc. (b)	73,669	832,460
AdvanSix, Inc. (a)	120,549	3,644,196
AgroFresh Solutions, Inc. (a)(b)	125,175	399,308
American Vanguard Corp.	119,052	1,873,878
Amyris, Inc. (a)(b)	131,180	587,686
Balchem Corp.	129,319	13,127,172
Chase Corp.	29,532	2,766,262
Ferro Corp. (a)	336,159	6,007,161
Flotek Industries, Inc. (a)(b)	222,713	795,085
FutureFuel Corp.	104,615	1,536,794
H.B. Fuller Co.	203,770	9,978,617
Hawkins, Inc.	38,805	1,432,293
Ingevity Corp. (a)	171,064	19,674,071
Innophos Holdings, Inc.	78,829	2,537,506
Innospec, Inc.	97,755	8,291,579
Intrepid Potash, Inc. (a)	379,006	1,409,902
Koppers Holdings, Inc. (a)	81,702	2,184,711
Kraton Performance Polymers, Inc. (a)	124,421	4,083,497
Kronos Worldwide, Inc.	90,054	1,224,734
LSB Industries, Inc. (a)	86,544	506,282
Marrone Bio Innovations, Inc. (a)(b)	213,972	344,495
Minerals Technologies, Inc.	143,140	8,984,898
OMNOVA Solutions, Inc. (a)	173,804	1,286,150
PolyOne Corp.	320,329	8,853,894
PQ Group Holdings, Inc. (a)	148,557	2,348,686
Quaker Chemical Corp.	52,700	11,795,314
Rayonier Advanced Materials, Inc. (b)	205,513	3,049,813
Sensient Technologies Corp.	170,436	11,950,972
Stepan Co.	81,756	7,565,700
Trecora Resources (a)	81,587	762,838
Tredegar Corp.	105,981	1,909,778
Trinseo SA	172,791	7,766,955
Tronox Holdings PLC (b)	378,328	5,349,558
Valhi, Inc.	99,830	250,573
		155,145,129
Construction Materials - 0.2%
Forterra, Inc. (a)(b)	75,745	351,457
Foundation Building Materials, Inc. (a)	58,770	798,684
Summit Materials, Inc. (a)(b)	453,411	7,943,761
U.S. Concrete, Inc. (a)(b)	65,271	3,076,222
United States Lime & Minerals, Inc.	7,551	611,027
		12,781,151
Containers & Packaging - 0.1%
Greif, Inc.:
Class A	105,586	4,172,759
Class B	19,640	955,486
Myers Industries, Inc.	142,290	2,545,568
UFP Technologies, Inc. (a)	26,504	964,746
		8,638,559
Metals & Mining - 1.2%
AK Steel Holding Corp. (a)(b)	1,270,923	3,075,634
Allegheny Technologies, Inc. (a)(b)	505,596	12,599,452
Atkore International Group, Inc. (a)	157,557	3,901,111
Carpenter Technology Corp.	188,032	9,339,549
Century Aluminum Co. (a)	199,464	1,677,492
Cleveland-Cliffs, Inc. (b)	1,180,574	11,793,934
Coeur d'Alene Mines Corp. (a)	771,562	2,785,339
Commercial Metals Co.	469,426	8,116,376
Compass Minerals International, Inc.	137,243	7,876,376
Ferroglobe Representation & Warranty Insurance (a)(c)	73,951	1
Gold Resource Corp.	215,388	788,320
Haynes International, Inc.	49,829	1,609,975
Hecla Mining Co.	1,840,535	3,865,124
Kaiser Aluminum Corp.	64,734	6,369,826
Livent Corp.(b)	604,382	6,515,238
Materion Corp.	81,019	4,701,533
Olympic Steel, Inc.	36,290	588,624
Pan American Silver Corp. rights (a)(c)	1,046,441	10
Ryerson Holding Corp. (a)	63,572	549,898
Schnitzer Steel Industries, Inc. Class A	106,099	2,516,668
SunCoke Energy, Inc.	264,787	2,279,816
Synalloy Corp.	33,010	582,627
TimkenSteel Corp. (a)(b)	160,823	1,630,745
Universal Stainless & Alloy Products, Inc. (a)	33,277	478,856
Warrior Metropolitan Coal, Inc.	173,905	5,391,055
Worthington Industries, Inc.	164,385	6,596,770
		105,630,349
Paper & Forest Products - 0.4%
Boise Cascade Co.	156,615	4,336,669
Clearwater Paper Corp. (a)	64,140	1,293,704
Louisiana-Pacific Corp.	572,749	14,347,362
Neenah, Inc.	67,026	4,547,714
P.H. Glatfelter Co.	177,781	2,805,384
Schweitzer-Mauduit International, Inc.	124,989	4,445,859
Verso Corp. (a)	140,102	3,127,077
		34,903,769

TOTAL MATERIALS		317,098,957

REAL ESTATE - 7.3%
Equity Real Estate Investment Trusts (REITs) - 6.6%
Acadia Realty Trust (SBI)	326,956	9,233,237
Agree Realty Corp.	136,511	8,937,375
Alexander & Baldwin, Inc.	277,714	6,559,605
Alexanders, Inc.	8,589	3,260,642
American Assets Trust, Inc.	157,068	7,254,971
Americold Realty Trust (b)	635,298	20,335,889
Armada Hoffler Properties, Inc.	204,705	3,305,986
Ashford Hospitality Trust, Inc.	347,522	1,914,846
Bluerock Residential Growth (REIT), Inc.	96,370	1,080,308
Braemar Hotels & Resorts, Inc.	119,944	1,667,222
BRT Realty Trust	38,898	545,739
CareTrust (REIT), Inc.	339,921	8,243,084
CatchMark Timber Trust, Inc.	196,079	1,960,790
CBL & Associates Properties, Inc. (b)	675,754	682,512
Cedar Realty Trust, Inc.	355,057	1,090,025
Chatham Lodging Trust	187,563	3,693,115
Chesapeake Lodging Trust	240,730	6,860,805
City Office REIT, Inc.	159,577	1,851,093
Clipper Realty, Inc.	59,427	775,522
Community Healthcare Trust, Inc.	73,378	2,676,829
CorEnergy Infrastructure Trust, Inc. (b)	48,259	1,823,708
CorePoint Lodging, Inc.	170,513	2,131,413
Corrections Corp. of America	481,395	10,017,830
Cousins Properties, Inc.	1,693,279	16,204,680
DiamondRock Hospitality Co.	835,352	9,071,923
Easterly Government Properties, Inc.	243,270	4,378,860
EastGroup Properties, Inc.	141,829	16,215,310
Essential Properties Realty Trust, Inc.	147,742	3,055,305
Farmland Partners, Inc. (b)	123,082	807,418
First Industrial Realty Trust, Inc.	501,235	17,678,558
Four Corners Property Trust, Inc.	277,244	7,884,819
Franklin Street Properties Corp.	428,058	3,364,536
Front Yard Residential Corp. Class B	203,354	2,015,238
Getty Realty Corp.	133,857	4,340,983
Gladstone Commercial Corp.	117,278	2,550,797
Gladstone Land Corp.	58,512	741,347
Global Medical REIT, Inc.	91,750	935,850
Global Net Lease, Inc.	308,444	5,882,027
Government Properties Income Trust	48,752	1,323,129
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	241,444	6,419,996
Healthcare Realty Trust, Inc.	500,795	15,464,550
Hersha Hospitality Trust	143,638	2,667,358
Independence Realty Trust, Inc.	363,037	3,844,562
Industrial Logistics Properties Trust	262,738	5,215,349
InfraReit, Inc.	176,354	3,712,252
Investors Real Estate Trust	50,152	3,023,163
iStar Financial, Inc.	266,512	2,310,659
Jernigan Capital, Inc.	76,323	1,608,126
Kite Realty Group Trust	339,710	5,364,021
Lexington Corporate Properties Trust	857,130	7,774,169
LTC Properties, Inc.	160,205	7,218,837
Mack-Cali Realty Corp.	366,489	8,531,864
MedEquities Realty Trust, Inc.	117,743	1,261,028
Monmouth Real Estate Investment Corp. Class A	363,940	5,000,536
National Health Investors, Inc.	165,092	12,452,890
National Storage Affiliates Trust	231,017	6,759,557
New Senior Investment Group, Inc.	315,143	1,761,649
NexPoint Residential Trust, Inc.	77,665	2,911,661
NorthStar Realty Europe Corp.	181,242	3,231,545
One Liberty Properties, Inc.	62,535	1,769,741
Pebblebrook Hotel Trust	523,807	17,055,156
Pennsylvania Real Estate Investment Trust (SBI) (b)	274,223	1,650,822
Physicians Realty Trust	739,676	13,358,549
Piedmont Office Realty Trust, Inc. Class A	510,817	10,635,210
Potlatch Corp.	268,483	10,379,553
Preferred Apartment Communities, Inc. Class A	165,632	2,590,484
PS Business Parks, Inc.	80,528	12,370,711
QTS Realty Trust, Inc. Class A	206,652	9,371,668
Ramco-Gershenson Properties Trust (SBI)	325,451	3,947,721
Retail Opportunity Investments Corp.	454,389	7,974,527
Rexford Industrial Realty, Inc.	371,844	14,089,169
RLJ Lodging Trust	700,815	12,902,004
Ryman Hospitality Properties, Inc.	180,457	14,364,377
Sabra Health Care REIT, Inc.	718,634	14,056,481
Safety Income and Growth, Inc. (b)	32,266	814,071
Saul Centers, Inc.	48,870	2,607,215
Seritage Growth Properties (b)	132,917	5,926,769
Spirit MTA REIT	171,875	1,158,438
Stag Industrial, Inc.	394,027	11,340,097
Summit Hotel Properties, Inc.	421,508	4,893,708
Sunstone Hotel Investors, Inc.	919,242	13,237,085
Tanger Factory Outlet Centers, Inc.	372,927	6,735,062
Terreno Realty Corp.	242,819	10,841,868
The GEO Group, Inc.	486,463	9,738,989
TIER REIT, Inc.	217,088	6,152,274
UMH Properties, Inc.	141,329	1,985,672
Universal Health Realty Income Trust (SBI)	53,027	4,296,248
Urban Edge Properties	443,648	8,238,543
Urstadt Biddle Properties, Inc. Class A	120,798	2,649,100
Washington Prime Group, Inc. (b)	755,826	3,363,426
Washington REIT (SBI)	324,099	9,152,556
Whitestone REIT Class B	155,713	1,997,798
Xenia Hotels & Resorts, Inc. (b)	455,780	9,867,637
		570,399,827
Real Estate Management & Development - 0.7%
Altisource Portfolio Solutions SA (a)(b)	39,577	936,788
American Realty Investments, Inc. (a)	7,541	103,387
Boston Omaha Corp. (a)(b)	20,370	479,714
Colony NorthStar Credit Real Estate, Inc.	343,420	5,336,747
Consolidated-Tomoka Land Co.	15,004	930,248
Cushman & Wakefield PLC (b)	257,730	5,061,817
Forestar Group, Inc. (a)(b)	41,882	807,066
FRP Holdings, Inc. (a)	28,308	1,434,933
Griffin Industrial Realty, Inc.	3,369	123,002
HFF, Inc.	151,876	7,227,779
Kennedy-Wilson Holdings, Inc.	505,864	10,896,311
Legacy Housing Corp.	18,512	224,551
Marcus & Millichap, Inc. (a)	78,965	3,403,392
Maui Land & Pineapple, Inc. (a)	25,799	308,814
Newmark Group, Inc.	599,614	5,108,711
RE/MAX Holdings, Inc.	71,476	3,097,055
Redfin Corp. (a)(b)	320,663	6,631,311
Stratus Properties, Inc. (a)	22,534	603,461
Tejon Ranch Co. (a)	83,172	1,434,717
The St. Joe Co. (a)(b)	142,837	2,433,942
Transcontinental Realty Investors, Inc. (a)	6,215	201,988
Trinity Place Holdings, Inc. (a)	69,073	270,766
		57,056,500

TOTAL REAL ESTATE		627,456,327

UTILITIES - 3.6%
Electric Utilities - 1.2%
Allete, Inc.	207,842	16,928,731
El Paso Electric Co.	163,700	10,003,707
IDACORP, Inc.	202,934	20,094,525
MGE Energy, Inc.	141,932	9,621,570
Otter Tail Corp.	160,256	8,221,133
PNM Resources, Inc.	321,316	14,921,915
Portland General Electric Co.	359,606	18,810,990
Spark Energy, Inc. Class A, (b)	46,197	437,024
		99,039,595
Gas Utilities - 1.1%
Chesapeake Utilities Corp.	64,580	5,982,691
New Jersey Resources Corp.	351,429	17,599,564
Northwest Natural Holding Co.	115,691	7,738,571
ONE Gas, Inc.	209,729	18,565,211
RGC Resources, Inc.	28,501	789,478
South Jersey Industries, Inc.	373,586	11,999,582
Southwest Gas Holdings, Inc.	213,353	17,748,836
Spire, Inc.	197,658	16,640,827
		97,064,760
Independent Power and Renewable Electricity Producers - 0.3%
Atlantic Power Corp. (a)(b)	430,901	995,382
NRG Yield, Inc.:
Class A	109,193	1,678,296
Class C	327,658	5,199,932
Ormat Technologies, Inc.	160,347	9,357,851
Pattern Energy Group, Inc.	326,798	7,555,570
Terraform Power, Inc.	294,567	3,994,329
		28,781,360
Multi-Utilities - 0.5%
Avista Corp.	262,672	11,331,670
Black Hills Corp.	215,275	15,663,409
NorthWestern Energy Corp.	202,449	14,141,063
Unitil Corp.	59,435	3,382,446
		44,518,588
Water Utilities - 0.5%
American States Water Co.	148,188	10,546,540
AquaVenture Holdings Ltd. (a)(b)	44,851	872,352
Artesian Resources Corp. Class A	31,285	1,135,020
Cadiz, Inc. (a)(b)	88,664	907,919
California Water Service Group	194,960	9,824,034
Connecticut Water Service, Inc.	48,522	3,327,154
Consolidated Water Co., Inc.	58,996	746,889
Global Water Resources, Inc.	40,988	399,633
Middlesex Water Co.	64,519	3,741,457
Pure Cycle Corp. (a)	65,922	662,516
Select Energy Services, Inc. Class A (a)	183,576	2,114,796
SJW Corp.	96,223	5,971,599
York Water Co.	51,714	1,759,827
		42,009,736

TOTAL UTILITIES		311,414,039

TOTAL COMMON STOCKS
(Cost $7,645,378,595)		8,380,930,801

Money Market Funds - 16.4%
Fidelity Cash Central Fund, 2.49% (d)	127,820,105	127,845,669
Fidelity Securities Lending Cash Central Fund 2.49% (d)(e)	1,274,505,792	1,274,633,242
TOTAL MONEY MARKET FUNDS
(Cost $1,402,460,394)		1,402,478,911
TOTAL INVESTMENT IN SECURITIES - 114.2%
(Cost $9,047,838,989)		9,783,409,712
NET OTHER ASSETS (LIABILITIES) - (14.2)%		(1,218,839,023)
NET ASSETS - 100%		$8,564,570,689

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini Russell 2000 Index Contracts (United States)	2,202	June 2019	$175,521,420	$1,050,201	$1,050,201

The notional amount of futures purchased as a percentage of Net Assets is 2.0%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Level 3 security

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$881,716
Fidelity Securities Lending Cash Central Fund	8,911,491
Total	$9,793,207

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$269,706,981	$269,706,981	$--	$--
Consumer Discretionary	1,004,231,619	1,004,231,619	--	--
Consumer Staples	234,127,189	234,127,189	--	--
Energy	278,860,097	278,860,097	--	--
Financials	1,485,155,519	1,485,155,519	--	--
Health Care	1,260,785,916	1,260,712,284	--	73,632
Industrials	1,275,015,346	1,275,015,346	--	--
Information Technology	1,317,078,811	1,317,078,811	--	--
Materials	317,098,957	317,066,635	--	32,322
Real Estate	627,456,327	627,456,327	--	--
Utilities	311,414,039	311,414,039	--	--
Money Market Funds	1,402,478,911	1,402,478,911	--	--
Total Investments in Securities:	$9,783,409,712	$9,783,303,758	$--	$105,954
Derivative Instruments:
Assets
Futures Contracts	$1,050,201	$1,050,201	$--	$--
Total Assets	$1,050,201	$1,050,201	$--	$--
Total Derivative Instruments:	$1,050,201	$1,050,201	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of April 30, 2019. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$1,050,201	$0
Total Equity Risk	1,050,201	0
Total Value of Derivatives	$1,050,201	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

See accompanying notes which are an integral part of the financial statements.

Fidelity® Small Cap Index Fund

Financial Statements

Statement of Assets and Liabilities

		April 30, 2019
Assets
Investment in securities, at value (including securities loaned of $1,224,905,725) — See accompanying schedule: Unaffiliated issuers (cost $7,645,378,595)	$8,380,930,801
Fidelity Central Funds (cost $1,402,460,394)	1,402,478,911
Total Investment in Securities (cost $9,047,838,989)		$9,783,409,712
Segregated cash with brokers for derivative instruments		6,606,550
Receivable for investments sold		25,619
Receivable for fund shares sold		59,275,447
Dividends receivable		2,019,501
Distributions receivable from Fidelity Central Funds		912,389
Other receivables		24,386
Total assets		9,852,273,604
Liabilities
Payable to custodian bank	$25,621
Payable for fund shares redeemed	12,158,580
Accrued management fee	172,675
Payable for daily variation margin on futures contracts	744,726
Collateral on securities loaned	1,274,601,313
Total liabilities		1,287,702,915
Net Assets		$8,564,570,689
Net Assets consist of:
Paid in capital		$7,900,278,440
Total distributable earnings (loss)		664,292,249
Net Assets		$8,564,570,689
Net Asset Value and Maximum Offering Price
Net Asset Value, offering price and redemption price per share ($8,564,570,689 ÷ 419,316,766 shares)		$20.43

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended April 30, 2019
Investment Income
Dividends		$72,752,481
Non-Cash dividends		8,261,931
Interest		24,154
Income from Fidelity Central Funds (including $8,911,491 from security lending)		9,793,207
Total income		90,831,773
Expenses
Management fee	$1,765,823
Transfer agent fees	182,766
Independent trustees' fees and expenses	27,642
Interest	10,903
Commitment fees	16,689
Total expenses before reductions	2,003,823
Expense reductions	(3,188)
Total expenses after reductions		2,000,635
Net investment income (loss)		88,831,138
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	167,898,864
Fidelity Central Funds	3,714
Foreign currency transactions	(480)
Futures contracts	(1,885,643)
Total net realized gain (loss)		166,016,455
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	50,878,528
Fidelity Central Funds	(633)
Futures contracts	731,647
Total change in net unrealized appreciation (depreciation)		51,609,542
Net gain (loss)		217,625,997
Net increase (decrease) in net assets resulting from operations		$306,457,135

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended April 30, 2019	Year ended April 30, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$88,831,138	$52,131,405
Net realized gain (loss)	166,016,455	77,293,541
Change in net unrealized appreciation (depreciation)	51,609,542	280,484,455
Net increase (decrease) in net assets resulting from operations	306,457,135	409,909,401
Distributions to shareholders	(290,813,119)	–
Distributions to shareholders from net investment income	–	(43,702,279)
Distributions to shareholders from net realized gain	–	(96,778,631)
Total distributions	(290,813,119)	(140,480,910)
Share transactions - net increase (decrease)	4,115,619,318	1,047,569,036
Total increase (decrease) in net assets	4,131,263,334	1,316,997,527
Net Assets
Beginning of period	4,433,307,355	3,116,309,828
End of period	$8,564,570,689	$4,433,307,355
Other Information
Undistributed net investment income end of period		$13,989,032

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Small Cap Index Fund

Years ended April 30,	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$20.49	$19.03	$15.48	$17.07	$16.09
Income from Investment Operations
Net investment income (loss)A	.27	.28	.25	.24	.25
Net realized and unrealized gain (loss)	.60	1.93	3.72	(1.20)	1.33
Total from investment operations	.87	2.21	3.97	(.96)	1.58
Distributions from net investment income	(.23)	(.23)	(.23)	(.22)	(.21)
Distributions from net realized gain	(.70)	(.51)	(.19)	(.41)	(.39)
Total distributions	(.93)	(.75)B	(.42)	(.63)	(.60)
Redemption fees added to paid in capital A	–	–	–C	–C	–C
Net asset value, end of period	$20.43	$20.49	$19.03	$15.48	$17.07
Total ReturnD	4.74%	11.73%	25.90%	(5.69)%	9.94%
Ratios to Average Net AssetsE,F
Expenses before reductions	.03%	.04%	.05%	.15%	.15%
Expenses net of fee waivers, if any	.03%	.04%	.04%	.05%	.05%
Expenses net of all reductions	.03%	.04%	.04%	.05%	.05%
Net investment income (loss)	1.37%	1.38%	1.44%	1.56%	1.48%
Supplemental Data
Net assets, end of period (000 omitted)	$8,564,571	$353,568	$169,906	$116,939	$4,389
Portfolio turnover rateG	18%	14%H	11%	13%	14%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.75 per share is comprised of distributions from net investment income of $.233 and distributions from net realized gain of $.512 per share.

 C Amount represents less than $.005 per share.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 H Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended April 30, 2019

1. Organization.

Fidelity Mid Cap Index Fund and Fidelity Small Cap Index Fund (the Funds) are funds of Fidelity Salem Street Trust (the Trust) and are authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Effective after the close of business November 9, 2018, each Fund's publicly offered share classes were consolidated into a single share class. The surviving class is Fidelity Mid Cap Index Fund and Fidelity Small Cap Index Fund (formerly Institutional Premium class). All current fiscal period dollar and share amounts for the classes that closed, which are presented in the Notes to Financial Statements, are for the period May 1, 2018 through November 9, 2018.

2. Investments in Fidelity Central Funds.

The Funds invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but do not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, each Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Funds' Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of each Fund's investments to the Fair Value Committee (the Committee) established by each Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, each Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees each Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing each Fund's investments and ratifies the fair value determinations of the Committee.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2019 is included at the end of each Fund's Schedule of Investments.

Foreign Currency. The Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and for certain Funds include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Funds represent a return of capital or capital gain. The Funds determine the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of each Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of April 30, 2019, each Fund did not have any unrecognized tax benefits in the financial statements; nor is each Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Funds claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to future contracts, foreign currency transactions, passive foreign investment companies (PFIC), market discount, partnerships, and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Fidelity Mid Cap Index Fund	$8,561,743,231	$1,897,371,593	$(463,372,381)	$1,433,999,212
Fidelity Small Cap Index Fund	9,149,147,367	1,491,163,976	(856,901,631)	634,262,345

The tax-based components of distributable earnings as of period end were as follows for each Fund:

	Undistributed ordinary income	Net unrealized appreciation (depreciation) on securities and other investments
Fidelity Mid Cap Index Fund	$33,817,608	$1,433,999,212
Fidelity Small Cap Index Fund	30,029,902	634,262,345

The tax character of distributions paid was as follows:

April 30, 2019
	Ordinary Income	Long-term Capital Gains	Total
Fidelity Mid Cap Index Fund	$128,770,058	$29,994,101	$158,764,159
Fidelity Small Cap Index Fund	99,068,466	191,744,653	290,813,119

April 30, 2018
	Ordinary Income	Long-term Capital Gains	Total
Fidelity Mid Cap Index Fund	$89,554,529	$39,103,679	$128,658,208
Fidelity Small Cap Index Fund	69,742,376	70,738,535	140,480,911

New Rule Issuance. During August 2018, the U.S. Securities and Exchange Commission issued Final Rule Release No. 33-10532, Disclosure Update and Simplification. This Final Rule includes amendments specific to registered investment companies that are intended to eliminate overlap in disclosure requirements between Regulation S-X and GAAP. In accordance with these amendments, certain line-items in the Funds' financial statements have been combined or removed for the current period as outlined in the table below.

Financial Statement	Current Line-Item Presentation (As Applicable)	Prior Line-Item Presentation (As Applicable)
Statement of Assets and Liabilities	Total distributable earnings (loss)	Undistributed/Distributions in excess of/Accumulated net investment income (loss) Accumulated/Undistributed net realized gain (loss) Net unrealized appreciation (depreciation)
Statement of Changes in Net Assets	N/A - removed	Undistributed/Distributions in excess of/Accumulated net investment income (loss) end of period
Statement of Changes in Net Assets	Distributions to shareholders	Distributions to shareholders from net investment income Distributions to shareholders from net realized gain
Distributions to Shareholders Note to Financial Statements	Distributions to shareholders	Distributions to shareholders from net investment income Distributions to shareholders from net realized gain

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Funds' investment objective allows the Funds to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Funds used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Funds may not achieve their objectives.

The Funds' use of derivatives increased or decreased their exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Funds will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Funds. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Funds used futures contracts to manage their exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Mid Cap Index Fund	3,993,567,715	855,677,543
Fidelity Small Cap Index Fund	5,202,165,822	1,193,632,049

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. Effective August 1, 2018, the Board approved an amendment to the management contract to reduce the management fee to an annual rate of .025% of each Fund's average net assets. Prior to August 1, 2018, the management fee was based on an annual rate of .035% of each Fund's average net assets. Under the management contract, the investment adviser pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense, including commitment fees. For the reporting period, the total annualized management fee rate was .03% and .03% of Fidelity Mid Cap Index Fund and Fidelity Small Cap Index Fund's average net assets, respectively.

Effective August 1, 2018, the Board also approved an amendment to the expense contract. Under the expense contract, the investment adviser pays class-level expenses as necessary so that the total expenses do not exceed certain amounts of each class' average net assets on an annual basis with certain exceptions, as noted in the following table:

	Investor Class	Premium Class	Institutional Class	Index Fund Class
Fidelity Mid Cap Index Fund	.025%	.025%	.025%	.025%
Fidelity Small Cap Index Fund	.025%	.025%	.025%	.025%

Prior to August 1, 2018, the investment adviser paid class-level expenses as necessary so that the total expenses did not exceed certain amounts as noted in the following table:

	Investor Class	Premium Class	Institutional Class	Index Fund Class
Fidelity Mid Cap Index Fund	.17%	.05%	.04%	.035%
Fidelity Small Cap Index Fund	.17%	.05%	.04%	.035%

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Funds. Geode provides discretionary investment advisory services to the Funds and is paid by the investment adviser for providing these services.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Funds. FIIOC receives transfer agent fees at an annual rate of .21%, .11%, .035% and .015% of class-level average net assets for each Fund's Investor Class, Premium Class, Institutional Class and Index Fund Class, respectively. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Effective August 1, 2018, under the amended expense contract, each Investor Class, Premium Class, Institutional Class and Index Fund Class do not pay transfer agent fees. Prior to August 1, 2018, under the expense contract, each Investor Class, Premium Class and Institutional Class paid a portion of the transfer agent fees at an annual rate of .135%, .015% and .005% of class-level average net assets, respectively, and Index Fund Class did not pay a transfer agent fee.

For the period, the total transfer agent fees paid by each applicable class were as follows:

	Amount	% of Class-Level Average Net Assets
Fidelity Mid Cap Index Fund
Investor Class	$25,749.03
Premium Class	141,892	–(a)
Institutional Class	25,597	–(a)
	$193,238
Fidelity Small Cap Index Fund	$35,094.03
Investor Class	134,139	–(a)
Premium Class	13,533	–(a)
Institutional Class	$182,766

 (a) Amount represents less than .005%.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Funds, along with other registered investment companies having management contracts with Fidelity Management & Research Company (FMR) or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Each applicable fund's activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity Mid Cap Index Fund	Borrower	$81,715,500	2.17%	$19,740
Fidelity Small Cap Index Fund	Borrower	$26,623,000	2.46%	$10,903

Interfund Trades. The Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Prior Fiscal Year Redemptions In-Kind. During the prior period, 1,400,887 shares of Fidelity Mid Cap Index Fund held by an affiliated entity were redeemed in-kind for investments and cash with a value of $29,194,489. The Fund had a net realized gain of $14,766,993 on investments delivered through in-kind redemptions. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets as well as the Notes to Financial Statements. The Fund recognized no gain or loss for federal income tax purposes.

Prior Fiscal Year Redemptions In-Kind. During the prior period, 1,145,154 shares of Fidelity Small Cap Index Fund held by an affiliated entity were redeemed in-kind for investments and cash with a value of $23,567,263. The Fund had a net realized gain of $13,050,414 on investments delivered through in-kind redemptions. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets as well as the Notes to Financial Statements. The Fund recognized no gain or loss for federal income tax purposes.

7. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Commitment fees on the Statement of Operations, and are as follows:

Fidelity Mid Cap Index Fund	$18,968
Fidelity Small Cap Index Fund	16,689

During the period, the Funds did not borrow on this line of credit.

8. Security Lending.

Certain Funds lend portfolio securities through a lending agent from time to time in order to earn additional income. On the settlement date of the loan, each applicable Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. The Funds or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Funds may apply collateral received from the borrower against the obligation. The Funds may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on each applicable Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented on each applicable Fund's Statement of Operations as a component of income from Fidelity Central Funds. FCM security lending activity was as follows:

	Security Lending Income From Securities Loaned to FCM	Value of Securities Loaned to FCM at Period End
Fidelity Mid Cap Index Fund	$11,858	$–
Fidelity Small Cap Index Fund	$564,778	$11,809,935

9. Expense Reductions.

Through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. All of the applicable expense reductions are noted in the table below.

Expense reduction
Fidelity Mid Cap Index Fund	$1,325
Fidelity Small Cap Index Fund	3,188

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Year ended April 30, 2019	Year ended April 30, 2018
Fidelity Mid Cap Index Fund
Distributions to shareholders
Investor Class	$509,563	$ -
Premium Class	27,258,985	–
Institutional Class	14,971,406	–
Fidelity Mid Cap Index Fund	116,024,205	–
Total	$158,764,159	$–
From net investment income
Investor Class	$–	$867,595
Premium Class	–	41,833,500
Institutional Class	–	17,876,472
Fidelity Mid Cap Index Fund	–	5,727,692
Total	$–	$66,305,259
From net realized gain
Investor Class	$–	$883,805
Premium Class	–	39,067,531
Institutional Class	–	16,937,157
Fidelity Mid Cap Index Fund	–	5,464,455
Total	$–	$62,352,948
Fidelity Small Cap Index Fund
Distributions to shareholders
Investor Class	$827,727	$–
Premium Class	21,076,778	–
Institutional Class	6,517,784	–
Fidelity Small Cap Index Fund	262,390,830	–
Total	$290,813,119	$–
From net investment income
Investor Class	$–	$488,345
Premium Class	–	30,303,452
Institutional Class	–	10,899,677
Fidelity Small Cap Index Fund	–	2,010,805
Total	$–	$43,702,279
From net realized gain
Investor Class	$–	$1,212,949
Premium Class	–	67,339,012
Institutional Class	–	23,802,612
Fidelity Small Cap Index Fund	–	4,424,058
Total	$–	$96,778,631

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Year ended April 30, 2019	Year ended April 30, 2018	Year ended April 30, 2019	Year ended April 30, 2018
Fidelity Mid Cap Index Fund
Investor Class
Shares sold	1,415,951	3,656,244	$30,593,918	$74,130,616
Reinvestment of distributions	22,477	82,153	487,986	1,679,321
Shares redeemed	(4,877,518)	(3,676,745)	(103,063,527)	(74,765,809)
Net increase (decrease)	(3,439,090)	61,652	$(71,981,623)	$1,044,128
Premium Class
Shares sold	39,635,020	77,778,279	$861,339,889	$1,589,895,631
Reinvestment of distributions	1,211,112	3,812,463	26,317,465	78,097,362
Shares redeemed	(211,177,744)	(48,561,265)	(4,524,773,468)	(994,294,359)
Net increase (decrease)	(170,331,612)	33,029,477	$(3,637,116,114)	$673,698,634
Institutional Class
Shares sold	33,782,432	62,968,632	$736,852,357	$1,291,323,119
Reinvestment of distributions	661,370	1,594,337	14,378,201	32,820,444
Shares redeemed	(124,457,627)	(13,110,964)(a)	(2,628,735,786)	(272,005,587)(a)
Net increase (decrease)	(90,013,825)	51,452,005	$(1,877,505,228)	$1,052,137,976
Fidelity Mid Cap Index Fund
Shares sold	467,292,728	19,873,876	$9,828,209,701	$394,640,085
Reinvestment of distributions	5,715,154	542,229	111,270,694	11,191,952
Shares redeemed	(61,139,095)	(11,460,795)	(1,266,853,627)	(237,935,810)
Net increase (decrease)	411,868,787	8,955,310	$8,672,626,768	$167,896,227
Fidelity Small Cap Index Fund
Investor Class
Shares sold	14,271,528	3,990,677	$316,523,201	$79,354,980
Reinvestment of distributions	35,872	82,763	792,763	1,647,882
Shares redeemed	(17,004,666)	(3,543,791)	(360,915,167)	(70,490,715)
Net increase (decrease)	(2,697,266)	529,649	$(43,599,203)	$10,512,147
Premium Class
Shares sold	58,076,683	78,304,861	$1,284,593,169	$1,564,139,117
Reinvestment of distributions	920,492	4,707,517	20,361,287	93,834,009
Shares redeemed	(212,344,172)	(46,716,083)(a)	(4,493,116,136)	(930,528,469)(a)
Net increase (decrease)	(153,346,997)	36,296,295	$(3,188,161,680)	$727,444,657
Institutional Class
Shares sold	23,785,274	33,629,988	$525,644,806	$667,248,688
Reinvestment of distributions	287,884	1,711,830	6,370,885	34,201,393
Shares redeemed	(67,163,430)	(27,870,798)	(1,402,563,634)	(561,653,429)
Net increase (decrease)	(43,090,272)	7,471,020	$(870,547,943)	$139,796,652
Fidelity Small Cap Index Fund
Shares sold	466,513,661	11,122,045	$9,492,114,830	$225,520,792
Reinvestment of distributions	14,113,254	323,337	255,226,696	6,434,584
Shares redeemed	(78,565,140)	(3,117,631)	(1,529,413,382)	(62,139,796)
Net increase (decrease)	402,061,775	8,327,751	$8,217,928,144	$169,815,580

 (a) Amount includes in-kind redemptions (see the Prior Redemptions In-Kind note for additional details).

12. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Fidelity Salem Street Trust and the Shareholders of Fidelity Mid Cap Index Fund and Fidelity Small Cap Index Fund:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statements of assets and liabilities of Fidelity Mid Cap Index Fund and Fidelity Small Cap Index Fund (the "Funds"), each a fund of Fidelity Salem Street Trust, including the schedules of investments, as of April 30, 2019, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Funds as of April 30, 2019, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on the Funds' financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of April 30, 2019, by correspondence with the custodians and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Boston, Massachusetts

June 12, 2019

We have served as the auditor of one or more of the Fidelity investment companies since 1999.

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, oversee management of the risks associated with such activities and contractual arrangements, and review each fund's performance.  Except for Jonathan Chiel, each of the Trustees oversees 264 funds. Mr. Chiel oversees 158 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the funds is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Each fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing each fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the funds, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the funds. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Arthur E. Johnson serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The funds' Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's high income and other equity funds. The asset allocation funds may invest in Fidelity® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, each fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the funds' activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the funds' business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the funds are carried out by or through FMR, its affiliates, and other service providers, the funds' exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the funds' activities, oversight is exercised primarily through the Operations and Audit Committees.  In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  Appropriate personnel, including but not limited to the funds' Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the funds' Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Jonathan Chiel (1957)

Year of Election or Appointment: 2016

Trustee

Mr. Chiel also serves as Trustee of other Fidelity® funds. Mr. Chiel is Executive Vice President and General Counsel for FMR LLC (diversified financial services company, 2012-present). Previously, Mr. Chiel served as general counsel (2004-2012) and senior vice president and deputy general counsel (2000-2004) for John Hancock Financial Services; a partner with Choate, Hall & Stewart (1996-2000) (law firm); and an Assistant United States Attorney for the United States Attorney’s Office of the District of Massachusetts (1986-95), including Chief of the Criminal Division (1993-1995). Mr. Chiel is a director on the boards of the Boston Bar Foundation and the Maimonides School.

Abigail P. Johnson (1961)

Year of Election or Appointment: 2009

Trustee

Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity® funds. Ms. Johnson serves as Chairman (2016-present), Chief Executive Officer (2014-present), and Director (2007-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-present) and Chairman and Director of FMR (investment adviser firm, 2011-present). Previously, Ms. Johnson served as Vice Chairman (2007-2016) and President (2013-2016) of FMR LLC, President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity® funds (2001-2005), and managed a number of Fidelity® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

Jennifer Toolin McAuliffe (1959)

Year of Election or Appointment: 2016

Trustee

Ms. McAuliffe also serves as Trustee of other Fidelity® funds. Ms. McAuliffe previously served as a Member of the Advisory Board of certain Fidelity® funds (2016) and as Co-Head of Fixed Income of Fidelity Investments Limited (now known as FIL Limited (FIL)) (diversified financial services company). Earlier roles at FIL included Director of Research for FIL’s credit and quantitative teams in London, Hong Kong and Tokyo. Ms. McAuliffe also was the Director of Research for taxable and municipal bonds at Fidelity Investments Money Management, Inc. Ms. McAuliffe is also a director or trustee of several not-for-profit entities.

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trusts or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for each fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Elizabeth S. Acton (1951)

Year of Election or Appointment: 2013

Trustee

Ms. Acton also serves as Trustee of other Fidelity® funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present). Previously, Ms. Acton served as a Member of the Advisory Board of certain Fidelity® funds (2013-2016).

Ann E. Dunwoody (1953)

Year of Election or Appointment: 2018

Trustee

General Dunwoody also serves as Trustee of other Fidelity® funds. General Dunwoody (United States Army, Retired) was the first woman in U.S. military history to achieve the rank of four-star general and prior to her retirement in 2012 held a variety of positions within the U.S. Army, including Commanding General, U.S. Army Material Command (2008-2012). She is the President of First to Four LLC (leadership and mentoring services, 2012-present). She also serves as a member of the Board of Directors and Nominating and Corporate Governance Committee of L3 Technologies, Inc. (communication, electronic, sensor, and aerospace systems, 2013-present), Board of Directors and Nomination and Corporate Governance Committees of Kforce Inc. (professional staffing services, 2016-present) and Board of Directors of Automattic Inc. (software engineering, 2018-present). Previously, General Dunwoody served as a Member of the Advisory Board of certain Fidelity® funds (2018), a member of the Board of Directors and Audit and Sustainability and Corporate Responsibility Committees of Republic Services, Inc. (waste collection, disposal and recycling, 2013-2016). Ms. Dunwoody also serves on several boards for non-profit organizations, including as a member of the Board of Directors, Chair of the Nomination and Governance Committee and member of the Audit Committee of Logistics Management Institute (consulting non-profit, 2012-present), a member of the Board of Directors of the Army Historical Foundation (2015-present), a member of the Council of Trustees for the Association of the United States Army (advocacy non-profit, 2013-present) and a member of the Board of Trustees of Florida Institute of Technology (2015-present) and ThanksUSA (military family education non-profit, 2014-present).

John Engler (1948)

Year of Election or Appointment: 2014

Trustee

Mr. Engler also serves as Trustee of other Fidelity® funds. He serves on the board of directors for Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-present) and K12 Inc. (technology-based education company, 2012-present). Previously, Mr. Engler served as interim president of Michigan State University (2018-2019), a Member of the Advisory Board of certain Fidelity® funds (2014-2016), president of the Business Roundtable (2011-2017), a trustee of The Munder Funds (2003-2014), president and CEO of the National Association of Manufacturers (2004-2011), member of the Board of Trustees of the Annie E. Casey Foundation (2004-2015), and as governor of Michigan (1991-2003). He is a past chairman of the National Governors Association.

Robert F. Gartland (1951)

Year of Election or Appointment: 2010

Trustee

Mr. Gartland also serves as Trustee of other Fidelity® funds. Mr. Gartland is Chairman and an investor in Gartland & Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007), including Managing Director (1987-2007), and Chase Manhattan Bank (1975-1978).

Arthur E. Johnson (1947)

Year of Election or Appointment: 2008

Trustee

Chairman of the Independent Trustees

Mr. Johnson also serves as Trustee of other Fidelity® funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation plc (diversified power management, 2009-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). Mr. Johnson previously served as Vice Chairman (2015-2018) of the Independent Trustees of certain Fidelity® funds and on the Board of Directors of IKON Office Solutions, Inc. (1999-2008), AGL Resources, Inc. (holding company, 2002-2016), and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)

Year of Election or Appointment: 2009

Trustee

Vice Chairman of the Independent Trustees

Mr. Kenneally also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

Marie L. Knowles (1946)

Year of Election or Appointment: 2001

Trustee

Ms. Knowles also serves as Trustee of other Fidelity® funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company (pipeline and tanker operations). Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Santa Catalina Island Company (real estate, 2009-present). Ms. Knowles is a Member of the Investment Company Institute Board of Governors and a Member of the Governing Council of the Independent Directors Council (2014-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002). Ms. Knowles previously served as Chairman (2015-2018) and Vice Chairman (2012-2015) of the Independent Trustees of certain Fidelity® funds.

Mark A. Murray (1954)

Year of Election or Appointment: 2016

Trustee

Mr. Murray also serves as Trustee of other Fidelity® funds. Mr. Murray is Vice Chairman (2013-present) of Meijer, Inc. (regional retail chain). Previously, Mr. Murray served as a Member of the Advisory Board of certain Fidelity® funds (2016) and as Co-Chief Executive Officer (2013-2016) and President (2006-2013) of Meijer, Inc. Mr. Murray serves as a member of the Board of Directors and Nuclear Review and Public Policy and Responsibility Committees of DTE Energy Company (diversified energy company, 2009-present). Mr. Murray also serves as a member of the Board of Directors of Spectrum Health (not-for-profit health system, 2015-present). Mr. Murray previously served as President of Grand Valley State University (2001-2006), Treasurer for the State of Michigan (1999-2001), Vice President of Finance and Administration for Michigan State University (1998-1999), and a member of the Board of Directors and Audit Committee and Chairman of the Nominating and Corporate Governance Committee of Universal Forest Products, Inc. (manufacturer and distributor of wood and wood-alternative products, 2004-2016). Mr. Murray is also a director or trustee of many community and professional organizations.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for each fund.

Advisory Board Members and Officers:

Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2017

Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer (2012-present) and Senior Vice President (2014-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as AML Officer of the funds (2012-2016), and Vice President (2007-2014) and Deputy Anti-Money Laundering Officer (2007-2012) of FMR LLC.

Craig S. Brown (1977)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Brown also serves as Assistant Treasurer of other funds. Mr. Brown is an employee of Fidelity Investments (2013-present).

John J. Burke III (1964)

Year of Election or Appointment: 2018

Chief Financial Officer

Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke serves as Head of Investment Operations for Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments (1998-present). Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).

William C. Coffey (1969)

Year of Election or Appointment: 2018

Secretary and Chief Legal Officer (CLO)

Mr. Coffey also serves as Secretary and CLO of other funds. Mr. Coffey serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company and FMR Co., Inc. (investment adviser firms, 2018-present); Secretary of Fidelity SelectCo, LLC and Fidelity Investments Money Management, Inc. (investment adviser firms, 2018-present); and CLO of Fidelity Management & Research (Hong Kong) Limited, FMR Investment Management (UK) Limited, and Fidelity Management & Research (Japan) Limited (investment adviser firms, 2018-present). He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Assistant Secretary of certain funds (2009-2018) and as Vice President and Associate General Counsel of FMR LLC (2005-2009).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2016-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as President and Treasurer of certain Fidelity® funds (2013-2018). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005). Previously, Mr. Deberghes served in other fund officer roles.

Laura M. Del Prato (1964)

Year of Election or Appointment: 2018

President and Treasurer

Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato is an employee of Fidelity Investments (2017-present). Prior to joining Fidelity Investments, Ms. Del Prato served as a Managing Director and Treasurer of the JPMorgan Mutual Funds (2014-2017). Prior to JPMorgan, Ms. Del Prato served as a partner at Cohen Fund Audit Services (accounting firm, 2012-2013) and KPMG LLP (accounting firm, 2004-2012).

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Assistant Treasurer of certain Fidelity® funds (2016-2018).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight, serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

John B. McGinty, Jr. (1962)

Year of Election or Appointment: 2016

Chief Compliance Officer

Mr. McGinty also serves as Chief Compliance Officer of other funds. Mr. McGinty is Senior Vice President of Asset Management Compliance for Fidelity Investments and is an employee of Fidelity Investments (2016-present). Mr. McGinty previously served as Vice President, Senior Attorney at Eaton Vance Management (investment management firm, 2015-2016), and prior to Eaton Vance as global CCO for all firm operations and registered investment companies at GMO LLC (investment management firm, 2009-2015). Before joining GMO LLC, Mr. McGinty served as Senior Vice President, Deputy General Counsel for Fidelity Investments (2007-2009).

Jason P. Pogorelec (1975)

Year of Election or Appointment: 2015

Assistant Secretary

Mr. Pogorelec also serves as Assistant Secretary of other funds. Mr. Pogorelec serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2006-present).

Nancy D. Prior (1967)

Year of Election or Appointment: 2014

Vice President

Ms. Prior also serves as Vice President of other funds. Ms. Prior serves as President Fixed Income, High Income/Emerging Market Debt and Multi Asset Class Strategies of FIAM LLC (2018-present), President (2016-present) and Director (2014-present) of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm), President, Fixed Income (2014-present), and is an employee of Fidelity Investments (2002-present). Previously, Ms. Prior served as Vice Chairman of FIAM LLC (investment adviser firm, 2014-2018), a Director of FMR Investment Management (UK) Limited (investment adviser firm, 2015-2018), President Multi-Asset Class Strategies of FMR's Global Asset Allocation Division (2017-2018), Vice President of Fidelity's Money Market Funds (2012-2014), President, Money Market and Short Duration Bond Group of Fidelity Management & Research (FMR) (investment adviser firm, 2013-2014), President, Money Market Group of FMR (2011-2013), Managing Director of Research (2009-2011), Senior Vice President and Deputy General Counsel (2007-2009), and Assistant Secretary of certain Fidelity® funds (2008-2009).

Stacie M. Smith (1974)

Year of Election or Appointment: 2013

Assistant Treasurer

Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2009-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Assistant Treasurer (2013-2018) and Deputy Treasurer (2013-2016) of certain Fidelity® funds.

Marc L. Spector (1972)

Year of Election or Appointment: 2016

Deputy Treasurer

Mr. Spector also serves as an officer of other funds. Mr. Spector serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2016-present). Prior to joining Fidelity Investments, Mr. Spector served as Director at the Siegfried Group (accounting firm, 2013-2016), and prior to Siegfried Group as audit senior manager at Deloitte & Touche (accounting firm, 2005-2013).

Jim Wegmann (1979)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Wegmann also serves as Assistant Treasurer of other funds. Mr. Wegmann is an employee of Fidelity Investments (2011-present).

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2018 to April 30, 2019).

Actual Expenses

The first line of the accompanying table for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each fund provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value November 1, 2018	Ending Account Value April 30, 2019	Expenses Paid During Period-B November 1, 2018 to April 30, 2019
Fidelity Mid Cap Index Fund	.03%
Actual		$1,000.00	$1,117.00	$.16
Hypothetical-C		$1,000.00	$1,024.65	$.15
Fidelity Small Cap Index Fund	.03%
Actual		$1,000.00	$1,061.30	$.15
Hypothetical-C		$1,000.00	$1,024.65	$.15

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period).

 C 5% return per year before expenses

Distributions (Unaudited)

The funds hereby designate as capital gain dividend the amounts noted below for the taxable year ended April 30, 2019, or, if subsequently determined to be different, the net capital gain of such year.

Fidelity Mid Cap Index Fund	$27,102,689
Fidelity Small Cap Index Fund	$193,218,161

A percentage of the dividends distributed during the fiscal year for the following funds qualify for the dividends–received deduction for corporate shareholders:

	Investor Class	Premium Class	Institutional Class	Index Fund Class
Fidelity Mid Cap Index Fund
June 2018	70%	63%	63%	62%
December 2018	–	–	–	64%
Fidelity Small Cap Index Fund
June 2018	47%	41%	40%	40%
December 2018	–	–	–	47%

A percentage of the dividends distributed during the fiscal year for the following funds may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

	Investor Class	Premium Class	Institutional Class	Index Fund Class
Fidelity Mid Cap Index Fund
June 2018	89%	80%	79%	79%
December 2018	–	–	–	68%
Fidelity Small Cap Index Fund
June 2018	52%	45%	44%	44%
December 2018	–	–	–	52%

The funds will notify shareholders in January 2020 of amounts for use in preparing 2019 income tax returns.

MCX-I-SCX-I-ANN-0619
1.929320.107

Fidelity Flex℠ Funds Fidelity Flex℠ Mid Cap Index Fund Annual Report April 30, 2019

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Performance
Management's Discussion of Fund Performance
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-3455 (for managed account clients) or 1-800-835-5092 (for retirement plan participants) to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2019 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended April 30, 2019	Past 1 year	Life of fundA
Fidelity Flex℠ Mid Cap Index Fund	10.75%	11.18%

 A From March 9, 2017

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Flex℠ Mid Cap Index Fund on March 9, 2017, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the Russell Midcap® Index performed over the same period.

Period Ending Values
$12,548	Fidelity Flex℠ Mid Cap Index Fund
$12,542	Russell Midcap® Index

Management's Discussion of Fund Performance

Market Recap:  The S&P 500® index gained 13.49% for the 12 months ending April 30, 2019, as U.S. equities began the new year on a high note after enduring an historically volatile final quarter of 2018. The index rose 18.25% year to date, its strongest four-month opening since 1987, amid upbeat company earnings/outlooks and signs the Fed may pause on rates. After achieving a record close in late April, the S&P 500® moved a bit higher to end the period. The uptrend was in sharp contrast to late 2018, when rising U.S. Treasury yields and concern about peaking corporate earnings growth sent many investors fleeing from risk assets as they were still dealing with lingering uncertainty related to global trade and the Fed picking up the pace of interest rate hikes. The index returned -6.84% in October, at the time its largest monthly drop in seven years. But conditions worsened through Christmas, as jitters about the economy and another hike in rates led to a spike in market volatility and a -9.03% result for December. For the full period, eight of 11 sectors registered a double-digit gain, led by information technology (+25%). Three defensive groups also stood out: real estate (+21%), consumer staples (+18%) and utilities (+18%). Communication services – a mix of telecom stocks and media/entertainment names – gained 17%, followed by consumer discretionary (+16%). In contrast, energy (-7%) lost ground, while materials (+3%), financials (+4%), health care (+11%) and industrials (+11%) also trailed the broad market.

Comments from the Geode Capital Management, LLC, passive equity index team:  For the fiscal year, the fund performed roughly in line with the 10.69% gain of the benchmark Russell Midcap® Index. Many top individual contributors this period came from the information technology sector – the strongest-performing sector in the index – led by ServiceNow (+64%). In January, this cloud-computing company reported very strong quarterly earnings, which lifted its shares. Increased strength in the semiconductor industry benefited shares of chipmakers Advanced Micro Devices (+154%), Xilinx (+90%) and Analog Devices (+36%). Shares of Workday (+65%), a maker of financial and HR-management software, rose as the company reported strong earnings. Also contributing was payment-processing company Worldpay (+44%), whose shares rose sharply in March after the company agreed to be acquired. In contrast, California utility PG&E (-48%) fell sharply due to potential losses and liability following last year's wildfires. Energy producer Concho Resources (-27%) struggled along with weakness in the energy sector for much of the period. Also detracting was Western Digital (-33%), whose shares reflected the company's disappointing financial results.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Note to Shareholders:  On March 22, 2019, Pat Waddell retired and is no longer a portfolio manager with Geode Capital Management.

Investment Summary (Unaudited)

Top Ten Stocks as of April 30, 2019

% of fund's net assets
ServiceNow, Inc.	0.6
Analog Devices, Inc.	0.5
Autodesk, Inc.	0.5
Fidelity National Information Services, Inc.	0.5
Edwards Lifesciences Corp.	0.5
Roper Technologies, Inc.	0.5
Ross Stores, Inc.	0.5
Worldpay, Inc.	0.5
Sempra Energy	0.5
Fiserv, Inc.	0.5
5.1

Top Market Sectors as of April 30, 2019

% of fund's net assets
Information Technology	19.5
Industrials	13.7
Financials	13.1
Consumer Discretionary	12.0
Health Care	9.6
Real Estate	8.9
Utilities	6.4
Materials	5.0
Consumer Staples	4.0
Energy	3.9

Asset Allocation (% of fund's net assets)

As of April 30, 2019 *
Stocks and Equity Futures	100.0%

 * Foreign investments - 4.8%

Schedule of Investments April 30, 2019

Showing Percentage of Net Assets

Common Stocks - 99.5%
	Shares	Value
COMMUNICATION SERVICES - 3.4%
Diversified Telecommunication Services - 0.2%
CenturyLink, Inc.	9,560	$109,175
Zayo Group Holdings, Inc. (a)	2,265	70,872
		180,047
Entertainment - 0.6%
Cinemark Holdings, Inc.	1,067	44,867
Lions Gate Entertainment Corp.:
Class A	467	6,814
Class B	1,005	13,668
Live Nation Entertainment, Inc. (a)	1,376	89,908
Take-Two Interactive Software, Inc. (a)	1,115	107,965
The Madison Square Garden Co. (a)	185	57,801
Viacom, Inc.:
Class A	168	5,821
Class B (non-vtg.)	3,449	99,711
Zynga, Inc. (a)	7,648	43,288
		469,843
Interactive Media & Services - 0.8%
IAC/InterActiveCorp (a)	745	167,506
Match Group, Inc.	526	31,770
TripAdvisor, Inc. (a)	1,044	55,572
Twitter, Inc. (a)	7,172	286,235
Zillow Group, Inc.:
Class A (a)	565	18,764
Class C (a)	1,217	40,648
		600,495
Media - 1.7%
AMC Networks, Inc. Class A (a)	443	25,876
Cable One, Inc.	43	45,603
CBS Corp. Class B	3,250	166,628
Discovery Communications, Inc.:
Class A (a)	1,550	47,895
Class C (non-vtg.) (a)	3,450	99,222
DISH Network Corp. Class A (a)	2,223	78,072
GCI Liberty, Inc. (a)	1,014	60,455
Interpublic Group of Companies, Inc.	3,852	88,596
John Wiley & Sons, Inc. Class A	435	20,088
Liberty Broadband Corp.:
Class A (a)	268	26,369
Class C (a)	1,028	101,474
Liberty Media Corp.:
Liberty Formula One Group Series C (a)	1,979	76,805
Liberty Media Class A (a)	246	9,289
Liberty SiriusXM Series A (a)	817	32,631
Liberty SiriusXM Series C (a)	1,675	67,268
News Corp.:
Class A	3,669	45,569
Class B	1,372	17,136
Omnicom Group, Inc.	2,233	178,707
Sirius XM Holdings, Inc. (b)	16,570	96,272
Tribune Media Co. Class A	874	40,379
		1,324,334
Wireless Telecommunication Services - 0.1%
Sprint Corp. (a)	6,513	36,343
Telephone & Data Systems, Inc.	987	31,466
U.S. Cellular Corp. (a)	133	6,397
		74,206

TOTAL COMMUNICATION SERVICES		2,648,925

CONSUMER DISCRETIONARY - 12.0%
Auto Components - 0.7%
Adient PLC	923	21,321
Aptiv PLC	2,608	223,506
BorgWarner, Inc.	2,096	87,550
Gentex Corp.	2,627	60,500
Lear Corp.	628	89,804
The Goodyear Tire & Rubber Co.	2,331	44,779
Visteon Corp. (a)	284	18,750
		546,210
Automobiles - 0.1%
Harley-Davidson, Inc.	1,622	60,387
Thor Industries, Inc.	497	32,737
		93,124
Distributors - 0.4%
Genuine Parts Co.	1,435	147,145
LKQ Corp. (a)	3,178	95,658
Pool Corp.	394	72,394
		315,197
Diversified Consumer Services - 0.5%
Bright Horizons Family Solutions, Inc. (a)	573	73,430
Frontdoor, Inc. (a)	850	29,954
Graham Holdings Co.	41	30,481
Grand Canyon Education, Inc. (a)	474	54,932
H&R Block, Inc.	2,052	55,835
Service Corp. International	1,739	72,360
ServiceMaster Global Holdings, Inc. (a)	1,356	66,485
		383,477
Hotels, Restaurants & Leisure - 2.8%
ARAMARK Holdings Corp.	2,457	76,364
Caesars Entertainment Corp. (a)(b)	5,697	53,324
Chipotle Mexican Grill, Inc. (a)	244	167,882
Choice Hotels International, Inc.	350	29,064
Darden Restaurants, Inc.	1,243	146,177
Domino's Pizza, Inc.	415	112,291
Dunkin' Brands Group, Inc.	834	62,241
Extended Stay America, Inc. unit	1,873	33,545
Hilton Grand Vacations, Inc. (a)	958	30,694
Hilton Worldwide Holdings, Inc.	2,758	239,918
Hyatt Hotels Corp. Class A	400	30,692
International Game Technology PLC	975	14,264
MGM Mirage, Inc.	5,016	133,576
Norwegian Cruise Line Holdings Ltd. (a)	2,194	123,720
Royal Caribbean Cruises Ltd.	1,666	201,486
Six Flags Entertainment Corp.	716	38,012
U.S. Foods Holding Corp. (a)	2,148	78,509
Vail Resorts, Inc.	402	91,998
Wendy's Co.	1,855	34,522
Wyndham Destinations, Inc.	955	41,600
Wyndham Hotels & Resorts, Inc.	981	54,661
Wynn Resorts Ltd.	1,031	148,928
Yum China Holdings, Inc.	3,634	172,760
		2,116,228
Household Durables - 1.2%
D.R. Horton, Inc.	3,407	150,964
Garmin Ltd.	1,136	97,401
Leggett & Platt, Inc.	1,303	51,286
Lennar Corp.:
Class A	2,793	145,320
Class B	182	7,593
Mohawk Industries, Inc. (a)	624	85,020
Newell Brands, Inc.	4,363	62,740
NVR, Inc. (a)	31	97,727
PulteGroup, Inc.	2,522	79,342
Tempur Sealy International, Inc. (a)	464	28,490
Toll Brothers, Inc.	1,346	51,283
Whirlpool Corp.	625	86,763
		943,929
Internet & Direct Marketing Retail - 0.5%
Expedia, Inc.	1,179	153,081
GrubHub, Inc. (a)	899	60,044
Liberty Interactive Corp. QVC Group Series A (a)	4,134	70,485
Wayfair LLC Class A (a)	571	92,588
		376,198
Leisure Products - 0.4%
Brunswick Corp.	871	44,604
Hasbro, Inc.	1,159	118,056
Mattel, Inc. (a)	3,427	41,775
Polaris Industries, Inc.	587	56,587
		261,022
Multiline Retail - 1.1%
Dollar General Corp.	2,665	336,030
Dollar Tree, Inc. (a)	2,352	261,731
Kohl's Corp.	1,640	116,604
Macy's, Inc.	3,049	71,773
Nordstrom, Inc.	1,183	48,527
		834,665
Specialty Retail - 2.9%
Advance Auto Parts, Inc.	699	116,258
AutoNation, Inc. (a)	555	23,271
AutoZone, Inc. (a)	252	259,134
Best Buy Co., Inc.	2,311	171,962
Burlington Stores, Inc. (a)	666	112,494
CarMax, Inc. (a)	1,701	132,440
Dick's Sporting Goods, Inc.	714	26,418
Floor & Decor Holdings, Inc. Class A (a)	586	28,140
Foot Locker, Inc.	1,124	64,304
Gap, Inc.	2,167	56,515
L Brands, Inc.	2,287	58,639
Michaels Companies, Inc. (a)	952	10,700
O'Reilly Automotive, Inc. (a)	777	294,149
Penske Automotive Group, Inc.	348	15,980
Ross Stores, Inc.	3,661	357,533
Tiffany & Co., Inc.	1,217	131,217
Tractor Supply Co.	1,221	126,374
Ulta Beauty, Inc. (a)	567	197,872
Urban Outfitters, Inc. (a)	738	21,941
Williams-Sonoma, Inc.	803	45,908
		2,251,249
Textiles, Apparel & Luxury Goods - 1.4%
Capri Holdings Ltd. (a)	1,400	61,712
Carter's, Inc.	455	48,189
Columbia Sportswear Co.	301	30,091
Hanesbrands, Inc.	3,605	65,142
lululemon athletica, Inc. (a)	956	168,591
PVH Corp.	752	97,000
Ralph Lauren Corp.	523	68,816
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	1,315	41,633
Tapestry, Inc.	2,895	93,422
Under Armour, Inc.:
Class A (sub. vtg.) (a)(b)	1,913	44,171
Class C (non-vtg.) (a)	1,825	37,814
VF Corp.	3,245	306,360
		1,062,941

TOTAL CONSUMER DISCRETIONARY		9,184,240

CONSUMER STAPLES - 4.0%
Beverages - 0.4%
Brown-Forman Corp.:
Class A	548	28,660
Class B (non-vtg.)	2,756	146,867
Keurig Dr. Pepper, Inc.	1,816	52,791
Molson Coors Brewing Co. Class B	1,741	111,755
		340,073
Food & Staples Retailing - 0.4%
Casey's General Stores, Inc.	362	47,911
Kroger Co.	7,937	204,616
Sprouts Farmers Market LLC (a)	1,255	26,882
		279,409
Food Products - 2.4%
Archer Daniels Midland Co.	5,600	249,760
Bunge Ltd.	1,406	73,688
Campbell Soup Co.	1,780	68,868
Conagra Brands, Inc.	4,836	148,852
Flowers Foods, Inc.	1,798	39,089
Hormel Foods Corp.	2,713	108,357
Ingredion, Inc.	661	62,630
Kellogg Co.	2,480	149,544
Lamb Weston Holdings, Inc.	1,462	102,413
McCormick & Co., Inc. (non-vtg.)	1,229	189,229
Pilgrim's Pride Corp. (a)	532	14,316
Post Holdings, Inc. (a)	647	72,969
Seaboard Corp.	3	13,487
The Hain Celestial Group, Inc. (a)	908	19,813
The Hershey Co.	1,407	175,664
The J.M. Smucker Co.	1,099	134,770
TreeHouse Foods, Inc. (a)	541	36,236
Tyson Foods, Inc. Class A	2,917	218,804
		1,878,489
Household Products - 0.6%
Church & Dwight Co., Inc.	2,444	183,178
Clorox Co.	1,288	205,732
Energizer Holdings, Inc.	630	30,171
Spectrum Brands Holdings, Inc.	401	24,690
		443,771
Personal Products - 0.2%
Coty, Inc. Class A (b)	3,151	34,094
Herbalife Nutrition Ltd. (a)	1,087	57,448
Nu Skin Enterprises, Inc. Class A	547	27,826
		119,368

TOTAL CONSUMER STAPLES		3,061,110

ENERGY - 3.9%
Energy Equipment & Services - 0.3%
Helmerich & Payne, Inc.	1,068	62,499
Nabors Industries Ltd.	3,536	12,376
National Oilwell Varco, Inc.	3,805	99,463
Patterson-UTI Energy, Inc.	2,170	29,490
RPC, Inc.	585	6,020
Transocean Ltd. (United States) (a)	5,182	40,731
Weatherford International PLC (a)(b)	9,515	5,265
		255,844
Oil, Gas & Consumable Fuels - 3.6%
Antero Resources Corp. (a)	2,477	17,958
Apache Corp.	3,818	125,650
Cabot Oil & Gas Corp.	4,264	110,395
Centennial Resource Development, Inc. Class A (a)	1,852	19,502
Cheniere Energy, Inc. (a)	2,311	148,713
Chesapeake Energy Corp. (a)	10,474	30,479
Cimarex Energy Co.	995	68,317
CNX Resources Corp. (a)	1,976	17,705
Concho Resources, Inc.	1,947	224,645
Continental Resources, Inc. (a)	870	40,011
Devon Energy Corp.	4,670	150,094
Diamondback Energy, Inc.	1,575	167,564
EQT Corp.	2,545	52,045
Equitrans Midstream Corp.	2,128	44,326
Extraction Oil & Gas, Inc. (a)	1,123	5,278
Hess Corp.	2,615	167,674
HollyFrontier Corp.	1,589	75,843
Kosmos Energy Ltd.	2,510	16,792
Marathon Oil Corp.	8,311	141,619
Murphy Oil Corp.	1,643	44,755
Noble Energy, Inc.	4,795	129,753
ONEOK, Inc.	4,105	278,853
Parsley Energy, Inc. Class A (a)	2,644	52,774
PBF Energy, Inc. Class A	1,195	40,128
QEP Resources, Inc. (a)	2,378	17,883
Range Resources Corp.	2,075	18,758
SM Energy Co.	1,120	17,842
Targa Resources Corp.	2,266	90,980
The Williams Companies, Inc.	11,934	338,090
Whiting Petroleum Corp. (a)	902	24,706
WPX Energy, Inc. (a)	3,987	55,379
		2,734,511

TOTAL ENERGY		2,990,355

FINANCIALS - 13.1%
Banks - 4.2%
Associated Banc-Corp.	1,641	37,234
Bank of Hawaii Corp.	406	33,446
Bank OZK	1,218	39,768
BankUnited, Inc.	986	36,068
BOK Financial Corp.	326	28,408
CIT Group, Inc.	1,014	54,016
Citizens Financial Group, Inc.	4,676	169,271
Comerica, Inc.	1,611	126,608
Commerce Bancshares, Inc.	998	60,309
Cullen/Frost Bankers, Inc.	567	57,658
East West Bancorp, Inc.	1,451	74,697
Fifth Third Bancorp	7,674	221,165
First Citizens Bancshares, Inc.	77	34,515
First Hawaiian, Inc.	1,303	36,028
First Horizon National Corp.	3,148	47,503
First Republic Bank	1,635	172,689
FNB Corp., Pennsylvania	3,248	39,398
Huntington Bancshares, Inc.	10,409	144,893
KeyCorp	10,182	178,694
M&T Bank Corp.	1,384	235,377
PacWest Bancorp	1,230	48,647
Peoples United Financial, Inc.	3,857	66,688
Pinnacle Financial Partners, Inc.	753	43,727
Popular, Inc.	989	57,075
Prosperity Bancshares, Inc.	668	49,192
Regions Financial Corp.	10,334	160,487
Signature Bank	523	69,073
Sterling Bancorp	2,131	45,646
SunTrust Banks, Inc.	4,493	294,202
SVB Financial Group(a)	528	132,908
Synovus Financial Corp.	1,598	58,902
TCF Financial Corp.	1,619	35,828
Texas Capital Bancshares, Inc. (a)	515	33,336
Umpqua Holdings Corp.	2,193	38,070
Webster Financial Corp.	918	48,773
Western Alliance Bancorp. (a)	988	47,207
Wintrust Financial Corp.	565	43,053
Zions Bancorp NA	1,846	91,063
		3,191,622
Capital Markets - 3.2%
Affiliated Managers Group, Inc.	523	58,011
Ameriprise Financial, Inc.	1,364	200,194
BGC Partners, Inc. Class A	2,663	14,380
Cboe Global Markets, Inc.	1,120	113,803
E*TRADE Financial Corp.	2,469	125,080
Eaton Vance Corp. (non-vtg.)	1,134	47,140
Evercore, Inc. Class A	401	39,069
FactSet Research Systems, Inc.	374	103,175
Franklin Resources, Inc.	3,015	104,289
Interactive Brokers Group, Inc.	734	39,812
Invesco Ltd.	4,053	89,044
Lazard Ltd. Class A	1,153	44,829
Legg Mason, Inc.	850	28,433
LPL Financial	844	62,532
MarketAxess Holdings, Inc.	367	102,147
Moody's Corp.	1,670	328,355
Morningstar, Inc.	181	25,964
MSCI, Inc.	826	186,164
Northern Trust Corp.	2,022	199,268
Raymond James Financial, Inc.	1,270	116,294
SEI Investments Co.	1,300	70,785
T. Rowe Price Group, Inc.	2,328	250,260
The NASDAQ OMX Group, Inc.	1,158	106,768
Virtu Financial, Inc. Class A	412	10,127
		2,465,923
Consumer Finance - 1.1%
Ally Financial, Inc.	4,069	120,890
Credit Acceptance Corp. (a)	110	54,584
Discover Financial Services	3,311	269,813
Navient Corp.	2,464	33,289
OneMain Holdings, Inc.	776	26,361
Santander Consumer U.S.A. Holdings, Inc.	1,158	24,723
SLM Corp.	4,359	44,287
Synchrony Financial	7,200	249,624
		823,571
Diversified Financial Services - 0.2%
AXA Equitable Holdings, Inc.	2,386	54,138
Jefferies Financial Group, Inc.	2,767	56,917
Voya Financial, Inc.	1,512	82,994
		194,049
Insurance - 3.7%
Alleghany Corp. (a)	144	94,591
American Financial Group, Inc.	715	74,024
American National Insurance Co.	75	8,497
Arch Capital Group Ltd. (a)	3,872	130,796
Arthur J. Gallagher & Co.	1,808	151,185
Assurant, Inc.	594	56,430
Assured Guaranty Ltd.	1,039	49,560
Athene Holding Ltd. (a)	1,593	71,940
Axis Capital Holdings Ltd.	828	47,072
Brighthouse Financial, Inc. (a)	1,204	50,315
Brown & Brown, Inc.	2,319	73,628
Cincinnati Financial Corp.	1,537	147,829
CNA Financial Corp.	278	12,880
Erie Indemnity Co. Class A	247	46,762
Everest Re Group Ltd.	405	95,378
First American Financial Corp.	1,083	61,796
FNF Group	2,646	105,708
Hanover Insurance Group, Inc.	423	51,018
Hartford Financial Services Group, Inc.	3,582	187,374
Lincoln National Corp.	2,140	142,781
Loews Corp.	2,785	142,843
Markel Corp. (a)	136	145,725
Mercury General Corp.	275	14,790
Old Republic International Corp.	2,835	63,391
Principal Financial Group, Inc.	2,768	158,219
Reinsurance Group of America, Inc.	629	95,300
RenaissanceRe Holdings Ltd.	398	61,833
Torchmark Corp.	1,038	90,991
Unum Group	2,033	75,058
W.R. Berkley Corp.	1,430	87,659
White Mountains Insurance Group Ltd.	31	29,110
Willis Group Holdings PLC	1,298	239,273
		2,863,756
Mortgage Real Estate Investment Trusts - 0.6%
AGNC Investment Corp.	5,386	95,817
Annaly Capital Management, Inc.	13,825	139,494
Chimera Investment Corp.	1,868	35,810
MFA Financial, Inc.	4,525	33,983
New Residential Investment Corp.	4,021	67,593
Starwood Property Trust, Inc.	2,706	62,373
Two Harbors Investment Corp.	2,458	34,068
		469,138
Thrifts & Mortgage Finance - 0.1%
New York Community Bancorp, Inc.	4,581	53,277
TFS Financial Corp.	474	7,887
		61,164

TOTAL FINANCIALS		10,069,223

HEALTH CARE - 9.6%
Biotechnology - 1.5%
Agios Pharmaceuticals, Inc. (a)	500	27,960
Alkermes PLC (a)	1,547	46,905
Alnylam Pharmaceuticals, Inc. (a)	945	84,426
BioMarin Pharmaceutical, Inc. (a)	1,772	151,559
bluebird bio, Inc. (a)	541	76,730
Exact Sciences Corp. (a)	1,195	117,935
Exelixis, Inc. (a)	2,937	57,741
Incyte Corp. (a)	1,753	134,630
Ionis Pharmaceuticals, Inc. (a)	1,247	92,690
Moderna, Inc. (b)	263	6,846
Neurocrine Biosciences, Inc. (a)	900	65,016
Sage Therapeutics, Inc. (a)	487	81,928
Sarepta Therapeutics, Inc. (a)	666	77,882
Seattle Genetics, Inc. (a)	1,086	73,609
United Therapeutics Corp. (a)	432	44,310
		1,140,167
Health Care Equipment & Supplies - 3.4%
Abiomed, Inc. (a)	426	118,177
Align Technology, Inc. (a)	793	257,471
Cantel Medical Corp.	364	25,094
Dentsply Sirona, Inc.	2,188	111,872
DexCom, Inc. (a)	872	105,573
Edwards Lifesciences Corp. (a)	2,104	370,451
Hill-Rom Holdings, Inc.	666	67,546
Hologic, Inc. (a)	2,662	123,464
ICU Medical, Inc. (a)	155	35,263
IDEXX Laboratories, Inc. (a)	859	199,288
Insulet Corp. (a)	586	50,543
Integra LifeSciences Holdings Corp. (a)	711	37,107
Masimo Corp. (a)	463	60,259
Penumbra, Inc. (a)	308	41,426
ResMed, Inc.	1,411	147,464
STERIS PLC	836	109,499
Teleflex, Inc.	455	130,212
The Cooper Companies, Inc.	486	140,901
Varian Medical Systems, Inc. (a)	918	125,004
West Pharmaceutical Services, Inc.	732	90,614
Zimmer Biomet Holdings, Inc.	2,038	251,000
		2,598,228
Health Care Providers & Services - 2.0%
Acadia Healthcare Co., Inc. (a)	866	27,729
AmerisourceBergen Corp.	1,540	115,130
Cardinal Health, Inc.	2,994	145,838
Centene Corp. (a)	4,064	209,540
Chemed Corp.	154	50,324
Covetrus, Inc. (a)	605	19,886
DaVita HealthCare Partners, Inc. (a)	1,304	72,033
Elanco Animal Health, Inc.	3,346	105,399
Encompass Health Corp.	980	63,161
Henry Schein, Inc. (a)	1,523	97,563
Laboratory Corp. of America Holdings (a)	1,010	161,519
MEDNAX, Inc. (a)	878	24,558
Molina Healthcare, Inc. (a)	620	80,371
Premier, Inc. (a)	523	17,379
Quest Diagnostics, Inc.	1,355	130,595
Universal Health Services, Inc. Class B	835	105,936
Wellcare Health Plans, Inc. (a)	500	129,175
		1,556,136
Health Care Technology - 0.5%
Cerner Corp. (a)	3,099	205,929
Veeva Systems, Inc. Class A (a)	1,249	174,698
		380,627
Life Sciences Tools & Services - 1.7%
Agilent Technologies, Inc.	3,198	251,043
Bio-Rad Laboratories, Inc. Class A (a)	212	63,797
Bio-Techne Corp.	371	75,903
Bruker Corp.	1,000	38,600
Charles River Laboratories International, Inc. (a)	476	66,864
IQVIA Holdings, Inc. (a)	1,735	240,992
Mettler-Toledo International, Inc. (a)	246	183,334
PerkinElmer, Inc.	1,100	105,424
PRA Health Sciences, Inc. (a)	579	56,059
QIAGEN NV (a)	2,213	86,218
Waters Corp. (a)	752	160,582
		1,328,816
Pharmaceuticals - 0.5%
Catalent, Inc. (a)	1,442	64,630
Jazz Pharmaceuticals PLC (a)	586	76,045
Mylan NV (a)	5,151	139,025
Nektar Therapeutics (a)	1,558	49,887
Perrigo Co. PLC	1,277	61,194
		390,781

TOTAL HEALTH CARE		7,394,755

INDUSTRIALS - 13.7%
Aerospace & Defense - 1.8%
Arconic, Inc.	4,319	92,772
BWX Technologies, Inc.	990	50,589
Curtiss-Wright Corp.	437	49,792
Harris Corp.	1,187	200,010
HEICO Corp.	407	42,951
HEICO Corp. Class A	735	65,731
Hexcel Corp.	849	60,033
Huntington Ingalls Industries, Inc.	426	94,819
L3 Technologies, Inc.	785	171,585
Spirit AeroSystems Holdings, Inc. Class A	1,059	92,027
Teledyne Technologies, Inc. (a)	353	87,724
Textron, Inc.	2,428	128,684
TransDigm Group, Inc. (a)	486	234,505
		1,371,222
Air Freight & Logistics - 0.4%
C.H. Robinson Worldwide, Inc.	1,365	110,565
Expeditors International of Washington, Inc.	1,719	136,523
XPO Logistics, Inc. (a)(b)	1,256	85,508
		332,596
Airlines - 0.7%
Alaska Air Group, Inc.	1,201	74,342
American Airlines Group, Inc.	4,131	141,198
Copa Holdings SA Class A	314	26,144
JetBlue Airways Corp. (a)	3,031	56,225
United Continental Holdings, Inc. (a)	2,448	217,529
		515,438
Building Products - 0.7%
A.O. Smith Corp.	1,425	74,912
Allegion PLC	947	93,971
Armstrong World Industries, Inc.	433	37,528
Fortune Brands Home & Security, Inc.	1,431	75,528
Lennox International, Inc.	358	97,179
Masco Corp.	2,932	114,524
Owens Corning	1,088	55,782
		549,424
Commercial Services & Supplies - 0.9%
Cintas Corp.	856	185,872
Clean Harbors, Inc. (a)	510	38,760
Copart, Inc. (a)	2,024	136,256
KAR Auction Services, Inc.	1,347	76,079
Republic Services, Inc.	2,180	180,548
Rollins, Inc.	1,454	56,226
Stericycle, Inc. (a)	832	48,580
		722,321
Construction & Engineering - 0.4%
AECOM (a)	1,558	52,816
Arcosa, Inc.	481	14,974
Fluor Corp.	1,397	55,503
Jacobs Engineering Group, Inc.	1,257	97,971
Quanta Services, Inc.	1,462	59,357
Valmont Industries, Inc.	217	29,260
		309,881
Electrical Equipment - 1.2%
Acuity Brands, Inc.	398	58,239
AMETEK, Inc.	2,290	201,909
Fortive Corp.	2,941	253,926
GrafTech International Ltd.	593	6,790
Hubbell, Inc. Class B	549	70,052
Regal Beloit Corp.	431	36,669
Rockwell Automation, Inc.	1,204	217,575
Sensata Technologies, Inc. PLC (a)	1,623	81,053
		926,213
Industrial Conglomerates - 0.6%
Carlisle Companies, Inc.	582	82,306
ITT, Inc.	879	53,223
Roper Technologies, Inc.	1,015	365,096
		500,625
Machinery - 3.8%
AGCO Corp.	652	46,149
Allison Transmission Holdings, Inc.	1,150	53,889
Apergy Corp. (a)	770	30,561
Colfax Corp. (a)	853	25,735
Crane Co.	500	42,525
Cummins, Inc.	1,492	248,105
Donaldson Co., Inc.	1,282	68,638
Dover Corp.	1,450	142,158
Flowserve Corp.	1,314	64,425
Gardner Denver Holdings, Inc. (a)	1,267	42,761
Gates Industrial Corp. PLC (a)	445	7,156
Graco, Inc.	1,656	84,870
IDEX Corp.	765	119,845
Ingersoll-Rand PLC	2,454	300,885
Lincoln Electric Holdings, Inc.	619	54,020
Middleby Corp. (a)(b)	546	72,143
Nordson Corp.	580	84,651
Oshkosh Corp.	701	57,896
PACCAR, Inc.	3,388	242,818
Parker Hannifin Corp.	1,293	234,136
Pentair PLC	1,572	61,292
Snap-On, Inc.	554	93,227
Stanley Black & Decker, Inc.	1,514	221,952
Terex Corp.	662	22,064
Timken Co.	690	33,086
Toro Co.	1,036	75,783
Trinity Industries, Inc.	1,464	31,564
WABCO Holdings, Inc. (a)	519	68,736
Wabtec Corp.	1,319	97,698
Welbilt, Inc. (a)	1,307	21,997
Xylem, Inc.	1,796	149,786
		2,900,551
Marine - 0.1%
Kirby Corp. (a)	592	48,378
Professional Services - 1.5%
CoStar Group, Inc. (a)	358	177,658
Equifax, Inc.	1,198	150,888
IHS Markit Ltd. (a)	3,878	222,054
Manpower, Inc.	616	59,161
Nielsen Holdings PLC	3,567	91,066
Robert Half International, Inc.	1,179	73,204
TransUnion Holding Co., Inc.	1,846	128,574
Verisk Analytics, Inc.	1,606	226,671
		1,129,276
Road & Rail - 0.7%
AMERCO	69	25,749
Genesee & Wyoming, Inc. Class A (a)	580	51,417
J.B. Hunt Transport Services, Inc.	874	82,576
Kansas City Southern	1,007	124,002
Knight-Swift Transportation Holdings, Inc. Class A	1,267	42,254
Landstar System, Inc.	404	44,020
Old Dominion Freight Lines, Inc.	662	98,823
Ryder System, Inc.	522	32,886
Schneider National, Inc. Class B	451	9,426
		511,153
Trading Companies & Distributors - 0.9%
Air Lease Corp. Class A	968	37,326
Fastenal Co.	2,880	203,184
HD Supply Holdings, Inc. (a)	1,784	81,511
MSC Industrial Direct Co., Inc. Class A	439	36,722
United Rentals, Inc. (a)	796	112,172
Univar, Inc. (a)	1,268	28,314
W.W. Grainger, Inc.	454	128,028
Watsco, Inc.	321	50,869
WESCO International, Inc. (a)	481	27,532
		705,658
Transportation Infrastructure - 0.0%
Macquarie Infrastructure Co. LLC	787	31,881

TOTAL INDUSTRIALS		10,554,617

INFORMATION TECHNOLOGY - 19.5%
Communications Equipment - 0.9%
Arista Networks, Inc. (a)	577	180,191
CommScope Holding Co., Inc. (a)	1,904	47,181
EchoStar Holding Corp. Class A (a)	471	18,769
F5 Networks, Inc. (a)	596	93,512
Juniper Networks, Inc.	3,419	94,946
Motorola Solutions, Inc.	1,626	235,624
Ubiquiti Networks, Inc.	151	25,738
		695,961
Electronic Equipment & Components - 2.3%
ADT, Inc.	1,083	7,137
Amphenol Corp. Class A	2,958	294,498
Arrow Electronics, Inc. (a)	848	71,664
Avnet, Inc.	1,069	51,964
CDW Corp.	1,464	154,598
Cognex Corp.	1,660	83,714
Coherent, Inc. (a)	243	35,966
Corning, Inc.	7,887	251,201
Dell Technologies, Inc. (a)	1,496	100,845
Dolby Laboratories, Inc. Class A	625	40,431
FLIR Systems, Inc.	1,346	71,257
IPG Photonics Corp. (a)	361	63,078
Jabil, Inc.	1,507	45,526
Keysight Technologies, Inc. (a)	1,876	163,268
Littelfuse, Inc.	241	48,453
National Instruments Corp.	1,108	52,187
Trimble, Inc. (a)	2,502	102,132
Zebra Technologies Corp. Class A (a)	528	111,482
		1,749,401
IT Services - 5.8%
Akamai Technologies, Inc. (a)	1,583	126,735
Alliance Data Systems Corp.	476	76,208
Amdocs Ltd.	1,385	76,286
Booz Allen Hamilton Holding Corp. Class A	1,370	81,227
Broadridge Financial Solutions, Inc.	1,157	136,676
Conduent, Inc. (a)	1,910	24,505
CoreLogic, Inc. (a)	805	32,691
DXC Technology Co.	2,688	176,709
Elastic NV	77	6,587
EPAM Systems, Inc. (a)	512	91,832
Euronet Worldwide, Inc. (a)	493	73,896
Fidelity National Information Services, Inc.	3,271	379,207
First Data Corp. Class A (a)	5,451	140,963
Fiserv, Inc. (a)	3,995	348,524
FleetCor Technologies, Inc. (a)	853	222,590
Gartner, Inc. (a)	887	141,006
Genpact Ltd.	1,550	56,265
Global Payments, Inc.	1,593	232,690
GoDaddy, Inc. (a)	1,692	137,898
Jack Henry & Associates, Inc.	772	115,074
Leidos Holdings, Inc.	1,414	103,901
Okta, Inc. (a)	869	90,402
Paychex, Inc.	3,217	271,225
Sabre Corp.	2,761	57,318
Square, Inc. (a)	2,926	213,071
Switch, Inc. Class A	360	3,913
The Western Union Co.	4,404	85,614
Total System Services, Inc.	1,806	184,645
Twilio, Inc. Class A (a)	879	120,546
VeriSign, Inc. (a)	1,028	202,979
WEX, Inc. (a)	414	87,064
Worldpay, Inc. (a)	2,999	351,513
		4,449,760
Semiconductors & Semiconductor Equipment - 3.7%
Advanced Micro Devices, Inc. (a)	9,382	259,225
Analog Devices, Inc.	3,703	430,437
Cypress Semiconductor Corp.	3,566	61,264
First Solar, Inc. (a)	820	50,455
KLA-Tencor Corp.	1,626	207,282
Lam Research Corp.	1,529	317,160
Marvell Technology Group Ltd.	5,542	138,661
Maxim Integrated Products, Inc.	2,731	163,860
Microchip Technology, Inc. (b)	2,327	232,444
MKS Instruments, Inc.	537	48,872
Monolithic Power Systems, Inc.	408	63,530
ON Semiconductor Corp. (a)	4,168	96,114
Qorvo, Inc. (a)	1,227	92,773
Skyworks Solutions, Inc.	1,738	153,257
Teradyne, Inc.	1,792	87,808
Universal Display Corp.	425	67,830
Versum Materials, Inc.	1,085	56,615
Xilinx, Inc.	2,552	306,597
		2,834,184
Software - 6.2%
2U, Inc. (a)	550	33,275
ANSYS, Inc. (a)	836	163,689
Aspen Technology, Inc. (a)	697	84,971
Atlassian Corp. PLC (a)	1,004	110,591
Autodesk, Inc. (a)	2,195	391,171
Black Knight, Inc. (a)	1,419	80,060
Cadence Design Systems, Inc. (a)	2,799	194,195
CDK Global, Inc.	1,246	75,159
Ceridian HCM Holding, Inc.	488	25,937
Citrix Systems, Inc.	1,358	137,104
DocuSign, Inc.	783	44,373
Fair Isaac Corp. (a)	288	80,568
FireEye, Inc. (a)	1,921	30,774
Fortinet, Inc. (a)	1,409	131,629
Guidewire Software, Inc. (a)	814	86,691
LogMeIn, Inc.	504	41,530
Manhattan Associates, Inc. (a)	647	43,640
Nuance Communications, Inc. (a)	2,844	47,865
Nutanix, Inc. Class A (a)	1,399	60,423
Palo Alto Networks, Inc. (a)	910	226,435
Parametric Technology Corp. (a)	1,168	105,669
Paycom Software, Inc. (a)	482	97,619
Pegasystems, Inc.	371	27,829
Pluralsight, Inc.	544	19,307
Proofpoint, Inc. (a)	504	63,212
RealPage, Inc. (a)	721	47,016
Red Hat, Inc. (a)	1,773	323,626
RingCentral, Inc. (a)	684	79,597
ServiceNow, Inc. (a)	1,782	483,827
SolarWinds, Inc. (a)	253	4,946
Splunk, Inc. (a)	1,469	202,781
SS&C Technologies Holdings, Inc.	2,151	145,537
Symantec Corp.	6,377	154,387
Synopsys, Inc. (a)	1,480	179,198
Tableau Software, Inc. (a)	714	86,972
Teradata Corp. (a)	1,189	54,064
Tyler Technologies, Inc. (a)	382	88,590
Ultimate Software Group, Inc. (a)	304	100,518
Workday, Inc. Class A (a)	1,455	299,192
Zendesk, Inc. (a)	1,054	92,520
		4,746,487
Technology Hardware, Storage & Peripherals - 0.6%
NCR Corp. (a)	1,183	34,248
NetApp, Inc.	2,530	184,311
Pure Storage, Inc. Class A (a)	1,654	37,810
Western Digital Corp.	2,906	148,555
Xerox Corp.	2,013	67,154
		472,078

TOTAL INFORMATION TECHNOLOGY		14,947,871

MATERIALS - 5.0%
Chemicals - 1.7%
Albemarle Corp. U.S.	1,060	79,564
Ashland Global Holdings, Inc.	621	50,009
Axalta Coating Systems Ltd. (a)	2,073	55,930
Cabot Corp.	580	26,320
Celanese Corp. Class A	1,285	138,639
CF Industries Holdings, Inc.	2,314	103,621
Eastman Chemical Co.	1,395	110,038
Element Solutions, Inc. (a)	2,218	24,087
FMC Corp.	1,347	106,494
Huntsman Corp.	2,174	48,350
International Flavors & Fragrances, Inc.	1,008	138,892
NewMarket Corp.	76	31,888
Olin Corp.	1,635	35,463
RPM International, Inc.	1,296	78,602
The Chemours Co. LLC	1,709	61,541
The Mosaic Co.	3,501	91,411
The Scotts Miracle-Gro Co. Class A	406	34,518
Valvoline, Inc.	1,877	34,725
W.R. Grace & Co.	660	49,883
Westlake Chemical Corp.	362	25,250
		1,325,225
Construction Materials - 0.5%
Eagle Materials, Inc.	453	41,182
Martin Marietta Materials, Inc.	628	139,353
nVent Electric PLC	1,614	45,111
Vulcan Materials Co.	1,315	165,835
		391,481
Containers & Packaging - 1.6%
Aptargroup, Inc.	620	68,969
Ardagh Group SA	194	2,693
Avery Dennison Corp.	862	95,380
Ball Corp.	3,353	200,979
Bemis Co., Inc.	910	52,252
Berry Global Group, Inc. (a)	1,308	76,910
Crown Holdings, Inc. (a)	1,293	75,162
Graphic Packaging Holding Co.	2,986	41,446
International Paper Co.	4,090	191,453
Owens-Illinois, Inc.	1,581	31,241
Packaging Corp. of America	933	92,516
Sealed Air Corp.	1,564	72,914
Silgan Holdings, Inc.	769	23,024
Sonoco Products Co.	981	61,862
WestRock Co.	2,516	96,564
		1,183,365
Metals & Mining - 1.1%
Alcoa Corp. (a)	1,866	49,785
Freeport-McMoRan, Inc.	14,467	178,089
Newmont Goldcorp Corp.	8,198	254,630
Nucor Corp.	3,059	174,577
Reliance Steel & Aluminum Co.	686	63,085
Royal Gold, Inc.	653	56,850
Steel Dynamics, Inc.	2,211	70,044
United States Steel Corp.	1,765	27,534
		874,594
Paper & Forest Products - 0.1%
Domtar Corp.	626	30,611

TOTAL MATERIALS		3,805,276

REAL ESTATE - 8.9%
Equity Real Estate Investment Trusts (REITs) - 8.5%
Alexandria Real Estate Equities, Inc.	1,116	158,907
American Campus Communities, Inc.	1,363	64,334
American Homes 4 Rent Class A	2,594	62,204
Apartment Investment & Management Co. Class A	1,499	73,991
Apple Hospitality (REIT), Inc.	2,136	35,137
AvalonBay Communities, Inc.	1,383	277,886
Boston Properties, Inc.	1,549	213,173
Brandywine Realty Trust (SBI)	1,772	27,271
Brixmor Property Group, Inc.	3,025	54,087
Brookfield Property REIT, Inc. Class A	1,271	26,475
Camden Property Trust (SBI)	885	89,075
Colony Capital, Inc.	4,838	24,867
Columbia Property Trust, Inc.	1,191	27,048
CoreSite Realty Corp.	366	40,044
Corporate Office Properties Trust (SBI)	1,021	28,465
CubeSmart	1,853	59,129
CyrusOne, Inc.	1,046	58,252
DDR Corp.	1,538	20,363
Digital Realty Trust, Inc.	2,060	242,483
Douglas Emmett, Inc.	1,619	66,687
Duke Realty Corp.	3,556	110,663
Empire State Realty Trust, Inc.	1,443	22,309
EPR Properties	740	58,356
Equity Commonwealth	1,171	37,238
Equity Lifestyle Properties, Inc.	853	99,545
Equity Residential (SBI)	3,594	274,653
Essex Property Trust, Inc.	657	185,603
Extra Space Storage, Inc.	1,221	126,605
Federal Realty Investment Trust (SBI)	728	97,443
Gaming & Leisure Properties	2,011	81,204
HCP, Inc.	4,781	142,378
Healthcare Trust of America, Inc.	2,078	57,311
Highwoods Properties, Inc. (SBI)	1,026	45,739
Hospitality Properties Trust (SBI)	1,611	41,886
Host Hotels & Resorts, Inc.	7,344	141,299
Hudson Pacific Properties, Inc.	1,547	53,928
Invitation Homes, Inc.	3,430	85,270
Iron Mountain, Inc.	2,850	92,568
JBG SMITH Properties	1,135	48,294
Kilroy Realty Corp.	988	75,987
Kimco Realty Corp.	4,063	70,656
Lamar Advertising Co. Class A	843	69,691
Liberty Property Trust (SBI)	1,473	73,120
Life Storage, Inc.	454	43,262
Medical Properties Trust, Inc.	3,694	64,497
Mid-America Apartment Communities, Inc.	1,137	124,399
National Retail Properties, Inc.	1,597	84,034
Omega Healthcare Investors, Inc.	1,979	70,037
Outfront Media, Inc.	1,387	33,052
Paramount Group, Inc.	2,047	29,661
Park Hotels & Resorts, Inc.	2,017	64,705
Rayonier, Inc.	1,295	41,168
Realty Income Corp.	2,959	207,160
Regency Centers Corp.	1,514	101,695
Retail Properties America, Inc.	2,125	26,116
SBA Communications Corp. Class A (a)	1,122	228,585
Senior Housing Properties Trust (SBI)	2,381	19,119
SL Green Realty Corp.	814	71,909
Spirit Realty Capital, Inc.	847	34,270
Store Capital Corp.	1,921	64,008
Sun Communities, Inc.	846	104,126
Taubman Centers, Inc.	600	29,580
The Macerich Co.	1,366	54,831
UDR, Inc.	2,732	122,803
Uniti Group, Inc.	1,654	18,177
Ventas, Inc.	3,559	217,490
VEREIT, Inc.	9,729	80,362
VICI Properties, Inc.	4,068	92,750
Vornado Realty Trust	1,720	118,921
Weingarten Realty Investors (SBI)	1,205	34,873
Welltower, Inc.	3,731	278,071
Weyerhaeuser Co.	7,517	201,456
WP Carey, Inc.	1,590	126,119
		6,528,860
Real Estate Management & Development - 0.4%
CBRE Group, Inc. (a)	3,178	165,478
Howard Hughes Corp. (a)	386	42,846
Jones Lang LaSalle, Inc.	454	70,175
Realogy Holdings Corp.	1,195	15,559
Retail Value, Inc.	144	4,824
		298,882

TOTAL REAL ESTATE		6,827,742

UTILITIES - 6.4%
Electric Utilities - 2.7%
Alliant Energy Corp.	2,368	111,841
Edison International	3,180	202,789
Entergy Corp.	1,813	175,680
Evergy, Inc.	2,632	152,182
Eversource Energy	3,171	227,234
FirstEnergy Corp.	4,870	204,686
Hawaiian Electric Industries, Inc.	1,082	44,881
OGE Energy Corp.	2,003	84,807
PG&E Corp. (a)	5,181	116,676
Pinnacle West Capital Corp.	1,119	106,607
PPL Corp.	7,234	225,773
Vistra Energy Corp.	3,947	107,556
Xcel Energy, Inc.	5,096	287,924
		2,048,636
Gas Utilities - 0.3%
Atmos Energy Corp.	1,144	117,077
National Fuel Gas Co.	814	48,197
UGI Corp.	1,727	94,139
		259,413
Independent Power and Renewable Electricity Producers - 0.3%
NRG Energy, Inc.	2,907	119,681
The AES Corp.	6,603	113,043
		232,724
Multi-Utilities - 2.7%
Ameren Corp.	2,435	177,195
Avangrid, Inc.	560	28,678
CenterPoint Energy, Inc.	5,023	155,713
CMS Energy Corp.	2,822	156,762
Consolidated Edison, Inc.	3,122	268,992
DTE Energy Co.	1,811	227,661
MDU Resources Group, Inc.	1,925	50,339
NiSource, Inc.	3,717	103,258
Public Service Enterprise Group, Inc.	5,049	301,173
Sempra Energy	2,742	350,839
WEC Energy Group, Inc.	3,163	248,074
		2,068,684
Water Utilities - 0.4%
American Water Works Co., Inc.	1,809	195,716
Aqua America, Inc.	2,106	82,260
		277,976

TOTAL UTILITIES		4,887,433

TOTAL COMMON STOCKS
(Cost $69,973,864)		76,371,547

Money Market Funds - 1.2%
Fidelity Cash Central Fund, 2.49% (c)	348,057	348,127
Fidelity Securities Lending Cash Central Fund 2.49% (c)(d)	611,746	611,807
TOTAL MONEY MARKET FUNDS
(Cost $959,896)		959,934
TOTAL INVESTMENT IN SECURITIES - 100.7%
(Cost $70,933,760)		77,331,481
NET OTHER ASSETS (LIABILITIES) - (0.7)%		(565,365)
NET ASSETS - 100%		$76,766,116

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P MidCap 400 Index Contracts (United States)	2	June 2019	$394,680	$18,308	$18,308

The notional amount of futures purchased as a percentage of Net Assets is 0.5%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$10,081
Fidelity Securities Lending Cash Central Fund	4,106
Total	$14,187

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$2,648,925	$2,648,925	$--	$--
Consumer Discretionary	9,184,240	9,184,240	--	--
Consumer Staples	3,061,110	3,061,110	--	--
Energy	2,990,355	2,990,355	--	--
Financials	10,069,223	10,069,223	--	--
Health Care	7,394,755	7,394,755	--	--
Industrials	10,554,617	10,554,617	--	--
Information Technology	14,947,871	14,947,871	--	--
Materials	3,805,276	3,805,276	--	--
Real Estate	6,827,742	6,827,742	--	--
Utilities	4,887,433	4,887,433	--	--
Money Market Funds	959,934	959,934	--	--
Total Investments in Securities:	$77,331,481	$77,331,481	$--	$--
Derivative Instruments:
Assets
Futures Contracts	$18,308	$18,308	$--	$--
Total Assets	$18,308	$18,308	$--	$--
Total Derivative Instruments:	$18,308	$18,308	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of April 30, 2019. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$18,308	$0
Total Equity Risk	18,308	0
Total Value of Derivatives	$18,308	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		April 30, 2019
Assets
Investment in securities, at value (including securities loaned of $595,106) — See accompanying schedule: Unaffiliated issuers (cost $69,973,864)	$76,371,547
Fidelity Central Funds (cost $959,896)	959,934
Total Investment in Securities (cost $70,933,760)		$77,331,481
Segregated cash with brokers for derivative instruments		17,000
Receivable for investments sold		16,290
Receivable for fund shares sold		184,205
Dividends receivable		38,239
Distributions receivable from Fidelity Central Funds		1,047
Total assets		77,588,262
Liabilities
Payable for investments purchased	$155,047
Payable for fund shares redeemed	54,573
Payable for daily variation margin on futures contracts	700
Collateral on securities loaned	611,826
Total liabilities		822,146
Net Assets		$76,766,116
Net Assets consist of:
Paid in capital		$70,708,492
Total distributable earnings (loss)		6,057,624
Net Assets, for 6,274,491 shares outstanding		$76,766,116
Net Asset Value, offering price and redemption price per share ($76,766,116 ÷ 6,274,491 shares)		$12.23

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended April 30, 2019
Investment Income
Dividends		$1,092,745
Interest		271
Income from Fidelity Central Funds		14,187
Total income		1,107,203
Expenses
Independent trustees' fees and expenses	$263
Commitment fees	161
Total expenses before reductions	424
Expense reductions	(64)
Total expenses after reductions		360
Net investment income (loss)		1,106,843
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(183,587)
Fidelity Central Funds	(75)
Futures contracts	37,168
Total net realized gain (loss)		(146,494)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	6,332,945
Fidelity Central Funds	38
Futures contracts	20,811
Total change in net unrealized appreciation (depreciation)		6,353,794
Net gain (loss)		6,207,300
Net increase (decrease) in net assets resulting from operations		$7,314,143

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended April 30, 2019	Year ended April 30, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,106,843	$110,794
Net realized gain (loss)	(146,494)	(44,421)
Change in net unrealized appreciation (depreciation)	6,353,794	57,163
Net increase (decrease) in net assets resulting from operations	7,314,143	123,536
Distributions to shareholders	(1,190,626)	–
Distributions to shareholders from net investment income	–	(27,354)
Distributions to shareholders from net realized gain	–	(4,453)
Total distributions	(1,190,626)	(31,807)
Share transactions
Proceeds from sales of shares	45,261,175	58,355,014
Reinvestment of distributions	322,533	31,807
Cost of shares redeemed	(29,828,891)	(3,896,353)
Net increase (decrease) in net assets resulting from share transactions	15,754,817	54,490,468
Total increase (decrease) in net assets	21,878,334	54,582,197
Net Assets
Beginning of period	54,887,782	305,585
End of period	$76,766,116	$54,887,782
Other Information
Undistributed net investment income end of period		$78,886
Shares
Sold	3,946,892	5,178,481
Issued in reinvestment of distributions	29,694	2,825
Redeemed	(2,567,677)	(345,724)
Net increase (decrease)	1,408,909	4,835,582

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Flex Mid Cap Index Fund

Years ended April 30,	2019	2018	2017 A
Selected Per–Share Data
Net asset value, beginning of period	$11.28	$10.19	$10.00
Income from Investment Operations
Net investment income (loss)B	.20	.16	.02
Net realized and unrealized gain (loss)	.98	.98	.17
Total from investment operations	1.18	1.14	.19
Distributions from net investment income	(.19)	(.04)	–
Distributions from net realized gain	(.05)	(.01)	–
Total distributions	(.23)C	(.05)	–
Net asset value, end of period	$12.23	$11.28	$10.19
Total ReturnD,E	10.75%	11.19%	1.90%
Ratios to Average Net AssetsF,G
Expenses before reductionsH	-%	-%	- %I
Expenses net of fee waivers, if anyH	-%	-%	- %I
Expenses net of all reductionsH	-%	-%	- %I
Net investment income (loss)	1.76%	1.46%	1.24%I
Supplemental Data
Net assets, end of period (000 omitted)	$76,766	$54,888	$306
Portfolio turnover rateJ	25%	25%K	1%L

 A For the period March 9, 2017 (commencement of operations) to April 30, 2017.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.23 per share is comprised of distributions from net investment income of $.186 and distributions from net realized gain of $.046 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 H Amount represents less than .005%.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 K Portfolio turnover rate excludes securities received or delivered in-kind.

 L Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended April 30, 2019

1. Organization.

Fidelity Flex Mid Cap Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund is available only to certain fee-based accounts offered by Fidelity.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2019, is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of April 30, 2019, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, partnerships, short-term gain distribution from underlying funds and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$9,868,020
Gross unrealized depreciation	(3,902,160)
Net unrealized appreciation (depreciation)	$5,965,860
Tax Cost	$71,365,621

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$214,035
Net unrealized appreciation (depreciation) on securities and other investments	$5,965,860

The Fund intends to elect to defer to its next fiscal year $122,272 of capital losses recognized during the period November 1, 2018 to April 30, 2019.

The tax character of distributions paid was as follows:

	April 30, 2019	April 30, 2018
Ordinary Income	$1,164,859	$ 31,171
Long-term Capital Gains	25,767	636
Total	$1,190,626	$ 31,807

New Rule Issuance. During August 2018, the U.S. Securities and Exchange Commission issued Final Rule Release No. 33-10532, Disclosure Update and Simplification. This Final Rule includes amendments specific to registered investment companies that are intended to eliminate overlap in disclosure requirements between Regulation S-X and GAAP. In accordance with these amendments, certain line-items in the Fund's financial statements have been combined or removed for the current period as outlined in the table below.

Financial Statement	Current Line-Item Presentation (As Applicable)	Prior Line-Item Presentation (As Applicable)
Statement of Assets and Liabilities	Total distributable earnings (loss)	Undistributed/Distributions in excess of/Accumulated net investment income (loss) Accumulated/Undistributed net realized gain (loss) Net unrealized appreciation (depreciation)
Statement of Changes in Net Assets	N/A - removed	Undistributed/Distributions in excess of/Accumulated net investment income (loss) end of period
Statement of Changes in Net Assets	Distributions to shareholders	Distributions to shareholders from net investment income Distributions to shareholders from net realized gain

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

A summary of the value of derivatives by primary risk exposure as of period end is included at the end of the Schedule of Investments.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $32,274,034 and $15,370,966, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services and the Fund does not pay any fees for these services. Under the management contract, the investment adviser or an affiliate pays all other expenses of the Fund, excluding fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Prior Fiscal Year Exchanges In-Kind. During the prior period, an affiliated entity completed an exchange in-kind with the Fund. The affiliated entity delivered investments and cash valued at $29,194,489 in exchange for 2,588,164 shares of the Fund. The amount of in-kind exchanges is included in share transactions in the accompanying Statement of Changes in Net Assets. The Fund recognized no gain or loss for federal income tax purposes.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $161 and is reflected in Commitment fees on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from the Fidelity Central Funds. Total security lending income during the period amounted to $4,106, including $14 from securities loaned to FCM.

9. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $64.

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Salem Street Trust and Shareholders of Fidelity Flex Mid Cap Index Fund:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of assets and liabilities of Fidelity Flex Mid Cap Index Fund (the "Fund"), a fund of Fidelity Salem Street Trust, including the schedule of investments, as of April 30, 2019, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the two years in the period then ended and for the period from March 9, 2017 (commencement of operations) to April 30, 2017, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of April 30, 2019, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the two years in the period then ended and for the period from March 9, 2017 (commencement of operations) to April 30, 2017 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of April 30, 2019, by correspondence with the custodians and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Boston, Massachusetts

June 18, 2019

We have served as the auditor of one or more of the Fidelity investment companies since 1999.

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance.  Except for Jonathan Chiel, each of the Trustees oversees 264 funds. Mr. Chiel oversees 158 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-3455 (for managed account clients) or 1-800-835-5092 (for retirement plan participants).

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Arthur E. Johnson serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's high income and other equity funds. The asset allocation funds may invest in Fidelity® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees.  In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Jonathan Chiel (1957)

Year of Election or Appointment: 2016

Trustee

Mr. Chiel also serves as Trustee of other Fidelity® funds. Mr. Chiel is Executive Vice President and General Counsel for FMR LLC (diversified financial services company, 2012-present). Previously, Mr. Chiel served as general counsel (2004-2012) and senior vice president and deputy general counsel (2000-2004) for John Hancock Financial Services; a partner with Choate, Hall & Stewart (1996-2000) (law firm); and an Assistant United States Attorney for the United States Attorney’s Office of the District of Massachusetts (1986-95), including Chief of the Criminal Division (1993-1995). Mr. Chiel is a director on the boards of the Boston Bar Foundation and the Maimonides School.

Abigail P. Johnson (1961)

Year of Election or Appointment: 2009

Trustee

Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity® funds. Ms. Johnson serves as Chairman (2016-present), Chief Executive Officer (2014-present), and Director (2007-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-present) and Chairman and Director of FMR (investment adviser firm, 2011-present). Previously, Ms. Johnson served as Vice Chairman (2007-2016) and President (2013-2016) of FMR LLC, President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity® funds (2001-2005), and managed a number of Fidelity® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

Jennifer Toolin McAuliffe (1959)

Year of Election or Appointment: 2016

Trustee

Ms. McAuliffe also serves as Trustee of other Fidelity® funds. Ms. McAuliffe previously served as a Member of the Advisory Board of certain Fidelity® funds (2016) and as Co-Head of Fixed Income of Fidelity Investments Limited (now known as FIL Limited (FIL)) (diversified financial services company). Earlier roles at FIL included Director of Research for FIL’s credit and quantitative teams in London, Hong Kong and Tokyo. Ms. McAuliffe also was the Director of Research for taxable and municipal bonds at Fidelity Investments Money Management, Inc. Ms. McAuliffe is also a director or trustee of several not-for-profit entities.

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Elizabeth S. Acton (1951)

Year of Election or Appointment: 2013

Trustee

Ms. Acton also serves as Trustee of other Fidelity® funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present). Previously, Ms. Acton served as a Member of the Advisory Board of certain Fidelity® funds (2013-2016).

Ann E. Dunwoody (1953)

Year of Election or Appointment: 2018

Trustee

General Dunwoody also serves as Trustee of other Fidelity® funds. General Dunwoody (United States Army, Retired) was the first woman in U.S. military history to achieve the rank of four-star general and prior to her retirement in 2012 held a variety of positions within the U.S. Army, including Commanding General, U.S. Army Material Command (2008-2012). She is the President of First to Four LLC (leadership and mentoring services, 2012-present). She also serves as a member of the Board of Directors and Nominating and Corporate Governance Committee of L3 Technologies, Inc. (communication, electronic, sensor, and aerospace systems, 2013-present), Board of Directors and Nomination and Corporate Governance Committees of Kforce Inc. (professional staffing services, 2016-present) and Board of Directors of Automattic Inc. (software engineering, 2018-present). Previously, General Dunwoody served as a Member of the Advisory Board of certain Fidelity® funds (2018), a member of the Board of Directors and Audit and Sustainability and Corporate Responsibility Committees of Republic Services, Inc. (waste collection, disposal and recycling, 2013-2016). Ms. Dunwoody also serves on several boards for non-profit organizations, including as a member of the Board of Directors, Chair of the Nomination and Governance Committee and member of the Audit Committee of Logistics Management Institute (consulting non-profit, 2012-present), a member of the Board of Directors of the Army Historical Foundation (2015-present), a member of the Council of Trustees for the Association of the United States Army (advocacy non-profit, 2013-present) and a member of the Board of Trustees of Florida Institute of Technology (2015-present) and ThanksUSA (military family education non-profit, 2014-present).

John Engler (1948)

Year of Election or Appointment: 2014

Trustee

Mr. Engler also serves as Trustee of other Fidelity® funds. He serves on the board of directors for Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-present) and K12 Inc. (technology-based education company, 2012-present). Previously, Mr. Engler served as interim president of Michigan State University (2018-2019), a Member of the Advisory Board of certain Fidelity® funds (2014-2016), president of the Business Roundtable (2011-2017), a trustee of The Munder Funds (2003-2014), president and CEO of the National Association of Manufacturers (2004-2011), member of the Board of Trustees of the Annie E. Casey Foundation (2004-2015), and as governor of Michigan (1991-2003). He is a past chairman of the National Governors Association.

Robert F. Gartland (1951)

Year of Election or Appointment: 2010

Trustee

Mr. Gartland also serves as Trustee of other Fidelity® funds. Mr. Gartland is Chairman and an investor in Gartland & Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007), including Managing Director (1987-2007), and Chase Manhattan Bank (1975-1978).

Arthur E. Johnson (1947)

Year of Election or Appointment: 2008

Trustee

Chairman of the Independent Trustees

Mr. Johnson also serves as Trustee of other Fidelity® funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation plc (diversified power management, 2009-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). Mr. Johnson previously served as Vice Chairman (2015-2018) of the Independent Trustees of certain Fidelity® funds and on the Board of Directors of IKON Office Solutions, Inc. (1999-2008), AGL Resources, Inc. (holding company, 2002-2016), and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)

Year of Election or Appointment: 2009

Trustee

Vice Chairman of the Independent Trustees

Mr. Kenneally also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

Marie L. Knowles (1946)

Year of Election or Appointment: 2001

Trustee

Ms. Knowles also serves as Trustee of other Fidelity® funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company (pipeline and tanker operations). Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Santa Catalina Island Company (real estate, 2009-present). Ms. Knowles is a Member of the Investment Company Institute Board of Governors and a Member of the Governing Council of the Independent Directors Council (2014-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002). Ms. Knowles previously served as Chairman (2015-2018) and Vice Chairman (2012-2015) of the Independent Trustees of certain Fidelity® funds.

Mark A. Murray (1954)

Year of Election or Appointment: 2016

Trustee

Mr. Murray also serves as Trustee of other Fidelity® funds. Mr. Murray is Vice Chairman (2013-present) of Meijer, Inc. (regional retail chain). Previously, Mr. Murray served as a Member of the Advisory Board of certain Fidelity® funds (2016) and as Co-Chief Executive Officer (2013-2016) and President (2006-2013) of Meijer, Inc. Mr. Murray serves as a member of the Board of Directors and Nuclear Review and Public Policy and Responsibility Committees of DTE Energy Company (diversified energy company, 2009-present). Mr. Murray also serves as a member of the Board of Directors of Spectrum Health (not-for-profit health system, 2015-present). Mr. Murray previously served as President of Grand Valley State University (2001-2006), Treasurer for the State of Michigan (1999-2001), Vice President of Finance and Administration for Michigan State University (1998-1999), and a member of the Board of Directors and Audit Committee and Chairman of the Nominating and Corporate Governance Committee of Universal Forest Products, Inc. (manufacturer and distributor of wood and wood-alternative products, 2004-2016). Mr. Murray is also a director or trustee of many community and professional organizations.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Advisory Board Members and Officers:

Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2017

Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer (2012-present) and Senior Vice President (2014-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as AML Officer of the funds (2012-2016), and Vice President (2007-2014) and Deputy Anti-Money Laundering Officer (2007-2012) of FMR LLC.

Craig S. Brown (1977)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Brown also serves as Assistant Treasurer of other funds. Mr. Brown is an employee of Fidelity Investments (2013-present).

John J. Burke III (1964)

Year of Election or Appointment: 2018

Chief Financial Officer

Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke serves as Head of Investment Operations for Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments (1998-present). Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).

William C. Coffey (1969)

Year of Election or Appointment: 2018

Secretary and Chief Legal Officer (CLO)

Mr. Coffey also serves as Secretary and CLO of other funds. Mr. Coffey serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company and FMR Co., Inc. (investment adviser firms, 2018-present); Secretary of Fidelity SelectCo, LLC and Fidelity Investments Money Management, Inc. (investment adviser firms, 2018-present); and CLO of Fidelity Management & Research (Hong Kong) Limited, FMR Investment Management (UK) Limited, and Fidelity Management & Research (Japan) Limited (investment adviser firms, 2018-present). He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Assistant Secretary of certain funds (2009-2018) and as Vice President and Associate General Counsel of FMR LLC (2005-2009).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2016-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as President and Treasurer of certain Fidelity® funds (2013-2018). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005). Previously, Mr. Deberghes served in other fund officer roles.

Laura M. Del Prato (1964)

Year of Election or Appointment: 2018

President and Treasurer

Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato is an employee of Fidelity Investments (2017-present). Prior to joining Fidelity Investments, Ms. Del Prato served as a Managing Director and Treasurer of the JPMorgan Mutual Funds (2014-2017). Prior to JPMorgan, Ms. Del Prato served as a partner at Cohen Fund Audit Services (accounting firm, 2012-2013) and KPMG LLP (accounting firm, 2004-2012).

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Assistant Treasurer of certain Fidelity® funds (2016-2018).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight, serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

John B. McGinty, Jr. (1962)

Year of Election or Appointment: 2016

Chief Compliance Officer

Mr. McGinty also serves as Chief Compliance Officer of other funds. Mr. McGinty is Senior Vice President of Asset Management Compliance for Fidelity Investments and is an employee of Fidelity Investments (2016-present). Mr. McGinty previously served as Vice President, Senior Attorney at Eaton Vance Management (investment management firm, 2015-2016), and prior to Eaton Vance as global CCO for all firm operations and registered investment companies at GMO LLC (investment management firm, 2009-2015). Before joining GMO LLC, Mr. McGinty served as Senior Vice President, Deputy General Counsel for Fidelity Investments (2007-2009).

Jason P. Pogorelec (1975)

Year of Election or Appointment: 2015

Assistant Secretary

Mr. Pogorelec also serves as Assistant Secretary of other funds. Mr. Pogorelec serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2006-present).

Nancy D. Prior (1967)

Year of Election or Appointment: 2014

Vice President

Ms. Prior also serves as Vice President of other funds. Ms. Prior serves as President Fixed Income, High Income/Emerging Market Debt and Multi Asset Class Strategies of FIAM LLC (2018-present), President (2016-present) and Director (2014-present) of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm), President, Fixed Income (2014-present), and is an employee of Fidelity Investments (2002-present). Previously, Ms. Prior served as Vice Chairman of FIAM LLC (investment adviser firm, 2014-2018), a Director of FMR Investment Management (UK) Limited (investment adviser firm, 2015-2018), President Multi-Asset Class Strategies of FMR's Global Asset Allocation Division (2017-2018), Vice President of Fidelity's Money Market Funds (2012-2014), President, Money Market and Short Duration Bond Group of Fidelity Management & Research (FMR) (investment adviser firm, 2013-2014), President, Money Market Group of FMR (2011-2013), Managing Director of Research (2009-2011), Senior Vice President and Deputy General Counsel (2007-2009), and Assistant Secretary of certain Fidelity® funds (2008-2009).

Stacie M. Smith (1974)

Year of Election or Appointment: 2013

Assistant Treasurer

Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2009-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Assistant Treasurer (2013-2018) and Deputy Treasurer (2013-2016) of certain Fidelity® funds.

Marc L. Spector (1972)

Year of Election or Appointment: 2016

Deputy Treasurer

Mr. Spector also serves as an officer of other funds. Mr. Spector serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2016-present). Prior to joining Fidelity Investments, Mr. Spector served as Director at the Siegfried Group (accounting firm, 2013-2016), and prior to Siegfried Group as audit senior manager at Deloitte & Touche (accounting firm, 2005-2013).

Jim Wegmann (1979)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Wegmann also serves as Assistant Treasurer of other funds. Mr. Wegmann is an employee of Fidelity Investments (2011-present).

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2018 to April 30, 2019).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value November 1, 2018	Ending Account Value April 30, 2019	Expenses Paid During Period-B November 1, 2018 to April 30, 2019
Actual	- %-C	$1,000.00	$1,117.30	$--D
Hypothetical-E		$1,000.00	$1,024.79	$--D

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

 C Amount represents less than .005%.

 D Amount represents less than $.005.

 E 5% return per year before expenses

Distributions (Unaudited)

The fund hereby designates as a capital gain dividend with respect to the taxable year ended April 30, 2019, $159,923, or, if subsequently determined to be different, the net capital gain of such year.

The fund designates 55% and 54% of the dividends distributed in June and December 2018, respectively during the fiscal year as qualifying for the dividends–received deduction for corporate shareholders.

The fund designates 59% and 57% of the dividends distributed in June and December 2018, respectively during the fiscal year as amounts which may be taken into account as a dividend for the purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2020 of amounts for use in preparing 2019 income tax returns.

ZMP-ANN-0619
1.9881627.102

Fidelity Flex℠ Funds Fidelity Flex℠ Small Cap Index Fund Annual Report April 30, 2019

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Performance
Management's Discussion of Fund Performance
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-3455 (for managed account clients) or 1-800-835-5092 (for retirement plan participants) to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2019 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended April 30, 2019	Past 1 year	Life of fundA
Fidelity Flex℠ Small Cap Index Fund	4.63%	9.10%

 A From March 9, 2017

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Flex℠ Small Cap Index Fund on March 9, 2017, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the Russell 2000® Index performed over the same period.

Period Ending Values
$12,052	Fidelity Flex℠ Small Cap Index Fund
$12,037	Russell 2000® Index

Management's Discussion of Fund Performance

Market Recap:  The S&P 500® index gained 13.49% for the 12 months ending April 30, 2019, as U.S. equities began the new year on a high note after enduring an historically volatile final quarter of 2018. The index rose 18.25% year to date, its strongest four-month opening since 1987, amid upbeat company earnings/outlooks and signs the Fed may pause on rates. After achieving a record close in late April, the S&P 500® moved a bit higher to end the period. The uptrend was in sharp contrast to late 2018, when rising U.S. Treasury yields and concern about peaking corporate earnings growth sent many investors fleeing from risk assets as they were still dealing with lingering uncertainty related to global trade and the Fed picking up the pace of interest rate hikes. The index returned -6.84% in October, at the time its largest monthly drop in seven years. But conditions worsened through Christmas, as jitters about the economy and another hike in rates led to a spike in market volatility and a -9.03% result for December. For the full period, eight of 11 sectors registered a double-digit gain, led by information technology (+25%). Three defensive groups also stood out: real estate (+21%), consumer staples (+18%) and utilities (+18%). Communication services – a mix of telecom stocks and media/entertainment names – gained 17%, followed by consumer discretionary (+16%). In contrast, energy (-7%) lost ground, while materials (+3%), financials (+4%), health care (+11%) and industrials (+11%) also trailed the broad market.

Comments from the Geode Capital Management, LLC, passive equity index team:  For the fiscal year, the fund performed roughly in line with the 4.61% gain of the benchmark Russell 2000® Index. Many top individual contributors this period came from the information technology sector – the strongest-performing sector in the index, led by Trade Desk (+333%). Shares of this online advertising marketplace continued to gain sharply as the company repeatedly reported better-than-expected financial results. Other technology-sector contributors included semiconductor-related companies Cree (+77%) and Integrated Device Tech (+76%), which was no longer held at period end, and software businesses Hubspot (+74%) and Coupa Software (+123%). Elsewhere, strong financial performance lifted shares of Etsy (+126%), an e-commerce web site, as well as discount retailer Five Below (+107%). In contrast, shares of biotechnology company Nektar Therapeutics (-37%), which was no longer held at period end, fell sharply early in the period, in response to an unfavorable drug trial result. Shares of Stamps.com (-62%) struggled after the company terminated an important contract with the U.S. Postal Service. Also detracting was energy services company McDermott International (-57%).

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Note to Shareholders:  On March 22, 2019, Pat Waddell retired and is no longer a portfolio manager with Geode Capital Management.

Investment Summary (Unaudited)

Top Ten Stocks as of April 30, 2019

% of fund's net assets
Etsy, Inc.	0.4
Five Below, Inc.	0.4
The Trade Desk, Inc.	0.4
HubSpot, Inc.	0.3
Cree, Inc.	0.3
Planet Fitness, Inc.	0.3
Woodward, Inc.	0.3
Entegris, Inc.	0.3
Coupa Software, Inc.	0.3
Primerica, Inc.	0.3
3.3

Top Market Sectors as of April 30, 2019

% of fund's net assets
Financials	17.5
Information Technology	15.5
Industrials	15.0
Health Care	14.9
Consumer Discretionary	11.9
Real Estate	7.4
Materials	3.7
Utilities	3.7
Energy	3.3
Communication Services	3.2

Asset Allocation (% of fund's net assets)

As of April 30, 2019*
Stocks and Equity Futures	100.1%
Short-Term Investments and Net Other Assets (Liabilities)**	(0.1)%

 * Foreign investments - 4.4%

 ** Short-Term Investments and Net Other Assets (Liabilities) are not included in the pie chart

Schedule of Investments April 30, 2019

Showing Percentage of Net Assets

Common Stocks - 98.9%
	Shares	Value
COMMUNICATION SERVICES - 3.2%
Diversified Telecommunication Services - 0.5%
Atn International, Inc.	389	$23,748
Cincinnati Bell, Inc. (a)	1,588	14,133
Cogent Communications Group, Inc.	1,509	83,342
Consolidated Communications Holdings, Inc.	2,534	13,075
Frontier Communications Corp. (a)(b)	3,889	11,084
Intelsat SA (a)	1,974	39,954
Iridium Communications, Inc. (a)	3,441	94,490
Ooma, Inc. (a)	656	8,849
ORBCOMM, Inc. (a)	2,527	18,295
PDVWireless, Inc. (a)	331	13,174
Vonage Holdings Corp. (a)	7,802	75,835
WideOpenWest, Inc. (a)	1,021	8,158
		404,137
Entertainment - 0.4%
AMC Entertainment Holdings, Inc. Class A (b)	1,870	28,349
Eros International PLC (a)	1,293	11,223
Glu Mobile, Inc. (a)	4,025	44,034
IMAX Corp. (a)	1,912	46,615
LiveXLive Media, Inc. (a)	1,001	4,975
Marcus Corp.	720	27,086
Reading International, Inc. Class A (a)	552	8,424
Rosetta Stone, Inc. (a)	693	17,477
World Wrestling Entertainment, Inc. Class A	1,526	127,955
		316,138
Interactive Media & Services - 0.4%
Care.com, Inc. (a)	697	11,675
CarGurus, Inc. Class A (a)	1,795	73,128
Liberty TripAdvisor Holdings, Inc. (a)	2,608	38,442
MeetMe, Inc. (a)	2,486	13,822
QuinStreet, Inc. (a)	1,588	22,661
Travelzoo, Inc. (a)	163	2,864
TrueCar, Inc. (a)	3,413	21,980
Yelp, Inc. (a)	2,903	116,294
		300,866
Media - 1.7%
Beasley Broadcast Group, Inc. Class A	243	892
Central European Media Enterprises Ltd. Class A (a)	2,947	11,670
Clear Channel Outdoor Holding, Inc. Class A (a)	1,311	6,411
Daily Journal Corp. (a)	39	8,697
E.W. Scripps Co. Class A	1,614	36,783
Emerald Expositions Events, Inc.	848	11,914
Entercom Communications Corp. Class A	4,724	32,501
Entravision Communication Corp. Class A	2,211	6,346
Fluent, Inc. (a)	1,144	8,042
Gannett Co., Inc.	4,000	37,320
Gray Television, Inc. (a)	2,831	66,330
Hemisphere Media Group, Inc. (a)	614	8,971
Liberty Latin America Ltd.:
Class A (a)	1,432	29,972
Class C (a)	4,173	86,965
Liberty Media Corp.:
Liberty Braves Class A (a)	381	10,805
Liberty Braves Class C (a)	1,243	34,990
Loral Space & Communications Ltd. (a)	441	16,238
MDC Partners, Inc. Class A (a)	1,918	4,028
Meredith Corp.	1,404	82,836
MSG Network, Inc. Class A (a)	2,105	48,478
National CineMedia, Inc.	2,810	19,614
New Media Investment Group, Inc.	2,156	23,048
Nexstar Broadcasting Group, Inc. Class A	1,598	187,046
Saga Communications, Inc. Class A	130	4,170
Scholastic Corp.	1,019	40,638
Sinclair Broadcast Group, Inc. Class A	2,419	110,766
TechTarget, Inc. (a)	714	11,917
Tegna, Inc.	7,759	123,523
The New York Times Co. Class A	4,685	155,308
tronc, Inc. (a)	595	6,402
		1,232,621
Wireless Telecommunication Services - 0.2%
Boingo Wireless, Inc. (a)	1,468	33,382
Gogo, Inc. (a)(b)	2,129	11,199
NII Holdings, Inc. (a)	3,032	5,943
Shenandoah Telecommunications Co.	1,654	68,360
Spok Holdings, Inc.	627	8,684
		127,568

TOTAL COMMUNICATION SERVICES		2,381,330

CONSUMER DISCRETIONARY - 11.9%
Auto Components - 1.0%
American Axle & Manufacturing Holdings, Inc. (a)	4,022	59,325
Cooper Tire & Rubber Co.	1,788	53,390
Cooper-Standard Holding, Inc. (a)	634	32,125
Dana Holding Corp.	5,192	101,244
Dorman Products, Inc. (a)	960	84,163
Fox Factory Holding Corp. (a)	1,280	99,328
Gentherm, Inc. (a)	1,229	52,060
LCI Industries	875	76,869
Modine Manufacturing Co. (a)	1,761	26,045
Motorcar Parts of America, Inc. (a)(b)	653	13,491
Shiloh Industries, Inc. (a)	507	2,900
Standard Motor Products, Inc.	751	37,527
Stoneridge, Inc. (a)	972	30,550
Superior Industries International, Inc.	971	4,806
Tenneco, Inc.	1,874	41,078
Tower International, Inc.	682	15,918
		730,819
Automobiles - 0.1%
REV Group, Inc.	1,011	12,830
Winnebago Industries, Inc.	1,111	39,296
		52,126
Distributors - 0.1%
Core-Mark Holding Co., Inc.	1,619	58,851
Weyco Group, Inc.	210	7,205
		66,056
Diversified Consumer Services - 0.8%
Adtalem Global Education, Inc. (a)	2,069	102,043
American Public Education, Inc. (a)	576	18,432
Career Education Corp. (a)	2,424	43,996
Carriage Services, Inc.	647	11,355
Chegg, Inc. (a)	3,865	137,787
Houghton Mifflin Harcourt Co. (a)	3,702	26,395
K12, Inc. (a)	1,323	39,849
Laureate Education, Inc. Class A (a)	3,369	53,028
Regis Corp. (a)	1,136	21,266
Sotheby's Class A (Ltd. vtg.) (a)	1,226	51,713
Strategic Education, Inc.	747	107,082
Weight Watchers International, Inc. (a)	424	8,658
		621,604
Hotels, Restaurants & Leisure - 2.9%
BFC Financial Corp. Class A	2,252	12,476
Biglari Holdings, Inc. (a)	6	4,422
Biglari Holdings, Inc. (a)	21	2,926
BJ's Restaurants, Inc.	750	37,433
Bloomin' Brands, Inc.	3,000	59,970
Bluegreen Vacations Corp.	255	3,876
Boyd Gaming Corp.	2,972	85,534
Brinker International, Inc.	1,350	57,740
Carrols Restaurant Group, Inc. (a)	1,275	12,508
Century Casinos, Inc. (a)	946	8,609
Churchill Downs, Inc.	1,251	126,163
Chuy's Holdings, Inc. (a)	629	12,511
Cracker Barrel Old Country Store, Inc.	684	115,418
Dave & Buster's Entertainment, Inc.	1,372	77,984
Del Frisco's Restaurant Group, Inc. (a)	1,292	8,656
Del Taco Restaurants, Inc. (a)	1,047	10,522
Denny's Corp. (a)	2,182	40,629
Dine Brands Global, Inc.	595	52,753
Drive Shack, Inc. (a)	2,074	10,660
El Pollo Loco Holdings, Inc. (a)	739	9,444
Eldorado Resorts, Inc. (a)(b)	2,336	115,328
Empire Resorts, Inc. (a)	126	1,755
Fiesta Restaurant Group, Inc. (a)	892	11,293
Golden Entertainment, Inc. (a)	679	10,681
Habit Restaurants, Inc. Class A (a)	708	7,547
International Speedway Corp. Class A	825	36,399
J. Alexanders Holdings, Inc. (a)	448	4,924
Jack in the Box, Inc.	932	71,857
Lindblad Expeditions Holdings (a)	774	12,547
Marriott Vacations Worldwide Corp.	1,395	147,354
Monarch Casino & Resort, Inc. (a)	412	17,588
Nathan's Famous, Inc.	96	6,629
Noodles & Co. (a)	479	3,425
Papa John's International, Inc. (b)	792	40,519
Penn National Gaming, Inc. (a)	3,901	84,535
Planet Fitness, Inc. (a)	3,150	238,455
PlayAGS, Inc. (a)	795	19,175
Potbelly Corp. (a)	765	6,809
RCI Hospitality Holdings, Inc.	308	7,013
Red Lion Hotels Corp. (a)	548	4,340
Red Robin Gourmet Burgers, Inc. (a)	489	15,663
Red Rock Resorts, Inc.	2,459	66,344
Ruth's Hospitality Group, Inc.	1,055	27,409
Scientific Games Corp. Class A (a)(b)	1,751	40,501
SeaWorld Entertainment, Inc. (a)	1,954	52,015
Shake Shack, Inc. Class A (a)	877	53,760
Speedway Motorsports, Inc.	395	7,248
Texas Roadhouse, Inc. Class A	2,418	130,596
The Cheesecake Factory, Inc.	1,501	74,480
Town Sports International Holdings, Inc. (a)	506	1,837
Wingstop, Inc.	1,043	78,507
YETI Holdings, Inc. (b)	632	22,550
		2,169,317
Household Durables - 1.6%
Bassett Furniture Industries, Inc.	351	6,234
Beazer Homes U.S.A., Inc. (a)	1,052	13,981
Cavco Industries, Inc. (a)	303	37,805
Century Communities, Inc. (a)	950	24,159
Ethan Allen Interiors, Inc.	880	19,448
Flexsteel Industries, Inc.	253	5,480
GoPro, Inc. Class A (a)	4,053	23,953
Green Brick Partners, Inc. (a)	934	8,350
Hamilton Beach Brands Holding Co. Class A	219	3,964
Helen of Troy Ltd. (a)	912	131,328
Hooker Furniture Corp.	399	11,894
Hovnanian Enterprises, Inc. Class A (a)	216	3,288
Installed Building Products, Inc. (a)	772	37,079
iRobot Corp. (a)	957	99,088
KB Home	3,111	80,606
La-Z-Boy, Inc.	1,649	54,087
LGI Homes, Inc. (a)(b)	659	45,675
Lifetime Brands, Inc.	405	3,831
Lovesac (a)	196	7,721
M.D.C. Holdings, Inc.	1,739	53,144
M/I Homes, Inc. (a)	989	27,860
Meritage Homes Corp. (a)	1,348	68,950
New Home Co. LLC (a)	438	2,019
Purple Innovation, Inc. (a)	141	812
Roku, Inc. Class A (a)	1,545	98,247
Skyline Champion Corp.	1,196	25,248
Sonos, Inc.	546	5,962
Taylor Morrison Home Corp. (a)	4,075	78,892
TopBuild Corp. (a)	1,273	90,676
TRI Pointe Homes, Inc. (a)	5,009	65,367
Tupperware Brands Corp.	1,728	41,126
Turtle Beach Corp. (a)	276	2,826
Universal Electronics, Inc. (a)	487	18,530
Vuzix Corp. (a)(b)	801	1,898
William Lyon Homes, Inc. (a)	1,174	19,794
Zagg, Inc. (a)	940	7,746
		1,227,068
Internet & Direct Marketing Retail - 0.8%
1-800-FLOWERS.com, Inc. Class A (a)	1,010	21,503
Duluth Holdings, Inc. (a)	287	4,569
Etsy, Inc. (a)	4,255	287,343
Gaia, Inc. Class A (a)(b)	382	4,042
Groupon, Inc. (a)	16,405	57,746
Lands' End, Inc. (a)	359	6,286
Leaf Group Ltd. (a)	739	6,200
Liberty Expedia Holdings, Inc. (a)	1,936	89,869
Liquidity Services, Inc. (a)	1,098	7,455
Overstock.com, Inc. (a)(b)	790	10,412
PetMed Express, Inc.	795	17,371
Quotient Technology, Inc. (a)	2,869	26,653
Remark Holdings, Inc. (a)	956	1,205
Shutterfly, Inc. (a)	726	31,821
Shutterstock, Inc.	670	27,102
Stamps.com, Inc. (a)	415	35,607
		635,184
Leisure Products - 0.3%
Acushnet Holdings Corp.	1,277	32,193
American Outdoor Brands Corp. (a)	1,868	18,400
Callaway Golf Co.	3,328	58,440
Clarus Corp.	729	9,783
Escalade, Inc.	367	4,419
Johnson Outdoors, Inc. Class A	168	12,881
Malibu Boats, Inc. Class A (a)	751	31,257
Marine Products Corp.	254	3,853
MCBC Holdings, Inc. (a)	641	15,858
Nautilus, Inc. (a)	1,235	6,607
Sturm, Ruger & Co., Inc.	605	33,874
Vista Outdoor, Inc. (a)	2,151	18,563
		246,128
Multiline Retail - 0.4%
Big Lots, Inc.	1,445	53,696
Dillard's, Inc. Class A	397	27,175
JC Penney Corp., Inc. (a)	11,661	15,976
Ollie's Bargain Outlet Holdings, Inc. (a)	1,773	169,570
		266,417
Specialty Retail - 3.0%
Aaron's, Inc. Class A	2,470	137,554
Abercrombie & Fitch Co. Class A	2,368	70,780
America's Car Mart, Inc. (a)	209	20,701
American Eagle Outfitters, Inc.	5,757	136,901
Armstrong Flooring, Inc. (a)	734	10,636
Asbury Automotive Group, Inc. (a)	690	55,324
Ascena Retail Group, Inc. (a)	6,649	7,912
At Home Group, Inc. (a)	1,634	38,383
Barnes & Noble Education, Inc. (a)	1,490	6,407
Barnes & Noble, Inc.	2,193	11,031
Bed Bath & Beyond, Inc.	4,717	78,821
Big 5 Sporting Goods Corp.	975	2,564
Boot Barn Holdings, Inc. (a)	991	28,531
Caleres, Inc.	1,527	40,053
Camping World Holdings, Inc.	1,164	17,367
Cars.com, Inc. (a)	2,521	52,462
Carvana Co. Class A (a)(b)	1,159	82,938
Chico's FAS, Inc.	4,535	15,873
Citi Trends, Inc.	452	8,367
Conn's, Inc. (a)	713	18,445
DSW, Inc. Class A	2,444	54,379
Express, Inc. (a)	2,575	9,476
Five Below, Inc. (a)	1,945	284,729
Francesca's Holdings Corp. (a)	2,190	1,515
GameStop Corp. Class A	3,683	31,858
Genesco, Inc. (a)	704	31,546
GNC Holdings, Inc. Class A (a)(b)	3,151	6,995
Group 1 Automotive, Inc.	659	51,606
Guess?, Inc.	2,071	42,186
Haverty Furniture Companies, Inc.	687	16,364
Hibbett Sports, Inc. (a)	676	13,993
Hudson Ltd. (a)	1,423	21,829
Kirkland's, Inc. (a)	528	3,105
Lithia Motors, Inc. Class A (sub. vtg.)	798	90,589
Lumber Liquidators Holdings, Inc. (a)(b)	1,050	13,881
MarineMax, Inc. (a)	814	14,074
Monro, Inc.	1,125	94,309
Murphy U.S.A., Inc. (a)	1,075	91,880
Office Depot, Inc.	19,302	46,325
Party City Holdco, Inc. (a)	2,113	14,157
Pier 1 Imports, Inc. (a)(b)	2,791	2,531
Rent-A-Center, Inc. (a)	1,587	39,564
RH (a)	680	72,563
RTW Retailwinds, Inc. (a)	1,023	2,373
Sally Beauty Holdings, Inc. (a)	4,281	75,774
Shoe Carnival, Inc.	358	12,766
Signet Jewelers Ltd.	1,280	29,670
Sleep Number Corp. (a)	1,158	40,298
Sonic Automotive, Inc. Class A (sub. vtg.)	887	17,944
Sportsman's Warehouse Holdings, Inc. (a)	1,263	5,633
Tailored Brands, Inc.	1,707	13,912
The Buckle, Inc.	1,051	19,422
The Cato Corp. Class A (sub. vtg.)	825	12,507
The Children's Place Retail Stores, Inc.	566	63,856
The Container Store Group, Inc. (a)	539	4,657
Tile Shop Holdings, Inc.	1,506	7,319
Tilly's, Inc.	709	8,338
Winmark Corp.	87	16,056
Zumiez, Inc. (a)	682	18,162
		2,239,191
Textiles, Apparel & Luxury Goods - 0.9%
Crocs, Inc. (a)	2,351	65,475
Culp, Inc.	385	7,900
Deckers Outdoor Corp. (a)	1,041	164,697
Fossil Group, Inc. (a)(b)	1,669	21,814
G-III Apparel Group Ltd. (a)	1,541	66,494
J.Jill, Inc.	544	3,052
Movado Group, Inc.	573	20,427
Oxford Industries, Inc.	601	49,919
Rocky Brands, Inc.	232	5,918
Steven Madden Ltd.	3,095	112,503
Superior Group of Companies, Inc.	296	4,955
Unifi, Inc. (a)	592	11,958
Vera Bradley, Inc. (a)	769	9,443
Wolverine World Wide, Inc.	3,300	121,473
		666,028

TOTAL CONSUMER DISCRETIONARY		8,919,938

CONSUMER STAPLES - 2.8%
Beverages - 0.3%
Boston Beer Co., Inc. Class A (a)	292	90,523
Castle Brands, Inc. (a)	3,119	1,995
Celsius Holdings, Inc. (a)	799	3,308
Coca-Cola Bottling Co. Consolidated	168	54,605
Craft Brew Alliance, Inc. (a)	444	6,265
MGP Ingredients, Inc.	475	41,738
National Beverage Corp.	429	24,024
Primo Water Corp. (a)	1,169	18,412
		240,870
Food & Staples Retailing - 0.6%
Andersons, Inc.	985	32,210
BJ's Wholesale Club Holdings, Inc.	4,552	129,049
Chefs' Warehouse Holdings (a)	787	25,719
Ingles Markets, Inc. Class A	520	14,274
Natural Grocers by Vitamin Cottage, Inc. (a)(b)	312	3,863
Performance Food Group Co. (a)	3,626	148,485
PriceSmart, Inc.	793	47,429
Rite Aid Corp. (a)(b)	1,955	17,908
Smart & Final Stores, Inc. (a)	905	5,910
SpartanNash Co.	1,293	20,908
United Natural Foods, Inc. (a)	640	8,269
Village Super Market, Inc. Class A	283	8,315
Weis Markets, Inc.	354	14,886
		477,225
Food Products - 1.2%
Alico, Inc.	102	2,834
B&G Foods, Inc. Class A (b)	2,335	60,710
Cal-Maine Foods, Inc.	1,094	44,974
Calavo Growers, Inc.	560	53,654
Darling International, Inc. (a)	5,809	126,694
Dean Foods Co.	3,591	6,105
Farmer Brothers Co. (a)	345	6,955
Fresh Del Monte Produce, Inc.	1,088	32,107
Freshpet, Inc. (a)	948	42,338
Hostess Brands, Inc. Class A (a)	3,506	46,980
J&J Snack Foods Corp.	535	84,091
John B. Sanfilippo & Son, Inc.	297	21,417
Lancaster Colony Corp.	670	99,636
Landec Corp. (a)	850	8,934
Limoneira Co.	510	11,648
nLIGHT, Inc. (a)	818	21,374
Sanderson Farms, Inc.	708	107,354
Seneca Foods Corp. Class A (a)	244	6,039
The Simply Good Foods Co. (a)	2,166	48,648
Tootsie Roll Industries, Inc.	613	23,803
		856,295
Household Products - 0.2%
Central Garden & Pet Co. (a)	500	13,490
Central Garden & Pet Co. Class A (non-vtg.) (a)	1,311	32,093
Funko, Inc. (a)	393	7,793
Oil-Dri Corp. of America	172	5,471
WD-40 Co.	488	82,106
		140,953
Personal Products - 0.3%
Edgewell Personal Care Co. (a)	1,930	79,574
elf Beauty, Inc. (a)	853	10,910
Inter Parfums, Inc.	616	44,654
MediFast, Inc.	413	60,583
Natural Health Trends Corp.	257	2,971
Nature's Sunshine Products, Inc. (a)	285	2,565
Revlon, Inc. (a)	279	5,957
USANA Health Sciences, Inc. (a)	448	37,390
		244,604
Tobacco - 0.2%
22nd Century Group, Inc. (a)(b)	4,379	9,590
Pyxus International, Inc. (a)	289	6,598
Turning Point Brands, Inc.	280	11,976
Universal Corp.	867	46,697
Vector Group Ltd.	3,634	34,632
		109,493

TOTAL CONSUMER STAPLES		2,069,440

ENERGY - 3.3%
Energy Equipment & Services - 1.0%
Archrock, Inc.	4,595	46,455
Basic Energy Services, Inc. (a)	663	1,671
Bristow Group, Inc. (a)(b)	1,115	563
C&J Energy Services, Inc. (a)	2,319	32,582
Carbo Ceramics, Inc. (a)	770	2,094
Dawson Geophysical Co.	705	1,974
Diamond Offshore Drilling, Inc. (a)(b)	2,348	22,799
Dmc Global, Inc.	507	35,135
Dril-Quip, Inc. (a)	1,274	55,495
Era Group, Inc. (a)	705	6,796
Exterran Corp. (a)	1,110	15,784
Forum Energy Technologies, Inc. (a)	3,027	18,101
Frank's International NV (a)	2,511	14,664
FTS International, Inc. (a)	1,104	11,426
Helix Energy Solutions Group, Inc. (a)	5,032	39,350
Independence Contract Drilling, Inc. (a)	1,659	4,695
ION Geophysical Corp. (a)	364	4,656
Key Energy Services, Inc. (a)	313	1,308
KLX Energy Services Holdings, Inc. (a)	730	20,477
Liberty Oilfield Services, Inc. Class A	1,589	23,692
Mammoth Energy Services, Inc.	426	6,641
Matrix Service Co. (a)	1,033	20,257
McDermott International, Inc. (a)	6,374	51,566
Natural Gas Services Group, Inc. (a)	428	6,878
NCS Multistage Holdings, Inc. (a)	359	1,425
Newpark Resources, Inc. (a)	3,099	22,623
Noble Corp. (a)	9,040	23,775
Nuverra Environmental Solutions, Inc. (a)	64	559
Oceaneering International, Inc. (a)	3,531	67,795
Oil States International, Inc. (a)	2,075	40,089
Pioneer Energy Services Corp. (a)	2,605	4,533
Profire Energy, Inc. (a)	791	1,250
Quintana Energy Services, Inc. (a)	185	881
RigNet, Inc. (a)	490	4,601
SEACOR Holdings, Inc. (a)	592	26,368
SEACOR Marine Holdings, Inc. (a)	577	7,836
Smart Sand, Inc. (a)	721	2,834
Solaris Oilfield Infrastructure, Inc. Class A	936	15,903
Superior Energy Services, Inc. (a)	5,545	19,907
TETRA Technologies, Inc. (a)	4,245	10,103
Tidewater, Inc. (a)	1,038	23,355
U.S. Silica Holdings, Inc.	2,802	44,328
Unit Corp. (a)	1,910	25,900
		789,124
Oil, Gas & Consumable Fuels - 2.3%
Abraxas Petroleum Corp. (a)	5,568	7,684
Adams Resources & Energy, Inc.	72	2,603
Alta Mesa Resources, Inc. Class A (a)(b)	3,360	739
Approach Resources, Inc. (a)(b)	1,592	544
Arch Coal, Inc.	620	60,128
Ardmore Shipping Corp. (a)	1,136	7,929
Berry Petroleum Corp.	2,042	23,197
Bonanza Creek Energy, Inc. (a)	647	15,573
California Resources Corp. (a)	1,603	33,791
Callon Petroleum Co. (a)	8,118	60,966
Carrizo Oil & Gas, Inc. (a)	3,164	40,562
Chesapeake Energy Corp. (a)	1	3
Cimarex Energy Co.	7	481
Clean Energy Fuels Corp. (a)	4,998	15,694
CONSOL Energy, Inc. (a)	983	33,324
CVR Energy, Inc.	647	29,510
Delek U.S. Holdings, Inc.	2,923	108,326
Denbury Resources, Inc. (a)	16,537	36,878
DHT Holdings, Inc.	3,165	16,869
Dorian Lpg Ltd. (a)	953	7,643
Earthstone Energy, Inc. (a)	677	4,536
Energy Fuels, Inc. (a)	2,925	8,755
EP Energy Corp. (a)	1,267	360
Evolution Petroleum Corp.	861	6,053
Frontline Ltd. (NY Shares) (a)(b)	2,782	22,785
GasLog Ltd.	1,481	23,148
Golar LNG Ltd.	3,437	67,159
Goodrich Petroleum Corp. (a)	311	4,258
Green Plains, Inc.	1,413	24,544
Gulfport Energy Corp. (a)	6,223	40,761
Halcon Resources Corp. (a)(b)	5,258	6,835
Hallador Energy Co.	554	2,859
Highpoint Resources, Inc. (a)	4,052	11,102
International Seaways, Inc. (a)	801	14,274
Isramco, Inc. (a)	27	3,131
Jagged Peak Energy, Inc. (a)	2,346	24,797
Laredo Petroleum, Inc. (a)	5,634	17,015
Lilis Energy, Inc. (a)	1,496	1,915
Matador Resources Co. (a)	3,766	74,153
Midstates Petroleum Co., Inc. (a)	539	6,883
Montage Resources Corp. (a)	195	2,168
NACCO Industries, Inc. Class A	130	5,316
Nextdecade Corp. (a)	242	1,343
Nine Energy Service, Inc. (a)	504	10,146
Nordic American Tanker Shipping Ltd.	5,211	11,152
Northern Oil & Gas, Inc. (a)	7,050	18,683
Oasis Petroleum, Inc. (a)	9,646	58,841
Overseas Shipholding Group, Inc. (a)	1,995	3,631
Panhandle Royalty Co. Class A	538	8,070
Par Pacific Holdings, Inc. (a)	1,110	21,689
PDC Energy, Inc. (a)	2,349	102,158
Peabody Energy Corp.	2,770	79,693
Penn Virginia Corp. (a)	463	20,789
Ramaco Resources, Inc. (a)	213	1,431
Renewable Energy Group, Inc. (a)	1,312	31,645
Rex American Resources Corp. (a)	214	18,085
Ring Energy, Inc. (a)	1,974	10,225
Rosehill Resources, Inc. (a)	82	386
SandRidge Energy, Inc. (a)	1,055	8,820
Scorpio Tankers, Inc.	1,612	41,557
SemGroup Corp. Class A	2,860	37,352
Ship Finance International Ltd. (NY Shares) (b)	2,923	37,297
SilverBow Resources, Inc. (a)	243	4,408
Southwestern Energy Co. (a)	20,856	82,381
SRC Energy, Inc. (a)	8,601	52,896
Talos Energy, Inc. (a)	733	21,770
Teekay Corp.	2,348	9,768
Teekay Tankers Ltd. (a)	6,669	7,269
Tellurian, Inc. (a)	3,000	28,500
Ultra Petroleum Corp. (a)(b)	5,492	2,309
Uranium Energy Corp. (a)	6,103	8,605
W&T Offshore, Inc. (a)	3,416	21,794
World Fuel Services Corp.	2,374	73,238
Zion Oil & Gas, Inc. (a)	1,924	1,074
		1,712,256

TOTAL ENERGY		2,501,380

FINANCIALS - 17.5%
Banks - 9.1%
1st Constitution Bancorp	260	4,883
1st Source Corp.	581	27,208
ACNB Corp.	241	9,127
Allegiance Bancshares, Inc. (a)	410	14,174
Amalgamated Bank	419	7,102
American National Bankshares, Inc.	365	13,804
Ameris Bancorp	1,517	55,310
Ames National Corp.	299	8,447
Arrow Financial Corp.	427	14,369
Atlantic Capital Bancshares, Inc. (a)	869	15,155
Auburn National Bancorp., Inc.	82	2,933
Banc of California, Inc.	1,498	21,736
BancFirst Corp.	641	36,152
Bancorp, Inc., Delaware (a)	1,743	17,796
BancorpSouth Bank	3,353	102,199
Bank of Commerce Holdings	673	7,282
Bank of Marin Bancorp	479	20,286
Bank7 Corp.	123	2,130
BankFinancial Corp.	454	6,815
Bankwell Financial Group, Inc.	249	7,592
Banner Corp.	1,152	61,079
Bar Harbor Bankshares	527	13,850
BayCom Corp.	360	8,298
BCB Bancorp, Inc.	458	6,055
Berkshire Hills Bancorp, Inc.	1,464	43,905
Boston Private Financial Holdings, Inc.	3,032	34,716
Bridge Bancorp, Inc.	571	17,695
Bridgewater Bancshares, Inc. (a)	801	8,563
Brookline Bancorp, Inc., Delaware	2,861	43,058
Bryn Mawr Bank Corp.	687	26,168
Business First Bancshares, Inc.	415	10,562
Byline Bancorp, Inc. (a)	564	11,291
C & F Financial Corp.	133	6,451
Cadence Bancorp Class A	4,318	98,235
Cambridge Bancorp	140	11,739
Camden National Corp.	579	25,464
Capital Bancorp, Inc.	220	2,501
Capital City Bank Group, Inc.	395	9,061
Capstar Financial Holdings, Inc.	284	4,399
Carolina Financial Corp.	785	28,331
Cathay General Bancorp	2,723	100,179
CB Financial Services, Inc.	162	3,846
CBTX, Inc.	661	20,954
Centerstate Banks of Florida, Inc.	4,320	106,618
Central Pacific Financial Corp.	987	29,620
Central Valley Community Bancorp	399	8,164
Century Bancorp, Inc. Class A (non-vtg.)	98	8,984
Chemical Financial Corp.	2,539	111,538
Chemung Financial Corp.	117	5,543
Citizens & Northern Corp.	410	11,624
City Holding Co.	579	45,961
Civista Bancshares, Inc.	480	10,560
CNB Financial Corp., Pennsylvania	498	14,183
Coastal Financial Corp. of Washington (a)	257	4,099
Codorus Valley Bancorp, Inc.	322	6,814
Columbia Banking Systems, Inc.	2,616	98,205
Community Bank System, Inc.	1,782	118,432
Community Bankers Trust Corp.	941	7,415
Community Financial Corp.	165	5,052
Community Trust Bancorp, Inc.	530	22,393
ConnectOne Bancorp, Inc.	1,038	22,660
County Bancorp, Inc.	177	3,174
Customers Bancorp, Inc. (a)	1,014	22,967
CVB Financial Corp.	3,946	85,628
Eagle Bancorp, Inc. (a)	1,136	62,775
Enterprise Bancorp, Inc.	339	10,756
Enterprise Financial Services Corp.	817	34,755
Equity Bancshares, Inc. (a)	466	12,237
Esquire Financial Holdings, Inc. (a)	208	5,229
Evans Bancorp, Inc.	161	5,915
Farmers & Merchants Bancorp, Inc.	304	9,649
Farmers National Banc Corp.	872	12,548
Fidelity D & D Bancorp, Inc.	95	5,700
Fidelity Southern Corp.	821	23,899
Financial Institutions, Inc.	527	14,493
First Bancorp, North Carolina	1,053	39,919
First Bancorp, Puerto Rico	7,640	86,332
First Bancshares, Inc.	426	13,155
First Bank Hamilton New Jersey	545	6,218
First Busey Corp.	1,575	40,698
First Business Finance Services, Inc.	340	7,830
First Choice Bancorp	307	6,527
First Commonwealth Financial Corp.	3,536	48,125
First Community Bankshares, In	543	18,875
First Community Corp.	322	6,050
First Financial Bancorp, Ohio	3,394	85,189
First Financial Bankshares, Inc.	2,308	141,988
First Financial Corp., Indiana	414	17,044
First Financial Northwest, Inc.	352	5,889
First Foundation, Inc.	1,316	18,700
First Guaranty Bancshares, Inc.	168	3,604
First Internet Bancorp	340	7,443
First Interstate Bancsystem, Inc.	1,160	49,022
First Merchants Corp.	1,702	62,412
First Mid-Illinois Bancshares, Inc.	436	15,038
First Midwest Bancorp, Inc., Delaware	3,729	80,062
First Northwest Bancorp	324	5,275
First of Long Island Corp.	845	19,663
First Savings Financial Group, Inc.	63	3,660
First United Corp.	239	4,522
Flushing Financial Corp.	929	20,995
Franklin Financial Network, Inc.	454	12,553
Fulton Financial Corp.	5,885	101,516
FVCBankcorp, Inc.	61	1,000
German American Bancorp, Inc.	789	23,552
Glacier Bancorp, Inc.	3,013	128,324
Great Southern Bancorp, Inc.	383	22,195
Great Western Bancorp, Inc.	2,028	71,325
Guaranty Bancshares, Inc. Texas	266	7,467
Hancock Whitney Corp.	3,031	132,576
Hanmi Financial Corp.	1,058	25,096
HarborOne Bancorp, Inc. (a)	481	9,004
Heartland Financial U.S.A., Inc.	1,049	47,100
Heritage Commerce Corp.	1,385	17,340
Heritage Financial Corp., Washington	1,321	39,987
Hilltop Holdings, Inc.	2,552	53,669
Home Bancshares, Inc.	5,563	106,754
HomeTrust Bancshares, Inc.	586	14,861
Hope Bancorp, Inc.	4,343	61,063
Horizon Bancorp, Inc. Indiana	1,283	20,874
Howard Bancorp, Inc. (a)	443	6,658
IBERIABANK Corp.	1,967	156,377
Independent Bank Corp.	743	15,997
Independent Bank Corp., Massachusetts	1,173	94,110
Independent Bank Group, Inc.	1,168	66,576
International Bancshares Corp.	1,952	80,949
Investar Holding Corp.	307	7,147
Investors Bancorp, Inc.	8,424	98,982
Lakeland Bancorp, Inc.	1,543	25,552
Lakeland Financial Corp.	874	41,734
LCNB Corp.	306	5,202
LegacyTexas Financial Group, Inc.	1,698	68,056
Live Oak Bancshares, Inc.	965	16,859
Luther Burbank Corp.	684	7,203
Macatawa Bank Corp.	1,108	11,435
Malvern Bancorp, Inc. (a)	261	5,531
MBT Financial Corp.	609	6,114
Mercantile Bank Corp.	566	19,131
Merchants Bancorp/IN	558	13,492
Metropolitan Bank Holding Corp. (a)	227	9,060
Mid Penn Bancorp, Inc.	162	3,950
Middlefield Banc Corp.	104	4,217
Midland States Bancorp, Inc.	728	19,525
Midsouth Bancorp, Inc.	549	6,517
MidWestOne Financial Group, Inc.	389	10,962
MutualFirst Financial, Inc.	200	5,978
MVB Financial Corp.	299	4,960
National Bank Holdings Corp.	1,043	39,884
National Bankshares, Inc.	233	9,854
NBT Bancorp, Inc.	1,516	57,638
Nicolet Bankshares, Inc. (a)	275	16,789
Northeast Bancorp	259	5,677
Northrim Bancorp, Inc.	277	9,831
Norwood Financial Corp.	228	7,337
Oak Valley Bancorp Oakdale California	246	4,716
OFG Bancorp	1,562	31,521
Ohio Valley Banc Corp.	142	5,336
Old Line Bancshares, Inc.	547	13,675
Old National Bancorp, Indiana	5,341	91,224
Old Second Bancorp, Inc.	1,005	13,316
OP Bancorp	438	4,126
Opus Bank	669	14,631
Origin Bancorp, Inc.	642	22,367
Orrstown Financial Services, Inc.	260	5,392
Pacific City Financial Corp.	404	7,401
Pacific Mercantile Bancorp (a)	527	4,126
Pacific Premier Bancorp, Inc.	1,636	47,559
Park National Corp.	492	48,059
Parke Bancorp, Inc.	244	5,583
PCSB Financial Corp.	558	10,630
Peapack-Gladstone Financial Corp.	647	18,718
Penns Woods Bancorp, Inc.	159	6,942
People's Utah Bancorp	532	15,135
Peoples Bancorp of North Carolina	164	4,587
Peoples Bancorp, Inc.	609	19,902
Peoples Financial Services Corp.	265	11,528
Preferred Bank, Los Angeles	517	25,431
Premier Financial Bancorp, Inc.	411	6,814
QCR Holdings, Inc.	450	15,395
Reliant Bancorp, Inc.	356	8,152
Renasant Corp.	1,717	62,258
Republic Bancorp, Inc., Kentucky Class A	333	15,738
Republic First Bancorp, Inc. (a)	1,549	7,931
S&T Bancorp, Inc.	1,226	49,138
Sandy Spring Bancorp, Inc.	1,260	43,961
SB One Bancorp	320	7,600
Seacoast Banking Corp., Florida (a)	1,647	46,709
Select Bancorp, Inc. New (a)	529	6,496
ServisFirst Bancshares, Inc.	1,662	56,408
Shore Bancshares, Inc.	441	6,981
Sierra Bancorp	483	12,780
Simmons First National Corp. Class A	3,218	81,705
SmartFinancial, Inc. (a)	396	8,233
South State Corp.	1,259	95,256
Southern First Bancshares, Inc. (a)	243	8,945
Southern National Bancorp of Virginia, Inc.	677	10,101
Southside Bancshares, Inc.	1,163	40,856
Spirit of Texas Bancshares, Inc. (a)	356	7,999
Stock Yards Bancorp, Inc.	747	25,659
Summit Financial Group, Inc.	390	10,160
The Bank of NT Butterfield & Son Ltd.	2,002	80,120
The Bank of Princeton	233	7,013
The First Bancorp, Inc.	355	9,518
Tompkins Financial Corp.	532	42,916
TowneBank	2,361	61,575
Trico Bancshares	929	37,076
TriState Capital Holdings, Inc. (a)	854	19,864
Triumph Bancorp, Inc. (a)	911	28,250
Trustmark Corp.	2,322	83,499
UMB Financial Corp.	1,609	112,405
Union Bankshares Corp.	2,723	99,390
Union Bankshares, Inc.	136	5,373
United Bankshares, Inc., West Virginia	3,499	137,301
United Community Bank, Inc.	2,799	78,596
United Security Bancshares, California	561	5,891
Unity Bancorp, Inc.	271	5,854
Univest Corp. of Pennsylvania	1,001	25,245
Valley National Bancorp	11,453	120,027
Veritex Holdings, Inc.	1,592	42,204
Washington Trust Bancorp, Inc.	520	26,941
WesBanco, Inc.	1,859	74,955
West Bancorp., Inc.	553	11,596
Westamerica Bancorp.	924	59,339
		6,850,393
Capital Markets - 1.3%
Artisan Partners Asset Management, Inc.	1,717	48,660
Ashford, Inc.	21	1,163
Associated Capital Group, Inc.	80	3,305
B. Riley Financial, Inc.	721	13,072
Blucora, Inc. (a)	1,693	59,255
Cohen & Steers, Inc.	792	39,719
Cowen Group, Inc. Class A (a)(b)	1,018	17,052
Diamond Hill Investment Group, Inc.	118	17,049
Donnelley Financial Solutions, Inc. (a)	1,211	18,540
Federated Investors, Inc. Class B (non-vtg.)	3,445	105,865
Gain Capital Holdings, Inc.	928	4,891
GAMCO Investors, Inc. Class A	164	3,556
Greenhill & Co., Inc.	653	13,524
Hamilton Lane, Inc. Class A	597	29,169
Houlihan Lokey	1,193	58,839
INTL FCStone, Inc. (a)	557	22,592
Ladenburg Thalmann Financial Services, Inc.	3,509	12,878
Moelis & Co. Class A	1,584	64,865
OM Asset Management Ltd.	2,837	41,590
Oppenheimer Holdings, Inc. Class A (non-vtg.)	325	8,531
Piper Jaffray Companies	510	41,106
PJT Partners, Inc.	712	30,701
Pzena Investment Management, Inc.	593	5,900
Safeguard Scientifics, Inc. (a)	676	7,733
Siebert Financial Corp. (a)	254	2,659
Silvercrest Asset Management Group Class A	288	4,188
Stifel Financial Corp.	2,470	147,385
Value Line, Inc.	37	857
Virtus Investment Partners, Inc.	242	29,672
Waddell & Reed Financial, Inc. Class A	2,650	49,635
Westwood Holdings Group, Inc.	283	8,855
WisdomTree Investments, Inc.	4,193	30,190
		942,996
Consumer Finance - 0.7%
CURO Group Holdings Corp. (a)	409	5,448
Elevate Credit, Inc. (a)	707	3,167
Encore Capital Group, Inc. (a)	938	26,508
Enova International, Inc. (a)	1,201	32,943
EZCORP, Inc. (non-vtg.) Class A (a)(b)	1,768	19,218
First Cash Financial Services, Inc.	1,521	148,571
Green Dot Corp. Class A (a)	1,725	110,003
LendingClub Corp. (a)	11,537	36,688
Nelnet, Inc. Class A	664	38,545
PRA Group, Inc. (a)	1,597	44,908
Regional Management Corp. (a)	312	7,728
World Acceptance Corp. (a)	224	29,118
		502,845
Diversified Financial Services - 0.3%
Banco Latinoamericano de Comercio Exterior SA Series E	1,087	23,512
Cannae Holdings, Inc. (a)	2,443	62,712
Columbia Financial, Inc.	1,805	28,627
FB Financial Corp.	567	20,832
FGL Holdings Class A	5,135	43,802
Focus Financial Partners, Inc. Class A	939	35,213
Level One Bancorp, Inc.	182	4,508
Marlin Business Services Corp.	294	6,406
On Deck Capital, Inc. (a)	1,768	9,653
Pennymac Financial Services, Inc.	683	15,231
RBB Bancorp	482	9,332
		259,828
Insurance - 2.7%
AMBAC Financial Group, Inc. (a)	1,583	29,602
American Equity Investment Life Holding Co.	3,174	93,347
Amerisafe, Inc.	676	40,033
Argo Group International Holdings, Ltd.	1,147	89,546
Citizens, Inc. Class A (a)	1,738	11,749
CNO Financial Group, Inc.	5,810	96,156
Crawford & Co. Class B	391	3,449
Donegal Group, Inc. Class A	319	4,307
eHealth, Inc. (a)	776	47,134
EMC Insurance Group	314	10,083
Employers Holdings, Inc.	1,150	49,358
Enstar Group Ltd. (a)	424	75,158
FBL Financial Group, Inc. Class A	352	21,989
Fednat Holding Co.	400	6,508
Genworth Financial, Inc. Class A	18,066	68,470
Global Indemnity Ltd.	293	9,024
Goosehead Insurance	338	10,299
Greenlight Capital Re, Ltd. (a)	990	11,860
Hallmark Financial Services, Inc. (a)	442	5,074
HCI Group, Inc.	252	10,740
Health Insurance Innovations, Inc. (a)(b)	476	11,100
Heritage Insurance Holdings, Inc.	682	9,302
Horace Mann Educators Corp.	1,461	56,365
Independence Holding Co.	158	6,048
Investors Title Co.	48	8,108
James River Group Holdings Ltd.	924	39,011
Kemper Corp.	1,874	168,435
Kingstone Companies, Inc.	317	3,680
Kinsale Capital Group, Inc.	695	50,457
Maiden Holdings Ltd.	2,323	1,518
MBIA, Inc. (a)	3,146	30,422
National General Holdings Corp.	2,284	56,301
National Western Life Group, Inc.	85	22,671
Navigators Group, Inc.	703	49,168
NI Holdings, Inc. (a)	379	6,075
Primerica, Inc.	1,534	199,865
ProAssurance Corp.	1,877	70,444
Protective Insurance Corp. Class B	321	5,216
RLI Corp.	1,386	112,723
Safety Insurance Group, Inc.	523	48,597
Selective Insurance Group, Inc.	2,058	146,756
State Auto Financial Corp.	599	20,144
Stewart Information Services Corp.	839	35,666
Third Point Reinsurance Ltd. (a)	2,684	31,161
Tiptree, Inc.	898	5,119
Trupanion, Inc. (a)(b)	924	30,307
United Fire Group, Inc.	753	32,838
United Insurance Holdings Corp.	705	10,801
Universal Insurance Holdings, Inc.	1,129	33,633
		1,995,817
Mortgage Real Estate Investment Trusts - 1.1%
AG Mortgage Investment Trust, Inc.	1,005	17,196
Anworth Mortgage Asset Corp.	4,005	16,781
Apollo Commercial Real Estate Finance, Inc.	4,352	81,556
Arbor Realty Trust, Inc. (b)	2,625	35,858
Ares Commercial Real Estate Corp.	945	14,364
Arlington Asset Investment Corp.	1,284	10,079
Armour Residential REIT, Inc.	1,773	33,829
Blackstone Mortgage Trust, Inc.	4,010	142,716
Capstead Mortgage Corp.	2,947	25,315
Cherry Hill Mortgage Investment Corp.	557	9,614
Dynex Capital, Inc.	2,356	14,372
Exantas Capital Corp.	1,048	11,476
Granite Point Mortgage Trust, Inc.	1,812	34,845
Great Ajax Corp.	562	8,048
Invesco Mortgage Capital, Inc.	4,583	74,795
KKR Real Estate Finance Trust, Inc.	729	14,704
Ladder Capital Corp. Class A	3,289	57,229
New York Mortgage Trust, Inc.	5,861	36,924
Orchid Island Capital, Inc. (b)	1,733	11,386
PennyMac Mortgage Investment Trust	2,153	45,213
Redwood Trust, Inc.	3,371	55,150
TPG RE Finance Trust, Inc.	1,262	24,874
Western Asset Mortgage Capital Corp.	1,625	17,095
ZAIS Financial Corp.	1,024	15,473
		808,892
Real Estate Management & Development - 0.0%
The RMR Group, Inc.	258	14,923
Thrifts & Mortgage Finance - 2.3%
Axos Financial, Inc. (a)	2,044	66,880
Capitol Federal Financial, Inc.	4,639	64,018
Dime Community Bancshares, Inc.	1,140	22,971
Entegra Financial Corp. (a)	236	6,962
ESSA Bancorp, Inc.	314	4,807
Essent Group Ltd. (a)	3,417	162,137
Farmer Mac Class C (non-vtg.)	325	24,856
First Defiance Financial Corp.	696	20,539
Flagstar Bancorp, Inc.	1,054	37,681
FS Bancorp, Inc.	131	6,771
Greene County Bancorp, Inc.	104	3,216
Hingham Institution for Savings	53	9,806
Home Bancorp, Inc.	267	9,783
HomeStreet, Inc. (a)	904	25,439
Impac Mortgage Holdings, Inc. (a)(b)	307	1,056
Kearny Financial Corp.	3,146	44,044
LendingTree, Inc. (a)(b)	283	108,904
Meridian Bancorp, Inc. Maryland	1,749	30,118
Meta Financial Group, Inc.	1,011	26,043
MGIC Investment Corp. (a)	12,613	184,654
NMI Holdings, Inc. (a)	2,248	63,124
Northfield Bancorp, Inc.	1,513	22,695
Northwest Bancshares, Inc.	3,363	58,617
OceanFirst Financial Corp.	1,695	42,680
Oconee Federal Financial Corp.	66	1,731
Ocwen Financial Corp. (a)	4,530	7,656
Oritani Financial Corp.	1,339	23,232
PDL Community Bancorp (a)	289	4,182
Provident Bancorp, Inc. (a)	148	3,626
Provident Financial Services, Inc.	2,172	57,601
Prudential Bancorp, Inc.	291	5,081
Radian Group, Inc.	7,672	179,678
Riverview Bancorp, Inc.	741	5,498
SI Financial Group, Inc.	528	7,561
Southern Missouri Bancorp, Inc.	256	8,589
Sterling Bancorp, Inc.	755	7,391
Territorial Bancorp, Inc.	306	8,859
Timberland Bancorp, Inc.	257	8,018
Trustco Bank Corp., New York	3,382	27,056
United Community Financial Corp.	1,665	15,335
United Financial Bancorp, Inc. New	1,852	24,428
Walker & Dunlop, Inc.	980	53,851
Washington Federal, Inc.	2,861	94,814
Waterstone Financial, Inc.	853	14,126
Westfield Financial, Inc.	1,066	10,298
WMI Holdings Corp. (a)	2,739	23,555
WSFS Financial Corp.	1,798	77,638
		1,717,605

TOTAL FINANCIALS		13,093,299

HEALTH CARE - 14.9%
Biotechnology - 6.2%
Abeona Therapeutics, Inc. (a)	1,151	8,863
ACADIA Pharmaceuticals, Inc. (a)	4,009	96,416
Acceleron Pharma, Inc. (a)	1,548	63,050
Achillion Pharmaceuticals, Inc. (a)	5,000	14,800
Acorda Therapeutics, Inc. (a)	1,602	16,741
Adamas Pharmaceuticals, Inc. (a)	871	5,505
ADMA Biologics, Inc. (a)	679	3,144
Aduro Biotech, Inc. (a)	2,210	9,039
Adverum Biotechnologies, Inc. (a)	2,027	13,074
Aeglea BioTherapeutics, Inc. (a)	672	4,603
Agenus, Inc. (a)	3,491	8,972
AgeX Therapeutics, Inc. (a)	314	1,432
Aimmune Therapeutics, Inc. (a)	1,601	32,244
Akebia Therapeutics, Inc. (a)	3,139	18,960
Albireo Pharma, Inc. (a)	310	10,670
Alder Biopharmaceuticals, Inc. (a)	2,094	28,457
Aldeyra Therapeutics, Inc. (a)	722	5,971
Alector, Inc.	194	3,853
Allakos, Inc. (a)	494	19,370
Allena Pharmaceuticals, Inc. (a)	403	2,487
Allogene Therapeutics, Inc. (b)	791	23,690
AMAG Pharmaceuticals, Inc. (a)	1,194	13,325
Amicus Therapeutics, Inc. (a)	6,787	90,539
AnaptysBio, Inc. (a)	754	54,831
Anika Therapeutics, Inc. (a)	476	15,161
Apellis Pharmaceuticals, Inc. (a)	1,306	25,872
Aptinyx, Inc.	437	1,682
Arbutus Biopharma Corp. (a)	1,227	3,301
Arcus Biosciences, Inc. (a)	1,080	10,498
Ardelyx, Inc. (a)	1,532	5,209
Arena Pharmaceuticals, Inc. (a)	1,780	81,435
ArQule, Inc. (a)	3,903	23,301
Array BioPharma, Inc. (a)	7,516	169,937
Arrowhead Pharmaceuticals, Inc. (a)	3,313	59,568
Assembly Biosciences, Inc. (a)	772	12,182
Atara Biotherapeutics, Inc. (a)	1,499	50,366
Athersys, Inc. (a)(b)	4,054	6,284
Audentes Therapeutics, Inc. (a)	1,326	50,110
AVEO Pharmaceuticals, Inc. (a)(b)	3,503	3,233
Avid Bioservices, Inc. (a)	1,771	8,483
AVROBIO, Inc.	442	8,314
Bellicum Pharmaceuticals, Inc. (a)	1,342	4,093
BioCryst Pharmaceuticals, Inc. (a)	3,960	29,423
Biohaven Pharmaceutical Holding Co. Ltd. (a)	1,116	66,793
Biospecifics Technologies Corp. (a)	200	13,400
BioTime, Inc. (b)	3,890	4,824
Blueprint Medicines Corp. (a)	1,612	121,883
Calithera Biosciences, Inc. (a)	1,158	7,133
Calyxt, Inc. (a)	206	3,286
Cara Therapeutics, Inc. (a)	1,208	23,049
CareDx, Inc. (a)	1,250	34,013
CASI Pharmaceuticals, Inc. (a)	1,689	5,506
Catalyst Biosciences, Inc. (a)	395	3,444
Catalyst Pharmaceutical Partners, Inc. (a)	3,495	20,061
Celcuity, Inc. (a)	203	4,568
Cellular Biomedicine Group, Inc. (a)	401	6,929
ChemoCentryx, Inc. (a)	779	10,337
Chimerix, Inc. (a)	1,649	4,452
Clovis Oncology, Inc. (a)	1,333	24,354
CohBar, Inc. (a)(b)	789	1,933
Coherus BioSciences, Inc. (a)	1,866	29,707
Concert Pharmaceuticals, Inc. (a)	733	7,535
Constellation Pharmaceuticals, Inc.	554	7,285
Corbus Pharmaceuticals Holdings, Inc. (a)(b)	1,907	13,616
Corvus Pharmaceuticals, Inc. (a)	500	2,115
Crinetics Pharmaceuticals, Inc. (a)	300	7,785
CTI BioPharma Corp. (a)	1,635	1,602
Cue Biopharma, Inc. (a)	640	5,434
Cytokinetics, Inc. (a)	1,587	13,997
CytomX Therapeutics, Inc. (a)	1,617	15,378
Deciphera Pharmaceuticals, Inc. (a)	303	6,969
Denali Therapeutics, Inc. (a)(b)	1,623	39,715
Dicerna Pharmaceuticals, Inc. (a)	1,928	24,987
Dynavax Technologies Corp. (a)	2,140	14,231
Eagle Pharmaceuticals, Inc. (a)	389	19,998
Editas Medicine, Inc. (a)	1,658	41,036
Eidos Therapeutics, Inc.	564	14,782
Emergent BioSolutions, Inc. (a)	1,624	83,928
Enanta Pharmaceuticals, Inc. (a)	596	51,965
Epizyme, Inc. (a)	2,150	26,682
Equillium, Inc.	161	1,005
Esperion Therapeutics, Inc. (a)	826	35,601
Evelo Biosciences, Inc.	477	4,000
Fate Therapeutics, Inc. (a)	2,165	36,372
Fennec Pharmaceuticals, Inc. (a)	431	1,918
FibroGen, Inc. (a)	2,714	126,825
Five Prime Therapeutics, Inc. (a)	1,155	12,797
Flexion Therapeutics, Inc. (a)	1,155	12,243
Fortress Biotech, Inc. (a)(b)	1,200	1,908
Forty Seven, Inc.	490	9,305
Genomic Health, Inc. (a)	743	47,797
Geron Corp. (a)(b)	6,220	11,320
Global Blood Therapeutics, Inc. (a)	1,911	105,869
GlycoMimetics, Inc. (a)	1,174	14,288
Gossamer Bio, Inc.	385	6,530
Gritstone Oncology, Inc.	229	2,407
GTx, Inc. (a)	133	145
Halozyme Therapeutics, Inc. (a)	4,522	72,940
Harpoon Therapeutics, Inc.	92	1,080
Heron Therapeutics, Inc. (a)	2,480	53,766
Homology Medicines, Inc. (a)	592	12,740
Idera Pharmaceuticals, Inc. (a)	644	1,938
Immunic, Inc. (a)	19	264
ImmunoGen, Inc. (a)	5,307	12,684
Immunomedics, Inc. (a)(b)	5,315	85,146
Inovio Pharmaceuticals, Inc. (a)(b)	3,243	12,194
Insmed, Inc. (a)	2,730	83,101
Insys Therapeutics, Inc. (a)(b)	933	4,012
Intellia Therapeutics, Inc. (a)	1,238	19,040
Intercept Pharmaceuticals, Inc. (a)	783	67,479
Intrexon Corp. (a)(b)	2,495	10,803
Invitae Corp. (a)	2,512	59,333
Iovance Biotherapeutics, Inc. (a)	3,782	43,115
Ironwood Pharmaceuticals, Inc. Class A (a)	5,026	59,759
Jounce Therapeutics, Inc. (a)	555	3,152
Kadmon Holdings, Inc. (a)	3,364	7,905
Karyopharm Therapeutics, Inc. (a)	1,841	8,597
Kezar Life Sciences, Inc.	441	8,322
Kindred Biosciences, Inc. (a)	1,238	11,006
Kiniksa Pharmaceuticals Ltd.	413	6,166
Kodiak Sciences, Inc.	328	2,434
Kura Oncology, Inc. (a)	1,061	16,064
La Jolla Pharmaceutical Co. (a)(b)	829	6,673
Lexicon Pharmaceuticals, Inc. (a)(b)	1,581	9,170
Ligand Pharmaceuticals, Inc. Class B (a)	748	94,136
Liquidia Technologies, Inc.	251	2,387
LogicBio Therapeutics, Inc.	277	3,770
Macrogenics, Inc. (a)	1,444	24,216
Madrigal Pharmaceuticals, Inc. (a)	252	26,732
Magenta Therapeutics, Inc.	503	7,248
MannKind Corp. (a)	5,664	8,723
MediciNova, Inc. (a)	1,383	15,490
MeiraGTx Holdings PLC	419	8,183
Menlo Therapeutics, Inc. (a)	339	2,441
Minerva Neurosciences, Inc. (a)	1,041	7,672
Miragen Therapeutics, Inc. (a)	928	2,719
Mirati Therapeutics, Inc. (a)	761	45,272
Molecular Templates, Inc. (a)	424	3,116
Momenta Pharmaceuticals, Inc. (a)	3,471	48,559
Myriad Genetics, Inc. (a)	2,436	76,685
NantKwest, Inc. (a)	924	1,035
Natera, Inc. (a)	1,203	22,989
Neon Therapeutics, Inc.	513	3,160
NewLink Genetics Corp. (a)	1,097	1,876
Novavax, Inc. (a)(b)	14,528	7,719
Nymox Pharmaceutical Corp. (a)	1,186	2,170
Opko Health, Inc. (a)(b)	11,486	27,452
Organovo Holdings, Inc. (a)	4,096	4,096
Ovid Therapeutics, Inc. (a)	434	885
Palatin Technologies, Inc. (a)	7,010	8,692
PDL BioPharma, Inc. (a)	5,360	17,527
Pfenex, Inc. (a)	991	5,738
Pieris Pharmaceuticals, Inc. (a)	1,829	5,469
Polarityte, Inc. (a)	343	3,101
Portola Pharmaceuticals, Inc. (a)(b)	2,325	82,073
Principia Biopharma, Inc.	194	5,803
Progenics Pharmaceuticals, Inc. (a)	2,905	14,932
Proteostasis Therapeutics, Inc. (a)	1,191	1,310
Prothena Corp. PLC (a)	1,377	14,321
PTC Therapeutics, Inc. (a)	1,830	68,479
Puma Biotechnology, Inc. (a)	1,049	33,694
Ra Pharmaceuticals, Inc. (a)	654	14,519
Radius Health, Inc. (a)	1,466	32,281
Recro Pharma, Inc. (a)	602	5,255
REGENXBIO, Inc. (a)	1,137	57,305
Repligen Corp. (a)	1,403	94,534
Replimune Group, Inc. (a)	412	6,909
Retrophin, Inc. (a)	1,490	28,429
Rigel Pharmaceuticals, Inc. (a)	5,773	12,874
Rocket Pharmaceuticals, Inc. (a)	826	15,331
Rubius Therapeutics, Inc. (b)	1,182	20,673
Sangamo Therapeutics, Inc. (a)	3,610	42,201
Savara, Inc. (a)	998	10,659
Scholar Rock Holding Corp.	519	11,044
Selecta Biosciences, Inc. (a)	1,206	2,593
Seres Therapeutics, Inc. (a)	739	4,833
Sienna Biopharmaceuticals, Inc. (a)	550	1,023
Solid Biosciences, Inc. (a)(b)	411	3,732
Sorrento Therapeutics, Inc. (a)	4,031	14,713
Spark Therapeutics, Inc. (a)	1,121	119,599
Spectrum Pharmaceuticals, Inc. (a)	3,603	33,760
Spring Bank Pharmaceuticals, Inc. (a)	480	3,557
Stemline Therapeutics, Inc. (a)	1,329	19,935
Surface Oncology, Inc.	399	1,867
Syndax Pharmaceuticals, Inc. (a)	528	3,775
Synlogic, Inc. (a)	518	4,444
Synthorx, Inc.	257	3,932
Syros Pharmaceuticals, Inc. (a)	878	6,348
T2 Biosystems, Inc. (a)	1,022	2,627
TG Therapeutics, Inc. (a)	2,278	18,110
Tocagen, Inc. (a)	720	7,114
Translate Bio, Inc.	1,029	9,981
Twist Bioscience Corp.	179	4,235
Tyme, Inc. (a)	3,559	5,374
Ultragenyx Pharmaceutical, Inc. (a)	1,881	124,146
UNITY Biotechnology, Inc.	843	6,938
Unum Therapeutics, Inc. (a)	645	2,090
Vanda Pharmaceuticals, Inc. (a)	1,856	30,234
Veracyte, Inc. (a)	1,013	23,167
Verastem, Inc. (a)(b)	2,381	5,072
Vericel Corp. (a)	1,574	26,742
Viking Therapeutics, Inc. (a)(b)	2,200	17,226
Voyager Therapeutics, Inc. (a)	788	16,627
X4 Pharmaceuticals, Inc. (a)	29	592
Xencor, Inc. (a)	1,670	51,286
XOMA Corp. (a)	228	2,704
Y-mAbs Therapeutics, Inc.	240	5,525
Zafgen, Inc. (a)	1,010	2,586
ZIOPHARM Oncology, Inc. (a)(b)	4,755	21,017
		4,681,801
Health Care Equipment & Supplies - 3.3%
Accuray, Inc. (a)	2,986	12,362
Angiodynamics, Inc. (a)	1,305	26,805
Antares Pharma, Inc. (a)	4,960	13,342
Atricure, Inc. (a)	1,319	39,596
Atrion Corp.	51	44,880
Avanos Medical, Inc. (a)	1,666	69,889
AxoGen, Inc. (a)	1,214	28,505
Axonics Modulation Technologies, Inc. (a)	236	4,767
Cardiovascular Systems, Inc. (a)	1,209	42,968
Cerus Corp. (a)	4,805	29,455
CONMED Corp.	896	71,707
Cryolife, Inc. (a)	1,280	39,245
CryoPort, Inc. (a)(b)	954	13,423
Cutera, Inc. (a)	469	8,320
CytoSorbents Corp. (a)(b)	1,043	7,510
electroCore, Inc.	427	2,669
Endologix, Inc. (a)	348	2,234
Fonar Corp. (a)	216	4,285
Genmark Diagnostics, Inc. (a)	1,894	13,713
Glaukos Corp. (a)	1,211	87,349
Globus Medical, Inc. (a)	2,630	118,587
Haemonetics Corp. (a)	1,829	159,635
Helius Medical Technologies, Inc. (U.S.) (a)(b)	615	1,507
Heska Corp. (a)	247	19,182
Inogen, Inc. (a)	634	55,348
Inspire Medical Systems, Inc.	531	27,447
Integer Holdings Corp. (a)	1,121	77,450
IntriCon Corp. (a)	265	6,193
Invacare Corp.	1,232	9,117
IRadimed Corp. (a)	126	3,151
iRhythm Technologies, Inc. (a)	861	65,703
Lantheus Holdings, Inc. (a)	1,319	31,867
LeMaitre Vascular, Inc.	580	16,750
LivaNova PLC (a)	1,737	119,662
Meridian Bioscience, Inc.	1,495	17,207
Merit Medical Systems, Inc. (a)	1,888	106,068
Natus Medical, Inc. (a)	1,176	31,470
Neogen Corp. (a)	1,800	109,188
Nevro Corp. (a)	1,032	63,685
Novocure Ltd. (a)	2,610	115,023
NuVasive, Inc. (a)	1,836	111,262
Nuvectra Corp. (a)	587	5,541
OraSure Technologies, Inc. (a)	2,179	20,613
Orthofix International NV (a)	625	34,244
OrthoPediatrics Corp. (a)	277	11,285
Oxford Immunotec Global PLC (a)	952	15,451
Pulse Biosciences, Inc. (a)	360	5,767
Quanterix Corp. (a)	300	6,816
Quidel Corp. (a)	1,207	77,176
Rockwell Medical Technologies, Inc. (a)	1,621	7,797
RTI Biologics, Inc. (a)	1,960	10,604
Seaspine Holdings Corp. (a)	509	7,498
Senseonics Holdings, Inc. (a)(b)	3,209	7,477
SI-BONE, Inc.	284	4,828
Sientra, Inc. (a)	897	7,553
Staar Surgical Co. (a)	1,560	50,669
SurModics, Inc. (a)	475	20,634
Tactile Systems Technology, Inc. (a)	628	31,249
Tandem Diabetes Care, Inc. (a)	1,808	111,029
TransEnterix, Inc. (a)	5,867	11,734
Utah Medical Products, Inc.	120	10,128
Vapotherm, Inc.	157	2,658
Varex Imaging Corp. (a)	1,361	44,695
ViewRay, Inc. (a)	2,287	15,918
Wright Medical Group NV (a)	4,400	130,108
		2,479,998
Health Care Providers & Services - 1.8%
AAC Holdings, Inc. (a)	444	715
Addus HomeCare Corp. (a)	350	23,765
Amedisys, Inc. (a)	949	121,301
American Renal Associates Holdings, Inc. (a)	447	3,075
AMN Healthcare Services, Inc. (a)	1,650	85,899
Apollo Medical Holdings, Inc. (a)	113	2,187
BioScrip, Inc. (a)	4,733	9,087
BioTelemetry, Inc. (a)	1,165	63,376
Brookdale Senior Living, Inc. (a)	6,674	41,245
Capital Senior Living Corp. (a)	1,056	4,435
Community Health Systems, Inc. (a)	3,167	10,894
Corvel Corp. (a)	321	23,048
Cross Country Healthcare, Inc. (a)	1,195	8,425
Diplomat Pharmacy, Inc. (a)	2,125	11,858
G1 Therapeutics, Inc. (a)	849	18,169
Genesis HealthCare, Inc. Class A (a)	1,954	2,540
Guardant Health, Inc. (b)	514	33,672
HealthEquity, Inc. (a)	1,919	130,012
LHC Group, Inc. (a)	1,045	116,110
Magellan Health Services, Inc. (a)	862	60,340
National Healthcare Corp.	432	32,586
National Research Corp. Class A	385	15,238
National Vision Holdings, Inc. (a)	2,271	61,317
Neuronetics, Inc.	446	7,435
OptiNose, Inc. (a)	645	6,424
Owens & Minor, Inc.	2,063	7,035
Patterson Companies, Inc.	2,904	63,423
PetIQ, Inc. Class A (a)	571	15,685
Providence Service Corp.	393	26,068
Quorum Health Corp. (a)	993	2,036
R1 RCM, Inc. (a)	3,678	38,509
RadNet, Inc. (a)	1,389	16,821
Select Medical Holdings Corp. (a)	3,845	55,253
Surgery Partners, Inc. (a)(b)	708	7,668
Tenet Healthcare Corp. (a)	3,002	65,744
The Ensign Group, Inc.	1,789	92,169
Tivity Health, Inc. (a)	1,687	36,473
Triple-S Management Corp. (a)	783	17,790
U.S. Physical Therapy, Inc.	443	51,605
		1,389,432
Health Care Technology - 1.1%
Allscripts Healthcare Solutions, Inc. (a)	6,207	61,263
Castlight Health, Inc. Class B (a)	2,726	10,168
Computer Programs & Systems, Inc.	392	11,913
Evolent Health, Inc. (a)	2,442	33,089
HealthStream, Inc.	928	24,295
HMS Holdings Corp. (a)	2,976	90,560
Inovalon Holdings, Inc. Class A (a)	2,459	33,270
Medidata Solutions, Inc. (a)	2,046	184,836
NantHealth, Inc. (a)	641	442
Nextgen Healthcare, Inc. (a)	1,939	36,434
Omnicell, Inc. (a)	1,375	110,495
Simulations Plus, Inc.	402	9,057
Tabula Rasa HealthCare, Inc. (a)(b)	626	33,341
Teladoc Health, Inc. (a)(b)	2,383	135,545
Vocera Communications, Inc. (a)	1,060	33,761
		808,469
Life Sciences Tools & Services - 0.6%
Accelerate Diagnostics, Inc. (a)	905	17,648
Cambrex Corp. (a)	1,186	51,022
ChromaDex, Inc. (a)	1,299	5,781
Codexis, Inc. (a)	1,835	36,150
Enzo Biochem, Inc. (a)	1,487	5,160
Fluidigm Corp. (a)	1,144	15,719
Harvard Bioscience, Inc. (a)	1,219	4,718
Luminex Corp.	1,483	33,827
Medpace Holdings, Inc. (a)	766	43,026
Nanostring Technologies, Inc. (a)	939	24,386
NeoGenomics, Inc. (a)	2,937	61,178
Pacific Biosciences of California, Inc. (a)	4,870	35,989
Syneos Health, Inc. (a)	2,198	103,152
		437,756
Pharmaceuticals - 1.9%
Aclaris Therapeutics, Inc. (a)	1,337	8,423
Aerie Pharmaceuticals, Inc. (a)	1,283	48,946
Akcea Therapeutics, Inc. (a)	461	11,566
Akorn, Inc. (a)	3,462	9,347
Amneal Pharmaceuticals, Inc. (a)	3,108	40,000
Amphastar Pharmaceuticals, Inc. (a)	1,282	27,678
Ampio Pharmaceuticals, Inc. (a)(b)	3,196	1,821
ANI Pharmaceuticals, Inc. (a)	291	20,655
Aquestive Therapeutics, Inc.	399	2,278
Aratana Therapeutics, Inc. (a)	1,551	7,290
Arvinas Holding Co. LLC (a)	268	5,593
Assertio Therapeutics, Inc. (a)	2,022	8,432
Athenex, Inc. (a)	1,640	16,203
Clearside Biomedical, Inc. (a)	1,014	1,257
Collegium Pharmaceutical, Inc. (a)	1,059	14,752
Corcept Therapeutics, Inc. (a)(b)	3,479	43,070
Cyclerion Therapeutics, Inc. (a)	486	7,402
CymaBay Therapeutics, Inc. (a)	2,164	27,721
Dermira, Inc. (a)	1,259	13,962
Dova Pharmaceuticals, Inc. (a)	416	3,827
Durect Corp. (a)	5,310	2,928
Eloxx Pharmaceuticals, Inc. (a)	774	9,242
Endo International PLC (a)	7,443	55,823
Evolus, Inc. (a)	318	7,753
Horizon Pharma PLC (a)	6,390	163,137
Innoviva, Inc. (a)	2,421	33,967
Intersect ENT, Inc. (a)	1,077	34,992
Intra-Cellular Therapies, Inc. (a)	1,658	21,836
Kala Pharmaceuticals, Inc. (a)	535	4,152
Lannett Co., Inc. (a)	1,012	7,782
Mallinckrodt PLC (a)	2,937	45,406
Marinus Pharmaceuticals, Inc. (a)	1,652	8,161
Melinta Therapeutics, Inc. (a)	241	1,056
Mersana Therapeutics, Inc. (a)	435	2,140
Mustang Bio, Inc. (a)	567	2,353
MyoKardia, Inc. (a)	1,217	58,392
Neos Therapeutics, Inc. (a)	1,587	3,825
Ocular Therapeutix, Inc. (a)	1,249	4,684
Odonate Therapeutics, Inc. (a)	227	4,463
Omeros Corp. (a)(b)	1,666	31,387
Osmotica Pharmaceuticals PLC	331	1,331
Pacira Biosciences, Inc. (a)	1,414	56,305
Paratek Pharmaceuticals, Inc. (a)(b)	1,247	6,871
Phibro Animal Health Corp. Class A	727	25,234
Prestige Brands Holdings, Inc. (a)	1,825	53,692
Reata Pharmaceuticals, Inc. (a)	668	52,411
resTORbio, Inc. (a)	259	2,085
Revance Therapeutics, Inc. (a)	1,415	18,735
Rhythm Pharmaceuticals, Inc. (a)	523	13,221
scPharmaceuticals, Inc. (a)	215	699
SIGA Technologies, Inc. (a)	1,824	9,558
Spero Therapeutics, Inc. (a)	287	3,209
Supernus Pharmaceuticals, Inc. (a)	1,741	63,947
Sutro Biopharma, Inc. (a)	220	2,195
Teligent, Inc. (a)	1,393	1,365
Tetraphase Pharmaceuticals, Inc. (a)	1,798	1,906
The Medicines Company (a)	2,463	78,693
TherapeuticsMD, Inc. (a)(b)	6,661	28,642
Theravance Biopharma, Inc. (a)	1,558	37,158
Tricida, Inc.	622	21,310
Verrica Pharmaceuticals, Inc. (a)	376	3,760
WAVE Life Sciences (a)	730	19,367
Xeris Pharmaceuticals, Inc.	714	7,283
Zogenix, Inc. (a)	1,500	58,485
Zomedica Pharmaceuticals Corp. (a)	1,329	559
		1,391,723

TOTAL HEALTH CARE		11,189,179

INDUSTRIALS - 15.0%
Aerospace & Defense - 1.1%
AAR Corp.	1,175	39,680
Aerojet Rocketdyne Holdings, Inc. (a)(b)	2,600	88,036
AeroVironment, Inc. (a)	754	51,694
Astronics Corp. (a)	772	25,738
Axon Enterprise, Inc. (a)(b)	2,039	129,477
Cubic Corp.	1,108	62,912
Ducommun, Inc. (a)	365	14,812
KEYW Holding Corp. (a)	1,757	19,924
Kratos Defense & Security Solutions, Inc. (a)	3,141	49,879
Mercury Systems, Inc. (a)	1,669	121,870
Moog, Inc. Class A	1,148	107,499
National Presto Industries, Inc.	172	18,318
Triumph Group, Inc.	1,742	41,338
Vectrus, Inc. (a)	405	16,423
Wesco Aircraft Holdings, Inc. (a)	1,865	15,741
		803,341
Air Freight & Logistics - 0.3%
Air Transport Services Group, Inc. (a)	2,067	48,637
Atlas Air Worldwide Holdings, Inc. (a)	860	41,529
Echo Global Logistics, Inc. (a)	998	22,894
Forward Air Corp.	1,017	64,396
Hub Group, Inc. Class A (a)	1,153	47,930
Radiant Logistics, Inc.	1,346	8,803
		234,189
Airlines - 0.5%
Allegiant Travel Co.	455	66,830
Hawaiian Holdings, Inc.	1,779	50,186
Mesa Air Group, Inc.	387	3,537
SkyWest, Inc.	1,801	110,924
Spirit Airlines, Inc. (a)	2,449	133,177
		364,654
Building Products - 1.4%
AAON, Inc.	1,462	73,407
Advanced Drain Systems, Inc. Del	1,292	36,241
American Woodmark Corp. (a)	496	44,605
Apogee Enterprises, Inc.	950	38,285
Builders FirstSource, Inc. (a)	4,006	55,203
Caesarstone Sdot-Yam Ltd.	832	12,588
Continental Building Products, Inc. (a)	1,329	34,089
COVIA Corp. (a)(b)	1,058	5,089
CSW Industrials, Inc.	530	31,774
GCP Applied Technologies, Inc. (a)	2,536	73,011
Gibraltar Industries, Inc. (a)	1,132	44,906
GMS, Inc. (a)	1,178	20,756
Griffon Corp.	1,278	25,074
Insteel Industries, Inc.	620	12,983
Jeld-Wen Holding, Inc. (a)	2,411	47,617
Masonite International Corp. (a)	933	48,040
NCI Building Systems, Inc. (a)	1,467	8,391
Patrick Industries, Inc. (a)	820	40,893
PGT, Inc. (a)	2,025	29,687
Quanex Building Products Corp.	1,159	19,378
Simpson Manufacturing Co. Ltd.	1,484	94,501
Trex Co., Inc. (a)	2,096	145,190
Universal Forest Products, Inc.	2,112	78,038
		1,019,746
Commercial Services & Supplies - 2.6%
ABM Industries, Inc.	2,352	89,305
ACCO Brands Corp.	3,652	33,379
ADS Waste Holdings, Inc. (a)	2,556	82,661
Brady Corp. Class A	1,707	83,285
BrightView Holdings, Inc.	1,112	17,836
Casella Waste Systems, Inc. Class A (a)	1,552	57,921
CECO Environmental Corp. (a)	1,052	8,164
Charah Solutions, Inc.	305	2,147
Cimpress NV (a)	649	58,670
CompX International, Inc. Class A	55	856
Covanta Holding Corp.	4,146	74,918
Deluxe Corp.	1,676	74,951
Ennis, Inc.	889	17,940
Evoqua Water Technologies Corp. (a)	2,691	36,651
Healthcare Services Group, Inc.	2,653	89,804
Heritage-Crystal Clean, Inc. (a)	543	15,600
Herman Miller, Inc.	2,065	80,163
HNI Corp.	1,542	56,607
Interface, Inc.	2,117	33,957
Kimball International, Inc. Class B	1,311	20,530
Knoll, Inc.	1,728	37,740
LSC Communications, Inc.	1,251	8,744
Matthews International Corp. Class A	1,114	44,627
McGrath RentCorp.	858	53,196
Mobile Mini, Inc.	1,579	56,876
MSA Safety, Inc.	1,215	133,541
Multi-Color Corp.	495	24,701
NL Industries, Inc. (a)	252	895
PICO Holdings, Inc. (a)	680	7,772
Pitney Bowes, Inc.	6,669	47,417
Quad/Graphics, Inc.	1,178	14,383
R.R. Donnelley & Sons Co.	2,405	11,111
SP Plus Corp. (a)	814	28,099
Steelcase, Inc. Class A	3,031	52,406
Team, Inc. (a)	1,069	18,066
Tetra Tech, Inc.	1,964	127,110
The Brink's Co.	1,779	142,195
U.S. Ecology, Inc.	783	47,771
UniFirst Corp.	536	84,758
Viad Corp.	728	44,634
VSE Corp.	327	9,996
		1,931,383
Construction & Engineering - 1.1%
Aegion Corp. (a)	1,163	23,155
Ameresco, Inc. Class A (a)	650	9,789
Argan, Inc.	526	25,153
Comfort Systems U.S.A., Inc.	1,296	70,114
Dycom Industries, Inc. (a)	1,095	54,301
EMCOR Group, Inc.	2,029	170,720
Granite Construction, Inc.	1,566	70,298
Great Lakes Dredge & Dock Corp. (a)	2,066	21,135
HC2 Holdings, Inc. (a)(b)	1,429	3,058
Ies Holdings, Inc. (a)	291	5,095
Infrastructure and Energy Alternatives, Inc. (a)	587	2,665
KBR, Inc.	4,987	110,811
Keane Group, Inc. (a)	1,783	18,704
MasTec, Inc. (a)	2,264	114,672
MYR Group, Inc. (a)	589	21,292
Northwest Pipe Co. (a)	329	7,886
NV5 Holdings, Inc. (a)	341	21,599
Orion Group Holdings, Inc. (a)	977	2,530
Primoris Services Corp.	1,488	32,617
Sterling Construction Co., Inc. (a)	978	13,262
Tutor Perini Corp. (a)	1,349	26,940
Williams Scotsman Corp. (a)	1,341	18,063
		843,859
Electrical Equipment - 0.7%
Allied Motion Technologies, Inc.	240	8,786
AZZ, Inc.	921	43,738
Babcock & Wilcox Enterprises, Inc. (a)	1,057	369
Encore Wire Corp.	717	42,511
Energous Corp. (a)	837	4,244
EnerSys	1,533	106,068
Enphase Energy, Inc. (a)	3,071	30,833
FuelCell Energy, Inc. (a)	2,959	775
Generac Holdings, Inc. (a)	2,162	118,888
Plug Power, Inc. (a)	7,703	19,180
Powell Industries, Inc.	305	8,921
Preformed Line Products Co.	121	6,823
Sunrun, Inc. (a)	3,418	51,988
Thermon Group Holdings, Inc. (a)	1,165	30,045
TPI Composites, Inc. (a)	513	15,877
Vicor Corp. (a)	607	22,769
Vivint Solar, Inc. (a)	1,378	7,455
		519,270
Industrial Conglomerates - 0.1%
Raven Industries, Inc.	1,277	49,688
Machinery - 3.9%
Actuant Corp. Class A	2,155	55,125
Alamo Group, Inc.	340	35,238
Albany International Corp. Class A	1,030	76,189
Altra Industrial Motion Corp.	2,124	79,629
Astec Industries, Inc.	833	28,080
Barnes Group, Inc.	1,712	95,221
Blue Bird Corp. (a)	523	9,053
Briggs & Stratton Corp.	1,508	18,398
Cactus, Inc. (a)	1,348	48,932
Chart Industries, Inc. (a)	1,095	96,656
CIRCOR International, Inc. (a)	590	19,895
Columbus McKinnon Corp. (NY Shares)	799	31,449
Commercial Vehicle Group, Inc. (a)	1,040	9,277
Douglas Dynamics, Inc.	799	30,170
Eastern Co.	184	5,273
Energy Recovery, Inc. (a)(b)	1,352	13,155
EnPro Industries, Inc.	725	53,882
ESCO Technologies, Inc.	911	68,325
Federal Signal Corp.	2,102	60,475
Franklin Electric Co., Inc.	1,645	80,375
FreightCar America, Inc. (a)	418	2,893
Gencor Industries, Inc. (a)	306	3,693
Global Brass & Copper Holdings, Inc.	776	33,671
Gorman-Rupp Co.	662	22,045
Graham Corp.	335	6,935
Greenbrier Companies, Inc.	1,126	40,007
Harsco Corp. (a)	2,842	64,343
Hillenbrand, Inc.	2,216	95,332
Hurco Companies, Inc.	219	8,613
Hyster-Yale Materials Handling Class A	374	24,916
John Bean Technologies Corp.	1,120	122,965
Kadant, Inc.	389	38,157
Kennametal, Inc.	2,897	117,908
L.B. Foster Co. Class A (a)	339	7,285
Lindsay Corp.	384	32,640
Lydall, Inc. (a)	642	15,800
Manitex International, Inc. (a)	499	3,812
Manitowoc Co., Inc. (a)	1,294	23,111
Meritor, Inc. (a)	2,863	69,456
Milacron Holdings Corp. (a)	2,492	36,408
Miller Industries, Inc.	383	12,670
Mueller Industries, Inc.	2,002	58,398
Mueller Water Products, Inc. Class A	5,458	58,564
Navistar International Corp. New (a)	1,761	60,121
NN, Inc.	1,568	14,175
Omega Flex, Inc.	99	8,381
Park-Ohio Holdings Corp.	303	11,099
ProPetro Holding Corp. (a)	2,513	55,613
Proto Labs, Inc. (a)	971	106,606
RBC Bearings, Inc. (a)	848	116,642
Rexnord Corp. (a)	3,708	106,049
Spartan Motors, Inc.	1,159	10,779
SPX Corp. (a)	1,523	55,590
SPX Flow, Inc. (a)	1,500	53,910
Standex International Corp.	452	29,864
Sun Hydraulics Corp.	1,030	53,910
Tennant Co.	634	42,085
Titan International, Inc.	1,728	11,975
TriMas Corp. (a)	1,612	49,859
Twin Disc, Inc. (a)	325	6,156
Wabash National Corp.	1,902	28,682
Watts Water Technologies, Inc. Class A	999	85,504
Woodward, Inc.	1,902	207,128
		2,928,547
Marine - 0.1%
Costamare, Inc.	1,883	11,373
Eagle Bulk Shipping, Inc. (a)	1,666	9,080
Genco Shipping & Trading Ltd. (a)	329	3,323
Matson, Inc.	1,506	59,653
Safe Bulkers, Inc. (a)	1,782	3,190
Scorpio Bulkers, Inc.	1,908	10,265
		96,884
Professional Services - 1.5%
Acacia Research Corp. (a)	1,664	5,292
Asgn, Inc. (a)	1,815	114,418
Barrett Business Services, Inc.	257	18,725
BG Staffing, Inc.	292	6,824
CBIZ, Inc. (a)	1,831	35,357
CRA International, Inc.	287	14,947
Exponent, Inc.	1,826	103,388
Forrester Research, Inc.	362	18,411
Franklin Covey Co. (a)	334	9,522
FTI Consulting, Inc. (a)	1,346	114,383
GP Strategies Corp. (a)	432	5,499
Heidrick & Struggles International, Inc.	668	23,901
Huron Consulting Group, Inc. (a)	791	38,229
ICF International, Inc.	643	50,070
InnerWorkings, Inc. (a)	1,444	4,881
Insperity, Inc.	1,364	163,080
Kelly Services, Inc. Class A (non-vtg.)	1,139	25,354
Kforce, Inc.	824	29,680
Korn Ferry	2,006	94,322
MISTRAS Group, Inc. (a)	594	8,144
Navigant Consulting, Inc.	1,524	34,793
Resources Connection, Inc.	1,069	17,168
TriNet Group, Inc. (a)	1,555	96,939
TrueBlue, Inc. (a)	1,427	34,476
WageWorks, Inc. (a)	1,407	68,648
Willdan Group, Inc. (a)	335	13,243
		1,149,694
Road & Rail - 0.5%
ArcBest Corp.	928	28,360
Avis Budget Group, Inc. (a)	2,332	82,903
Covenant Transport Group, Inc. Class A (a)	428	8,359
Daseke, Inc. (a)	1,416	7,307
Heartland Express, Inc.	1,644	32,354
Hertz Global Holdings, Inc. (a)	1,949	35,433
Marten Transport Ltd.	1,415	27,989
P.A.M. Transportation Services, Inc. (a)	73	3,651
Saia, Inc. (a)	908	58,466
U.S. Xpress Enterprises, Inc.	790	5,325
U.S.A. Truck, Inc. (a)	271	3,859
Universal Logistics Holdings, Inc.	283	6,911
Werner Enterprises, Inc.	1,646	55,141
YRC Worldwide, Inc. (a)	1,153	7,852
		363,910
Trading Companies & Distributors - 1.2%
Aircastle Ltd.	1,914	38,127
Applied Industrial Technologies, Inc.	1,378	82,597
Beacon Roofing Supply, Inc. (a)	2,441	91,928
BlueLinx Corp. (a)	346	8,899
BMC Stock Holdings, Inc. (a)	2,403	49,454
CAI International, Inc. (a)	595	14,774
DXP Enterprises, Inc. (a)	581	24,919
EVI Industries, Inc.	131	4,782
GATX Corp.	1,333	102,814
General Finance Corp. (a)	377	3,506
H&E Equipment Services, Inc.	1,140	34,667
Herc Holdings, Inc. (a)	860	41,418
Kaman Corp.	977	60,486
Lawson Products, Inc. (a)	232	7,619
MRC Global, Inc. (a)	2,988	51,782
Now, Inc. (a)	3,833	56,038
Rush Enterprises, Inc.:
Class A	1,076	45,633
Class B	145	6,090
SiteOne Landscape Supply, Inc. (a)	1,443	97,114
Systemax, Inc.	420	9,538
Textainer Group Holdings Ltd. (a)	936	8,976
Titan Machinery, Inc. (a)	649	11,163
Triton International Ltd.	1,816	59,837
Veritiv Corp. (a)	392	10,933
Willis Lease Finance Corp. (a)	104	5,171
		928,265

TOTAL INDUSTRIALS		11,233,430

INFORMATION TECHNOLOGY - 15.5%
Communications Equipment - 1.7%
Acacia Communications, Inc. (a)	971	56,201
ADTRAN, Inc.	1,715	29,395
Aerohive Networks, Inc. (a)	1,092	3,691
Applied Optoelectronics, Inc. (a)(b)	728	9,115
CalAmp Corp. (a)	1,163	16,991
Calix Networks, Inc. (a)	1,535	10,515
Ciena Corp. (a)	5,111	196,058
Clearfield, Inc. (a)	388	5,719
Comtech Telecommunications Corp.	807	18,989
Dasan Zhone Solutions, Inc. (a)	213	2,441
Digi International, Inc. (a)	956	12,304
Extreme Networks, Inc. (a)	4,154	33,232
Finisar Corp. (a)	4,160	100,298
Harmonic, Inc. (a)	3,108	17,591
Infinera Corp. (a)	5,498	23,861
InterDigital, Inc.	1,195	78,141
KVH Industries, Inc. (a)	573	5,615
Lumentum Holdings, Inc. (a)	2,715	168,249
Maxar Technologies, Inc.	2,087	10,289
NETGEAR, Inc. (a)	1,119	34,723
NetScout Systems, Inc. (a)	2,670	78,498
Plantronics, Inc.	1,176	60,540
Quantenna Communications, Inc. (a)	1,218	29,658
Sonus Networks, Inc. (a)	1,853	9,932
ViaSat, Inc. (a)	1,973	179,188
Viavi Solutions, Inc. (a)	8,156	108,475
		1,299,709
Electronic Equipment & Components - 2.7%
Anixter International, Inc. (a)	1,069	67,208
Arlo Technologies, Inc.	2,737	10,866
AVX Corp.	1,655	26,993
Badger Meter, Inc.	1,024	56,812
Bel Fuse, Inc. Class B (non-vtg.)	345	8,177
Belden, Inc.	1,436	79,770
Benchmark Electronics, Inc.	1,559	42,140
Cardtronics PLC (a)	1,408	50,350
Casa Systems, Inc. (a)	990	9,494
Control4 Corp. (a)	925	16,104
CTS Corp.	1,164	34,862
Daktronics, Inc.	1,239	9,392
ePlus, Inc. (a)	475	44,788
Fabrinet (a)	1,295	78,373
FARO Technologies, Inc. (a)	609	34,256
Fitbit, Inc. (a)(b)	7,639	40,334
II-VI, Inc. (a)	2,249	89,600
Insight Enterprises, Inc. (a)	1,257	71,121
Iteris, Inc. (a)	862	3,741
Itron, Inc. (a)	1,202	64,499
KEMET Corp.	2,005	35,829
Kimball Electronics, Inc. (a)	858	12,982
Knowles Corp. (a)	3,092	58,377
Maxwell Technologies, Inc. (a)	1,577	6,923
Mesa Laboratories, Inc.	120	28,403
Methode Electronics, Inc. Class A	1,281	37,802
MTS Systems Corp.	629	34,582
Napco Security Technolgies, Inc. (a)	412	10,209
Novanta, Inc. (a)	1,164	101,291
OSI Systems, Inc. (a)	595	53,627
Par Technology Corp. (a)	398	9,437
Park Electrochemical Corp.	672	11,054
PC Connection, Inc.	398	14,790
Plexus Corp. (a)	1,105	66,499
Rogers Corp. (a)	654	109,558
Sanmina Corp. (a)	2,406	81,612
ScanSource, Inc. (a)	891	33,546
SYNNEX Corp.	1,482	159,878
Tech Data Corp. (a)	1,327	141,471
TTM Technologies, Inc. (a)	3,348	44,328
Vishay Intertechnology, Inc.	4,712	93,345
Vishay Precision Group, Inc. (a)	380	14,391
		1,998,814
IT Services - 2.1%
Brightcove, Inc. (a)	1,238	12,417
CACI International, Inc. Class A (a)	874	170,378
Carbonite, Inc. (a)	1,156	28,357
Cass Information Systems, Inc.	518	25,553
CSG Systems International, Inc.	1,163	51,928
Endurance International Group Holdings, Inc. (a)	2,582	14,278
Everi Holdings, Inc. (a)	2,389	24,583
EVERTEC, Inc.	2,155	67,473
EVO Payments, Inc. Class A	890	26,442
Exela Technologies, Inc. (a)	1,593	5,241
ExlService Holdings, Inc. (a)	1,173	69,676
GTT Communications, Inc. (a)(b)	1,505	63,135
Hackett Group, Inc.	884	13,569
i3 Verticals, Inc. Class A	322	7,773
Information Services Group, Inc. (a)	1,136	4,044
Internap Network Services Corp. (a)	844	3,325
Limelight Networks, Inc. (a)	4,035	11,984
Liveramp Holdings, Inc. (a)	2,404	140,225
ManTech International Corp. Class A	937	58,085
Maximus, Inc.	2,264	166,744
MoneyGram International, Inc. (a)	1,056	3,495
NIC, Inc.	2,283	39,405
Perficient, Inc. (a)	1,160	34,150
Perspecta, Inc.	5,028	116,046
PFSweb, Inc. (a)	514	2,375
Presidio, Inc.	1,408	21,148
PRG-Schultz International, Inc. (a)	705	5,654
Science Applications International Corp.	1,788	134,011
ServiceSource International, Inc. (a)	3,544	3,757
Sykes Enterprises, Inc. (a)	1,405	38,989
Travelport Worldwide Ltd.	4,444	69,682
Ttec Holdings, Inc.	513	18,704
Tucows, Inc. (a)	338	29,808
Unisys Corp. (a)(b)	1,800	20,178
Virtusa Corp. (a)	1,010	56,106
		1,558,718
Semiconductors & Semiconductor Equipment - 2.7%
ACM Research, Inc. (a)	293	5,048
Adesto Technologies Corp. (a)	859	5,472
Advanced Energy Industries, Inc. (a)	1,363	78,727
Alpha & Omega Semiconductor Ltd. (a)	681	8,444
Ambarella, Inc. (a)	1,103	55,282
Amkor Technology, Inc. (a)	3,649	33,060
Aquantia Corp. (a)	817	7,770
Axcelis Technologies, Inc. (a)	1,156	24,611
AXT, Inc. (a)	1,316	7,501
Brooks Automation, Inc.	2,492	93,475
Cabot Microelectronics Corp.	1,006	127,008
Ceva, Inc. (a)	759	19,119
Cirrus Logic, Inc. (a)	2,127	101,203
Cohu, Inc.	1,423	21,103
Cree, Inc. (a)	3,677	243,013
Diodes, Inc. (a)	1,423	51,826
Entegris, Inc.	5,057	206,629
FormFactor, Inc. (a)	2,625	49,744
Ichor Holdings Ltd. (a)	764	19,238
Impinj, Inc. (a)	559	16,362
Inphi Corp. (a)	1,560	71,230
Kopin Corp. (a)	2,059	2,574
Lattice Semiconductor Corp. (a)	4,147	53,704
MACOM Technology Solutions Holdings, Inc. (a)	1,640	22,780
MaxLinear, Inc. Class A (a)	2,241	60,305
Nanometrics, Inc. (a)	814	24,249
NeoPhotonics Corp. (a)	1,203	8,216
NVE Corp.	164	15,713
PDF Solutions, Inc. (a)	1,005	13,045
Photronics, Inc. (a)	2,263	21,136
Power Integrations, Inc.	1,021	80,679
Rambus, Inc. (a)	3,751	42,986
Rudolph Technologies, Inc. (a)	1,089	26,343
Semtech Corp. (a)	2,309	124,386
Silicon Laboratories, Inc. (a)	1,520	163,643
SMART Global Holdings, Inc. (a)	489	10,631
SunPower Corp. (a)	2,287	16,512
Synaptics, Inc. (a)	1,233	46,447
Ultra Clean Holdings, Inc. (a)	1,433	17,153
Veeco Instruments, Inc. (a)	1,732	21,096
Xperi Corp.	1,719	42,717
		2,060,180
Software - 6.0%
8x8, Inc. (a)	3,332	79,701
A10 Networks, Inc. (a)	2,021	13,056
ACI Worldwide, Inc. (a)	4,066	144,424
Agilysys, Inc. (a)	529	10,120
Alarm.com Holdings, Inc. (a)	1,118	79,244
Altair Engineering, Inc. Class A (a)	888	35,023
Alteryx, Inc. Class A (a)(b)	1,046	92,717
Amber Road, Inc. (a)	832	7,521
American Software, Inc. Class A	991	12,833
Anaplan, Inc.	653	25,709
AppFolio, Inc. (a)	557	54,090
Asure Software, Inc. (a)	429	2,986
Avalara, Inc.	978	57,575
Avaya Holdings Corp. (a)	3,750	71,550
Benefitfocus, Inc. (a)	996	40,567
Blackbaud, Inc.	1,709	135,507
BlackLine, Inc. (a)	1,306	66,710
Bottomline Technologies, Inc. (a)	1,496	75,653
Box, Inc. Class A (a)	4,556	93,945
Carbon Black, Inc.	1,401	19,250
Cardlytics, Inc. (a)	201	3,136
ChannelAdvisor Corp. (a)	882	10,364
Cision Ltd. (a)	2,395	28,884
Cloudera, Inc. (a)	7,093	78,945
CommVault Systems, Inc. (a)	1,433	75,376
Cornerstone OnDemand, Inc. (a)	1,954	106,786
Coupa Software, Inc. (a)	1,982	204,800
Digimarc Corp. (a)	385	11,469
Domo, Inc. Class B	608	23,292
Ebix, Inc.	857	43,261
eGain Communications Corp. (a)	601	6,004
Envestnet, Inc. (a)	1,599	113,513
Everbridge, Inc. (a)	1,034	76,402
Five9, Inc. (a)	2,055	109,059
Forescout Technologies, Inc. (a)	1,093	45,950
HubSpot, Inc. (a)	1,322	243,896
Innovate Biopharmaceuticals, Inc. (a)	738	1,188
Instructure, Inc. (a)	1,129	48,637
j2 Global, Inc.	1,664	145,800
LivePerson, Inc. (a)	2,096	61,476
Majesco (a)	257	2,005
MicroStrategy, Inc. Class A (a)	304	45,509
Mitek Systems, Inc. (a)	1,219	14,506
MobileIron, Inc. (a)	2,574	15,264
Model N, Inc. (a)	942	17,465
Monotype Imaging Holdings, Inc.	1,446	24,929
New Relic, Inc. (a)	1,601	168,489
Onespan, Inc. (a)	1,153	21,377
Park City Group, Inc. (a)	449	3,471
Paylocity Holding Corp. (a)	1,030	99,447
Progress Software Corp.	1,602	73,067
PROS Holdings, Inc. (a)	1,132	58,004
Q2 Holdings, Inc. (a)	1,332	100,459
QAD, Inc. Class A	359	16,826
Qualys, Inc. (a)	1,219	110,027
Rapid7, Inc. (a)	1,309	71,131
Rimini Street, Inc. (a)	366	1,859
SailPoint Technologies Holding, Inc. (a)	2,493	70,452
SecureWorks Corp. (a)	302	5,865
ShotSpotter, Inc. (a)	254	13,386
SPS Commerce, Inc. (a)	608	63,074
SurveyMonkey	659	11,796
Telaria, Inc. (a)	1,532	11,046
TeleNav, Inc. (a)	1,051	6,548
Tenable Holdings, Inc.	1,071	38,449
The Trade Desk, Inc. (a)	1,186	262,675
TiVo Corp.	4,343	40,694
Upland Software, Inc. (a)	564	26,220
Upwork, Inc.	429	8,576
Varonis Systems, Inc. (a)	1,003	71,363
Verint Systems, Inc. (a)	2,287	138,112
Veritone, Inc. (a)	310	1,919
VirnetX Holding Corp. (a)	2,040	13,015
Workiva, Inc. (a)	1,027	54,575
Yext, Inc. (a)	3,037	66,541
Zix Corp. (a)	1,811	14,760
Zscaler, Inc. (a)	2,165	147,891
		4,467,211
Technology Hardware, Storage & Peripherals - 0.3%
3D Systems Corp. (a)	3,870	41,177
Avid Technology, Inc. (a)	956	7,266
Cray, Inc. (a)	1,444	37,919
Diebold Nixdorf, Inc. (a)	2,715	27,394
Eastman Kodak Co. (a)(b)	595	1,464
Electronics for Imaging, Inc. (a)	1,593	59,244
Immersion Corp. (a)	891	8,420
Stratasys Ltd. (a)	1,798	41,804
U.S.A. Technologies, Inc. (a)(b)	2,119	12,015
		236,703

TOTAL INFORMATION TECHNOLOGY		11,621,335

MATERIALS - 3.7%
Chemicals - 1.8%
A. Schulman, Inc. rights (a)(c)	675	292
Advanced Emissions Solutions, Inc.	643	7,266
AdvanSix, Inc. (a)	1,069	32,316
AgroFresh Solutions, Inc. (a)	1,093	3,487
American Vanguard Corp.	1,009	15,882
Amyris, Inc. (a)	1,191	5,336
Balchem Corp.	1,150	116,737
Chase Corp.	262	24,542
Ferro Corp. (a)	2,954	52,788
Flotek Industries, Inc. (a)	1,922	6,862
FutureFuel Corp.	891	13,089
H.B. Fuller Co.	1,793	87,803
Hawkins, Inc.	338	12,476
Ingevity Corp. (a)	1,514	174,125
Innophos Holdings, Inc.	700	22,533
Innospec, Inc.	857	72,691
Intrepid Potash, Inc. (a)	3,482	12,953
Koppers Holdings, Inc. (a)	767	20,510
Kraton Performance Polymers, Inc. (a)	1,111	36,463
Kronos Worldwide, Inc.	769	10,458
LSB Industries, Inc. (a)	738	4,317
Marrone Bio Innovations, Inc. (a)	1,880	3,027
Minerals Technologies, Inc.	1,257	78,902
OMNOVA Solutions, Inc. (a)	1,504	11,130
PolyOne Corp.	2,106	58,210
PQ Group Holdings, Inc. (a)	1,257	19,873
Quaker Chemical Corp.	463	103,629
Rayonier Advanced Materials, Inc.	1,823	27,053
Sensient Technologies Corp.	1,516	106,302
Stepan Co.	716	66,259
Trecora Resources (a)	699	6,536
Tredegar Corp.	941	16,957
Trinseo SA	1,521	68,369
Tronox Holdings PLC	3,322	46,973
Valhi, Inc.	886	2,224
		1,348,370
Construction Materials - 0.2%
Forterra, Inc. (a)	646	2,997
Foundation Building Materials, Inc. (a)	513	6,972
Summit Materials, Inc. (a)	4,094	71,727
U.S. Concrete, Inc. (a)	577	27,194
United States Lime & Minerals, Inc.	68	5,503
		114,393
Containers & Packaging - 0.1%
Greif, Inc.:
Class A	912	36,042
Class B	194	9,438
Myers Industries, Inc.	1,277	22,846
UFP Technologies, Inc. (a)	230	8,372
		76,698
Metals & Mining - 1.2%
AK Steel Holding Corp. (a)(b)	11,837	28,646
Allegheny Technologies, Inc. (a)	4,442	110,695
Atkore International Group, Inc. (a)	1,380	34,169
Carpenter Technology Corp.	1,643	81,608
Century Aluminum Co. (a)	1,812	15,239
Cleveland-Cliffs, Inc. (b)	10,369	103,586
Coeur d'Alene Mines Corp. (a)	6,826	24,642
Commercial Metals Co.	4,114	71,131
Compass Minerals International, Inc.	1,200	68,868
Gold Resource Corp.	1,789	6,548
Haynes International, Inc.	454	14,669
Hecla Mining Co.	16,411	34,463
Kaiser Aluminum Corp.	566	55,694
Livent Corp.	5,452	58,773
Materion Corp.	712	41,317
Olympic Steel, Inc.	315	5,109
Pan American Silver Corp. rights (a)(c)	9,931	0
Ryerson Holding Corp. (a)	536	4,636
Schnitzer Steel Industries, Inc. Class A	931	22,083
SunCoke Energy, Inc.	2,354	20,268
Synalloy Corp.	280	4,942
TimkenSteel Corp. (a)	1,471	14,916
Universal Stainless & Alloy Products, Inc. (a)	294	4,231
Warrior Metropolitan Coal, Inc.	1,552	48,112
Worthington Industries, Inc.	1,440	57,787
		932,132
Paper & Forest Products - 0.4%
Boise Cascade Co.	1,398	38,711
Clearwater Paper Corp. (a)	556	11,215
Louisiana-Pacific Corp.	5,035	126,127
Neenah, Inc.	596	40,439
P.H. Glatfelter Co.	1,507	23,780
Schweitzer-Mauduit International, Inc.	1,100	39,127
Verso Corp. (a)	1,264	28,212
		307,611

TOTAL MATERIALS		2,779,204

REAL ESTATE - 7.4%
Equity Real Estate Investment Trusts (REITs) - 6.7%
Acadia Realty Trust (SBI)	2,857	80,682
Agree Realty Corp.	1,195	78,237
Alexander & Baldwin, Inc.	2,442	57,680
Alexanders, Inc.	74	28,093
American Assets Trust, Inc.	1,364	63,003
Americold Realty Trust	5,614	179,704
Armada Hoffler Properties, Inc.	1,866	30,136
Ashford Hospitality Trust, Inc.	3,042	16,761
Bluerock Residential Growth (REIT), Inc.	856	9,596
Braemar Hotels & Resorts, Inc.	1,111	15,443
BRT Realty Trust	351	4,925
CareTrust (REIT), Inc.	2,989	72,483
CatchMark Timber Trust, Inc.	1,732	17,320
CBL & Associates Properties, Inc.	6,528	6,593
Cedar Realty Trust, Inc.	3,063	9,403
Chatham Lodging Trust	1,713	33,729
Chesapeake Lodging Trust	2,111	60,164
City Office REIT, Inc.	1,475	17,110
Clipper Realty, Inc.	528	6,890
Community Healthcare Trust, Inc.	673	24,551
CorEnergy Infrastructure Trust, Inc.	444	16,779
CorePoint Lodging, Inc.	1,558	19,475
Corrections Corp. of America	4,229	88,005
Cousins Properties, Inc.	14,941	142,985
DiamondRock Hospitality Co.	7,361	79,940
Easterly Government Properties, Inc.	2,101	37,818
EastGroup Properties, Inc.	1,252	143,141
Essential Properties Realty Trust, Inc.	1,309	27,070
Farmland Partners, Inc.	1,035	6,790
First Industrial Realty Trust, Inc.	4,426	156,105
Four Corners Property Trust, Inc.	2,415	68,683
Franklin Street Properties Corp.	3,836	30,151
Front Yard Residential Corp. Class B	1,834	18,175
Getty Realty Corp.	1,170	37,943
Gladstone Commercial Corp.	1,079	23,468
Gladstone Land Corp.	518	6,563
Global Medical REIT, Inc.	820	8,364
Global Net Lease, Inc.	2,736	52,176
Government Properties Income Trust	1,702	46,192
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	2,110	56,105
Healthcare Realty Trust, Inc.	4,369	134,915
Hersha Hospitality Trust	1,329	24,680
Independence Realty Trust, Inc.	3,254	34,460
Industrial Logistics Properties Trust	2,312	45,893
InfraReit, Inc.	1,517	31,933
Investors Real Estate Trust	457	27,548
iStar Financial, Inc.	2,434	21,103
Jernigan Capital, Inc.	670	14,117
Kite Realty Group Trust	3,034	47,907
Lexington Corporate Properties Trust	7,512	68,134
LTC Properties, Inc.	1,425	64,211
Mack-Cali Realty Corp.	3,206	74,636
MedEquities Realty Trust, Inc.	984	10,539
Monmouth Real Estate Investment Corp. Class A	3,222	44,270
National Health Investors, Inc.	1,458	109,977
National Storage Affiliates Trust	2,032	59,456
New Senior Investment Group, Inc.	2,905	16,239
NexPoint Residential Trust, Inc.	658	24,668
NorthStar Realty Europe Corp.	1,571	28,011
One Liberty Properties, Inc.	538	15,225
Pebblebrook Hotel Trust	4,621	150,460
Pennsylvania Real Estate Investment Trust (SBI)	2,643	15,911
Physicians Realty Trust	6,537	118,058
Piedmont Office Realty Trust, Inc. Class A	4,542	94,564
Potlatch Corp.	2,354	91,006
Preferred Apartment Communities, Inc. Class A	1,431	22,381
PS Business Parks, Inc.	712	109,377
QTS Realty Trust, Inc. Class A	1,825	82,764
Ramco-Gershenson Properties Trust (SBI)	2,782	33,746
Retail Opportunity Investments Corp.	4,039	70,884
Rexford Industrial Realty, Inc.	3,282	124,355
RLJ Lodging Trust	6,174	113,663
Ryman Hospitality Properties, Inc.	1,589	126,484
Sabra Health Care REIT, Inc.	6,332	123,854
Safety Income and Growth, Inc.	281	7,090
Saul Centers, Inc.	436	23,261
Seritage Growth Properties (b)	1,166	51,992
Spirit MTA REIT	1,469	9,901
Stag Industrial, Inc.	3,497	100,644
Summit Hotel Properties, Inc.	3,758	43,630
Sunstone Hotel Investors, Inc.	8,113	116,827
Tanger Factory Outlet Centers, Inc.	3,272	59,092
Terreno Realty Corp.	2,122	94,747
The GEO Group, Inc.	4,275	85,586
TIER REIT, Inc.	1,932	54,753
UMH Properties, Inc.	1,202	16,888
Universal Health Realty Income Trust (SBI)	475	38,485
Urban Edge Properties	3,952	73,389
Urstadt Biddle Properties, Inc. Class A	1,050	23,027
Washington Prime Group, Inc.	6,762	30,091
Washington REIT (SBI)	2,852	80,540
Whitestone REIT Class B	1,454	18,655
Xenia Hotels & Resorts, Inc.	3,985	86,275
		5,068,733
Real Estate Management & Development - 0.7%
Altisource Portfolio Solutions SA (a)	339	8,024
American Realty Investments, Inc. (a)	63	864
Boston Omaha Corp. (a)	175	4,121
Colony NorthStar Credit Real Estate, Inc.	3,040	47,242
Consolidated-Tomoka Land Co.	133	8,246
Cushman & Wakefield PLC	2,255	44,288
Forestar Group, Inc. (a)	359	6,918
FRP Holdings, Inc. (a)	246	12,470
Griffin Industrial Realty, Inc.	27	986
HFF, Inc.	1,348	64,151
Kennedy-Wilson Holdings, Inc.	4,412	95,034
Legacy Housing Corp.	161	1,953
Marcus & Millichap, Inc. (a)	686	29,567
Maui Land & Pineapple, Inc. (a)	237	2,837
Newmark Group, Inc.	5,349	45,573
RE/MAX Holdings, Inc.	648	28,078
Redfin Corp. (a)(b)	2,806	58,028
Stratus Properties, Inc. (a)	199	5,329
Tejon Ranch Co. (a)	722	12,455
The St. Joe Co. (a)	1,266	21,573
Transcontinental Realty Investors, Inc. (a)	54	1,755
Trinity Place Holdings, Inc. (a)	608	2,383
		501,875

TOTAL REAL ESTATE		5,570,608

UTILITIES - 3.7%
Electric Utilities - 1.2%
Allete, Inc.	1,836	149,542
El Paso Electric Co.	1,442	88,121
IDACORP, Inc.	1,788	177,048
MGE Energy, Inc.	1,234	83,653
Otter Tail Corp.	1,412	72,436
PNM Resources, Inc.	2,841	131,936
Portland General Electric Co.	3,166	165,613
Spark Energy, Inc. Class A,	400	3,784
		872,133
Gas Utilities - 1.2%
Chesapeake Utilities Corp.	563	52,156
New Jersey Resources Corp.	3,088	154,647
Northwest Natural Holding Co.	1,017	68,027
ONE Gas, Inc.	1,852	163,939
RGC Resources, Inc.	258	7,147
South Jersey Industries, Inc.	3,270	105,032
Southwest Gas Holdings, Inc.	1,874	155,898
Spire, Inc.	1,750	147,333
		854,179
Independent Power and Renewable Electricity Producers - 0.3%
Atlantic Power Corp. (a)	3,739	8,637
NRG Yield, Inc.:
Class A	1,039	15,969
Class C	2,797	44,388
Ormat Technologies, Inc.	1,403	81,879
Pattern Energy Group, Inc.	2,877	66,516
Terraform Power, Inc.	2,574	34,903
		252,292
Multi-Utilities - 0.5%
Avista Corp.	2,321	100,128
Black Hills Corp.	1,892	137,662
NorthWestern Energy Corp.	1,771	123,704
Unitil Corp.	533	30,333
		391,827
Water Utilities - 0.5%
American States Water Co.	1,303	92,735
AquaVenture Holdings Ltd. (a)	386	7,508
Artesian Resources Corp. Class A	273	9,904
Cadiz, Inc. (a)	777	7,956
California Water Service Group	1,713	86,318
Connecticut Water Service, Inc.	425	29,142
Consolidated Water Co., Inc.	509	6,444
Global Water Resources, Inc.	361	3,520
Middlesex Water Co.	585	33,924
Pure Cycle Corp. (a)	584	5,869
Select Energy Services, Inc. Class A (a)	1,596	18,386
SJW Corp.	848	52,627
York Water Co.	483	16,436
		370,769

TOTAL UTILITIES		2,741,200

TOTAL COMMON STOCKS
(Cost $71,477,131)		74,100,343

Money Market Funds - 3.3%
Fidelity Cash Central Fund, 2.49% (d)	594,534	594,653
Fidelity Securities Lending Cash Central Fund 2.49% (d)(e)	1,911,878	1,912,070
TOTAL MONEY MARKET FUNDS
(Cost $2,506,723)		2,506,723
TOTAL INVESTMENT IN SECURITIES - 102.2%
(Cost $73,983,854)		76,607,066
NET OTHER ASSETS (LIABILITIES) - (2.2)%		(1,669,723)
NET ASSETS - 100%		$74,937,343

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini Russell 2000 Index Contracts (United States)	11	June 2019	$876,810	$13,014	$13,014

The notional amount of futures purchased as a percentage of Net Assets is 1.2%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Level 3 security

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$7,641
Fidelity Securities Lending Cash Central Fund	46,035
Total	$53,676

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$2,381,330	$2,381,330	$--	$--
Consumer Discretionary	8,919,938	8,919,938	--	--
Consumer Staples	2,069,440	2,069,440	--	--
Energy	2,501,380	2,501,380	--	--
Financials	13,093,299	13,093,299	--	--
Health Care	11,189,179	11,189,179	--	--
Industrials	11,233,430	11,233,430	--	--
Information Technology	11,621,335	11,621,335	--	--
Materials	2,779,204	2,778,912	--	292
Real Estate	5,570,608	5,570,608	--	--
Utilities	2,741,200	2,741,200	--	--
Money Market Funds	2,506,723	2,506,723	--	--
Total Investments in Securities:	$76,607,066	$76,606,774	$--	$292
Derivative Instruments:
Assets
Futures Contracts	$13,014	$13,014	$--	$--
Total Assets	$13,014	$13,014	$--	$--
Total Derivative Instruments:	$13,014	$13,014	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of April 30, 2019. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$13,014	$0
Total Equity Risk	13,014	0
Total Value of Derivatives	$13,014	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in distributable earnings.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		April 30, 2019
Assets
Investment in securities, at value (including securities loaned of $1,832,499) — See accompanying schedule: Unaffiliated issuers (cost $71,477,131)	$74,100,343
Fidelity Central Funds (cost $2,506,723)	2,506,723
Total Investment in Securities (cost $73,983,854)		$76,607,066
Segregated cash with brokers for derivative instruments		31,950
Cash		36,907
Receivable for fund shares sold		218,977
Dividends receivable		18,582
Distributions receivable from Fidelity Central Funds		4,374
Total assets		76,917,856
Liabilities
Payable for investments purchased	$857
Payable for fund shares redeemed	63,943
Payable for daily variation margin on futures contracts	3,609
Collateral on securities loaned	1,912,104
Total liabilities		1,980,513
Net Assets		$74,937,343
Net Assets consist of:
Paid in capital		$72,617,129
Total distributable earnings (loss)		2,320,214
Net Assets, for 6,405,507 shares outstanding		$74,937,343
Net Asset Value, offering price and redemption price per share ($74,937,343 ÷ 6,405,507 shares)		$11.70

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended April 30, 2019
Investment Income
Dividends		$684,540
Non-Cash dividends		86,616
Interest		643
Income from Fidelity Central Funds (including $46,035 from security lending)		53,676
Total income		825,475
Expenses
Independent trustees' fees and expenses	$247
Commitment fees	153
Total expenses before reductions	400
Expense reductions	(22)
Total expenses after reductions		378
Net investment income (loss)		825,097
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	254,851
Fidelity Central Funds	(19)
Foreign currency transactions	133
Futures contracts	1,261
Total net realized gain (loss)		256,226
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	2,462,461
Futures contracts	14,564
Total change in net unrealized appreciation (depreciation)		2,477,025
Net gain (loss)		2,733,251
Net increase (decrease) in net assets resulting from operations		$3,558,348

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended April 30, 2019	Year ended April 30, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$825,097	$55,209
Net realized gain (loss)	256,226	(48,015)
Change in net unrealized appreciation (depreciation)	2,477,025	141,648
Net increase (decrease) in net assets resulting from operations	3,558,348	148,842
Distributions to shareholders	(1,224,370)	–
Distributions to shareholders from net investment income	–	(29,084)
Distributions to shareholders from net realized gain	–	(12,396)
Total distributions	(1,224,370)	(41,480)
Share transactions
Proceeds from sales of shares	49,620,872	53,132,467
Reinvestment of distributions	131,994	41,480
Cost of shares redeemed	(28,075,810)	(2,973,872)
Net increase (decrease) in net assets resulting from share transactions	21,677,056	50,200,075
Total increase (decrease) in net assets	24,011,034	50,307,437
Net Assets
Beginning of period	50,926,309	618,872
End of period	$74,937,343	$50,926,309
Other Information
Undistributed net investment income end of period		$24,674
Shares
Sold	4,332,111	4,654,904
Issued in reinvestment of distributions	12,361	3,697
Redeemed	(2,396,168)	(261,398)
Net increase (decrease)	1,948,304	4,397,203

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Flex Small Cap Index Fund

Years ended April 30,	2019	2018	2017 A
Selected Per–Share Data
Net asset value, beginning of period	$11.43	$10.31	$10.00
Income from Investment Operations
Net investment income (loss)B	.16	.11	.02
Net realized and unrealized gain (loss)	.35	1.10	.29
Total from investment operations	.51	1.21	.31
Distributions from net investment income	(.11)	(.06)	–
Distributions from net realized gain	(.12)	(.03)	–
Total distributions	(.24)C	(.09)	–
Net asset value, end of period	$11.70	$11.43	$10.31
Total ReturnD,E	4.63%	11.72%	3.10%
Ratios to Average Net AssetsF,G
Expenses before reductionsH	-%	-%	- %I
Expenses net of fee waivers, if anyH	-%	-%	- %I
Expenses net of all reductionsH	-%	-%	- %I
Net investment income (loss)	1.36%	.97%	1.38%I
Supplemental Data
Net assets, end of period (000 omitted)	$74,937	$50,926	$619
Portfolio turnover rateJ	23%	34%K	2%L

 A For the period March 9, 2017 (commencement of operations) to April 30, 2017.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.24 per share is comprised of distributions from net investment income of $.114 and distributions from net realized gain of $.123 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 H Amount represents less than .005%.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 K Portfolio turnover rate excludes securities received or delivered in-kind.

 L Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended April 30, 2019

1. Organization.

Fidelity Flex Small Cap Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund is available only to certain fee-based accounts offered by Fidelity.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2019 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of April 30, 2019, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), market discount and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$9,493,294
Gross unrealized depreciation	(7,462,268)
Net unrealized appreciation (depreciation)	$2,031,026
Tax Cost	$74,576,040

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$289,188
Net unrealized appreciation (depreciation) on securities and other investments	$2,031,026

The tax character of distributions paid was as follows:

	April 30, 2019	April 30, 2018
Ordinary Income	$1,183,443	$ 41,003
Long-term Capital Gains	40,927	477
Total	$1,224,370	$ 41,480

New Rule Issuance. During August 2018, the U.S. Securities and Exchange Commission issued Final Rule Release No. 33-10532, Disclosure Update and Simplification. This Final Rule includes amendments specific to registered investment companies that are intended to eliminate overlap in disclosure requirements between Regulation S-X and GAAP. In accordance with these amendments, certain line-items in the Fund's financial statements have been combined or removed for the current period as outlined in the table below.

Financial Statement	Current Line-Item Presentation (As Applicable)	Prior Line-Item Presentation (As Applicable)
Statement of Assets and Liabilities	Total distributable earnings (loss)	Undistributed/Distributions in excess of/Accumulated net investment income (loss) Accumulated/Undistributed net realized gain (loss) Net unrealized appreciation (depreciation)
Statement of Changes in Net Assets	N/A - removed	Undistributed/Distributions in excess of/Accumulated net investment income (loss) end of period
Statement of Changes in Net Assets	Distributions to shareholders	Distributions to shareholders from net investment income Distributions to shareholders from net realized gain

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $36,973,970 and $13,862,556, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services and the Fund does not pay any fees for these services. Under the management contract, the investment adviser or an affiliate pays all other expenses of the Fund, excluding fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Prior Fiscal Year Exchanges In-Kind. During the prior period, an affiliated entity completed an exchange in-kind with the Fund. The affiliated entity delivered investments and cash valued at $23,567,263 in exchange for 2,052,897 shares of the Fund. The amount of in kind exchanges is included in share transactions in the accompanying Statement of Changes in Net Assets. The Fund recognized no gain or loss for federal income tax purposes.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $153 and is reflected in Commitment fees on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $40,984. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds, and includes $1,438 from securities loaned to FCM.

9. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $22.

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Salem Street Trust and Shareholders of Fidelity Flex Small Cap Index Fund:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of assets and liabilities of Fidelity Flex Small Cap Index Fund (the "Fund"), a fund of Fidelity Salem Street Trust, including the schedule of investments, as of April 30, 2019, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the two years in the period then ended and for the period from March 9, 2017 (commencement of operations) to April 30, 2017, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of April 30, 2019, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the two years in the period then ended and for the period from March 9, 2017 (commencement of operations) to April 30, 2017 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of April 30, 2019, by correspondence with the custodians and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Boston, Massachusetts

June 18, 2019

We have served as the auditor of one or more of the Fidelity investment companies since 1999.

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance.  Except for Jonathan Chiel, each of the Trustees oversees 264 funds. Mr. Chiel oversees 158 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-3455 (for managed account clients) or 1-800-835-5092 (for retirement plan participants).

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Arthur E. Johnson serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's high income and other equity funds. The asset allocation funds may invest in Fidelity® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees.  In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Jonathan Chiel (1957)

Year of Election or Appointment: 2016

Trustee

Mr. Chiel also serves as Trustee of other Fidelity® funds. Mr. Chiel is Executive Vice President and General Counsel for FMR LLC (diversified financial services company, 2012-present). Previously, Mr. Chiel served as general counsel (2004-2012) and senior vice president and deputy general counsel (2000-2004) for John Hancock Financial Services; a partner with Choate, Hall & Stewart (1996-2000) (law firm); and an Assistant United States Attorney for the United States Attorney’s Office of the District of Massachusetts (1986-95), including Chief of the Criminal Division (1993-1995). Mr. Chiel is a director on the boards of the Boston Bar Foundation and the Maimonides School.

Abigail P. Johnson (1961)

Year of Election or Appointment: 2009

Trustee

Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity® funds. Ms. Johnson serves as Chairman (2016-present), Chief Executive Officer (2014-present), and Director (2007-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-present) and Chairman and Director of FMR (investment adviser firm, 2011-present). Previously, Ms. Johnson served as Vice Chairman (2007-2016) and President (2013-2016) of FMR LLC, President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity® funds (2001-2005), and managed a number of Fidelity® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

Jennifer Toolin McAuliffe (1959)

Year of Election or Appointment: 2016

Trustee

Ms. McAuliffe also serves as Trustee of other Fidelity® funds. Ms. McAuliffe previously served as a Member of the Advisory Board of certain Fidelity® funds (2016) and as Co-Head of Fixed Income of Fidelity Investments Limited (now known as FIL Limited (FIL)) (diversified financial services company). Earlier roles at FIL included Director of Research for FIL’s credit and quantitative teams in London, Hong Kong and Tokyo. Ms. McAuliffe also was the Director of Research for taxable and municipal bonds at Fidelity Investments Money Management, Inc. Ms. McAuliffe is also a director or trustee of several not-for-profit entities.

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Elizabeth S. Acton (1951)

Year of Election or Appointment: 2013

Trustee

Ms. Acton also serves as Trustee of other Fidelity® funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present). Previously, Ms. Acton served as a Member of the Advisory Board of certain Fidelity® funds (2013-2016).

Ann E. Dunwoody (1953)

Year of Election or Appointment: 2018

Trustee

General Dunwoody also serves as Trustee of other Fidelity® funds. General Dunwoody (United States Army, Retired) was the first woman in U.S. military history to achieve the rank of four-star general and prior to her retirement in 2012 held a variety of positions within the U.S. Army, including Commanding General, U.S. Army Material Command (2008-2012). She is the President of First to Four LLC (leadership and mentoring services, 2012-present). She also serves as a member of the Board of Directors and Nominating and Corporate Governance Committee of L3 Technologies, Inc. (communication, electronic, sensor, and aerospace systems, 2013-present), Board of Directors and Nomination and Corporate Governance Committees of Kforce Inc. (professional staffing services, 2016-present) and Board of Directors of Automattic Inc. (software engineering, 2018-present). Previously, General Dunwoody served as a Member of the Advisory Board of certain Fidelity® funds (2018), a member of the Board of Directors and Audit and Sustainability and Corporate Responsibility Committees of Republic Services, Inc. (waste collection, disposal and recycling, 2013-2016). Ms. Dunwoody also serves on several boards for non-profit organizations, including as a member of the Board of Directors, Chair of the Nomination and Governance Committee and member of the Audit Committee of Logistics Management Institute (consulting non-profit, 2012-present), a member of the Board of Directors of the Army Historical Foundation (2015-present), a member of the Council of Trustees for the Association of the United States Army (advocacy non-profit, 2013-present) and a member of the Board of Trustees of Florida Institute of Technology (2015-present) and ThanksUSA (military family education non-profit, 2014-present).

John Engler (1948)

Year of Election or Appointment: 2014

Trustee

Mr. Engler also serves as Trustee of other Fidelity® funds. He serves on the board of directors for Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-present) and K12 Inc. (technology-based education company, 2012-present). Previously, Mr. Engler served as interim president of Michigan State University (2018-2019), a Member of the Advisory Board of certain Fidelity® funds (2014-2016), president of the Business Roundtable (2011-2017), a trustee of The Munder Funds (2003-2014), president and CEO of the National Association of Manufacturers (2004-2011), member of the Board of Trustees of the Annie E. Casey Foundation (2004-2015), and as governor of Michigan (1991-2003). He is a past chairman of the National Governors Association.

Robert F. Gartland (1951)

Year of Election or Appointment: 2010

Trustee

Mr. Gartland also serves as Trustee of other Fidelity® funds. Mr. Gartland is Chairman and an investor in Gartland & Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007), including Managing Director (1987-2007), and Chase Manhattan Bank (1975-1978).

Arthur E. Johnson (1947)

Year of Election or Appointment: 2008

Trustee

Chairman of the Independent Trustees

Mr. Johnson also serves as Trustee of other Fidelity® funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation plc (diversified power management, 2009-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). Mr. Johnson previously served as Vice Chairman (2015-2018) of the Independent Trustees of certain Fidelity® funds and on the Board of Directors of IKON Office Solutions, Inc. (1999-2008), AGL Resources, Inc. (holding company, 2002-2016), and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)

Year of Election or Appointment: 2009

Trustee

Vice Chairman of the Independent Trustees

Mr. Kenneally also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

Marie L. Knowles (1946)

Year of Election or Appointment: 2001

Trustee

Ms. Knowles also serves as Trustee of other Fidelity® funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company (pipeline and tanker operations). Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Santa Catalina Island Company (real estate, 2009-present). Ms. Knowles is a Member of the Investment Company Institute Board of Governors and a Member of the Governing Council of the Independent Directors Council (2014-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002). Ms. Knowles previously served as Chairman (2015-2018) and Vice Chairman (2012-2015) of the Independent Trustees of certain Fidelity® funds.

Mark A. Murray (1954)

Year of Election or Appointment: 2016

Trustee

Mr. Murray also serves as Trustee of other Fidelity® funds. Mr. Murray is Vice Chairman (2013-present) of Meijer, Inc. (regional retail chain). Previously, Mr. Murray served as a Member of the Advisory Board of certain Fidelity® funds (2016) and as Co-Chief Executive Officer (2013-2016) and President (2006-2013) of Meijer, Inc. Mr. Murray serves as a member of the Board of Directors and Nuclear Review and Public Policy and Responsibility Committees of DTE Energy Company (diversified energy company, 2009-present). Mr. Murray also serves as a member of the Board of Directors of Spectrum Health (not-for-profit health system, 2015-present). Mr. Murray previously served as President of Grand Valley State University (2001-2006), Treasurer for the State of Michigan (1999-2001), Vice President of Finance and Administration for Michigan State University (1998-1999), and a member of the Board of Directors and Audit Committee and Chairman of the Nominating and Corporate Governance Committee of Universal Forest Products, Inc. (manufacturer and distributor of wood and wood-alternative products, 2004-2016). Mr. Murray is also a director or trustee of many community and professional organizations.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Advisory Board Members and Officers:

Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2017

Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer (2012-present) and Senior Vice President (2014-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as AML Officer of the funds (2012-2016), and Vice President (2007-2014) and Deputy Anti-Money Laundering Officer (2007-2012) of FMR LLC.

Craig S. Brown (1977)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Brown also serves as Assistant Treasurer of other funds. Mr. Brown is an employee of Fidelity Investments (2013-present).

John J. Burke III (1964)

Year of Election or Appointment: 2018

Chief Financial Officer

Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke serves as Head of Investment Operations for Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments (1998-present). Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).

William C. Coffey (1969)

Year of Election or Appointment: 2018

Secretary and Chief Legal Officer (CLO)

Mr. Coffey also serves as Secretary and CLO of other funds. Mr. Coffey serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company and FMR Co., Inc. (investment adviser firms, 2018-present); Secretary of Fidelity SelectCo, LLC and Fidelity Investments Money Management, Inc. (investment adviser firms, 2018-present); and CLO of Fidelity Management & Research (Hong Kong) Limited, FMR Investment Management (UK) Limited, and Fidelity Management & Research (Japan) Limited (investment adviser firms, 2018-present). He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Assistant Secretary of certain funds (2009-2018) and as Vice President and Associate General Counsel of FMR LLC (2005-2009).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2016-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as President and Treasurer of certain Fidelity® funds (2013-2018). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005). Previously, Mr. Deberghes served in other fund officer roles.

Laura M. Del Prato (1964)

Year of Election or Appointment: 2018

President and Treasurer

Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato is an employee of Fidelity Investments (2017-present). Prior to joining Fidelity Investments, Ms. Del Prato served as a Managing Director and Treasurer of the JPMorgan Mutual Funds (2014-2017). Prior to JPMorgan, Ms. Del Prato served as a partner at Cohen Fund Audit Services (accounting firm, 2012-2013) and KPMG LLP (accounting firm, 2004-2012).

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Assistant Treasurer of certain Fidelity® funds (2016-2018).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight, serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

John B. McGinty, Jr. (1962)

Year of Election or Appointment: 2016

Chief Compliance Officer

Mr. McGinty also serves as Chief Compliance Officer of other funds. Mr. McGinty is Senior Vice President of Asset Management Compliance for Fidelity Investments and is an employee of Fidelity Investments (2016-present). Mr. McGinty previously served as Vice President, Senior Attorney at Eaton Vance Management (investment management firm, 2015-2016), and prior to Eaton Vance as global CCO for all firm operations and registered investment companies at GMO LLC (investment management firm, 2009-2015). Before joining GMO LLC, Mr. McGinty served as Senior Vice President, Deputy General Counsel for Fidelity Investments (2007-2009).

Jason P. Pogorelec (1975)

Year of Election or Appointment: 2015

Assistant Secretary

Mr. Pogorelec also serves as Assistant Secretary of other funds. Mr. Pogorelec serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2006-present).

Nancy D. Prior (1967)

Year of Election or Appointment: 2014

Vice President

Ms. Prior also serves as Vice President of other funds. Ms. Prior serves as President Fixed Income, High Income/Emerging Market Debt and Multi Asset Class Strategies of FIAM LLC (2018-present), President (2016-present) and Director (2014-present) of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm), President, Fixed Income (2014-present), and is an employee of Fidelity Investments (2002-present). Previously, Ms. Prior served as Vice Chairman of FIAM LLC (investment adviser firm, 2014-2018), a Director of FMR Investment Management (UK) Limited (investment adviser firm, 2015-2018), President Multi-Asset Class Strategies of FMR's Global Asset Allocation Division (2017-2018), Vice President of Fidelity's Money Market Funds (2012-2014), President, Money Market and Short Duration Bond Group of Fidelity Management & Research (FMR) (investment adviser firm, 2013-2014), President, Money Market Group of FMR (2011-2013), Managing Director of Research (2009-2011), Senior Vice President and Deputy General Counsel (2007-2009), and Assistant Secretary of certain Fidelity® funds (2008-2009).

Stacie M. Smith (1974)

Year of Election or Appointment: 2013

Assistant Treasurer

Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2009-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Assistant Treasurer (2013-2018) and Deputy Treasurer (2013-2016) of certain Fidelity® funds.

Marc L. Spector (1972)

Year of Election or Appointment: 2016

Deputy Treasurer

Mr. Spector also serves as an officer of other funds. Mr. Spector serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2016-present). Prior to joining Fidelity Investments, Mr. Spector served as Director at the Siegfried Group (accounting firm, 2013-2016), and prior to Siegfried Group as audit senior manager at Deloitte & Touche (accounting firm, 2005-2013).

Jim Wegmann (1979)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Wegmann also serves as Assistant Treasurer of other funds. Mr. Wegmann is an employee of Fidelity Investments (2011-present).

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2018 to April 30, 2019).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value November 1, 2018	Ending Account Value April 30, 2019	Expenses Paid During Period-B November 1, 2018 to April 30, 2019
Actual	- %-C	$1,000.00	$1,060.90	$--D
Hypothetical-E		$1,000.00	$1,024.79	$--D

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

 C Amount represents less than .005%.

 D Amount represents less than $.005.

 E 5% return per year before expenses

Distributions (Unaudited)

The fund hereby designates as a capital gain dividend with respect to the taxable year ended April 30, 2019, $34,552, or, if subsequently determined to be different, the net capital gain of such year.

The fund designates 28% and 32% of the dividends distributed in June and December, respectively during the fiscal year as qualifying for the dividends–received deduction for corporate shareholders.

The fund designates 29% and 35% of the dividend distributed in June and December, respectively during the fiscal year as amounts which may be taken into account as a dividend for the purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2020 of amounts for use in preparing 2019 income tax returns.

ZAP-ANN-0619
1.9881631.102

Fidelity® Large Cap Value Index Fund Annual Report April 30, 2019

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Performance
Management's Discussion of Fund Performance
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2019 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended April 30, 2019	Past 1 year	Life of fundA
Fidelity® Large Cap Value Index Fund	9.15%	10.41%

 A From June 7, 2016

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® Large Cap Value Index Fund on June 7, 2016, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the Russell 1000® Value Index performed over the same period.

Period Ending Values
$13,321	Fidelity® Large Cap Value Index Fund
$13,314	Russell 1000® Value Index

Management's Discussion of Fund Performance

Market Recap:  The S&P 500® index gained 13.49% for the 12 months ending April 30, 2019, as U.S. equities began the new year on a high note after enduring an historically volatile final quarter of 2018. The index rose 18.25% year to date, its strongest four-month opening since 1987, amid upbeat company earnings/outlooks and signs the Fed may pause on rates. After achieving a record close in late April, the S&P 500® moved a bit higher to end the period. The uptrend was in sharp contrast to late 2018, when rising U.S. Treasury yields and concern about peaking corporate earnings growth sent many investors fleeing from risk assets as they were still dealing with lingering uncertainty related to global trade and the Fed picking up the pace of interest rate hikes. The index returned -6.84% in October, at the time its largest monthly drop in seven years. But conditions worsened through Christmas, as jitters about the economy and another hike in rates led to a spike in market volatility and a -9.03% result for December. For the full period, eight of 11 sectors registered a double-digit gain, led by information technology (+25%). Three defensive groups also stood out: real estate (+21%), consumer staples (+18%) and utilities (+18%). Communication services – a mix of telecom stocks and media/entertainment names – gained 17%, followed by consumer discretionary (+16%). In contrast, energy (-7%) lost ground, while materials (+3%), financials (+4%), health care (+11%) and industrials (+11%) also trailed the broad market.

Comments from the Geode Capital Management, LLC, passive equity index team:  For the fiscal year, the fund performed roughly in line with the 9.06% gain of the benchmark Russell 1000® Value Index. The biggest individual contributor was branded consumer goods company Procter & Gamble (+52%), which, in October, reported healthy sales gains and solid earnings in a strong economy. Strong business execution and benefits from the 2017 federal tax reform law lifted shares of Cisco Systems (+30%), which provides networking products and services. Pharmaceutical manufacturer Merck (+38%) produced stronger-than-expected quarterly earnings throughout the period, while shares of broadband and media provider Comcast (+42%) rose as investors appeared to become less concerned about slowing growth in some of its key businesses. Qualcomm (+77%), a maker of digital communication products, gained sharply in April, when the company received a favorable legal settlement in a longstanding licensing dispute. In contrast, the biggest individual detractor was oil-field services company Schlumberger (-35%), which struggled along with the poor-performing energy sector. General Electric (-23%) continued to endure a variety of business challenges, while worries about political momentum for substantial changes to the health care industry weighed on shares of CVS Health (-20%), which operates a variety of health-related businesses.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Note to Shareholders:  On March 22, 2019, Pat Waddell retired and is no longer a portfolio manager with Geode Capital Management.

Investment Summary (Unaudited)

Top Ten Stocks as of April 30, 2019

% of fund's net assets
JPMorgan Chase & Co.	2.8
Berkshire Hathaway, Inc. Class B	2.7
Exxon Mobil Corp.	2.5
Johnson & Johnson	2.3
Bank of America Corp.	2.0
Procter & Gamble Co.	2.0
Cisco Systems, Inc.	1.9
Verizon Communications, Inc.	1.8
Pfizer, Inc.	1.7
Intel Corp.	1.7
21.4

Top Market Sectors as of April 30, 2019

% of fund's net assets
Financials	22.7
Health Care	14.3
Information Technology	9.9
Energy	9.2
Industrials	7.9
Consumer Staples	7.6
Communication Services	6.9
Utilities	6.2
Consumer Discretionary	5.3
Real Estate	5.0

Asset Allocation (% of fund's net assets)

As of April 30, 2019*
Stocks and Equity Futures	100.0%

 * Foreign investments - 5.5%

Schedule of Investments April 30, 2019

Showing Percentage of Net Assets

Common Stocks - 99.0%
	Shares	Value
COMMUNICATION SERVICES - 6.9%
Diversified Telecommunication Services - 3.5%
AT&T, Inc.	1,110,340	$34,376,126
CenturyLink, Inc.	146,643	1,674,663
Verizon Communications, Inc.	642,573	36,748,750
		72,799,539
Entertainment - 0.9%
Cinemark Holdings, Inc.	16,206	681,462
Lions Gate Entertainment Corp.:
Class A	6,392	93,259
Class B	14,819	201,538
Take-Two Interactive Software, Inc. (a)	6,859	664,157
The Madison Square Garden Co. (a)	2,623	819,530
The Walt Disney Co.	104,910	14,369,523
Viacom, Inc.:
Class A	1,433	49,653
Class B (non-vtg.)	54,196	1,566,806
Zynga, Inc. (a)	120,598	682,585
		19,128,513
Interactive Media & Services - 0.0%
Zillow Group, Inc.:
Class A (a)	2,197	72,962
Class C (a)	5,402	180,427
		253,389
Media - 2.4%
Charter Communications, Inc. Class A (a)	7,734	2,870,783
Comcast Corp. Class A	693,794	30,200,853
Discovery Communications, Inc.:
Class A (a)(b)	22,981	710,113
Class C (non-vtg.) (a)	53,422	1,536,417
DISH Network Corp. Class A (a)	33,777	1,186,248
Fox Corp.:
Class A (a)	54,014	2,106,006
Class B (a)	25,176	969,276
GCI Liberty, Inc. (a)	15,548	926,972
Interpublic Group of Companies, Inc.	52,867	1,215,941
John Wiley & Sons, Inc. Class A	6,870	317,257
Liberty Broadband Corp.:
Class A (a)	3,603	354,499
Class C (a)	16,253	1,604,334
Liberty Media Corp.:
Liberty Formula One Group Series C (a)	30,628	1,188,673
Liberty Media Class A (a)	3,476	131,254
Liberty SiriusXM Series A (a)	13,272	530,084
Liberty SiriusXM Series C (a)	25,742	1,033,799
News Corp.:
Class A	55,704	691,844
Class B	21,683	270,821
Omnicom Group, Inc.	11,524	922,266
Tribune Media Co. Class A	13,213	610,441
		49,377,881
Wireless Telecommunication Services - 0.1%
Sprint Corp. (a)	99,282	553,994
T-Mobile U.S., Inc. (a)	20,030	1,461,990
Telephone & Data Systems, Inc.	15,299	487,732
U.S. Cellular Corp. (a)	1,860	89,466
		2,593,182

TOTAL COMMUNICATION SERVICES		144,152,504

CONSUMER DISCRETIONARY - 5.3%
Auto Components - 0.2%
Adient PLC	14,463	334,095
Aptiv PLC	5,279	452,410
BorgWarner, Inc.	32,031	1,337,935
Garrett Motion, Inc. (a)	4,011	75,407
Gentex Corp.	12,713	292,780
Lear Corp.	8,641	1,235,663
The Goodyear Tire & Rubber Co.	37,062	711,961
Visteon Corp. (a)	1,507	99,492
		4,539,743
Automobiles - 0.7%
Ford Motor Co.	602,630	6,297,484
General Motors Co.	201,875	7,863,031
Harley-Davidson, Inc.	24,942	928,591
Thor Industries, Inc.	1,238	81,547
		15,170,653
Distributors - 0.2%
Genuine Parts Co.	22,465	2,303,561
LKQ Corp. (a)	40,512	1,219,411
		3,522,972
Diversified Consumer Services - 0.1%
Bright Horizons Family Solutions, Inc. (a)	1,256	160,956
Graham Holdings Co.	636	472,821
H&R Block, Inc.	25,491	693,610
Service Corp. International	13,960	580,876
		1,908,263
Hotels, Restaurants & Leisure - 2.0%
ARAMARK Holdings Corp.	37,470	1,164,568
Caesars Entertainment Corp. (a)(b)	89,226	835,155
Carnival Corp.	60,555	3,322,047
Darden Restaurants, Inc.	9,285	1,091,916
Extended Stay America, Inc. unit	10,728	192,138
Hyatt Hotels Corp. Class A	6,335	486,085
International Game Technology PLC	14,476	211,784
Las Vegas Sands Corp.	21,279	1,426,757
McDonald's Corp.	96,611	19,087,435
MGM Mirage, Inc.	69,992	1,863,887
Norwegian Cruise Line Holdings Ltd. (a)	33,610	1,895,268
Royal Caribbean Cruises Ltd.	25,837	3,124,727
U.S. Foods Holding Corp. (a)	31,073	1,135,718
Yum China Holdings, Inc.	50,901	2,419,834
Yum! Brands, Inc.	33,825	3,530,992
		41,788,311
Household Durables - 0.4%
D.R. Horton, Inc.	21,574	955,944
Garmin Ltd.	17,354	1,487,932
Leggett & Platt, Inc.	19,981	786,452
Lennar Corp.:
Class A	20,179	1,049,913
Class B	920	38,382
Mohawk Industries, Inc. (a)	9,580	1,305,275
Newell Brands, Inc.	42,431	610,158
PulteGroup, Inc.	26,623	837,560
Toll Brothers, Inc.	10,182	387,934
Whirlpool Corp.	9,529	1,322,816
		8,782,366
Internet & Direct Marketing Retail - 0.2%
eBay, Inc.	104,374	4,044,493
Liberty Interactive Corp. QVC Group Series A (a)	63,585	1,084,124
		5,128,617
Leisure Products - 0.1%
Brunswick Corp.	12,584	644,427
Hasbro, Inc.	4,137	421,395
Mattel, Inc. (a)(b)	40,175	489,733
		1,555,555
Multiline Retail - 0.6%
Dollar Tree, Inc. (a)	30,051	3,344,075
Kohl's Corp.	25,739	1,830,043
Macy's, Inc.	46,811	1,101,931
Target Corp.	81,407	6,302,530
		12,578,579
Specialty Retail - 0.5%
Advance Auto Parts, Inc.	7,433	1,236,257
AutoNation, Inc. (a)	8,406	352,464
AutoZone, Inc. (a)	479	492,560
Best Buy Co., Inc.	26,304	1,957,281
CarMax, Inc. (a)(b)	10,231	796,586
Dick's Sporting Goods, Inc.	11,259	416,583
Foot Locker, Inc.	17,150	981,152
Gap, Inc.	30,951	807,202
L Brands, Inc.	28,460	729,714
Michaels Companies, Inc. (a)	11,261	126,574
Penske Automotive Group, Inc.	5,402	248,060
Tiffany & Co., Inc.	15,343	1,654,282
Williams-Sonoma, Inc. (b)	9,397	537,226
		10,335,941
Textiles, Apparel & Luxury Goods - 0.3%
Capri Holdings Ltd. (a)	9,985	440,139
Columbia Sportswear Co.	3,975	397,381
PVH Corp.	11,639	1,501,315
Ralph Lauren Corp.	7,987	1,050,929
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	10,613	336,008
Tapestry, Inc.	35,381	1,141,745
Under Armour, Inc.:
Class A (sub. vtg.) (a)(b)	7,253	167,472
Class C (non-vtg.) (a)	6,658	137,954
VF Corp.	11,859	1,119,608
		6,292,551

TOTAL CONSUMER DISCRETIONARY		111,603,551

CONSUMER STAPLES - 7.6%
Beverages - 0.5%
Molson Coors Brewing Co. Class B	26,607	1,707,903
PepsiCo, Inc.	24,656	3,157,201
The Coca-Cola Co.	131,998	6,475,822
		11,340,926
Food & Staples Retailing - 1.6%
Casey's General Stores, Inc.	5,555	735,204
Kroger Co.	122,867	3,167,511
Walgreens Boots Alliance, Inc.	116,608	6,246,691
Walmart, Inc.	220,024	22,627,268
		32,776,674
Food Products - 2.0%
Archer Daniels Midland Co.	86,376	3,852,370
Bunge Ltd.	21,547	1,129,278
Campbell Soup Co.	8,467	327,588
Conagra Brands, Inc.	73,783	2,271,041
Flowers Foods, Inc.	27,495	597,741
General Mills, Inc.	86,989	4,477,324
Hormel Foods Corp. (b)	41,658	1,663,821
Ingredion, Inc.	10,132	960,007
Kellogg Co.	31,344	1,890,043
Lamb Weston Holdings, Inc.	22,392	1,568,560
McCormick & Co., Inc. (non-vtg.)	18,019	2,774,385
Mondelez International, Inc.	220,054	11,189,746
Pilgrim's Pride Corp. (a)	7,501	201,852
Post Holdings, Inc. (a)	4,250	479,315
Seaboard Corp.	37	166,336
The Hain Celestial Group, Inc. (a)(b)	14,194	309,713
The Hershey Co.	1,897	236,840
The J.M. Smucker Co.	17,141	2,102,001
The Kraft Heinz Co.	53,630	1,782,661
TreeHouse Foods, Inc. (a)	8,249	552,518
Tyson Foods, Inc. Class A	45,172	3,388,352
		41,921,492
Household Products - 2.4%
Church & Dwight Co., Inc.	5,766	432,162
Clorox Co.	2,618	418,173
Colgate-Palmolive Co.	107,036	7,791,150
Energizer Holdings, Inc.	3,796	181,790
Kimberly-Clark Corp.	6,843	878,504
Procter & Gamble Co.	384,442	40,935,384
Spectrum Brands Holdings, Inc.	3,153	194,130
		50,831,293
Personal Products - 0.1%
Coty, Inc. Class A (b)	48,548	525,289
Herbalife Nutrition Ltd. (a)	13,349	705,495
Nu Skin Enterprises, Inc. Class A	5,901	300,184
		1,530,968
Tobacco - 1.0%
Philip Morris International, Inc.	234,906	20,333,463

TOTAL CONSUMER STAPLES		158,734,816

ENERGY - 9.2%
Energy Equipment & Services - 0.7%
Baker Hughes, a GE Co. Class A	86,739	2,083,471
Helmerich & Payne, Inc.	21,633	1,265,963
Nabors Industries Ltd.	49,054	171,689
National Oilwell Varco, Inc.	72,714	1,900,744
Patterson-UTI Energy, Inc.	54,251	737,271
RPC, Inc.	5,097	52,448
Schlumberger Ltd.	187,422	7,999,171
Transocean Ltd. (United States) (a)	111,943	879,872
Weatherford International PLC (a)(b)	141,177	78,113
		15,168,742
Oil, Gas & Consumable Fuels - 8.5%
Anadarko Petroleum Corp.	51,625	3,760,881
Antero Resources Corp. (a)	15,976	115,826
Apache Corp.	55,514	1,826,966
Cabot Oil & Gas Corp.	17,196	445,204
Centennial Resource Development, Inc. Class A (a)(b)	29,490	310,530
Cheniere Energy, Inc. (a)	11,000	707,850
Chesapeake Energy Corp. (a)(b)	136,335	396,735
Chevron Corp.	294,095	35,309,046
Cimarex Energy Co.	13,146	902,604
CNX Resources Corp. (a)	30,885	276,730
Concho Resources, Inc.	26,080	3,009,110
ConocoPhillips Co.	176,379	11,133,042
Continental Resources, Inc. (a)	7,290	335,267
Devon Energy Corp.	72,393	2,326,711
Diamondback Energy, Inc.	20,311	2,160,887
EOG Resources, Inc.	78,784	7,567,203
EQT Corp.	39,358	804,871
Equitrans Midstream Corp.	31,719	660,707
Extraction Oil & Gas, Inc. (a)(b)	15,674	73,668
Exxon Mobil Corp.	653,994	52,502,638
Hess Corp.	40,476	2,595,321
HollyFrontier Corp.	24,673	1,177,642
Kinder Morgan, Inc.	299,229	5,945,680
Kosmos Energy Ltd.	29,141	194,953
Marathon Oil Corp.	128,072	2,182,347
Marathon Petroleum Corp.	102,097	6,214,644
Murphy Oil Corp.	24,639	671,166
Noble Energy, Inc.	74,204	2,007,960
Occidental Petroleum Corp.	116,108	6,836,439
ONEOK, Inc.	37,022	2,514,904
Parsley Energy, Inc. Class A (a)	11,508	229,700
PBF Energy, Inc. Class A	17,884	600,545
Phillips 66 Co.	62,591	5,900,454
Pioneer Natural Resources Co.	11,787	1,962,064
QEP Resources, Inc. (a)	38,111	286,595
Range Resources Corp.	33,691	304,567
SM Energy Co.	17,758	282,885
Targa Resources Corp.	35,113	1,409,787
The Williams Companies, Inc.	183,179	5,189,461
Valero Energy Corp.	65,563	5,943,942
Whiting Petroleum Corp. (a)	13,902	380,776
WPX Energy, Inc. (a)	59,918	832,261
		178,290,569

TOTAL ENERGY		193,459,311

FINANCIALS - 22.7%
Banks - 11.1%
Associated Banc-Corp.	25,445	577,347
Bank of America Corp.	1,391,040	42,538,003
Bank of Hawaii Corp.	6,337	522,042
Bank OZK	19,462	635,434
BankUnited, Inc.	15,133	553,565
BB&T Corp.	119,085	6,097,152
BOK Financial Corp.	3,722	324,335
CIT Group, Inc.	15,205	809,970
Citigroup, Inc.	365,875	25,867,363
Citizens Financial Group, Inc.	72,307	2,617,513
Comerica, Inc.	23,639	1,857,789
Commerce Bancshares, Inc.	16,161	976,609
Cullen/Frost Bankers, Inc.	9,115	926,904
East West Bancorp, Inc.	20,217	1,040,771
Fifth Third Bancorp	117,342	3,381,796
First Citizens Bancshares, Inc.	1,200	537,900
First Hawaiian, Inc.	20,467	565,913
First Horizon National Corp.	48,154	726,644
First Republic Bank	25,033	2,643,985
FNB Corp., Pennsylvania	50,174	608,611
Huntington Bancshares, Inc.	160,631	2,235,984
JPMorgan Chase & Co.	510,597	59,254,789
KeyCorp	156,940	2,754,297
M&T Bank Corp.	21,148	3,596,640
PacWest Bancorp	18,786	742,986
Peoples United Financial, Inc.	58,843	1,017,395
Pinnacle Financial Partners, Inc.	6,034	350,394
PNC Financial Services Group, Inc.	70,065	9,594,000
Popular, Inc.	15,314	883,771
Prosperity Bancshares, Inc.	10,635	783,161
Regions Financial Corp.	160,110	2,486,508
Signature Bank	3,136	414,172
Sterling Bancorp	33,943	727,059
SunTrust Banks, Inc.	69,071	4,522,769
SVB Financial Group (a)	1,975	497,147
Synovus Financial Corp.	18,355	676,565
TCF Financial Corp.	24,892	550,860
Texas Capital Bancshares, Inc. (a)	2,593	167,845
U.S. Bancorp	233,283	12,438,650
Umpqua Holdings Corp.	33,939	589,181
Webster Financial Corp.	13,867	736,754
Wells Fargo & Co.	631,194	30,556,102
Western Alliance Bancorp. (a)	5,529	264,176
Wintrust Financial Corp.	8,732	665,378
Zions Bancorp NA	28,755	1,418,484
		231,734,713
Capital Markets - 3.2%
Affiliated Managers Group, Inc.	8,353	926,515
Ameriprise Financial, Inc.	17,503	2,568,915
Bank of New York Mellon Corp.	137,171	6,811,912
BGC Partners, Inc. Class A	42,471	229,343
BlackRock, Inc. Class A	18,740	9,093,398
Cboe Global Markets, Inc.	1,157	117,563
CME Group, Inc.	48,179	8,619,223
E*TRADE Financial Corp.	29,393	1,489,049
Franklin Resources, Inc.	46,504	1,608,573
Goldman Sachs Group, Inc.	53,851	11,088,998
Interactive Brokers Group, Inc.	942	51,094
IntercontinentalExchange, Inc.	41,807	3,400,999
Invesco Ltd.	62,105	1,364,447
Lazard Ltd. Class A	1,417	55,093
Legg Mason, Inc.	13,608	455,188
Morgan Stanley	198,139	9,560,207
Northern Trust Corp.	22,598	2,227,033
Raymond James Financial, Inc.	13,766	1,260,553
State Street Corp.	54,508	3,688,011
T. Rowe Price Group, Inc.	2,569	276,168
The NASDAQ OMX Group, Inc.	17,951	1,655,082
		66,547,364
Consumer Finance - 0.9%
Ally Financial, Inc.	62,383	1,853,399
American Express Co.	34,338	4,025,444
Capital One Financial Corp.	66,488	6,172,081
Credit Acceptance Corp. (a)	129	64,012
Discover Financial Services	27,376	2,230,870
Navient Corp.	39,006	526,971
OneMain Holdings, Inc.	11,135	378,256
Santander Consumer U.S.A. Holdings, Inc.	15,458	330,028
SLM Corp.	67,094	681,675
Synchrony Financial	71,722	2,486,602
		18,749,338
Diversified Financial Services - 2.8%
AXA Equitable Holdings, Inc.	35,836	813,119
Berkshire Hathaway, Inc. Class B (a)	261,157	56,595,333
Jefferies Financial Group, Inc.	41,563	854,951
Voya Financial, Inc.	21,525	1,181,507
		59,444,910
Insurance - 4.3%
AFLAC, Inc.	115,250	5,806,295
Alleghany Corp. (a)	1,952	1,282,230
Allstate Corp.	50,985	5,050,574
American Financial Group, Inc.	11,000	1,138,830
American International Group, Inc.	110,401	5,251,776
American National Insurance Co.	1,048	118,728
Arch Capital Group Ltd. (a)	50,880	1,718,726
Arthur J. Gallagher & Co.	27,669	2,313,682
Assurant, Inc.	9,155	869,725
Assured Guaranty Ltd.	15,688	748,318
Athene Holding Ltd. (a)	24,413	1,102,491
Axis Capital Holdings Ltd.	11,026	626,828
Brighthouse Financial, Inc. (a)	18,086	755,814
Brown & Brown, Inc.	33,649	1,068,356
Chubb Ltd.	70,809	10,281,467
Cincinnati Financial Corp.	23,508	2,260,999
CNA Financial Corp.	4,342	201,165
Erie Indemnity Co. Class A	827	156,568
Everest Re Group Ltd.	3,682	867,111
First American Financial Corp.	16,635	949,193
FNF Group	40,437	1,615,458
Hanover Insurance Group, Inc.	6,745	813,514
Hartford Financial Services Group, Inc.	55,627	2,909,848
Lincoln National Corp.	32,787	2,187,549
Loews Corp.	43,083	2,209,727
Markel Corp. (a)	1,918	2,055,156
Marsh & McLennan Companies, Inc.	41,626	3,924,916
Mercury General Corp.	4,271	229,694
MetLife, Inc.	125,236	5,777,137
Old Republic International Corp.	43,481	972,235
Principal Financial Group, Inc.	42,761	2,444,219
Prudential Financial, Inc.	69,722	7,370,313
Reinsurance Group of America, Inc.	9,632	1,459,344
RenaissanceRe Holdings Ltd.	5,696	884,931
The Travelers Companies, Inc.	32,755	4,708,531
Torchmark Corp.	15,896	1,393,443
Unum Group	31,264	1,154,267
W.R. Berkley Corp.	22,530	1,381,089
White Mountains Insurance Group Ltd.	467	438,532
Willis Group Holdings PLC	20,083	3,702,100
		90,200,879
Mortgage Real Estate Investment Trusts - 0.4%
AGNC Investment Corp.	81,425	1,448,551
Annaly Capital Management, Inc.	296,502	2,991,705
Chimera Investment Corp.	28,930	554,588
MFA Financial, Inc.	70,435	528,967
New Residential Investment Corp.	65,343	1,098,416
Starwood Property Trust, Inc.	40,641	936,775
Two Harbors Investment Corp.	38,548	534,275
		8,093,277
Thrifts & Mortgage Finance - 0.0%
New York Community Bancorp, Inc.	69,346	806,494
TFS Financial Corp.	7,005	116,563
		923,057

TOTAL FINANCIALS		475,693,538

HEALTH CARE - 14.3%
Biotechnology - 0.3%
Agios Pharmaceuticals, Inc. (a)	466	26,059
Alexion Pharmaceuticals, Inc. (a)	5,481	746,129
Alnylam Pharmaceuticals, Inc. (a)	1,538	137,405
Amgen, Inc.	5,678	1,018,179
Biogen, Inc. (a)	1,601	367,013
bluebird bio, Inc. (a)(b)	2,629	372,871
Gilead Sciences, Inc.	50,608	3,291,544
Moderna, Inc. (b)	369	9,605
United Therapeutics Corp. (a)	6,473	663,936
		6,632,741
Health Care Equipment & Supplies - 3.9%
Abbott Laboratories	264,166	21,017,047
Baxter International, Inc.	68,638	5,237,079
Becton, Dickinson & Co.	37,136	8,940,121
Boston Scientific Corp. (a)	48,876	1,814,277
Danaher Corp.	96,929	12,837,277
Dentsply Sirona, Inc.	33,954	1,736,068
Hill-Rom Holdings, Inc.	3,624	367,546
Hologic, Inc. (a)	41,430	1,921,523
Integra LifeSciences Holdings Corp. (a)	2,268	118,367
Medtronic PLC	208,880	18,550,633
STERIS PLC	12,815	1,678,509
Teleflex, Inc.	5,656	1,618,634
The Cooper Companies, Inc.	6,236	1,807,941
West Pharmaceutical Services, Inc.	8,633	1,068,679
Zimmer Biomet Holdings, Inc.	31,513	3,881,141
		82,594,842
Health Care Providers & Services - 2.1%
Acadia Healthcare Co., Inc. (a)(b)	13,235	423,785
Anthem, Inc.	40,211	10,576,699
Cardinal Health, Inc.	53,478	2,604,913
Centene Corp. (a)	7,381	380,564
Cigna Corp.	43,052	6,838,380
Covetrus, Inc. (a)	8,000	262,960
CVS Health Corp.	177,483	9,651,526
DaVita HealthCare Partners, Inc. (a)	9,414	520,029
Elanco Animal Health, Inc.	27,934	879,921
HCA Holdings, Inc.	12,001	1,526,887
Henry Schein, Inc. (a)	19,805	1,268,708
Humana, Inc.	2,330	595,105
Laboratory Corp. of America Holdings (a)	14,728	2,355,302
McKesson Corp.	22,824	2,721,762
MEDNAX, Inc. (a)	13,692	382,965
Molina Healthcare, Inc. (a)	1,366	177,075
Premier, Inc. (a)	4,976	165,352
Quest Diagnostics, Inc.	21,185	2,041,810
Universal Health Services, Inc. Class B	12,777	1,621,018
Wellcare Health Plans, Inc. (a)	480	124,008
		45,118,769
Health Care Technology - 0.1%
Cerner Corp. (a)	26,273	1,745,841
Life Sciences Tools & Services - 1.4%
Agilent Technologies, Inc.	49,561	3,890,539
Bio-Rad Laboratories, Inc. Class A (a)	3,236	973,809
Bruker Corp.	9,266	357,668
Charles River Laboratories International, Inc. (a)	2,097	294,566
IQVIA Holdings, Inc. (a)	26,908	3,737,521
PerkinElmer, Inc.	16,877	1,617,492
QIAGEN NV (a)	33,768	1,315,601
Thermo Fisher Scientific, Inc.	58,156	16,135,382
Waters Corp. (a)	825	176,171
		28,498,749
Pharmaceuticals - 6.5%
Allergan PLC	49,076	7,214,172
Bristol-Myers Squibb Co.	112,222	5,210,467
Catalent, Inc. (a)	16,687	747,911
Eli Lilly & Co.	52,218	6,111,595
Jazz Pharmaceuticals PLC (a)	675	87,595
Johnson & Johnson	340,689	48,105,287
Merck & Co., Inc.	374,890	29,507,592
Mylan NV (a)	79,426	2,143,708
Perrigo Co. PLC	19,207	920,399
Pfizer, Inc.	892,887	36,260,141
		136,308,867

TOTAL HEALTH CARE		300,899,809

INDUSTRIALS - 7.9%
Aerospace & Defense - 1.5%
Arconic, Inc.	66,312	1,424,382
Curtiss-Wright Corp.	6,360	724,658
General Dynamics Corp.	21,500	3,842,480
Hexcel Corp.	10,698	756,456
Huntington Ingalls Industries, Inc.	868	193,199
L3 Technologies, Inc.	11,981	2,618,807
Lockheed Martin Corp.	3,995	1,331,653
Teledyne Technologies, Inc. (a)	5,537	1,376,000
Textron, Inc.	31,104	1,648,512
United Technologies Corp.	124,979	17,823,255
		31,739,402
Airlines - 0.7%
Alaska Air Group, Inc.	18,362	1,136,608
American Airlines Group, Inc.	63,328	2,164,551
Copa Holdings SA Class A	4,809	400,397
Delta Air Lines, Inc.	74,140	4,321,621
JetBlue Airways Corp. (a)	46,559	863,669
Southwest Airlines Co.	22,218	1,204,882
United Continental Holdings, Inc. (a)	37,924	3,369,927
		13,461,655
Building Products - 0.4%
Allegion PLC	2,819	279,729
Fortune Brands Home & Security, Inc.	13,085	690,626
Johnson Controls International PLC	141,055	5,289,563
Lennox International, Inc.	320	86,864
Masco Corp.	14,249	556,566
Owens Corning	17,138	878,665
Resideo Technologies, Inc. (a)	6,603	149,888
		7,931,901
Commercial Services & Supplies - 0.3%
Clean Harbors, Inc. (a)	7,735	587,860
KAR Auction Services, Inc.	1,221	68,962
Republic Services, Inc.	31,667	2,622,661
Stericycle, Inc. (a)	12,693	741,144
Waste Management, Inc.	9,810	1,053,005
		5,073,632
Construction & Engineering - 0.2%
AECOM (a)	24,469	829,499
Arcosa, Inc.	7,521	234,129
Fluor Corp.	21,406	850,460
Jacobs Engineering Group, Inc.	19,607	1,528,170
Quanta Services, Inc.	16,028	650,737
Valmont Industries, Inc.	3,338	450,096
		4,543,091
Electrical Equipment - 0.6%
Acuity Brands, Inc.	6,117	895,101
AMETEK, Inc.	28,283	2,493,712
Eaton Corp. PLC	67,653	5,603,021
Emerson Electric Co.	33,953	2,410,323
Fortive Corp.	3,693	318,854
GrafTech International Ltd.	8,267	94,657
Hubbell, Inc. Class B	2,744	350,134
Regal Beloit Corp.	6,680	568,334
Sensata Technologies, Inc. PLC (a)	11,046	551,637
		13,285,773
Industrial Conglomerates - 1.4%
3M Co.	16,007	3,033,487
Carlisle Companies, Inc.	8,919	1,261,325
General Electric Co.	1,247,267	12,684,705
Honeywell International, Inc.	42,764	7,425,113
ITT, Inc.	13,271	803,559
Roper Technologies, Inc.	12,756	4,588,333
		29,796,522
Machinery - 1.4%
AGCO Corp.	9,845	696,829
Apergy Corp. (a)	11,847	470,207
Caterpillar, Inc.	7,160	998,247
Colfax Corp. (a)	13,472	406,450
Crane Co.	7,590	645,530
Cummins, Inc.	14,796	2,460,427
Donaldson Co., Inc.	1,217	65,158
Dover Corp.	22,127	2,169,331
Flowserve Corp.	20,747	1,017,225
Gardner Denver Holdings, Inc. (a)	13,149	443,779
Gates Industrial Corp. PLC (a)	6,292	101,175
IDEX Corp.	652	102,142
Ingersoll-Rand PLC	17,148	2,102,516
Middleby Corp. (a)	3,482	460,077
Nordson Corp.	542	79,105
Oshkosh Corp.	10,536	870,168
PACCAR, Inc.	52,669	3,774,787
Parker Hannifin Corp.	16,220	2,937,118
Pentair PLC	23,863	930,418
Snap-On, Inc.	8,435	1,419,442
Stanley Black & Decker, Inc.	23,495	3,444,367
Terex Corp.	10,542	351,365
Timken Co.	11,062	530,423
Trinity Industries, Inc.	21,981	473,910
Wabtec Corp.	15,539	1,150,974
Xylem, Inc.	12,138	1,012,309
		29,113,479
Marine - 0.0%
Kirby Corp. (a)	9,339	763,183
Professional Services - 0.4%
Equifax, Inc.	13,343	1,680,551
IHS Markit Ltd. (a)	60,142	3,443,731
Manpower, Inc.	9,501	912,476
Nielsen Holdings PLC	47,677	1,217,194
		7,253,952
Road & Rail - 0.9%
AMERCO	1,071	399,665
CSX Corp.	63,967	5,093,692
Genesee & Wyoming, Inc. Class A (a)	6,854	607,607
Kansas City Southern	15,439	1,901,158
Knight-Swift Transportation Holdings, Inc. Class A (b)	18,966	632,516
Norfolk Southern Corp.	41,317	8,429,494
Ryder System, Inc.	7,908	498,204
Schneider National, Inc. Class B	5,621	117,479
Union Pacific Corp.	8,984	1,590,527
		19,270,342
Trading Companies & Distributors - 0.1%
Air Lease Corp. Class A	14,732	568,066
HD Supply Holdings, Inc. (a)	18,843	860,937
MSC Industrial Direct Co., Inc. Class A	4,125	345,056
Univar, Inc. (a)	17,287	386,019
Watsco, Inc.	890	141,038
WESCO International, Inc. (a)	7,722	442,007
		2,743,123
Transportation Infrastructure - 0.0%
Macquarie Infrastructure Co. LLC	12,076	489,199

TOTAL INDUSTRIALS		165,465,254

INFORMATION TECHNOLOGY - 9.9%
Communications Equipment - 2.1%
Cisco Systems, Inc.	699,930	39,161,084
CommScope Holding Co., Inc. (a)	29,947	742,087
EchoStar Holding Corp. Class A (a)	7,427	295,966
Juniper Networks, Inc.	52,254	1,451,094
Motorola Solutions, Inc.	22,278	3,228,305
		44,878,536
Electronic Equipment & Components - 0.7%
ADT, Inc.	15,080	99,377
Arrow Electronics, Inc. (a)	13,504	1,141,223
Avnet, Inc.	16,605	807,169
Coherent, Inc. (a)	970	143,570
Corning, Inc.	122,035	3,886,815
Dell Technologies, Inc. (a)	21,309	1,436,440
Dolby Laboratories, Inc. Class A	9,587	620,183
FLIR Systems, Inc.	18,788	994,637
Jabil, Inc.	23,179	700,238
Keysight Technologies, Inc. (a)	28,689	2,496,804
Littelfuse, Inc.	577	116,006
National Instruments Corp.	2,943	138,615
Trimble, Inc. (a)	38,334	1,564,794
		14,145,871
IT Services - 1.2%
Akamai Technologies, Inc. (a)	1,415	113,285
Amdocs Ltd.	21,137	1,164,226
Booz Allen Hamilton Holding Corp. Class A	990	58,697
Cognizant Technology Solutions Corp. Class A	8,478	618,555
Conduent, Inc. (a)	29,941	384,143
CoreLogic, Inc. (a)	4,257	172,877
DXC Technology Co.	41,148	2,705,070
Elastic NV	220	18,821
Euronet Worldwide, Inc. (a)	3,903	585,021
Fidelity National Information Services, Inc.	46,341	5,372,312
Genpact Ltd.	15,145	549,764
IBM Corp.	39,872	5,592,845
Leidos Holdings, Inc.	21,674	1,592,606
Sabre Corp.	7,541	156,551
The Western Union Co.	48,841	949,469
Worldpay, Inc. (a)	42,169	4,942,628
		24,976,870
Semiconductors & Semiconductor Equipment - 3.7%
Analog Devices, Inc.	48,114	5,592,771
Broadcom, Inc.	25,050	7,975,920
Cypress Semiconductor Corp.	18,523	318,225
First Solar, Inc. (a)	12,848	790,537
Intel Corp.	694,783	35,461,724
Marvell Technology Group Ltd.	61,533	1,539,556
Micron Technology, Inc. (a)	37,825	1,590,920
NXP Semiconductors NV	49,530	5,231,359
Qorvo, Inc. (a)	18,868	1,426,609
Qualcomm, Inc.	187,071	16,112,425
Skyworks Solutions, Inc.	7,589	669,198
Teradyne, Inc.	23,231	1,138,319
		77,847,563
Software - 1.6%
Aspen Technology, Inc. (a)	533	64,978
Autodesk, Inc. (a)	5,591	996,372
FireEye, Inc. (a)	9,211	147,560
LogMeIn, Inc.	2,701	222,562
Microsoft Corp.	62,078	8,107,387
Nuance Communications, Inc. (a)	43,493	731,987
Oracle Corp.	336,348	18,610,135
Pluralsight, Inc.	1,473	52,277
SolarWinds, Inc. (a)	681	13,314
SS&C Technologies Holdings, Inc.	2,105	142,424
Symantec Corp.	97,420	2,358,538
Synopsys, Inc. (a)	20,636	2,498,607
Teradata Corp. (a)	5,449	247,766
		34,193,907
Technology Hardware, Storage & Peripherals - 0.6%
Hewlett Packard Enterprise Co.	216,309	3,419,845
HP, Inc.	241,294	4,813,815
NCR Corp. (a)	2,977	86,184
Western Digital Corp.	44,375	2,268,450
Xerox Corp.	30,838	1,028,756
		11,617,050

TOTAL INFORMATION TECHNOLOGY		207,659,797

MATERIALS - 4.0%
Chemicals - 2.7%
Air Products & Chemicals, Inc.	33,822	6,960,229
Albemarle Corp. U.S.	13,906	1,043,784
Ashland Global Holdings, Inc.	9,961	802,159
Axalta Coating Systems Ltd. (a)	19,417	523,871
Cabot Corp.	9,394	426,300
Celanese Corp. Class A	7,318	789,539
CF Industries Holdings, Inc.	35,339	1,582,480
Dow, Inc. (a)	116,815	6,626,915
DowDuPont, Inc.	350,848	13,490,106
Eastman Chemical Co.	21,382	1,686,612
Ecolab, Inc.	21,556	3,968,028
Element Solutions, Inc. (a)	15,731	170,839
FMC Corp.	12,203	964,769
Huntsman Corp.	33,417	743,194
International Flavors & Fragrances, Inc. (b)	8,071	1,112,103
Linde PLC	34,709	6,256,644
LyondellBasell Industries NV Class A	24,920	2,198,692
NewMarket Corp.	64	26,853
Olin Corp.	24,997	542,185
PPG Industries, Inc.	34,957	4,107,448
RPM International, Inc.	15,725	953,721
The Mosaic Co.	53,799	1,404,692
The Scotts Miracle-Gro Co. Class A	3,198	271,894
Valvoline, Inc.	28,433	526,011
W.R. Grace & Co.	2,924	220,996
Westlake Chemical Corp.	397	27,691
		57,427,755
Construction Materials - 0.1%
Eagle Materials, Inc.	764	69,455
Martin Marietta Materials, Inc.	740	164,206
nVent Electric PLC	24,087	673,232
Vulcan Materials Co.	1,119	141,117
		1,048,010
Containers & Packaging - 0.6%
Aptargroup, Inc.	9,438	1,049,883
Ardagh Group SA	2,612	36,255
Ball Corp.	51,861	3,108,548
Bemis Co., Inc.	13,651	783,840
Berry Global Group, Inc. (a)	9,836	578,357
Graphic Packaging Holding Co.	38,394	532,909
International Paper Co.	56,628	2,650,757
Owens-Illinois, Inc.	24,206	478,311
Sealed Air Corp.	10,646	496,317
Silgan Holdings, Inc.	7,828	234,370
Sonoco Products Co.	14,912	940,351
WestRock Co.	38,469	1,476,440
		12,366,338
Metals & Mining - 0.6%
Alcoa Corp. (a)	28,738	766,730
Freeport-McMoRan, Inc.	224,214	2,760,074
Newmont Goldcorp Corp.	125,645	3,902,534
Nucor Corp.	47,528	2,712,423
Reliance Steel & Aluminum Co.	10,405	956,844
Royal Gold, Inc.	5,815	506,254
Steel Dynamics, Inc.	28,575	905,256
United States Steel Corp.	26,820	418,392
		12,928,507
Paper & Forest Products - 0.0%
Domtar Corp.	9,720	475,308

TOTAL MATERIALS		84,245,918

REAL ESTATE - 5.0%
Equity Real Estate Investment Trusts (REITs) - 4.8%
Alexandria Real Estate Equities, Inc.	15,800	2,249,762
American Campus Communities, Inc.	20,918	987,330
American Homes 4 Rent Class A	41,555	996,489
Apartment Investment & Management Co. Class A	23,079	1,139,179
Apple Hospitality (REIT), Inc.	33,041	543,524
AvalonBay Communities, Inc.	21,171	4,253,889
Boston Properties, Inc.	23,862	3,283,888
Brandywine Realty Trust (SBI)	27,583	424,502
Brixmor Property Group, Inc.	46,699	834,978
Brookfield Property REIT, Inc. Class A	19,094	397,728
Camden Property Trust (SBI)	13,583	1,367,129
Colony Capital, Inc.	73,124	375,857
Columbia Property Trust, Inc.	18,379	417,387
Corporate Office Properties Trust (SBI)	16,010	446,359
Crown Castle International Corp.	15,594	1,961,413
CubeSmart	28,474	908,605
CyrusOne, Inc.	16,104	896,832
DDR Corp.	23,853	315,814
Digital Realty Trust, Inc.	31,796	3,742,707
Douglas Emmett, Inc.	25,721	1,059,448
Duke Realty Corp.	55,128	1,715,583
Empire State Realty Trust, Inc.	22,365	345,763
EPR Properties	11,495	906,496
Equity Commonwealth	17,420	553,956
Equity Residential (SBI)	55,024	4,204,934
Essex Property Trust, Inc.	10,139	2,864,268
Extra Space Storage, Inc.	2,301	238,591
Federal Realty Investment Trust (SBI)	11,198	1,498,852
Gaming & Leisure Properties	19,348	781,272
HCP, Inc.	73,838	2,198,896
Healthcare Trust of America, Inc.	32,983	909,671
Highwoods Properties, Inc. (SBI)	15,457	689,073
Hospitality Properties Trust (SBI)	24,806	644,956
Host Hotels & Resorts, Inc.	113,252	2,178,968
Hudson Pacific Properties, Inc.	20,542	716,094
Invitation Homes, Inc.	52,576	1,307,039
Iron Mountain, Inc.	43,569	1,415,121
JBG SMITH Properties	17,963	764,326
Kilroy Realty Corp.	15,643	1,203,103
Kimco Realty Corp.	62,334	1,083,988
Lamar Advertising Co. Class A	1,112	91,929
Liberty Property Trust (SBI)	22,575	1,120,623
Life Storage, Inc.	6,585	627,485
Medical Properties Trust, Inc.	56,744	990,750
Mid-America Apartment Communities, Inc.	17,349	1,898,154
National Retail Properties, Inc.	24,355	1,281,560
Omega Healthcare Investors, Inc.	27,884	986,815
Outfront Media, Inc.	20,981	499,977
Paramount Group, Inc.	32,132	465,593
Park Hotels & Resorts, Inc.	30,929	992,202
Prologis, Inc.	96,282	7,381,941
Rayonier, Inc.	19,500	619,905
Realty Income Corp.	45,598	3,192,316
Regency Centers Corp.	23,537	1,580,980
Retail Properties America, Inc.	33,584	412,747
Senior Housing Properties Trust (SBI)	37,507	301,181
Simon Property Group, Inc.	3,894	676,388
SL Green Realty Corp.	12,889	1,138,614
Spirit Realty Capital, Inc.	13,086	529,460
Store Capital Corp.	30,694	1,022,724
Sun Communities, Inc.	12,936	1,592,163
The Macerich Co.	21,427	860,080
UDR, Inc.	41,772	1,877,651
Uniti Group, Inc. (b)	26,431	290,477
Ventas, Inc.	55,071	3,365,389
VEREIT, Inc.	149,127	1,231,789
VICI Properties, Inc.	61,963	1,412,756
Vornado Realty Trust	26,837	1,855,510
Weingarten Realty Investors (SBI)	18,482	534,869
Welltower, Inc.	57,286	4,269,526
Weyerhaeuser Co.	114,859	3,078,221
WP Carey, Inc.	24,250	1,923,510
		100,927,055
Real Estate Management & Development - 0.2%
CBRE Group, Inc. (a)	25,198	1,312,060
Howard Hughes Corp. (a)	3,836	425,796
Jones Lang LaSalle, Inc.	6,937	1,072,252
Realogy Holdings Corp. (b)	18,197	236,925
Retail Value, Inc.	2,161	72,394
		3,119,427

TOTAL REAL ESTATE		104,046,482

UTILITIES - 6.2%
Electric Utilities - 3.7%
Alliant Energy Corp.	36,261	1,712,607
American Electric Power Co., Inc.	76,139	6,513,691
Duke Energy Corp.	109,946	10,018,280
Edison International	48,682	3,104,451
Entergy Corp.	27,678	2,681,998
Evergy, Inc.	40,117	2,319,565
Eversource Energy	49,167	3,523,307
Exelon Corp.	148,767	7,579,679
FirstEnergy Corp.	74,501	3,131,277
Hawaiian Electric Industries, Inc.	16,371	679,069
NextEra Energy, Inc.	73,656	14,321,673
OGE Energy Corp.	30,588	1,295,096
PG&E Corp. (a)	70,354	1,584,372
Pinnacle West Capital Corp.	17,121	1,631,118
PPL Corp.	111,946	3,493,835
Southern Co.	158,995	8,461,714
Vistra Energy Corp.	60,590	1,651,078
Xcel Energy, Inc.	78,967	4,461,636
		78,164,446
Gas Utilities - 0.2%
Atmos Energy Corp.	17,718	1,813,260
National Fuel Gas Co.	12,207	722,776
UGI Corp.	27,015	1,472,588
		4,008,624
Independent Power and Renewable Electricity Producers - 0.2%
NRG Energy, Inc.	44,371	1,826,754
The AES Corp.	103,011	1,763,548
		3,590,302
Multi-Utilities - 1.9%
Ameren Corp.	37,795	2,750,342
Avangrid, Inc.	8,581	439,433
CenterPoint Energy, Inc.	76,723	2,378,413
CMS Energy Corp.	43,931	2,440,367
Consolidated Edison, Inc.	48,025	4,137,834
Dominion Resources, Inc.	117,120	9,120,134
DTE Energy Co.	27,938	3,512,086
MDU Resources Group, Inc.	29,695	776,524
NiSource, Inc.	56,990	1,583,182
Public Service Enterprise Group, Inc.	77,616	4,629,794
Sempra Energy	42,097	5,386,311
WEC Energy Group, Inc.	48,964	3,840,247
		40,994,667
Water Utilities - 0.2%
American Water Works Co., Inc.	27,833	3,011,252
Aqua America, Inc.	32,453	1,267,614
		4,278,866

TOTAL UTILITIES		131,036,905

TOTAL COMMON STOCKS
(Cost $1,923,951,649)		2,076,997,885

Money Market Funds - 0.9%
Fidelity Cash Central Fund, 2.49% (c)	9,721,273	9,723,218
Fidelity Securities Lending Cash Central Fund 2.49% (c)(d)	9,050,963	9,051,868
TOTAL MONEY MARKET FUNDS
(Cost $18,775,079)		18,775,086
TOTAL INVESTMENT IN SECURITIES - 99.9%
(Cost $1,942,726,728)		2,095,772,971
NET OTHER ASSETS (LIABILITIES) - 0.1%		2,218,401
NET ASSETS - 100%		$2,097,991,372

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	140	June 2019	$20,639,500	$302,615	$302,615

The notional amount of futures purchased as a percentage of Net Assets is 1.0%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$188,224
Fidelity Securities Lending Cash Central Fund	45,505
Total	$233,729

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$144,152,504	$144,152,504	$--	$--
Consumer Discretionary	111,603,551	111,603,551	--	--
Consumer Staples	158,734,816	158,734,816	--	--
Energy	193,459,311	193,459,311	--	--
Financials	475,693,538	475,693,538	--	--
Health Care	300,899,809	300,899,809	--	--
Industrials	165,465,254	165,465,254	--	--
Information Technology	207,659,797	207,659,797	--	--
Materials	84,245,918	84,245,918	--	--
Real Estate	104,046,482	104,046,482	--	--
Utilities	131,036,905	131,036,905	--	--
Money Market Funds	18,775,086	18,775,086	--	--
Total Investments in Securities:	$2,095,772,971	$2,095,772,971	$--	$--
Derivative Instruments:
Assets
Futures Contracts	$302,615	$302,615	$--	$--
Total Assets	$302,615	$302,615	$--	$--
Total Derivative Instruments:	$302,615	$302,615	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of April 30, 2019. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$302,615	$0
Total Equity Risk	302,615	0
Total Value of Derivatives	$302,615	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in distributable earnings.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		April 30, 2019
Assets
Investment in securities, at value (including securities loaned of $8,680,694) — See accompanying schedule: Unaffiliated issuers (cost $1,923,951,649)	$2,076,997,885
Fidelity Central Funds (cost $18,775,079)	18,775,086
Total Investment in Securities (cost $1,942,726,728)		$2,095,772,971
Segregated cash with brokers for derivative instruments		567,000
Receivable for investments sold		249,775
Receivable for fund shares sold		8,976,950
Dividends receivable		2,409,516
Distributions receivable from Fidelity Central Funds		38,368
Receivable for daily variation margin on futures contracts		25,938
Other receivables		12
Total assets		2,108,040,530
Liabilities
Payable for fund shares redeemed	$939,015
Accrued management fee	58,168
Collateral on securities loaned	9,051,975
Total liabilities		10,049,158
Net Assets		$2,097,991,372
Net Assets consist of:
Paid in capital		$1,945,802,045
Total distributable earnings (loss)		152,189,327
Net Assets		$2,097,991,372
Net Asset Value and Maximum Offering Price
Net Asset Value, offering price and redemption price per share ($2,097,991,372 ÷ 166,834,507 shares)		$12.58

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended April 30, 2019
Investment Income
Dividends		$35,793,876
Interest		8,300
Income from Fidelity Central Funds		233,729
Total income		36,035,905
Expenses
Management fee	$488,718
Transfer agent fees	22,889
Independent trustees' fees and expenses	5,854
Interest	1,632
Commitment fees	3,553
Total expenses before reductions	522,646
Expense reductions	(1,822)
Total expenses after reductions		520,824
Net investment income (loss)		35,515,081
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(3,567,618)
Fidelity Central Funds	(269)
Futures contracts	212,736
Total net realized gain (loss)		(3,355,151)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	109,172,895
Fidelity Central Funds	7
Futures contracts	254,225
Total change in net unrealized appreciation (depreciation)		109,427,127
Net gain (loss)		106,071,976
Net increase (decrease) in net assets resulting from operations		$141,587,057

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended April 30, 2019	Year ended April 30, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$35,515,081	$17,679,067
Net realized gain (loss)	(3,355,151)	4,186,264
Change in net unrealized appreciation (depreciation)	109,427,127	24,868,089
Net increase (decrease) in net assets resulting from operations	141,587,057	46,733,420
Distributions to shareholders	(35,228,880)	–
Distributions to shareholders from net investment income	–	(13,578,990)
Distributions to shareholders from net realized gain	–	(4,928,496)
Total distributions	(35,228,880)	(18,507,486)
Share transactions - net increase (decrease)	972,664,715	589,308,601
Total increase (decrease) in net assets	1,079,022,892	617,534,535
Net Assets
Beginning of period	1,018,968,480	401,433,945
End of period	$2,097,991,372	$1,018,968,480
Other Information
Undistributed net investment income end of period		$6,064,735

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Large Cap Value Index Fund

Years ended April 30,	2019	2018	2017 A
Selected Per–Share Data
Net asset value, beginning of period	$11.86	$11.29	$10.00
Income from Investment Operations
Net investment income (loss)B	.30	.28	.23
Net realized and unrealized gain (loss)	.73	.57	1.12
Total from investment operations	1.03	.85	1.35
Distributions from net investment income	(.25)	(.21)	(.06)
Distributions from net realized gain	(.06)	(.07)	–
Total distributions	(.31)	(.28)	(.06)
Net asset value, end of period	$12.58	$11.86	$11.29
Total ReturnC,D	9.15%	7.55%	13.48%
Ratios to Average Net AssetsE,F
Expenses before reductions	.04%	.04%	.05%G
Expenses net of fee waivers, if any	.04%	.04%	.05%G
Expenses net of all reductions	.04%	.04%	.05%G
Net investment income (loss)	2.55%	2.35%	2.28%G
Supplemental Data
Net assets, end of period (000 omitted)	$2,097,991	$355,541	$2,429
Portfolio turnover rateH	15%	12%	23%G

 A For the period June 7, 2016 (commencement of operations) to April 30, 2017.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended April 30, 2019

1. Organization.

Fidelity Large Cap Value Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Effective after the close of business November 9, 2018, the Fund's publicly offered shares classes were consolidated into a single share class. The surviving class is Fidelity Large Cap Value Index Fund (formerly Institutional Premium Class). All current fiscal period dollar and share amounts for the classes that closed, which are presented in the Notes to Financial Statements, are for the period May 1, 2018 through November 9, 2018.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2019, is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of April 30, 2019, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to short-term capital gains, futures contracts, foreign currency transactions, partnerships and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$227,395,394
Gross unrealized depreciation	(92,064,484)
Net unrealized appreciation (depreciation)	$135,330,910
Tax Cost	$1,960,442,061

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$13,239,091
Undistributed long-term capital gain	$3,619,325
Net unrealized appreciation (depreciation) on securities and other investments	$135,330,910

The tax character of distributions paid was as follows:

	April 30, 2019	April 30, 2018
Ordinary Income	$32,623,104	$ 17,896,843
Long-term Capital Gains	2,605,776	610,643
Total	$35,228,880	$ 18,507,486

New Rule Issuance. During August 2018, the U.S. Securities and Exchange Commission issued Final Rule Release No. 33-10532, Disclosure Update and Simplification. This Final Rule includes amendments specific to registered investment companies that are intended to eliminate overlap in disclosure requirements between Regulation S-X and GAAP. In accordance with these amendments, certain line-items in the Fund's financial statements have been combined or removed for the current period as outlined in the table below.

Financial Statement	Current Line-Item Presentation (As Applicable)	Prior Line-Item Presentation (As Applicable)
Statement of Assets and Liabilities	Total distributable earnings (loss)	Undistributed/Distributions in excess of/Accumulated net investment income (loss) Accumulated/Undistributed net realized gain (loss) Net unrealized appreciation (depreciation)
Statement of Changes in Net Assets	N/A - removed	Undistributed/Distributions in excess of/Accumulated net investment income (loss) end of period
Statement of Changes in Net Assets	Distributions to shareholders	Distributions to shareholders from net investment income Distributions to shareholders from net realized gain
Distributions to Shareholders Note to Financial Statements	Distributions to shareholders	Distributions to shareholders from net investment income Distributions to shareholders from net realized gain

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,180,129,094 and $215,975,165, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is based on an annual rate of .035% of the Fund's average net assets. Under the management contract, the investment adviser pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense, including commitment fees.

Effective August 1, 2018, the Board approved an amendment to the expense contract. Under the expense contract, the investment adviser pays class-level expenses as necessary so that the total expenses do not exceed .035% of each class' average net assets on an annual basis with certain exceptions. Prior to August 1, 2018 the investment adviser paid class-level expenses as necessary so that the total expenses do not exceed certain amounts of each class' average net assets on an annual basis with certain exceptions, as noted in the following table:

Investor Class	.17%
Premium Class	.05%
Institutional Class	.04%
Fidelity Large Cap Value Index Fund	.035%

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class. FIIOC receives transfer agent fees at an annual rate of .21%, .11%, .035% and .015% of class-level average net assets for Investor Class, Premium Class, Institutional Class and Fidelity Large Cap Value Index Fund, respectively. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Effective August 1, 2018, under the amended expense contract, Investor Class, Premium Class, Institutional Class and Fidelity Large Cap Value Index Fund do not pay transfer agent fees. Prior to August 1, 2018, under the expense contract, Investor Class, Premium Class and Institutional Class paid a portion of the transfer agent fees at an annual rate of .135%, .015% and .005% of class-level average net assets, respectively, and Fidelity Large Cap Value Index Fund did not pay transfer agent fees.

For the period, the total transfer agent fees paid by each applicable class were as follows:

	Amount	% of Class-Level Average Net Assets
Investor Class	$2,474.03
Premium Class	17,926	–(a)
Institutional Class	2,489	–(a)
	$22,889

 (a) Amount represents less than .005%.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company (FMR) or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$11,171,500	2.63%	$1,632

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $3,553 and is reflected in Commitment fees on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $45,505. During the period, there were no securities loaned to FCM.

9. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $1,822.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Year ended April 30, 2019	Year ended April 30, 2018
Distributions to shareholders
Investor Class	$38,931	$–
Premium Class	2,888,445	–
Institutional Class	1,154,749	–
Fidelity Large Cap Value Index Fund	31,146,755	–
Total	$35,228,880	$–
From net investment income
Investor Class	$–	$64,116
Premium Class	–	5,850,167
Institutional Class	–	5,182,373
Fidelity Large Cap Value Index Fund	–	2,482,334
Total	$–	$13,578,990
From net realized gain
Investor Class	$–	$24,869
Premium Class	–	2,121,701
Institutional Class	–	1,789,068
Fidelity Large Cap Value Index Fund	–	992,858
Total	$–	$4,928,496

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Year ended April 30, 2019	Year ended April 30, 2018	Year ended April 30, 2019	Year ended April 30, 2018
Investor Class
Shares sold	818,773	1,241,883	$9,993,220	$14,866,357
Reinvestment of distributions	2,961	7,178	36,000	86,553
Shares redeemed	(1,573,896)	(720,288)	(19,222,885)	(8,568,340)
Net increase (decrease)	(752,162)	528,773	$(9,193,665)	$6,384,570
Premium Class
Shares sold	10,306,365	25,844,397	$126,611,008	$306,355,191
Reinvestment of distributions	216,278	635,232	2,629,934	7,657,716
Shares redeemed	(49,684,097)	(7,518,571)	(607,710,921)	(88,867,102)
Net increase (decrease)	(39,161,454)	18,961,058	$(478,469,979)	$225,145,805
Institutional Class
Shares sold	4,580,059	23,789,700	$55,610,859	$273,719,619
Reinvestment of distributions	55,632	452,159	676,482	5,421,971
Shares redeemed	(20,653,358)	(23,148,547)	(253,013,973)	(275,545,382)
Net increase (decrease)	(16,017,667)	1,093,312	$(196,726,632)	$3,596,208
Fidelity Large Cap Value Index Fund
Shares sold	152,026,875	32,190,828	$1,837,410,197	$384,221,061
Reinvestment of distributions	2,594,518	282,156	27,756,097	3,439,170
Shares redeemed	(17,759,853)	(2,715,241)	(208,111,303)	(33,478,213)
Net increase (decrease)	136,861,540	29,757,743	$1,657,054,991	$354,182,018

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Salem Street Trust and Shareholders of Fidelity Large Cap Value Index Fund:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of assets and liabilities of Fidelity Large Cap Value Index Fund (the "Fund"), a fund of Fidelity Salem Street Trust, including the schedule of investments, as of April 30, 2019, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the two years in the period then ended and for the period from June 7, 2016 (commencement of operations) to April 30, 2017, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of April 30, 2019, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the two years in the period then ended and for the period from June 7, 2016 (commencement of operations) to April 30, 2017, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of April 30, 2019, by correspondence with the custodians and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Boston, Massachusetts

June 12, 2019

We have served as the auditor of one or more of the Fidelity investment companies since 1999.

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for Jonathan Chiel, each of the Trustees oversees 264 funds. Mr. Chiel oversees 158 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Arthur E. Johnson serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's high income and other equity funds. The asset allocation funds may invest in Fidelity® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees.  In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Jonathan Chiel (1957)

Year of Election or Appointment: 2016

Trustee

Mr. Chiel also serves as Trustee of other Fidelity® funds. Mr. Chiel is Executive Vice President and General Counsel for FMR LLC (diversified financial services company, 2012-present). Previously, Mr. Chiel served as general counsel (2004-2012) and senior vice president and deputy general counsel (2000-2004) for John Hancock Financial Services; a partner with Choate, Hall & Stewart (1996-2000) (law firm); and an Assistant United States Attorney for the United States Attorney’s Office of the District of Massachusetts (1986-95), including Chief of the Criminal Division (1993-1995). Mr. Chiel is a director on the boards of the Boston Bar Foundation and the Maimonides School.

Abigail P. Johnson (1961)

Year of Election or Appointment: 2009

Trustee

Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity® funds. Ms. Johnson serves as Chairman (2016-present), Chief Executive Officer (2014-present), and Director (2007-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-present) and Chairman and Director of FMR (investment adviser firm, 2011-present). Previously, Ms. Johnson served as Vice Chairman (2007-2016) and President (2013-2016) of FMR LLC, President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity® funds (2001-2005), and managed a number of Fidelity® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

Jennifer Toolin McAuliffe (1959)

Year of Election or Appointment: 2016

Trustee

Ms. McAuliffe also serves as Trustee of other Fidelity® funds. Ms. McAuliffe previously served as a Member of the Advisory Board of certain Fidelity® funds (2016) and as Co-Head of Fixed Income of Fidelity Investments Limited (now known as FIL Limited (FIL)) (diversified financial services company). Earlier roles at FIL included Director of Research for FIL’s credit and quantitative teams in London, Hong Kong and Tokyo. Ms. McAuliffe also was the Director of Research for taxable and municipal bonds at Fidelity Investments Money Management, Inc. Ms. McAuliffe is also a director or trustee of several not-for-profit entities.

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Elizabeth S. Acton (1951)

Year of Election or Appointment: 2013

Trustee

Ms. Acton also serves as Trustee of other Fidelity® funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present). Previously, Ms. Acton served as a Member of the Advisory Board of certain Fidelity® funds (2013-2016).

Ann E. Dunwoody (1953)

Year of Election or Appointment: 2018

Trustee

General Dunwoody also serves as Trustee of other Fidelity® funds. General Dunwoody (United States Army, Retired) was the first woman in U.S. military history to achieve the rank of four-star general and prior to her retirement in 2012 held a variety of positions within the U.S. Army, including Commanding General, U.S. Army Material Command (2008-2012). She is the President of First to Four LLC (leadership and mentoring services, 2012-present). She also serves as a member of the Board of Directors and Nominating and Corporate Governance Committee of L3 Technologies, Inc. (communication, electronic, sensor, and aerospace systems, 2013-present), Board of Directors and Nomination and Corporate Governance Committees of Kforce Inc. (professional staffing services, 2016-present) and Board of Directors of Automattic Inc. (software engineering, 2018-present). Previously, General Dunwoody served as a Member of the Advisory Board of certain Fidelity® funds (2018), a member of the Board of Directors and Audit and Sustainability and Corporate Responsibility Committees of Republic Services, Inc. (waste collection, disposal and recycling, 2013-2016). Ms. Dunwoody also serves on several boards for non-profit organizations, including as a member of the Board of Directors, Chair of the Nomination and Governance Committee and member of the Audit Committee of Logistics Management Institute (consulting non-profit, 2012-present), a member of the Board of Directors of the Army Historical Foundation (2015-present), a member of the Council of Trustees for the Association of the United States Army (advocacy non-profit, 2013-present) and a member of the Board of Trustees of Florida Institute of Technology (2015-present) and ThanksUSA (military family education non-profit, 2014-present).

John Engler (1948)

Year of Election or Appointment: 2014

Trustee

Mr. Engler also serves as Trustee of other Fidelity® funds. He serves on the board of directors for Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-present) and K12 Inc. (technology-based education company, 2012-present). Previously, Mr. Engler served as interim president of Michigan State University (2018-2019), a Member of the Advisory Board of certain Fidelity® funds (2014-2016), president of the Business Roundtable (2011-2017), a trustee of The Munder Funds (2003-2014), president and CEO of the National Association of Manufacturers (2004-2011), member of the Board of Trustees of the Annie E. Casey Foundation (2004-2015), and as governor of Michigan (1991-2003). He is a past chairman of the National Governors Association.

Robert F. Gartland (1951)

Year of Election or Appointment: 2010

Trustee

Mr. Gartland also serves as Trustee of other Fidelity® funds. Mr. Gartland is Chairman and an investor in Gartland & Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007), including Managing Director (1987-2007), and Chase Manhattan Bank (1975-1978).

Arthur E. Johnson (1947)

Year of Election or Appointment: 2008

Trustee

Chairman of the Independent Trustees

Mr. Johnson also serves as Trustee of other Fidelity® funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation plc (diversified power management, 2009-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). Mr. Johnson previously served as Vice Chairman (2015-2018) of the Independent Trustees of certain Fidelity® funds and on the Board of Directors of IKON Office Solutions, Inc. (1999-2008), AGL Resources, Inc. (holding company, 2002-2016), and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)

Year of Election or Appointment: 2009

Trustee

Vice Chairman of the Independent Trustees

Mr. Kenneally also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

Marie L. Knowles (1946)

Year of Election or Appointment: 2001

Trustee

Ms. Knowles also serves as Trustee of other Fidelity® funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company (pipeline and tanker operations). Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Santa Catalina Island Company (real estate, 2009-present). Ms. Knowles is a Member of the Investment Company Institute Board of Governors and a Member of the Governing Council of the Independent Directors Council (2014-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002). Ms. Knowles previously served as Chairman (2015-2018) and Vice Chairman (2012-2015) of the Independent Trustees of certain Fidelity® funds.

Mark A. Murray (1954)

Year of Election or Appointment: 2016

Trustee

Mr. Murray also serves as Trustee of other Fidelity® funds. Mr. Murray is Vice Chairman (2013-present) of Meijer, Inc. (regional retail chain). Previously, Mr. Murray served as a Member of the Advisory Board of certain Fidelity® funds (2016) and as Co-Chief Executive Officer (2013-2016) and President (2006-2013) of Meijer, Inc. Mr. Murray serves as a member of the Board of Directors and Nuclear Review and Public Policy and Responsibility Committees of DTE Energy Company (diversified energy company, 2009-present). Mr. Murray also serves as a member of the Board of Directors of Spectrum Health (not-for-profit health system, 2015-present). Mr. Murray previously served as President of Grand Valley State University (2001-2006), Treasurer for the State of Michigan (1999-2001), Vice President of Finance and Administration for Michigan State University (1998-1999), and a member of the Board of Directors and Audit Committee and Chairman of the Nominating and Corporate Governance Committee of Universal Forest Products, Inc. (manufacturer and distributor of wood and wood-alternative products, 2004-2016). Mr. Murray is also a director or trustee of many community and professional organizations.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Advisory Board Members and Officers:

Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2017

Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer (2012-present) and Senior Vice President (2014-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as AML Officer of the funds (2012-2016), and Vice President (2007-2014) and Deputy Anti-Money Laundering Officer (2007-2012) of FMR LLC.

Craig S. Brown (1977)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Brown also serves as Assistant Treasurer of other funds. Mr. Brown is an employee of Fidelity Investments (2013-present).

John J. Burke III (1964)

Year of Election or Appointment: 2018

Chief Financial Officer

Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke serves as Head of Investment Operations for Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments (1998-present). Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).

William C. Coffey (1969)

Year of Election or Appointment: 2018

Secretary and Chief Legal Officer (CLO)

Mr. Coffey also serves as Secretary and CLO of other funds. Mr. Coffey serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company and FMR Co., Inc. (investment adviser firms, 2018-present); Secretary of Fidelity SelectCo, LLC and Fidelity Investments Money Management, Inc. (investment adviser firms, 2018-present); and CLO of Fidelity Management & Research (Hong Kong) Limited, FMR Investment Management (UK) Limited, and Fidelity Management & Research (Japan) Limited (investment adviser firms, 2018-present). He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Assistant Secretary of certain funds (2009-2018) and as Vice President and Associate General Counsel of FMR LLC (2005-2009).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2016-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as President and Treasurer of certain Fidelity® funds (2013-2018). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005). Previously, Mr. Deberghes served in other fund officer roles.

Laura M. Del Prato (1964)

Year of Election or Appointment: 2018

President and Treasurer

Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato is an employee of Fidelity Investments (2017-present). Prior to joining Fidelity Investments, Ms. Del Prato served as a Managing Director and Treasurer of the JPMorgan Mutual Funds (2014-2017). Prior to JPMorgan, Ms. Del Prato served as a partner at Cohen Fund Audit Services (accounting firm, 2012-2013) and KPMG LLP (accounting firm, 2004-2012).

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Assistant Treasurer of certain Fidelity® funds (2016-2018).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight, serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

John B. McGinty, Jr. (1962)

Year of Election or Appointment: 2016

Chief Compliance Officer

Mr. McGinty also serves as Chief Compliance Officer of other funds. Mr. McGinty is Senior Vice President of Asset Management Compliance for Fidelity Investments and is an employee of Fidelity Investments (2016-present). Mr. McGinty previously served as Vice President, Senior Attorney at Eaton Vance Management (investment management firm, 2015-2016), and prior to Eaton Vance as global CCO for all firm operations and registered investment companies at GMO LLC (investment management firm, 2009-2015). Before joining GMO LLC, Mr. McGinty served as Senior Vice President, Deputy General Counsel for Fidelity Investments (2007-2009).

Jason P. Pogorelec (1975)

Year of Election or Appointment: 2015

Assistant Secretary

Mr. Pogorelec also serves as Assistant Secretary of other funds. Mr. Pogorelec serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2006-present).

Nancy D. Prior (1967)

Year of Election or Appointment: 2014

Vice President

Ms. Prior also serves as Vice President of other funds. Ms. Prior serves as President Fixed Income, High Income/Emerging Market Debt and Multi Asset Class Strategies of FIAM LLC (2018-present), President (2016-present) and Director (2014-present) of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm), President, Fixed Income (2014-present), and is an employee of Fidelity Investments (2002-present). Previously, Ms. Prior served as Vice Chairman of FIAM LLC (investment adviser firm, 2014-2018), a Director of FMR Investment Management (UK) Limited (investment adviser firm, 2015-2018), President Multi-Asset Class Strategies of FMR's Global Asset Allocation Division (2017-2018), Vice President of Fidelity's Money Market Funds (2012-2014), President, Money Market and Short Duration Bond Group of Fidelity Management & Research (FMR) (investment adviser firm, 2013-2014), President, Money Market Group of FMR (2011-2013), Managing Director of Research (2009-2011), Senior Vice President and Deputy General Counsel (2007-2009), and Assistant Secretary of certain Fidelity® funds (2008-2009).

Stacie M. Smith (1974)

Year of Election or Appointment: 2013

Assistant Treasurer

Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2009-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Assistant Treasurer (2013-2018) and Deputy Treasurer (2013-2016) of certain Fidelity® funds.

Marc L. Spector (1972)

Year of Election or Appointment: 2016

Deputy Treasurer

Mr. Spector also serves as an officer of other funds. Mr. Spector serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2016-present). Prior to joining Fidelity Investments, Mr. Spector served as Director at the Siegfried Group (accounting firm, 2013-2016), and prior to Siegfried Group as audit senior manager at Deloitte & Touche (accounting firm, 2005-2013).

Jim Wegmann (1979)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Wegmann also serves as Assistant Treasurer of other funds. Mr. Wegmann is an employee of Fidelity Investments (2011-present).

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2018 to April 30, 2019).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value November 1, 2018	Ending Account Value April 30, 2019	Expenses Paid During Period-B November 1, 2018 to April 30, 2019
Fidelity Large Cap Value Index Fund	.04%
Actual		$1,000.00	$1,079.50	$.21
Hypothetical-C		$1,000.00	$1,024.60	$.20

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Distributions (Unaudited)

The Board of Trustees of Fidelity Large Cap Value Index Fund voted to pay on June 10, 2019, to shareholders of record at the opening of business on June 7, 2019, a distribution of $0.022 per share derived from capital gains realized from sales of portfolio securities and a dividend of $0.078 per share from net investment income.

The fund hereby designates as a capital gain dividend with respect to the taxable year ended April 30, 2019, $6,305,871, or, if subsequently determined to be different, the net capital gain of such year.

Investor Class designates 100%; Premium Class designates 91%; and Institutional Class designates 91%; of the dividends distributed in June during the fiscal year as qualifying for the dividends–received deduction for corporate shareholders. Fidelity Large Cap Value Index Fund designates 90% and 73%; of the dividends distributed in June and December, respectively during the fiscal year as qualifying for the dividends–received deduction for corporate shareholders.

Investor Class designates 100%; Premium Class designates 96%; and Institutional Class designates 95%; of the dividends distributed in June during the fiscal year as amounts which may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code. Fidelity Large Cap Value Index Fund designates 94% and 78%; of the dividends distributed in June and December, respectively during the fiscal year as amounts which may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2020 of amounts for use in preparing 2019 income tax returns.

LC2-I-ANN-0619
1.9879609.102

Fidelity® Large Cap Growth Index Fund Annual Report April 30, 2019

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Performance
Management's Discussion of Fund Performance
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2019 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended April 30, 2019	Past 1 year	Life of fundA
Fidelity® Large Cap Growth Index Fund	17.34%	18.20%

 A From June 7, 2016

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® Large Cap Growth Index Fund on June 7, 2016, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the Russell 1000® Growth Index performed over the same period.

Period Ending Values
$16,230	Fidelity® Large Cap Growth Index Fund
$16,268	Russell 1000® Growth Index

Management's Discussion of Fund Performance

Market Recap:  The S&P 500® index gained 13.49% for the 12 months ending April 30, 2019, as U.S. equities began the new year on a high note after enduring an historically volatile final quarter of 2018. The index rose 18.25% year to date, its strongest four-month opening since 1987, amid upbeat company earnings/outlooks and signs the Fed may pause on rates. After achieving a record close in late April, the S&P 500® moved a bit higher to end the period. The uptrend was in sharp contrast to late 2018, when rising U.S. Treasury yields and concern about peaking corporate earnings growth sent many investors fleeing from risk assets as they were still dealing with lingering uncertainty related to global trade and the Fed picking up the pace of interest rate hikes. The index returned -6.84% in October, at the time its largest monthly drop in seven years. But conditions worsened through Christmas, as jitters about the economy and another hike in rates led to a spike in market volatility and a -9.03% result for December. For the full period, eight of 11 sectors registered a double-digit gain, led by information technology (+25%). Three defensive groups also stood out: real estate (+21%), consumer staples (+18%) and utilities (+18%). Communication services – a mix of telecom stocks and media/entertainment names – gained 17%, followed by consumer discretionary (+16%). In contrast, energy (-7%) lost ground, while materials (+3%), financials (+4%), health care (+11%) and industrials (+11%) also trailed the broad market.

Comments from the Geode Capital Management, LLC, passive equity index team:  For the fiscal year, the fund performed roughly in line with the 17.43% gain of the benchmark Russell 1000® Growth Index. Within information technology – the strongest-performing sector in the index – several individual stocks were outsized contributors, led by Microsoft (+42%), whose strong financial results and healthy market position in cloud computing lifted the software manufacturer's shares. Consumer electronics maker Apple (+23%) gained ground, partly due to strong growth and profitability in its services business. Payment-processing companies such as Mastercard (+43%), Visa (+30%) and PayPal Holdings (+51%) all continued to benefit from the global trend toward electronic payments. Elsewhere, other notable contributors included online retail giant Amazon.com (+23%) and Alphabet, whose share classes returned roughly 17% to 18%. In contrast, the biggest individual detractor was Nvidia (-19%), a maker of graphics processors. Its shares plunged last fall after the company reported weaker-than-expected earnings. Similarly, a disappointing earnings report weighed on shares of pharmaceutical company AbbVie, which returned -14% for the period. Other detractors included oil-field services company Halliburton (-45%), which struggled along with the poor-performing energy sector, and travel company Booking Holdings, whose weak earnings guidance hampered the stock (-15%).

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Note to Shareholders:  On March 22, 2019, Pat Waddell retired and is no longer a portfolio manager with Geode Capital Management.

Investment Summary (Unaudited)

Top Ten Stocks as of April 30, 2019

% of fund's net assets
Apple, Inc.	6.8
Microsoft Corp.	6.7
Amazon.com, Inc.	5.7
Facebook, Inc. Class A	3.3
Alphabet, Inc. Class C	2.6
Alphabet, Inc. Class A	2.6
Visa, Inc. Class A	2.1
MasterCard, Inc. Class A	1.6
Home Depot, Inc.	1.6
UnitedHealth Group, Inc.	1.6
34.6

Top Market Sectors as of April 30, 2019

% of fund's net assets
Information Technology	33.5
Consumer Discretionary	15.2
Communication Services	12.3
Health Care	12.1
Industrials	11.6
Consumer Staples	5.6
Financials	4.4
Real Estate	2.3
Materials	1.8
Energy	0.7

Asset Allocation (% of fund's net assets)

As of April 30, 2019*
Stocks and Equity Futures	100.0%

 * Foreign investments –2.1%

Schedule of Investments April 30, 2019

Showing Percentage of Net Assets

Common Stocks - 99.5%
	Shares	Value
COMMUNICATION SERVICES - 12.3%
Diversified Telecommunication Services - 0.1%
Zayo Group Holdings, Inc. (a)	36,803	$1,151,566
Entertainment - 2.7%
Activision Blizzard, Inc.	113,447	5,469,280
Electronic Arts, Inc. (a)	47,584	4,503,826
Lions Gate Entertainment Corp.:
Class A	526	7,674
Class B	1,350	18,360
Live Nation Entertainment, Inc. (a)	21,781	1,423,171
Netflix, Inc. (a)	66,722	24,723,170
Take-Two Interactive Software, Inc. (a)	10,683	1,034,435
The Madison Square Garden Co. (a)	295	92,170
The Walt Disney Co.	170,777	23,391,326
		60,663,412
Interactive Media & Services - 8.8%
Alphabet, Inc.:
Class A (a)	47,739	57,237,151
Class C (a)	48,768	57,959,793
Facebook, Inc. Class A (a)	380,497	73,588,120
IAC/InterActiveCorp (a)	11,830	2,659,857
Match Group, Inc. (b)	8,235	497,394
TripAdvisor, Inc. (a)	16,841	896,446
Twitter, Inc. (a)	114,435	4,567,101
Zillow Group, Inc.:
Class A (a)	6,422	213,275
Class C (a)(b)	14,199	474,247
		198,093,384
Media - 0.6%
AMC Networks, Inc. Class A (a)	6,872	401,394
Cable One, Inc.	654	693,587
CBS Corp. Class B	52,240	2,678,345
Charter Communications, Inc. Class A (a)	19,136	7,103,092
Interpublic Group of Companies, Inc.	6,294	144,762
Omnicom Group, Inc.	23,499	1,880,625
Sirius XM Holdings, Inc.	266,317	1,547,302
		14,449,107
Wireless Telecommunication Services - 0.1%
T-Mobile U.S., Inc. (a)	32,278	2,355,971

TOTAL COMMUNICATION SERVICES		276,713,440

CONSUMER DISCRETIONARY - 15.2%
Auto Components - 0.2%
Aptiv PLC	36,170	3,099,769
Garrett Motion, Inc. (a)	7,178	134,946
Gentex Corp.	28,448	655,157
Lear Corp.	1,116	159,588
Visteon Corp. (a)	3,091	204,068
		4,253,528
Automobiles - 0.3%
Tesla, Inc. (a)(b)	21,942	5,237,336
Thor Industries, Inc.	6,867	452,329
		5,689,665
Distributors - 0.1%
LKQ Corp. (a)	8,735	262,924
Pool Corp.	6,278	1,153,520
		1,416,444
Diversified Consumer Services - 0.2%
Bright Horizons Family Solutions, Inc. (a)	7,491	959,972
Frontdoor, Inc. (a)	13,610	479,616
Grand Canyon Education, Inc. (a)	7,544	874,274
H&R Block, Inc.	6,107	166,171
Service Corp. International	13,129	546,298
ServiceMaster Global Holdings, Inc. (a)	21,675	1,062,725
		4,089,056
Hotels, Restaurants & Leisure - 2.2%
Chipotle Mexican Grill, Inc. (a)	3,886	2,673,723
Choice Hotels International, Inc.	5,372	446,091
Darden Restaurants, Inc.	9,884	1,162,358
Domino's Pizza, Inc.	6,662	1,802,604
Dunkin' Brands Group, Inc.	13,218	986,459
Extended Stay America, Inc. unit	18,049	323,258
Hilton Grand Vacations, Inc. (a)	15,711	503,380
Hilton Worldwide Holdings, Inc.	44,244	3,848,786
International Game Technology PLC	1,850	27,066
Las Vegas Sands Corp.	35,128	2,355,332
Marriott International, Inc. Class A	45,281	6,177,234
McDonald's Corp.	24,088	4,759,066
MGM Mirage, Inc.	7,971	212,268
Six Flags Entertainment Corp.	11,774	625,082
Starbucks Corp.	193,071	14,997,755
U.S. Foods Holding Corp. (a)	2,092	76,463
Vail Resorts, Inc.	6,431	1,471,734
Wendy's Co.	29,929	556,979
Wyndham Destinations, Inc.	15,419	671,652
Wyndham Hotels & Resorts, Inc.	15,643	871,628
Wynn Resorts Ltd.	16,513	2,385,303
Yum China Holdings, Inc.	4,854	230,759
Yum! Brands, Inc.	14,145	1,476,597
		48,641,577
Household Durables - 0.2%
D.R. Horton, Inc.	32,206	1,427,048
Lennar Corp.:
Class A	23,999	1,248,668
Class B	1,789	74,637
NVR, Inc. (a)	498	1,569,935
PulteGroup, Inc.	12,924	406,589
Tempur Sealy International, Inc. (a)	7,259	445,703
Toll Brothers, Inc.	10,990	418,719
		5,591,299
Internet & Direct Marketing Retail - 6.5%
Amazon.com, Inc. (a)	65,867	126,894,093
eBay, Inc.	30,506	1,182,108
Expedia, Inc.	18,994	2,466,181
GrubHub, Inc. (a)(b)	10,461	698,690
The Booking Holdings, Inc. (a)	7,422	13,767,736
Wayfair LLC Class A (a)(b)	9,138	1,481,727
		146,490,535
Leisure Products - 0.1%
Brunswick Corp.	1,267	64,883
Hasbro, Inc.	14,522	1,479,211
Mattel, Inc. (a)(b)	12,167	148,316
Polaris Industries, Inc.	9,446	910,594
		2,603,004
Multiline Retail - 0.3%
Dollar General Corp.	42,447	5,352,142
Dollar Tree, Inc. (a)	6,384	710,412
Nordstrom, Inc. (b)	19,216	788,240
		6,850,794
Specialty Retail - 3.9%
Advance Auto Parts, Inc.	3,404	566,153
AutoZone, Inc. (a)	3,496	3,594,972
Best Buy Co., Inc.	9,667	719,321
Burlington Stores, Inc. (a)	10,682	1,804,297
CarMax, Inc. (a)(b)	16,390	1,276,125
Floor & Decor Holdings, Inc. Class A (a)	9,374	450,139
Gap, Inc.	2,410	62,853
Home Depot, Inc.	180,771	36,823,053
L Brands, Inc.	7,241	185,659
Lowe's Companies, Inc.	128,503	14,538,829
Michaels Companies, Inc. (a)	3,110	34,956
O'Reilly Automotive, Inc. (a)	12,361	4,679,504
Ross Stores, Inc.	58,380	5,701,391
Tiffany & Co., Inc.	3,429	369,715
TJX Companies, Inc.	197,830	10,856,910
Tractor Supply Co.	19,381	2,005,934
Ulta Beauty, Inc. (a)	9,047	3,157,222
Urban Outfitters, Inc. (a)	12,071	358,871
Williams-Sonoma, Inc.	2,909	166,308
		87,352,212
Textiles, Apparel & Luxury Goods - 1.2%
Capri Holdings Ltd. (a)	12,270	540,862
Carter's, Inc.	7,203	762,870
Columbia Sportswear Co.	371	37,089
Hanesbrands, Inc.	57,748	1,043,506
lululemon athletica, Inc. (a)	15,226	2,685,105
NIKE, Inc. Class B	196,916	17,295,132
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	9,830	311,218
Tapestry, Inc.	9,582	309,211
Under Armour, Inc.:
Class A (sub. vtg.) (a)(b)	23,991	553,952
Class C (non-vtg.) (a)	21,736	450,370
VF Corp.	39,788	3,756,385
		27,745,700

TOTAL CONSUMER DISCRETIONARY		340,723,814

CONSUMER STAPLES - 5.6%
Beverages - 2.8%
Brown-Forman Corp.:
Class A	8,326	435,450
Class B (non-vtg.)	44,904	2,392,934
Constellation Brands, Inc. Class A (sub. vtg.)	24,945	5,280,108
Keurig Dr. Pepper, Inc. (b)	29,018	843,553
Monster Beverage Corp. (a)	64,124	3,821,790
PepsiCo, Inc.	201,255	25,770,703
The Coca-Cola Co.	476,268	23,365,708
		61,910,246
Food & Staples Retailing - 1.0%
Costco Wholesale Corp.	69,932	17,170,404
Sprouts Farmers Market LLC (a)	20,387	436,690
Sysco Corp.	75,344	5,301,957
		22,909,051
Food Products - 0.2%
Campbell Soup Co.	20,119	778,404
General Mills, Inc.	5,652	290,908
Kellogg Co.	20,795	1,253,939
McCormick & Co., Inc. (non-vtg.)	1,252	192,770
Post Holdings, Inc. (a)	5,997	676,342
The Hershey Co.	20,657	2,579,026
		5,771,389
Household Products - 0.6%
Church & Dwight Co., Inc.	32,867	2,463,382
Clorox Co.	17,866	2,853,736
Colgate-Palmolive Co.	25,588	1,862,551
Energizer Holdings, Inc.	6,008	287,723
Kimberly-Clark Corp.	47,853	6,143,368
Spectrum Brands Holdings, Inc.	3,127	192,529
		13,803,289
Personal Products - 0.3%
Estee Lauder Companies, Inc. Class A	34,273	5,888,444
Herbalife Nutrition Ltd. (a)	3,194	168,803
Nu Skin Enterprises, Inc. Class A	3,136	159,528
		6,216,775
Tobacco - 0.7%
Altria Group, Inc.	292,972	15,917,169

TOTAL CONSUMER STAPLES		126,527,919

ENERGY - 0.7%
Energy Equipment & Services - 0.1%
Halliburton Co.	117,406	3,326,112
RPC, Inc.	13,402	137,907
		3,464,019
Oil, Gas & Consumable Fuels - 0.6%
Anadarko Petroleum Corp.	27,461	2,000,534
Antero Resources Corp. (a)	23,519	170,513
Apache Corp.	5,032	165,603
Cabot Oil & Gas Corp.	50,346	1,303,458
Cheniere Energy, Inc. (a)	25,844	1,663,061
Chesapeake Energy Corp. (a)(b)	25,356	73,786
Cimarex Energy Co.	2,529	173,641
Concho Resources, Inc.	4,307	496,942
Continental Resources, Inc. (a)	7,612	350,076
Diamondback Energy, Inc.	4,481	476,734
EOG Resources, Inc.	11,129	1,068,940
Kosmos Energy Ltd.	9,941	66,505
ONEOK, Inc.	27,650	1,878,265
Parsley Energy, Inc. Class A (a)	30,733	613,431
Pioneer Natural Resources Co.	15,196	2,529,526
		13,031,015

TOTAL ENERGY		16,495,034

FINANCIALS - 4.4%
Banks - 0.2%
BOK Financial Corp.	984	85,746
Comerica, Inc.	1,886	148,221
East West Bancorp, Inc.	1,894	97,503
Pinnacle Financial Partners, Inc.	5,070	294,415
Signature Bank	5,222	689,670
SVB Financial Group (a)	6,591	1,659,087
Synovus Financial Corp.	8,345	307,597
Texas Capital Bancshares, Inc. (a)	5,507	356,468
Western Alliance Bancorp. (a)	9,503	454,053
		4,092,760
Capital Markets - 2.2%
Ameriprise Financial, Inc.	3,877	569,027
Cboe Global Markets, Inc.	16,680	1,694,855
Charles Schwab Corp.	179,756	8,229,230
CME Group, Inc.	6,725	1,203,103
E*TRADE Financial Corp.	9,960	504,574
Eaton Vance Corp. (non-vtg.)	19,124	794,985
Evercore, Inc. Class A	6,551	638,264
FactSet Research Systems, Inc.	5,963	1,645,013
Interactive Brokers Group, Inc.	11,036	598,593
IntercontinentalExchange, Inc.	46,797	3,806,936
Lazard Ltd. Class A	17,565	682,927
LPL Financial	13,542	1,003,327
MarketAxess Holdings, Inc.	5,848	1,627,674
Moody's Corp.	26,793	5,268,040
Morningstar, Inc.	2,843	407,828
MSCI, Inc.	13,193	2,973,438
Northern Trust Corp.	9,579	944,010
Raymond James Financial, Inc.	6,302	577,074
S&P Global, Inc.	39,897	8,803,672
SEI Investments Co.	21,014	1,144,212
State Street Corp.	4,472	302,576
T. Rowe Price Group, Inc.	35,024	3,765,080
TD Ameritrade Holding Corp.	45,174	2,375,249
Virtu Financial, Inc. Class A (b)	6,586	161,884
		49,721,571
Consumer Finance - 0.6%
American Express Co.	76,019	8,911,707
Capital One Financial Corp.	5,822	540,456
Credit Acceptance Corp. (a)(b)	1,567	777,577
Discover Financial Services	24,196	1,971,732
OneMain Holdings, Inc.	893	30,335
Santander Consumer U.S.A. Holdings, Inc.	1,527	32,601
Synchrony Financial	39,963	1,385,517
		13,649,925
Diversified Financial Services - 0.4%
Berkshire Hathaway, Inc. Class B (a)	39,332	8,523,638
Voya Financial, Inc.	1,962	107,694
		8,631,332
Insurance - 1.0%
Alleghany Corp. (a)	255	167,504
American International Group, Inc.	21,326	1,014,478
Aon PLC	38,451	6,926,563
Arch Capital Group Ltd. (a)	9,117	307,972
Axis Capital Holdings Ltd.	1,447	82,262
Brown & Brown, Inc.	1,567	49,752
Erie Indemnity Co. Class A	2,804	530,853
Everest Re Group Ltd.	2,599	612,065
Markel Corp. (a)	191	204,658
Marsh & McLennan Companies, Inc.	37,920	3,575,477
Progressive Corp.	92,769	7,249,897
RenaissanceRe Holdings Ltd.	488	75,816
The Travelers Companies, Inc.	8,233	1,183,494
		21,980,791

TOTAL FINANCIALS		98,076,379

HEALTH CARE - 12.1%
Biotechnology - 4.3%
AbbVie, Inc.	243,041	19,295,025
Agios Pharmaceuticals, Inc. (a)(b)	8,166	456,643
Alexion Pharmaceuticals, Inc. (a)	28,784	3,918,366
Alkermes PLC (a)	25,400	770,128
Alnylam Pharmaceuticals, Inc. (a)	13,631	1,217,794
Amgen, Inc.	95,407	17,108,383
Biogen, Inc. (a)	27,895	6,394,650
BioMarin Pharmaceutical, Inc. (a)	28,739	2,458,047
bluebird bio, Inc. (a)(b)	6,124	868,567
Celgene Corp. (a)	112,704	10,668,561
Exact Sciences Corp. (a)	19,235	1,898,302
Exelixis, Inc. (a)	47,545	934,735
Gilead Sciences, Inc.	153,230	9,966,079
Incyte Corp. (a)	28,441	2,184,269
Ionis Pharmaceuticals, Inc. (a)	19,983	1,485,336
Moderna, Inc. (b)	4,338	112,918
Neurocrine Biosciences, Inc. (a)	14,692	1,061,350
Regeneron Pharmaceuticals, Inc. (a)	12,065	4,139,984
Sage Therapeutics, Inc. (a)	7,915	1,331,540
Sarepta Therapeutics, Inc. (a)(b)	10,738	1,255,702
Seattle Genetics, Inc. (a)	17,580	1,191,572
Vertex Pharmaceuticals, Inc. (a)	41,085	6,942,543
		95,660,494
Health Care Equipment & Supplies - 2.4%
Abiomed, Inc. (a)	5,955	1,651,977
Align Technology, Inc. (a)	12,718	4,129,280
Baxter International, Inc.	9,223	703,715
Becton, Dickinson & Co.	3,957	952,608
Boston Scientific Corp. (a)	169,861	6,305,240
Cantel Medical Corp.	6,158	424,533
DexCom, Inc. (a)	13,996	1,694,496
Edwards Lifesciences Corp. (a)	33,601	5,916,128
Hill-Rom Holdings, Inc.	6,847	694,423
ICU Medical, Inc. (a)	2,517	572,618
IDEXX Laboratories, Inc. (a)	13,819	3,206,008
Insulet Corp. (a)	9,416	812,130
Integra LifeSciences Holdings Corp. (a)	8,813	459,950
Intuitive Surgical, Inc. (a)	18,199	9,292,955
Masimo Corp. (a)	7,349	956,472
Penumbra, Inc. (a)(b)	4,940	664,430
ResMed, Inc.	22,676	2,369,869
Stryker Corp.	54,734	10,339,800
Teleflex, Inc.	1,404	401,797
The Cooper Companies, Inc.	1,243	360,371
Varian Medical Systems, Inc. (a)	14,693	2,000,746
West Pharmaceutical Services, Inc.	2,652	328,291
		54,237,837
Health Care Providers & Services - 2.7%
AmerisourceBergen Corp.	24,623	1,840,815
Centene Corp. (a)	57,568	2,968,206
Chemed Corp.	2,453	801,591
Cigna Corp.	16,896	2,683,761
Covetrus, Inc. (a)	1,536	50,488
CVS Health Corp.	16,040	872,255
DaVita HealthCare Partners, Inc. (a)	10,952	604,988
Elanco Animal Health, Inc.	26,094	821,961
Encompass Health Corp.	15,630	1,007,354
HCA Holdings, Inc.	31,079	3,954,181
Henry Schein, Inc. (a)	3,603	230,808
Humana, Inc.	20,630	5,269,108
Laboratory Corp. of America Holdings (a)	974	155,762
McKesson Corp.	3,920	467,460
Molina Healthcare, Inc. (a)	8,373	1,085,392
Premier, Inc. (a)	2,414	80,217
UnitedHealth Group, Inc.	153,012	35,662,507
Wellcare Health Plans, Inc. (a)	7,419	1,916,699
		60,473,553
Health Care Technology - 0.2%
Cerner Corp. (a)	22,348	1,485,025
Veeva Systems, Inc. Class A (a)	19,945	2,789,707
		4,274,732
Life Sciences Tools & Services - 0.7%
Bio-Techne Corp.	5,922	1,211,582
Bruker Corp.	6,375	246,075
Charles River Laboratories International, Inc. (a)	5,398	758,257
Illumina, Inc. (a)	23,522	7,338,864
Mettler-Toledo International, Inc. (a)	3,941	2,937,070
PRA Health Sciences, Inc. (a)	9,207	891,422
Thermo Fisher Scientific, Inc.	3,896	1,080,945
Waters Corp. (a)	11,206	2,392,929
		16,857,144
Pharmaceuticals - 1.8%
Bristol-Myers Squibb Co.	128,015	5,943,736
Catalent, Inc. (a)	5,937	266,096
Eli Lilly & Co.	87,387	10,227,774
Jazz Pharmaceuticals PLC (a)	8,864	1,150,281
Johnson & Johnson	77,778	10,982,254
Merck & Co., Inc.	28,871	2,272,436
Nektar Therapeutics (a)	25,587	819,296
Zoetis, Inc. Class A	78,035	7,947,084
		39,608,957

TOTAL HEALTH CARE		271,112,717

INDUSTRIALS - 11.6%
Aerospace & Defense - 3.4%
BWX Technologies, Inc.	15,880	811,468
Curtiss-Wright Corp.	561	63,920
General Dynamics Corp.	18,125	3,239,300
Harris Corp.	18,879	3,181,112
HEICO Corp.	6,276	662,306
HEICO Corp. Class A	11,524	1,030,591
Hexcel Corp.	2,574	182,008
Huntington Ingalls Industries, Inc.	5,799	1,290,741
Lockheed Martin Corp.	35,855	11,951,547
Northrop Grumman Corp.	25,210	7,308,631
Raytheon Co.	46,052	8,178,375
Spirit AeroSystems Holdings, Inc. Class A	16,901	1,468,697
Textron, Inc.	6,381	338,193
The Boeing Co.	85,700	32,368,033
TransDigm Group, Inc. (a)	7,688	3,709,614
		75,784,536
Air Freight & Logistics - 1.1%
C.H. Robinson Worldwide, Inc.	22,675	1,836,675
Expeditors International of Washington, Inc.	28,533	2,266,091
FedEx Corp.	35,277	6,683,580
United Parcel Service, Inc. Class B	111,480	11,841,406
XPO Logistics, Inc. (a)(b)	20,465	1,393,257
		24,021,009
Airlines - 0.2%
Delta Air Lines, Inc.	26,187	1,526,440
Southwest Airlines Co.	58,311	3,162,206
		4,688,646
Building Products - 0.3%
A.O. Smith Corp.	22,961	1,207,060
Allegion PLC	12,442	1,234,620
Armstrong World Industries, Inc.	6,745	584,589
Fortune Brands Home & Security, Inc.	9,677	510,752
Lennox International, Inc.	5,312	1,441,942
Masco Corp.	32,394	1,265,310
Resideo Technologies, Inc. (a)	12,476	283,205
		6,527,478
Commercial Services & Supplies - 0.6%
Cintas Corp.	13,686	2,971,778
Copart, Inc. (a)	32,340	2,177,129
KAR Auction Services, Inc.	20,088	1,134,570
Republic Services, Inc.	2,019	167,214
Rollins, Inc.	22,862	884,074
Waste Management, Inc.	57,596	6,182,355
		13,517,120
Construction & Engineering - 0.0%
Quanta Services, Inc.	7,155	290,493
Electrical Equipment - 0.6%
AMETEK, Inc.	7,042	620,893
Emerson Electric Co.	70,280	4,989,177
Fortive Corp.	43,131	3,723,931
Hubbell, Inc. Class B	5,901	752,968
Rockwell Automation, Inc.	19,353	3,497,281
Sensata Technologies, Inc. PLC (a)	14,160	707,150
		14,291,400
Industrial Conglomerates - 1.3%
3M Co.	74,983	14,210,028
Honeywell International, Inc.	72,612	12,607,622
Roper Technologies, Inc.	2,999	1,078,740
		27,896,390
Machinery - 2.0%
Allison Transmission Holdings, Inc.	18,249	855,148
Caterpillar, Inc.	84,490	11,779,596
Cummins, Inc.	8,654	1,439,074
Deere & Co.	51,218	8,483,237
Donaldson Co., Inc.	18,887	1,011,210
Gardner Denver Holdings, Inc. (a)	6,719	226,766
Graco, Inc.	25,968	1,330,860
IDEX Corp.	11,419	1,788,901
Illinois Tool Works, Inc.	52,997	8,247,923
Ingersoll-Rand PLC	21,117	2,589,155
Lincoln Electric Holdings, Inc.	9,861	860,569
Middleby Corp. (a)(b)	5,124	677,034
Nordson Corp.	8,621	1,258,235
Parker Hannifin Corp.	3,866	700,055
Toro Co.	16,142	1,180,787
WABCO Holdings, Inc. (a)	8,375	1,109,185
Wabtec Corp.	5,125	379,609
Welbilt, Inc. (a)	21,051	354,288
Xylem, Inc.	15,979	1,332,649
		45,604,281
Professional Services - 0.5%
CoStar Group, Inc. (a)	5,711	2,834,084
Equifax, Inc.	5,170	651,162
Robert Half International, Inc.	18,823	1,168,720
TransUnion Holding Co., Inc.	29,603	2,061,849
Verisk Analytics, Inc.	25,503	3,599,493
		10,315,308
Road & Rail - 1.2%
CSX Corp.	58,742	4,677,625
Genesee & Wyoming, Inc. Class A (a)	1,957	173,488
J.B. Hunt Transport Services, Inc.	14,239	1,345,301
Landstar System, Inc.	6,386	695,819
Old Dominion Freight Lines, Inc.	10,662	1,591,623
Schneider National, Inc. Class B	2,809	58,708
Union Pacific Corp.	106,565	18,866,268
		27,408,832
Trading Companies & Distributors - 0.4%
Air Lease Corp. Class A	1,568	60,462
Fastenal Co.	45,839	3,233,941
HD Supply Holdings, Inc. (a)	8,349	381,466
MSC Industrial Direct Co., Inc. Class A	3,109	260,068
United Rentals, Inc. (a)	12,857	1,811,808
Univar, Inc. (a)	3,170	70,786
W.W. Grainger, Inc.	7,290	2,055,780
Watsco, Inc.	4,080	646,558
		8,520,869

TOTAL INDUSTRIALS		258,866,362

INFORMATION TECHNOLOGY - 33.5%
Communications Equipment - 0.2%
Arista Networks, Inc. (a)	9,258	2,891,181
F5 Networks, Inc. (a)	9,564	1,500,592
Motorola Solutions, Inc.	2,882	417,631
Ubiquiti Networks, Inc. (b)	2,262	385,558
		5,194,962
Electronic Equipment & Components - 0.6%
Amphenol Corp. Class A	47,091	4,688,380
CDW Corp.	23,305	2,461,008
Cognex Corp.	26,553	1,339,068
Coherent, Inc. (a)	2,812	416,204
Dell Technologies, Inc. (a)	1,673	112,777
FLIR Systems, Inc.	1,892	100,162
IPG Photonics Corp. (a)	5,820	1,016,929
Littelfuse, Inc.	3,162	635,720
National Instruments Corp.	14,066	662,509
Zebra Technologies Corp. Class A (a)	8,388	1,771,042
		13,203,799
IT Services - 9.3%
Accenture PLC Class A	102,914	18,799,300
Akamai Technologies, Inc. (a)	23,811	1,906,309
Alliance Data Systems Corp.	7,689	1,231,009
Automatic Data Processing, Inc.	69,690	11,456,339
Booz Allen Hamilton Holding Corp. Class A	20,463	1,213,251
Broadridge Financial Solutions, Inc.	18,566	2,193,202
Cognizant Technology Solutions Corp. Class A	83,223	6,071,950
CoreLogic, Inc. (a)	8,412	341,611
Elastic NV	1,016	86,919
EPAM Systems, Inc. (a)	8,136	1,459,273
Euronet Worldwide, Inc. (a)	3,804	570,182
Fidelity National Information Services, Inc.	4,594	532,582
First Data Corp. Class A (a)	87,020	2,250,337
Fiserv, Inc. (a)	63,932	5,577,428
FleetCor Technologies, Inc. (a)	13,639	3,559,097
Gartner, Inc. (a)	14,114	2,243,703
Genpact Ltd.	8,332	302,452
Global Payments, Inc.	25,438	3,715,729
GoDaddy, Inc. (a)	27,084	2,207,346
IBM Corp.	105,886	14,852,629
Jack Henry & Associates, Inc.	12,213	1,820,470
MasterCard, Inc. Class A	145,444	36,977,683
Okta, Inc. (a)	13,861	1,441,960
Paychex, Inc.	51,126	4,310,433
PayPal Holdings, Inc. (a)	187,835	21,182,153
Sabre Corp.	35,508	737,146
Square, Inc. (a)	46,877	3,413,583
Switch, Inc. Class A	6,360	69,133
The Western Union Co.	19,780	384,523
Total System Services, Inc.	28,803	2,944,819
Twilio, Inc. Class A (a)	14,011	1,921,469
VeriSign, Inc. (a)	16,291	3,216,658
Visa, Inc. Class A	281,994	46,368,273
WEX, Inc. (a)	6,577	1,383,143
Worldpay, Inc. (a)	4,277	501,307
		207,243,401
Semiconductors & Semiconductor Equipment - 4.2%
Advanced Micro Devices, Inc. (a)	149,581	4,132,923
Analog Devices, Inc.	9,222	1,071,965
Applied Materials, Inc.	152,907	6,738,611
Broadcom, Inc.	38,862	12,373,661
Cypress Semiconductor Corp.	39,434	677,476
KLA-Tencor Corp.	25,952	3,308,361
Lam Research Corp.	24,424	5,066,270
Marvell Technology Group Ltd.	24,381	610,013
Maxim Integrated Products, Inc.	43,491	2,609,460
Microchip Technology, Inc. (b)	37,231	3,719,005
Micron Technology, Inc. (a)	140,542	5,911,197
MKS Instruments, Inc.	8,518	775,223
Monolithic Power Systems, Inc.	6,394	995,610
NVIDIA Corp.	93,203	16,869,743
NXP Semiconductors NV	3,006	317,494
ON Semiconductor Corp. (a)	66,963	1,544,167
Skyworks Solutions, Inc.	19,736	1,740,320
Teradyne, Inc.	4,506	220,794
Texas Instruments, Inc.	153,849	18,128,028
Universal Display Corp. (b)	6,776	1,081,450
Versum Materials, Inc.	17,318	903,653
Xilinx, Inc.	40,519	4,867,953
		93,663,377
Software - 12.2%
2U, Inc. (a)(b)	8,855	535,728
Adobe, Inc. (a)	78,734	22,773,810
ANSYS, Inc. (a)	13,306	2,605,315
Aspen Technology, Inc. (a)	10,517	1,282,127
Atlassian Corp. PLC (a)	15,993	1,761,629
Autodesk, Inc. (a)	29,544	5,265,036
Black Knight, Inc. (a)	22,467	1,267,588
Cadence Design Systems, Inc. (a)	44,384	3,079,362
CDK Global, Inc.	19,917	1,201,393
Ceridian HCM Holding, Inc.	7,648	406,491
Citrix Systems, Inc.	21,836	2,204,563
DocuSign, Inc.	12,472	706,788
Fair Isaac Corp. (a)	4,516	1,263,351
FireEye, Inc. (a)	20,859	334,161
Fortinet, Inc. (a)	22,554	2,106,995
Guidewire Software, Inc. (a)	12,927	1,376,726
Intuit, Inc.	39,539	9,926,661
LogMeIn, Inc.	5,411	445,866
Manhattan Associates, Inc. (a)	10,338	697,298
Microsoft Corp.	1,148,597	150,006,768
Nutanix, Inc. Class A (a)	22,698	980,327
Oracle Corp.	37,661	2,083,783
Palo Alto Networks, Inc. (a)	14,600	3,632,918
Parametric Technology Corp. (a)	18,704	1,692,151
Paycom Software, Inc. (a)	7,624	1,544,089
Pegasystems, Inc.	6,050	453,811
Pluralsight, Inc.	6,893	244,633
Proofpoint, Inc. (a)	8,100	1,015,902
RealPage, Inc. (a)	11,464	747,567
Red Hat, Inc. (a)	28,266	5,159,393
RingCentral, Inc. (a)	10,872	1,265,175
Salesforce.com, Inc. (a)	116,442	19,253,685
ServiceNow, Inc. (a)	28,447	7,723,645
SolarWinds, Inc. (a)	2,928	57,242
Splunk, Inc. (a)	23,501	3,244,078
SS&C Technologies Holdings, Inc.	31,953	2,161,940
Synopsys, Inc. (a)	2,167	262,380
Tableau Software, Inc. (a)	11,436	1,393,019
Teradata Corp. (a)	13,483	613,072
Tyler Technologies, Inc. (a)	6,093	1,413,028
Ultimate Software Group, Inc. (a)	4,856	1,605,636
VMware, Inc. Class A	11,414	2,329,940
Workday, Inc. Class A (a)	23,223	4,775,345
Zendesk, Inc. (a)	16,803	1,474,967
		274,375,382
Technology Hardware, Storage & Peripherals - 7.0%
Apple, Inc.	760,110	152,531,263
NCR Corp. (a)	15,982	462,679
NetApp, Inc.	40,811	2,973,081
Pure Storage, Inc. Class A (a)	26,870	614,248
		156,581,271

TOTAL INFORMATION TECHNOLOGY		750,262,192

MATERIALS - 1.8%
Chemicals - 1.2%
Axalta Coating Systems Ltd. (a)	13,371	360,750
Celanese Corp. Class A	13,169	1,420,803
Ecolab, Inc.	18,308	3,370,137
Element Solutions, Inc. (a)	18,182	197,457
FMC Corp.	8,770	693,356
International Flavors & Fragrances, Inc. (b)	7,672	1,057,125
Linde PLC	52,102	9,391,907
LyondellBasell Industries NV Class A	23,869	2,105,962
NewMarket Corp.	1,096	459,860
PPG Industries, Inc.	2,474	290,695
RPM International, Inc.	3,979	241,326
Sherwin-Williams Co.	13,332	6,063,794
The Chemours Co. LLC	27,674	996,541
The Scotts Miracle-Gro Co. Class A	3,113	264,667
W.R. Grace & Co.	7,768	587,105
Westlake Chemical Corp.	5,662	394,925
		27,896,410
Construction Materials - 0.2%
Eagle Materials, Inc.	6,304	573,097
Martin Marietta Materials, Inc.	9,232	2,048,581
Vulcan Materials Co.	19,733	2,488,529
		5,110,207
Containers & Packaging - 0.3%
Avery Dennison Corp.	13,789	1,525,753
Berry Global Group, Inc. (a)	10,450	614,460
Crown Holdings, Inc. (a)	20,582	1,196,432
Graphic Packaging Holding Co.	8,348	115,870
International Paper Co.	7,869	368,348
Packaging Corp. of America	15,075	1,494,837
Sealed Air Corp.	13,770	641,957
Silgan Holdings, Inc.	3,582	107,245
		6,064,902
Metals & Mining - 0.1%
Royal Gold, Inc.	4,341	377,927
Southern Copper Corp.	13,614	523,050
Steel Dynamics, Inc.	6,479	205,255
		1,106,232

TOTAL MATERIALS		40,177,751

REAL ESTATE - 2.3%
Equity Real Estate Investment Trusts (REITs) - 2.2%
Alexandria Real Estate Equities, Inc.	1,374	195,644
American Tower Corp.	70,048	13,680,374
Colony Capital, Inc.	5,165	26,548
CoreSite Realty Corp.	5,841	639,064
Crown Castle International Corp.	49,922	6,279,189
Equinix, Inc.	13,247	6,023,411
Equity Lifestyle Properties, Inc.	13,247	1,545,925
Extra Space Storage, Inc.	17,039	1,766,774
Gaming & Leisure Properties	11,369	459,080
Hudson Pacific Properties, Inc.	2,945	102,663
Lamar Advertising Co. Class A	12,189	1,007,665
Life Storage, Inc.	354	33,733
Omega Healthcare Investors, Inc.	2,573	91,058
Public Storage	23,790	5,261,872
SBA Communications Corp. Class A (a)	17,847	3,635,969
Simon Property Group, Inc.	45,367	7,880,248
Taubman Centers, Inc.	9,483	467,512
		49,096,729
Real Estate Management & Development - 0.1%
CBRE Group, Inc. (a)	24,103	1,255,043
Howard Hughes Corp. (a)	2,460	273,060
		1,528,103

TOTAL REAL ESTATE		50,624,832

TOTAL COMMON STOCKS
(Cost $1,846,493,036)		2,229,580,440
	Principal Amount	Value

U.S. Treasury Obligations - 0.0%
U.S. Treasury Bills, yield at date of purchase 2.48% 9/12/19 (c)
(Cost $495,469)	500,000	495,575
	Shares	Value

Money Market Funds - 1.6%
Fidelity Cash Central Fund, 2.49% (d)	12,471,697	$12,474,192
Fidelity Securities Lending Cash Central Fund 2.49% (d)(e)	22,588,291	22,590,550
TOTAL MONEY MARKET FUNDS
(Cost $35,064,742)		35,064,742
TOTAL INVESTMENT IN SECURITIES - 101.1%
(Cost $1,882,053,247)		2,265,140,757
NET OTHER ASSETS (LIABILITIES) - (1.1)%		(24,381,980)
NET ASSETS - 100%		$2,240,758,777

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini NASDAQ 100 Index Contracts (United States)	68	June 2019	$10,608,000	$345,545	$345,545

The notional amount of futures purchased as a percentage of Net Assets is 0.5%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $495,575.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$205,791
Fidelity Securities Lending Cash Central Fund	125,724
Total	$331,515

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$276,713,440	$276,713,440	$--	$--
Consumer Discretionary	340,723,814	340,723,814	--	--
Consumer Staples	126,527,919	126,527,919	--	--
Energy	16,495,034	16,495,034	--	--
Financials	98,076,379	98,076,379	--	--
Health Care	271,112,717	271,112,717	--	--
Industrials	258,866,362	258,866,362	--	--
Information Technology	750,262,192	750,262,192	--	--
Materials	40,177,751	40,177,751	--	--
Real Estate	50,624,832	50,624,832	--	--
U.S. Government and Government Agency Obligations	495,575	--	495,575	--
Money Market Funds	35,064,742	35,064,742	--	--
Total Investments in Securities:	$2,265,140,757	$2,264,645,182	$495,575	$--
Derivative Instruments:
Assets
Futures Contracts	$345,545	$345,545	$--	$--
Total Assets	$345,545	$345,545	$--	$--
Total Derivative Instruments:	$345,545	$345,545	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of April 30, 2019. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$345,545	$0
Total Equity Risk	345,545	0
Total Value of Derivatives	$345,545	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in distributable earnings.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		April 30, 2019
Assets
Investment in securities, at value (including securities loaned of $22,110,851) — See accompanying schedule: Unaffiliated issuers (cost $1,846,988,505)	$2,230,076,015
Fidelity Central Funds (cost $35,064,742)	35,064,742
Total Investment in Securities (cost $1,882,053,247)		$2,265,140,757
Segregated cash with brokers for derivative instruments		152,855
Cash		19,020
Receivable for investments sold		5,976,423
Receivable for fund shares sold		6,894,841
Dividends receivable		964,747
Distributions receivable from Fidelity Central Funds		27,302
Total assets		2,279,175,945
Liabilities
Payable for investments purchased	$19,020
Payable for fund shares redeemed	15,720,444
Accrued management fee	62,290
Payable for daily variation margin on futures contracts	24,144
Collateral on securities loaned	22,591,270
Total liabilities		38,417,168
Net Assets		$2,240,758,777
Net Assets consist of:
Paid in capital		$1,858,119,396
Total distributable earnings (loss)		382,639,381
Net Assets, for 142,229,095 shares outstanding		$2,240,758,777
Net Asset Value, offering price and redemption price per share ($2,240,758,777 ÷ 142,229,095 shares)		$15.75

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended April 30, 2019
Investment Income
Dividends		$19,116,946
Interest		18,951
Income from Fidelity Central Funds		331,515
Total income		19,467,412
Expenses
Management fee	$511,152
Transfer agent fees	33,331
Independent trustees' fees and expenses	6,011
Commitment fees	3,677
Total expenses before reductions	554,171
Expense reductions	(710)
Total expenses after reductions		553,461
Net investment income (loss)		18,913,951
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(1,924,499)
Fidelity Central Funds	(4,324)
Futures contracts	338,735
Total net realized gain (loss)		(1,590,088)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	249,160,518
Fidelity Central Funds	93
Futures contracts	297,315
Total change in net unrealized appreciation (depreciation)		249,457,926
Net gain (loss)		247,867,838
Net increase (decrease) in net assets resulting from operations		$266,781,789

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended April 30, 2019	Year ended April 30, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$18,913,951	$9,243,406
Net realized gain (loss)	(1,590,088)	454,429
Change in net unrealized appreciation (depreciation)	249,457,926	101,122,864
Net increase (decrease) in net assets resulting from operations	266,781,789	110,820,699
Distributions to shareholders	(18,453,303)	–
Distributions to shareholders from net investment income	–	(7,295,509)
Distributions to shareholders from net realized gain	–	(1,614,014)
Total distributions	(18,453,303)	(8,909,523)
Share transactions - net increase (decrease)	1,035,948,778	425,231,434
Total increase (decrease) in net assets	1,284,277,264	527,142,610
Net Assets
Beginning of period	956,481,513	429,338,903
End of period	$2,240,758,777	$956,481,513
Other Information
Undistributed net investment income end of period		$3,057,101

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Large Cap Growth Index Fund

Years ended April 30,	2019	2018	2017 A
Selected Per–Share Data
Net asset value, beginning of period	$13.62	$11.60	$10.00
Income from Investment Operations
Net investment income (loss)B	.19	.18	.13
Net realized and unrealized gain (loss)	2.13	2.00	1.50
Total from investment operations	2.32	2.18	1.63
Distributions from net investment income	(.15)	(.13)	(.03)
Distributions from net realized gain	(.04)	(.03)	–
Total distributions	(.19)	(.16)	(.03)
Net asset value, end of period	$15.75	$13.62	$11.60
Total ReturnC,D	17.34%	18.89%	16.34%
Ratios to Average Net AssetsE,F
Expenses before reductions	.04%	.04%	.05%G
Expenses net of fee waivers, if any	.04%	.04%	.05%G
Expenses net of all reductions	.04%	.04%	.05%G
Net investment income (loss)	1.30%	1.33%	1.40%G
Supplemental Data
Net assets, end of period (000 omitted)	$2,240,759	$141,224	$758
Portfolio turnover rateH	14%	24%	17%G

 A For the period June 7, 2016 (commencement of operations) to April 30, 2017.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended April 30, 2019

1. Organization.

Fidelity Large Cap Growth Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Effective after the close of business November 9, 2018, the Fund's publicly offered shares classes were consolidated into a single share class. The surviving class is Fidelity Large Cap Growth Index Fund (formerly Institutional Premium Class). All current fiscal period dollar and share amounts for the classes that closed, which are presented in the Notes to Financial Statements, are for the period May 1, 2018 through November 9, 2018.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2019 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of April 30, 2019, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, market discount, partnerships and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$420,603,776
Gross unrealized depreciation	(45,594,821)
Net unrealized appreciation (depreciation)	$375,008,955
Tax Cost	$1,890,131,802

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$7,630,424
Net unrealized appreciation (depreciation) on securities and other investments	$375,008,955

The tax character of distributions paid was as follows:

	April 30, 2019	April 30, 2018
Ordinary Income	$16,665,057	$ 8,601,052
Long-term Capital Gains	1,788,246	308,471
Total	$18,453,303	$ 8,909,523

New Rule Issuance. During August 2018, the U.S. Securities and Exchange Commission issued Final Rule Release No. 33-10532, Disclosure Update and Simplification. This Final Rule includes amendments specific to registered investment companies that are intended to eliminate overlap in disclosure requirements between Regulation S-X and GAAP. In accordance with these amendments, certain line-items in the Fund's financial statements have been combined or removed for the current period as outlined in the table below.

Financial Statement	Current Line-Item Presentation (As Applicable)	Prior Line-Item Presentation (As Applicable)
Statement of Assets and Liabilities	Total distributable earnings (loss)	Undistributed/Distributions in excess of/Accumulated net investment income (loss) Accumulated/Undistributed net realized gain (loss) Net unrealized appreciation (depreciation)
Statement of Changes in Net Assets	N/A - removed	Undistributed/Distributions in excess of/Accumulated net investment income (loss) end of period
Statement of Changes in Net Assets	Distributions to shareholders	Distributions to shareholders from net investment income Distributions to shareholders from net realized gain
Distributions to Shareholders Note to Financial Statements	Distributions to shareholders	Distributions to shareholders from net investment income Distributions to shareholders from net realized gain

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,236,275,713 and $198,119,071, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is based on an annual rate of .035% of the Fund's average net assets. Under the management contract, the investment adviser pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense, including commitment fees.

Effective August 1, 2018, the Board approved an amendment to the expense contract. Under the expense contract, the investment adviser pays class-level expenses as necessary so that the total expenses do not exceed .035% of each class' average net assets on an annual basis with certain exceptions. Prior to August 1, 2018 the investment adviser paid class-level expenses as necessary so that the total expenses do not exceed certain amounts of each class' average net assets on an annual basis with certain exceptions, as noted in the following table:

Investor Class	.17%
Premium Class	.05%
Institutional Class	.04%
Fidelity Large Cap Growth Index Fund	.035%

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class. FIIOC receives transfer agent fees at an annual rate of .21%, .11%, .035% and .015% of class-level average net assets for Investor Class, Premium Class, Institutional Class and Fidelity Large Cap Growth Index Fund, respectively. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Effective August 1, 2018, under the amended expense contract, Investor Class, Premium Class, Institutional Class and Fidelity Large Cap Growth Index Fund do not pay transfer agent fees. Prior to August 1, 2018, under the expense contract, Investor Class, Premium Class and Institutional Class paid a portion of the transfer agent fees at an annual rate of .135%, .015% and .005% of class-level average net assets, respectively, and Fidelity Large Cap Growth Index Fund did not pay transfer agent fees.

For the period, the total transfer agent fees paid by each applicable class were as follows:

	Amount	% of Class-Level Average Net Assets
Investor Class	$6,068.03
Premium Class	24,561	–(a)
Institutional Class	2,702	–(a)
	$33,331

 (a) Less than .005%

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $3,677 and is reflected in Commitment fees on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $125,724. During the period, there were no securities loaned to FCM.

9. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $710.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Year ended April 30, 2019	Year ended April 30, 2018
Distributions to shareholders
Investor Class	$61,037	$-
Premium Class	2,682,926	-
Institutional Class	831,828	-
Fidelity Large Cap Growth Index Fund	14,877,512	-
Total	$18,453,303	$-
From net investment income
Investor Class	$-	$98,074
Premium Class	-	4,262,193
Institutional Class	-	2,792,760
Fidelity Large Cap Growth Index Fund	-	142,482
Total	$-	$7,295,509
From net realized gain
Investor Class	$-	$25,124
Premium Class	-	952,216
Institutional Class	-	608,838
Fidelity Large Cap Growth Index Fund	-	27,836
Total	$-	$1,614,014

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Year ended April 30, 2019	Year ended April 30, 2018	Year ended April 30, 2019	Year ended April 30, 2018
Investor Class
Shares sold	956,645	2,296,238	$14,205,933	$30,542,088
Reinvestment of distributions	3,859	9,232	56,343	120,429
Shares redeemed	(2,380,735)	(1,543,744)	(34,606,130)	(20,381,301)
Net increase (decrease)	(1,420,231)	761,726	$(20,343,854)	$10,281,216
Premium Class
Shares sold	11,355,225	29,946,247	$167,740,807	$392,194,600
Reinvestment of distributions	167,590	377,217	2,446,815	4,917,551
Shares redeemed	(56,084,913)	(10,073,915)	(817,705,407)	(131,749,910)
Net increase (decrease)	(44,562,098)	20,249,549	$(647,517,785)	$265,362,241
Institutional Class
Shares sold	8,415,932	17,311,551	$123,853,329	$217,992,451
Reinvestment of distributions	37,653	166,359	549,727	2,176,037
Shares redeemed	(22,320,265)	(15,580,029)	(325,793,352)	(212,087,640)
Net increase (decrease)	(13,866,680)	1,897,881	$(201,390,296)	$8,080,848
Fidelity Large Cap Growth Index Fund
Shares sold	149,051,711	12,640,802	$2,153,168,687	$174,752,948
Reinvestment of distributions	1,059,885	11,524	13,275,800	154,269
Shares redeemed	(18,249,341)	(2,350,788)	(261,243,774)	(33,400,088)
Net increase (decrease)	131,862,255	10,301,538	$1,905,200,713	$141,507,129

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Salem Street Trust and Shareholders of Fidelity Large Cap Growth Index Fund:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of assets and liabilities of Fidelity Large Cap Growth Index Fund (the "Fund"), a fund of Fidelity Salem Street Trust, including the schedule of investments, as of April 30, 2019, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the two years in the period then ended and for the period from June 7, 2016 (commencement of operations) to April 30, 2017, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of April 30, 2019, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the two years in the period then ended and for the period from June 7, 2016 (commencement of operations) to April 30, 2017 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of April 30, 2019, by correspondence with the custodians and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Boston, Massachusetts

June 12, 2019

We have served as the auditor of one or more of the Fidelity investment companies since 1999.

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance.  Except for Jonathan Chiel each of the Trustees oversees 264 funds. Mr. Chiel oversees 158 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Arthur E. Johnson serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's high income and other equity funds. The asset allocation funds may invest in Fidelity® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees.  In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Jonathan Chiel (1957)

Year of Election or Appointment: 2016

Trustee

Mr. Chiel also serves as Trustee of other Fidelity® funds. Mr. Chiel is Executive Vice President and General Counsel for FMR LLC (diversified financial services company, 2012-present). Previously, Mr. Chiel served as general counsel (2004-2012) and senior vice president and deputy general counsel (2000-2004) for John Hancock Financial Services; a partner with Choate, Hall & Stewart (1996-2000) (law firm); and an Assistant United States Attorney for the United States Attorney’s Office of the District of Massachusetts (1986-95), including Chief of the Criminal Division (1993-1995). Mr. Chiel is a director on the boards of the Boston Bar Foundation and the Maimonides School.

Abigail P. Johnson (1961)

Year of Election or Appointment: 2009

Trustee

Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity® funds. Ms. Johnson serves as Chairman (2016-present), Chief Executive Officer (2014-present), and Director (2007-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-present) and Chairman and Director of FMR (investment adviser firm, 2011-present). Previously, Ms. Johnson served as Vice Chairman (2007-2016) and President (2013-2016) of FMR LLC, President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity® funds (2001-2005), and managed a number of Fidelity® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

Jennifer Toolin McAuliffe (1959)

Year of Election or Appointment: 2016

Trustee

Ms. McAuliffe also serves as Trustee of other Fidelity® funds. Ms. McAuliffe previously served as a Member of the Advisory Board of certain Fidelity® funds (2016) and as Co-Head of Fixed Income of Fidelity Investments Limited (now known as FIL Limited (FIL)) (diversified financial services company). Earlier roles at FIL included Director of Research for FIL’s credit and quantitative teams in London, Hong Kong and Tokyo. Ms. McAuliffe also was the Director of Research for taxable and municipal bonds at Fidelity Investments Money Management, Inc. Ms. McAuliffe is also a director or trustee of several not-for-profit entities.

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Elizabeth S. Acton (1951)

Year of Election or Appointment: 2013

Trustee

Ms. Acton also serves as Trustee of other Fidelity® funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present). Previously, Ms. Acton served as a Member of the Advisory Board of certain Fidelity® funds (2013-2016).

Ann E. Dunwoody (1953)

Year of Election or Appointment: 2018

Trustee

General Dunwoody also serves as Trustee of other Fidelity® funds. General Dunwoody (United States Army, Retired) was the first woman in U.S. military history to achieve the rank of four-star general and prior to her retirement in 2012 held a variety of positions within the U.S. Army, including Commanding General, U.S. Army Material Command (2008-2012). She is the President of First to Four LLC (leadership and mentoring services, 2012-present). She also serves as a member of the Board of Directors and Nominating and Corporate Governance Committee of L3 Technologies, Inc. (communication, electronic, sensor, and aerospace systems, 2013-present), Board of Directors and Nomination and Corporate Governance Committees of Kforce Inc. (professional staffing services, 2016-present) and Board of Directors of Automattic Inc. (software engineering, 2018-present). Previously, General Dunwoody served as a Member of the Advisory Board of certain Fidelity® funds (2018), a member of the Board of Directors and Audit and Sustainability and Corporate Responsibility Committees of Republic Services, Inc. (waste collection, disposal and recycling, 2013-2016). Ms. Dunwoody also serves on several boards for non-profit organizations, including as a member of the Board of Directors, Chair of the Nomination and Governance Committee and member of the Audit Committee of Logistics Management Institute (consulting non-profit, 2012-present), a member of the Board of Directors of the Army Historical Foundation (2015-present), a member of the Council of Trustees for the Association of the United States Army (advocacy non-profit, 2013-present) and a member of the Board of Trustees of Florida Institute of Technology (2015-present) and ThanksUSA (military family education non-profit, 2014-present).

John Engler (1948)

Year of Election or Appointment: 2014

Trustee

Mr. Engler also serves as Trustee of other Fidelity® funds. He serves on the board of directors for Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-present) and K12 Inc. (technology-based education company, 2012-present). Previously, Mr. Engler served as interim president of Michigan State University (2018-2019), a Member of the Advisory Board of certain Fidelity® funds (2014-2016), president of the Business Roundtable (2011-2017), a trustee of The Munder Funds (2003-2014), president and CEO of the National Association of Manufacturers (2004-2011), member of the Board of Trustees of the Annie E. Casey Foundation (2004-2015), and as governor of Michigan (1991-2003). He is a past chairman of the National Governors Association.

Robert F. Gartland (1951)

Year of Election or Appointment: 2010

Trustee

Mr. Gartland also serves as Trustee of other Fidelity® funds. Mr. Gartland is Chairman and an investor in Gartland & Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007), including Managing Director (1987-2007), and Chase Manhattan Bank (1975-1978).

Arthur E. Johnson (1947)

Year of Election or Appointment: 2008

Trustee

Chairman of the Independent Trustees

Mr. Johnson also serves as Trustee of other Fidelity® funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation plc (diversified power management, 2009-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). Mr. Johnson previously served as Vice Chairman (2015-2018) of the Independent Trustees of certain Fidelity® funds and on the Board of Directors of IKON Office Solutions, Inc. (1999-2008), AGL Resources, Inc. (holding company, 2002-2016), and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)

Year of Election or Appointment: 2009

Trustee

Vice Chairman of the Independent Trustees

Mr. Kenneally also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

Marie L. Knowles (1946)

Year of Election or Appointment: 2001

Trustee

Ms. Knowles also serves as Trustee of other Fidelity® funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company (pipeline and tanker operations). Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Santa Catalina Island Company (real estate, 2009-present). Ms. Knowles is a Member of the Investment Company Institute Board of Governors and a Member of the Governing Council of the Independent Directors Council (2014-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002). Ms. Knowles previously served as Chairman (2015-2018) and Vice Chairman (2012-2015) of the Independent Trustees of certain Fidelity® funds.

Mark A. Murray (1954)

Year of Election or Appointment: 2016

Trustee

Mr. Murray also serves as Trustee of other Fidelity® funds. Mr. Murray is Vice Chairman (2013-present) of Meijer, Inc. (regional retail chain). Previously, Mr. Murray served as a Member of the Advisory Board of certain Fidelity® funds (2016) and as Co-Chief Executive Officer (2013-2016) and President (2006-2013) of Meijer, Inc. Mr. Murray serves as a member of the Board of Directors and Nuclear Review and Public Policy and Responsibility Committees of DTE Energy Company (diversified energy company, 2009-present). Mr. Murray also serves as a member of the Board of Directors of Spectrum Health (not-for-profit health system, 2015-present). Mr. Murray previously served as President of Grand Valley State University (2001-2006), Treasurer for the State of Michigan (1999-2001), Vice President of Finance and Administration for Michigan State University (1998-1999), and a member of the Board of Directors and Audit Committee and Chairman of the Nominating and Corporate Governance Committee of Universal Forest Products, Inc. (manufacturer and distributor of wood and wood-alternative products, 2004-2016). Mr. Murray is also a director or trustee of many community and professional organizations.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Advisory Board Members and Officers:

Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2017

Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer (2012-present) and Senior Vice President (2014-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as AML Officer of the funds (2012-2016), and Vice President (2007-2014) and Deputy Anti-Money Laundering Officer (2007-2012) of FMR LLC.

Craig S. Brown (1977)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Brown also serves as Assistant Treasurer of other funds. Mr. Brown is an employee of Fidelity Investments (2013-present).

John J. Burke III (1964)

Year of Election or Appointment: 2018

Chief Financial Officer

Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke serves as Head of Investment Operations for Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments (1998-present). Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).

William C. Coffey (1969)

Year of Election or Appointment: 2018

Secretary and Chief Legal Officer (CLO)

Mr. Coffey also serves as Secretary and CLO of other funds. Mr. Coffey serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company and FMR Co., Inc. (investment adviser firms, 2018-present); Secretary of Fidelity SelectCo, LLC and Fidelity Investments Money Management, Inc. (investment adviser firms, 2018-present); and CLO of Fidelity Management & Research (Hong Kong) Limited, FMR Investment Management (UK) Limited, and Fidelity Management & Research (Japan) Limited (investment adviser firms, 2018-present). He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Assistant Secretary of certain funds (2009-2018) and as Vice President and Associate General Counsel of FMR LLC (2005-2009).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2016-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as President and Treasurer of certain Fidelity® funds (2013-2018). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005). Previously, Mr. Deberghes served in other fund officer roles.

Laura M. Del Prato (1964)

Year of Election or Appointment: 2018

President and Treasurer

Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato is an employee of Fidelity Investments (2017-present). Prior to joining Fidelity Investments, Ms. Del Prato served as a Managing Director and Treasurer of the JPMorgan Mutual Funds (2014-2017). Prior to JPMorgan, Ms. Del Prato served as a partner at Cohen Fund Audit Services (accounting firm, 2012-2013) and KPMG LLP (accounting firm, 2004-2012).

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Assistant Treasurer of certain Fidelity® funds (2016-2018).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight, serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

John B. McGinty, Jr. (1962)

Year of Election or Appointment: 2016

Chief Compliance Officer

Mr. McGinty also serves as Chief Compliance Officer of other funds. Mr. McGinty is Senior Vice President of Asset Management Compliance for Fidelity Investments and is an employee of Fidelity Investments (2016-present). Mr. McGinty previously served as Vice President, Senior Attorney at Eaton Vance Management (investment management firm, 2015-2016), and prior to Eaton Vance as global CCO for all firm operations and registered investment companies at GMO LLC (investment management firm, 2009-2015). Before joining GMO LLC, Mr. McGinty served as Senior Vice President, Deputy General Counsel for Fidelity Investments (2007-2009).

Jason P. Pogorelec (1975)

Year of Election or Appointment: 2015

Assistant Secretary

Mr. Pogorelec also serves as Assistant Secretary of other funds. Mr. Pogorelec serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2006-present).

Nancy D. Prior (1967)

Year of Election or Appointment: 2014

Vice President

Ms. Prior also serves as Vice President of other funds. Ms. Prior serves as President Fixed Income, High Income/Emerging Market Debt and Multi Asset Class Strategies of FIAM LLC (2018-present), President (2016-present) and Director (2014-present) of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm), President, Fixed Income (2014-present), and is an employee of Fidelity Investments (2002-present). Previously, Ms. Prior served as Vice Chairman of FIAM LLC (investment adviser firm, 2014-2018), a Director of FMR Investment Management (UK) Limited (investment adviser firm, 2015-2018), President Multi-Asset Class Strategies of FMR's Global Asset Allocation Division (2017-2018), Vice President of Fidelity's Money Market Funds (2012-2014), President, Money Market and Short Duration Bond Group of Fidelity Management & Research (FMR) (investment adviser firm, 2013-2014), President, Money Market Group of FMR (2011-2013), Managing Director of Research (2009-2011), Senior Vice President and Deputy General Counsel (2007-2009), and Assistant Secretary of certain Fidelity® funds (2008-2009).

Stacie M. Smith (1974)

Year of Election or Appointment: 2013

Assistant Treasurer

Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2009-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Assistant Treasurer (2013-2018) and Deputy Treasurer (2013-2016) of certain Fidelity® funds.

Marc L. Spector (1972)

Year of Election or Appointment: 2016

Deputy Treasurer

Mr. Spector also serves as an officer of other funds. Mr. Spector serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2016-present). Prior to joining Fidelity Investments, Mr. Spector served as Director at the Siegfried Group (accounting firm, 2013-2016), and prior to Siegfried Group as audit senior manager at Deloitte & Touche (accounting firm, 2005-2013).

Jim Wegmann (1979)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Wegmann also serves as Assistant Treasurer of other funds. Mr. Wegmann is an employee of Fidelity Investments (2011-present).

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2018 to April 30, 2019).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value November 1, 2018	Ending Account Value April 30, 2019	Expenses Paid During Period-B November 1, 2018 to April 30, 2019
Fidelity Large Cap Growth Index Fund	.03%
Actual		$1,000.00	$1,120.10	$.16
Hypothetical-C		$1,000.00	$1,024.65	$.15

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Distributions (Unaudited)

The fund hereby designates as a capital gain dividend with respect to the taxable year ended April 30, 2019, $2,592,382, or, if subsequently determined to be different, the net capital gain of such year.

Investor Class designates 84%; Premium Class designates 72%; and Institutional Class designates 72%; of the dividend distributed in June during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders. Fidelity Large Cap Growth Index Fund designates 71% and 91%; of the dividends distributed in June and December, respectively during the fiscal year as qualifying for the dividends–received deduction for corporate shareholders.

Investor Class designates 86%; Premium Class designates 74%; and Institutional Class designates 73%; of the dividend distributed in June during the fiscal year as amounts which may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code. Fidelity Large Cap Growth Index Fund designates 73% and 95%; of the dividends distributed in June and December, respectively during the fiscal year as amounts which may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2020 of amounts for use in preparing 2019 income tax returns.

LC1-I-ANN-0619
1.9879605.102

Fidelity® Series Large Cap Growth Index Fund Annual Report April 30, 2019

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Performance
Management's Discussion of Fund Performance
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2019 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average annual total returns for Fidelity® Series Large Cap Growth Index Fund will be reported once the fund is a year old.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® Series Large Cap Growth Index Fund on August 17, 2018, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the Russell 1000® Growth Index performed over the same period.

Period Ending Values
$10,597	Fidelity® Series Large Cap Growth Index Fund
$10,588	Russell 1000® Growth Index

Management's Discussion of Fund Performance

Market Recap:  The S&P 500® index gained 13.49% for the 12 months ending April 30, 2019, as U.S. equities began the new year on a high note after enduring an historically volatile final quarter of 2018. The index rose 18.25% year to date, its strongest four-month opening since 1987, amid upbeat company earnings/outlooks and signs the Fed may pause on rates. After achieving a record close in late April, the S&P 500® moved a bit higher to end the period. The uptrend was in sharp contrast to late 2018, when rising U.S. Treasury yields and concern about peaking corporate earnings growth sent many investors fleeing from risk assets as they were still dealing with lingering uncertainty related to global trade and the Fed picking up the pace of interest rate hikes. The index returned -6.84% in October, at the time its largest monthly drop in seven years. But conditions worsened through Christmas, as jitters about the economy and another hike in rates led to a spike in market volatility and a -9.03% result for December. For the full period, eight of 11 sectors registered a double-digit gain, led by information technology (+25%). Three defensive groups also stood out: real estate (+21%), consumer staples (+18%) and utilities (+18%). Communication services – a mix of telecom stocks and media/entertainment names – gained 17%, followed by consumer discretionary (+16%). In contrast, energy (-7%) lost ground, while materials (+3%), financials (+4%), health care (+11%) and industrials (+11%) also trailed the broad market.

Comments from the Geode Capital Management, LLC, passive equity index team:  Between the fund's August 17, 2018, inception date and April 30, 2019, the fund performed roughly in line with the 5.88% gain of the benchmark Russell 1000® Growth Index. The information technology category was home to several top contributors, led by Microsoft (+23%), whose strong financial results and healthy market position in cloud computing lifted the software manufacturer's shares. Payment-processing companies such as Mastercard (+25%), Visa (+16%) and PayPal Holdings (+31%) all continued to benefit from the global trend toward electronic payments. Elsewhere, social-networking leader Facebook (+12%) saw its shares rise on stronger-than-expected sales and earnings, as did coffee giant Starbucks (+46%). The biggest individual detractor this period was consumer electronics and personal computer maker Apple, the largest position in the index. Its shares returned -6%, partly reflecting investors' concern about slowing mobile phone sales. Another detractor was Nvidia (-27%), a maker of graphics processors. Its shares plunged last fall after the company reported weaker-than-expected earnings. Similarly, a disappointing earnings report weighed on shares of pharmaceutical company AbbVie, which returned -16% for the period. Health insurer UnitedHealth Group (-10%) also detracted.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Note to Shareholders:  On March 22, 2019, Pat Waddell retired and is no longer a portfolio manager with Geode Capital Management.

Investment Summary (Unaudited)

Top Ten Stocks as of April 30, 2019

% of fund's net assets
Apple, Inc.	6.8
Microsoft Corp.	6.7
Amazon.com, Inc.	5.7
Facebook, Inc. Class A	3.3
Alphabet, Inc. Class C	2.6
Alphabet, Inc. Class A	2.6
Visa, Inc. Class A	2.1
MasterCard, Inc. Class A	1.7
Home Depot, Inc.	1.6
UnitedHealth Group, Inc.	1.6
34.7

Top Market Sectors as of April 30, 2019

% of fund's net assets
Information Technology	33.5
Consumer Discretionary	15.2
Communication Services	12.4
Health Care	12.1
Industrials	11.6
Consumer Staples	5.6
Financials	4.4
Real Estate	2.3
Materials	1.8
Energy	0.7

Asset Allocation (% of fund's net assets)

As of April 30, 2019*
Stocks and Equity Futures	100.0%

 * Foreign investments - 2.1%

Schedule of Investments April 30, 2019

Showing Percentage of Net Assets

Common Stocks - 99.6%
	Shares	Value
COMMUNICATION SERVICES - 12.4%
Diversified Telecommunication Services - 0.1%
Zayo Group Holdings, Inc. (a)	4,245	$132,826
Entertainment - 2.7%
Activision Blizzard, Inc.	14,195	684,341
Electronic Arts, Inc. (a)	5,588	528,904
Lions Gate Entertainment Corp.:
Class A	67	978
Class B	134	1,822
Live Nation Entertainment, Inc. (a)	2,634	172,106
Netflix, Inc. (a)	7,857	2,911,333
Take-Two Interactive Software, Inc. (a)	1,272	123,168
The Madison Square Garden Co. (a)	34	10,623
The Walt Disney Co.	20,113	2,754,878
		7,188,153
Interactive Media & Services - 8.9%
Alphabet, Inc.:
Class A (a)	5,642	6,764,532
Class C (a)	5,737	6,818,310
Facebook, Inc. Class A (a)	44,855	8,674,957
IAC/InterActiveCorp (a)	1,415	318,149
Match Group, Inc.	983	59,373
TripAdvisor, Inc. (a)	1,948	103,692
Twitter, Inc. (a)	13,475	537,787
Zillow Group, Inc.:
Class A (a)	762	25,306
Class C (a)	1,645	54,943
		23,357,049
Media - 0.6%
AMC Networks, Inc. Class A (a)	819	47,838
Cable One, Inc.	80	84,842
CBS Corp. Class B	6,099	312,696
Charter Communications, Inc. Class A (a)	2,255	837,033
Interpublic Group of Companies, Inc.	733	16,859
Omnicom Group, Inc.	2,799	224,004
Sirius XM Holdings, Inc.	31,530	183,189
		1,706,461
Wireless Telecommunication Services - 0.1%
T-Mobile U.S., Inc. (a)	3,781	275,975

TOTAL COMMUNICATION SERVICES		32,660,464

CONSUMER DISCRETIONARY - 15.2%
Auto Components - 0.2%
Aptiv PLC	4,298	368,339
Garrett Motion, Inc. (a)	867	16,300
Gentex Corp.	3,335	76,805
Lear Corp.	123	17,589
Visteon Corp. (a)	342	22,579
		501,612
Automobiles - 0.3%
Tesla, Inc. (a)	2,581	616,059
Thor Industries, Inc.	776	51,115
		667,174
Distributors - 0.1%
LKQ Corp. (a)	991	29,829
Pool Corp.	758	139,275
		169,104
Diversified Consumer Services - 0.2%
Bright Horizons Family Solutions, Inc. (a)	935	119,820
Frontdoor, Inc. (a)	1,585	55,855
Grand Canyon Education, Inc. (a)	883	102,331
H&R Block, Inc.	696	18,938
Service Corp. International	1,529	63,622
ServiceMaster Global Holdings, Inc. (a)	2,539	124,487
		485,053
Hotels, Restaurants & Leisure - 2.2%
Chipotle Mexican Grill, Inc. (a)	458	315,122
Choice Hotels International, Inc.	641	53,229
Darden Restaurants, Inc.	1,168	137,357
Domino's Pizza, Inc.	788	213,217
Dunkin' Brands Group, Inc.	1,611	120,229
Extended Stay America, Inc. unit	2,124	38,041
Hilton Grand Vacations, Inc. (a)	1,810	57,992
Hilton Worldwide Holdings, Inc.	5,180	450,608
International Game Technology PLC	103	1,507
Las Vegas Sands Corp.	4,103	275,106
Marriott International, Inc. Class A	5,324	726,300
McDonald's Corp.	2,843	561,692
MGM Mirage, Inc.	834	22,209
Six Flags Entertainment Corp.	1,350	71,672
Starbucks Corp.	22,776	1,769,240
U.S. Foods Holding Corp. (a)	238	8,699
Vail Resorts, Inc.	765	175,070
Wendy's Co.	3,483	64,819
Wyndham Destinations, Inc.	1,789	77,929
Wyndham Hotels & Resorts, Inc.	1,831	102,023
Wynn Resorts Ltd.	1,933	279,222
Yum China Holdings, Inc.	572	27,193
Yum! Brands, Inc.	1,679	175,271
		5,723,747
Household Durables - 0.2%
D.R. Horton, Inc.	3,756	166,428
Lennar Corp.:
Class A	2,834	147,453
Class B	157	6,550
NVR, Inc. (a)	59	185,996
PulteGroup, Inc.	1,498	47,127
Tempur Sealy International, Inc. (a)	867	53,234
Toll Brothers, Inc.	1,286	48,997
		655,785
Internet & Direct Marketing Retail - 6.5%
Amazon.com, Inc. (a)	7,763	14,955,575
eBay, Inc.	3,502	135,703
Expedia, Inc.	2,245	291,491
GrubHub, Inc. (a)	1,689	112,808
The Booking Holdings, Inc. (a)	872	1,617,551
Wayfair LLC Class A (a)	1,073	173,987
		17,287,115
Leisure Products - 0.1%
Brunswick Corp.	157	8,040
Hasbro, Inc.	1,755	178,764
Mattel, Inc. (a)	1,423	17,346
Polaris Industries, Inc.	1,097	105,751
		309,901
Multiline Retail - 0.3%
Dollar General Corp.	5,007	631,333
Dollar Tree, Inc. (a)	747	83,126
Nordstrom, Inc.	2,202	90,326
		804,785
Specialty Retail - 3.9%
Advance Auto Parts, Inc.	397	66,029
AutoZone, Inc. (a)	413	424,692
Best Buy Co., Inc.	1,102	82,000
Burlington Stores, Inc. (a)	1,270	214,516
CarMax, Inc. (a)	1,977	153,929
Floor & Decor Holdings, Inc. Class A (a)	1,091	52,390
Gap, Inc.	251	6,546
Home Depot, Inc.	21,305	4,339,829
L Brands, Inc.	805	20,640
Lowe's Companies, Inc.	15,142	1,713,166
Michaels Companies, Inc. (a)	277	3,113
O'Reilly Automotive, Inc. (a)	1,459	552,334
Ross Stores, Inc.	6,871	671,022
Tiffany & Co., Inc.	398	42,912
TJX Companies, Inc.	23,321	1,279,856
Tractor Supply Co.	2,323	240,431
Ulta Beauty, Inc. (a)	1,063	370,966
Urban Outfitters, Inc. (a)	1,381	41,057
Williams-Sonoma, Inc.	340	19,438
		10,294,866
Textiles, Apparel & Luxury Goods - 1.2%
Capri Holdings Ltd. (a)	1,412	62,241
Carter's, Inc.	845	89,494
Columbia Sportswear Co.	70	6,998
Hanesbrands, Inc.	6,711	121,268
lululemon athletica, Inc. (a)	1,796	316,725
NIKE, Inc. Class B	23,229	2,040,203
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	1,156	36,599
Tapestry, Inc.	1,063	34,303
Under Armour, Inc.:
Class A (sub. vtg.) (a)	2,638	60,911
Class C (non-vtg.) (a)	2,696	55,861
VF Corp.	4,690	442,783
		3,267,386

TOTAL CONSUMER DISCRETIONARY		40,166,528

CONSUMER STAPLES - 5.6%
Beverages - 2.8%
Brown-Forman Corp.:
Class A	993	51,934
Class B (non-vtg.)	5,224	278,387
Constellation Brands, Inc. Class A (sub. vtg.)	2,923	618,711
Keurig Dr. Pepper, Inc.	3,398	98,780
Monster Beverage Corp. (a)	7,512	447,715
PepsiCo, Inc.	23,710	3,036,066
The Coca-Cola Co.	56,023	2,748,488
		7,280,081
Food & Staples Retailing - 1.0%
Costco Wholesale Corp.	8,238	2,022,676
Sprouts Farmers Market LLC (a)	2,342	50,166
Sysco Corp.	8,840	622,071
		2,694,913
Food Products - 0.2%
Campbell Soup Co.	2,289	88,561
General Mills, Inc.	566	29,132
Kellogg Co.	2,396	144,479
McCormick & Co., Inc. (non-vtg.)	133	20,478
Post Holdings, Inc. (a)	700	78,946
The Hershey Co.	2,399	299,515
		661,111
Household Products - 0.6%
Church & Dwight Co., Inc.	3,894	291,855
Clorox Co.	2,101	335,593
Colgate-Palmolive Co.	3,007	218,880
Energizer Holdings, Inc.	678	32,469
Kimberly-Clark Corp.	5,634	723,293
Spectrum Brands Holdings, Inc.	342	21,057
		1,623,147
Personal Products - 0.3%
Estee Lauder Companies, Inc. Class A	4,031	692,566
Herbalife Nutrition Ltd. (a)	365	19,290
Nu Skin Enterprises, Inc. Class A	317	16,126
		727,982
Tobacco - 0.7%
Altria Group, Inc.	35,716	1,940,450

TOTAL CONSUMER STAPLES		14,927,684

ENERGY - 0.7%
Energy Equipment & Services - 0.2%
Halliburton Co.	16,425	465,320
RPC, Inc.	392	4,034
		469,354
Oil, Gas & Consumable Fuels - 0.5%
Anadarko Petroleum Corp.	3,232	235,451
Antero Resources Corp. (a)	2,407	17,451
Apache Corp.	451	14,842
Cabot Oil & Gas Corp.	5,864	151,819
Cheniere Energy, Inc. (a)	3,050	196,268
Chesapeake Energy Corp. (a)	2,500	7,275
Cimarex Energy Co.	225	15,449
Concho Resources, Inc.	473	54,575
Continental Resources, Inc. (a)	788	36,240
Diamondback Energy, Inc.	488	51,918
EOG Resources, Inc.	1,215	116,701
Kosmos Energy Ltd.	920	6,155
ONEOK, Inc.	3,229	219,346
Parsley Energy, Inc. Class A (a)	3,428	68,423
Pioneer Natural Resources Co.	1,751	291,471
		1,483,384

TOTAL ENERGY		1,952,738

FINANCIALS - 4.4%
Banks - 0.2%
BOK Financial Corp.	116	10,108
Comerica, Inc.	175	13,753
East West Bancorp, Inc.	203	10,450
Pinnacle Financial Partners, Inc.	606	35,190
Signature Bank	612	80,827
SVB Financial Group (a)	780	196,342
Synovus Financial Corp.	894	32,953
Texas Capital Bancshares, Inc. (a)	595	38,514
Western Alliance Bancorp. (a)	1,108	52,940
		471,077
Capital Markets - 2.2%
Ameriprise Financial, Inc.	413	60,616
Cboe Global Markets, Inc.	1,973	200,477
Charles Schwab Corp.	22,617	1,035,406
CME Group, Inc.	777	139,005
E*TRADE Financial Corp.	1,044	52,889
Eaton Vance Corp. (non-vtg.)	2,100	87,297
Evercore, Inc. Class A	751	73,170
FactSet Research Systems, Inc.	715	197,247
Interactive Brokers Group, Inc.	1,257	68,180
IntercontinentalExchange, Inc.	5,460	444,171
Lazard Ltd. Class A	1,962	76,283
LPL Financial	1,638	121,359
MarketAxess Holdings, Inc.	700	194,831
Moody's Corp.	3,135	616,404
Morningstar, Inc.	340	48,773
MSCI, Inc.	1,571	354,072
Northern Trust Corp.	1,062	104,660
Raymond James Financial, Inc.	701	64,191
S&P Global, Inc.	4,677	1,032,027
SEI Investments Co.	2,390	130,136
State Street Corp.	443	29,973
T. Rowe Price Group, Inc.	4,048	435,160
TD Ameritrade Holding Corp.	5,294	278,359
Virtu Financial, Inc. Class A	764	18,779
		5,863,465
Consumer Finance - 0.6%
American Express Co.	8,964	1,050,850
Capital One Financial Corp.	672	62,382
Credit Acceptance Corp. (a)	188	93,289
Discover Financial Services	2,815	229,394
OneMain Holdings, Inc.	101	3,431
Santander Consumer U.S.A. Holdings, Inc.	279	5,957
Synchrony Financial	4,693	162,706
		1,608,009
Diversified Financial Services - 0.4%
Berkshire Hathaway, Inc. Class B (a)	4,611	999,250
Voya Financial, Inc.	200	10,978
		1,010,228
Insurance - 1.0%
Alleghany Corp. (a)	31	20,363
American International Group, Inc.	2,400	114,168
Aon PLC	4,528	815,674
Arch Capital Group Ltd. (a)	1,152	38,915
Axis Capital Holdings Ltd.	166	9,437
Brown & Brown, Inc.	248	7,874
Erie Indemnity Co. Class A	352	66,641
Everest Re Group Ltd.	299	70,415
Markel Corp. (a)	22	23,573
Marsh & McLennan Companies, Inc.	4,467	421,193
Progressive Corp.	10,922	853,554
RenaissanceRe Holdings Ltd.	65	10,098
The Travelers Companies, Inc.	973	139,869
		2,591,774

TOTAL FINANCIALS		11,544,553

HEALTH CARE - 12.1%
Biotechnology - 4.3%
AbbVie, Inc.	28,578	2,268,807
Agios Pharmaceuticals, Inc. (a)	885	49,489
Alexion Pharmaceuticals, Inc. (a)	3,337	454,266
Alkermes PLC (a)	2,878	87,261
Alnylam Pharmaceuticals, Inc. (a)	1,562	139,549
Amgen, Inc.	11,180	2,004,798
Biogen, Inc. (a)	3,508	804,174
BioMarin Pharmaceutical, Inc. (a)	3,359	287,295
bluebird bio, Inc. (a)	697	98,856
Celgene Corp. (a)	13,224	1,251,784
Exact Sciences Corp. (a)	2,272	224,224
Exelixis, Inc. (a)	5,488	107,894
Gilead Sciences, Inc.	17,920	1,165,517
Incyte Corp. (a)	3,332	255,898
Ionis Pharmaceuticals, Inc. (a)	2,370	176,162
Moderna, Inc.	444	11,557
Neurocrine Biosciences, Inc. (a)	1,724	124,542
Regeneron Pharmaceuticals, Inc. (a)	1,519	521,230
Sage Therapeutics, Inc. (a)	912	153,426
Sarepta Therapeutics, Inc. (a)	1,267	148,163
Seattle Genetics, Inc. (a)	2,071	140,372
Vertex Pharmaceuticals, Inc. (a)	4,801	811,273
		11,286,537
Health Care Equipment & Supplies - 2.4%
Abiomed, Inc. (a)	809	224,425
Align Technology, Inc. (a)	1,491	484,098
Baxter International, Inc.	1,049	80,039
Becton, Dickinson & Co.	452	108,814
Boston Scientific Corp. (a)	19,941	740,210
Cantel Medical Corp.	689	47,500
DexCom, Inc. (a)	1,657	200,613
Edwards Lifesciences Corp. (a)	3,952	695,829
Hill-Rom Holdings, Inc.	803	81,440
ICU Medical, Inc. (a)	292	66,430
IDEXX Laboratories, Inc. (a)	1,612	373,984
Insulet Corp. (a)	1,093	94,271
Integra LifeSciences Holdings Corp. (a)	1,025	53,495
Intuitive Surgical, Inc. (a)	2,138	1,091,727
Masimo Corp. (a)	888	115,573
Penumbra, Inc. (a)	573	77,069
ResMed, Inc.	2,671	279,146
Stryker Corp.	6,435	1,215,636
Teleflex, Inc.	163	46,647
The Cooper Companies, Inc.	144	41,748
Varian Medical Systems, Inc. (a)	1,737	236,527
West Pharmaceutical Services, Inc.	316	39,118
		6,394,339
Health Care Providers & Services - 2.7%
AmerisourceBergen Corp.	2,927	218,823
Centene Corp. (a)	6,734	347,205
Chemed Corp.	290	94,766
Cigna Corp.	1,975	313,709
Covetrus, Inc. (a)	167	5,489
CVS Health Corp.	1,829	99,461
DaVita HealthCare Partners, Inc. (a)	1,261	69,658
Elanco Animal Health, Inc.	2,919	91,949
Encompass Health Corp.	1,895	122,133
HCA Holdings, Inc.	3,661	465,789
Henry Schein, Inc. (a)	417	26,713
Humana, Inc.	2,419	617,837
Laboratory Corp. of America Holdings (a)	111	17,751
McKesson Corp.	445	53,066
Molina Healthcare, Inc. (a)	983	127,426
Premier, Inc. (a)	319	10,600
UnitedHealth Group, Inc.	18,027	4,201,553
Wellcare Health Plans, Inc. (a)	882	227,865
		7,111,793
Health Care Technology - 0.2%
Cerner Corp. (a)	2,650	176,093
Veeva Systems, Inc. Class A (a)	2,373	331,912
		508,005
Life Sciences Tools & Services - 0.7%
Bio-Techne Corp.	714	146,077
Bruker Corp.	759	29,297
Charles River Laboratories International, Inc. (a)	634	89,058
Illumina, Inc. (a)	2,762	861,744
Mettler-Toledo International, Inc. (a)	460	342,820
PRA Health Sciences, Inc. (a)	1,117	108,148
Thermo Fisher Scientific, Inc.	443	122,910
Waters Corp. (a)	1,310	279,737
		1,979,791
Pharmaceuticals - 1.8%
Bristol-Myers Squibb Co.	16,400	761,452
Catalent, Inc. (a)	629	28,192
Eli Lilly & Co.	10,247	1,199,309
Jazz Pharmaceuticals PLC (a)	1,010	131,068
Johnson & Johnson	9,121	1,287,885
Merck & Co., Inc.	3,313	260,766
Nektar Therapeutics (a)	2,923	93,594
Zoetis, Inc. Class A	9,124	929,188
		4,691,454

TOTAL HEALTH CARE		31,971,919

INDUSTRIALS - 11.6%
Aerospace & Defense - 3.4%
BWX Technologies, Inc.	1,862	95,148
Curtiss-Wright Corp.	64	7,292
General Dynamics Corp.	2,127	380,137
Harris Corp.	2,258	380,473
HEICO Corp.	764	80,625
HEICO Corp. Class A	1,418	126,812
Hexcel Corp.	334	23,617
Huntington Ingalls Industries, Inc.	699	155,583
Lockheed Martin Corp.	4,225	1,408,319
Northrop Grumman Corp.	2,965	859,583
Raytheon Co.	5,407	960,229
Spirit AeroSystems Holdings, Inc. Class A	2,019	175,451
Textron, Inc.	760	40,280
The Boeing Co.	10,098	3,813,914
TransDigm Group, Inc. (a)	909	438,611
		8,946,074
Air Freight & Logistics - 1.1%
C.H. Robinson Worldwide, Inc.	2,551	206,631
Expeditors International of Washington, Inc.	3,269	259,624
FedEx Corp.	4,591	869,811
United Parcel Service, Inc. Class B	13,019	1,382,878
XPO Logistics, Inc. (a)	2,342	159,443
		2,878,387
Airlines - 0.2%
Delta Air Lines, Inc.	3,058	178,251
Southwest Airlines Co.	6,769	367,083
		545,334
Building Products - 0.3%
A.O. Smith Corp.	2,757	144,935
Allegion PLC	1,461	144,975
Armstrong World Industries, Inc.	805	69,769
Fortune Brands Home & Security, Inc.	1,102	58,164
Lennox International, Inc.	625	169,656
Masco Corp.	3,734	145,850
Resideo Technologies, Inc. (a)	1,428	32,416
		765,765
Commercial Services & Supplies - 0.6%
Cintas Corp.	1,600	347,424
Copart, Inc. (a)	3,843	258,711
KAR Auction Services, Inc.	2,446	138,150
Republic Services, Inc.	265	21,947
Rollins, Inc.	2,712	104,873
Waste Management, Inc.	6,800	729,912
		1,601,017
Construction & Engineering - 0.0%
Quanta Services, Inc.	792	32,155
Electrical Equipment - 0.6%
AMETEK, Inc.	821	72,388
Emerson Electric Co.	8,185	581,053
Fortive Corp.	5,064	437,226
Hubbell, Inc. Class B	692	88,299
Rockwell Automation, Inc.	2,262	408,766
Sensata Technologies, Inc. PLC (a)	1,651	82,451
		1,670,183
Industrial Conglomerates - 1.3%
3M Co.	8,809	1,669,394
Honeywell International, Inc.	8,522	1,479,675
Roper Technologies, Inc.	353	126,974
		3,276,043
Machinery - 2.0%
Allison Transmission Holdings, Inc.	2,145	100,515
Caterpillar, Inc.	9,922	1,383,325
Cummins, Inc.	1,001	166,456
Deere & Co.	6,024	997,755
Donaldson Co., Inc.	2,238	119,823
Gardner Denver Holdings, Inc. (a)	778	26,258
Graco, Inc.	3,171	162,514
IDEX Corp.	1,383	216,661
Illinois Tool Works, Inc.	6,227	969,108
Ingersoll-Rand PLC	2,521	309,100
Lincoln Electric Holdings, Inc.	1,158	101,059
Middleby Corp. (a)	602	79,542
Nordson Corp.	1,041	151,934
Parker Hannifin Corp.	435	78,770
Toro Co.	1,916	140,155
WABCO Holdings, Inc. (a)	973	128,864
Wabtec Corp.	579	42,887
Welbilt, Inc. (a)	2,433	40,947
Xylem, Inc.	1,868	155,791
		5,371,464
Professional Services - 0.5%
CoStar Group, Inc. (a)	681	337,946
Equifax, Inc.	606	76,326
Robert Half International, Inc.	2,270	140,944
TransUnion Holding Co., Inc.	3,518	245,029
Verisk Analytics, Inc.	2,999	423,279
		1,223,524
Road & Rail - 1.2%
CSX Corp.	6,825	543,475
Genesee & Wyoming, Inc. Class A (a)	228	20,212
J.B. Hunt Transport Services, Inc.	1,680	158,726
Landstar System, Inc.	747	81,393
Old Dominion Freight Lines, Inc.	1,263	188,541
Schneider National, Inc. Class B	146	3,051
Union Pacific Corp.	12,523	2,217,072
		3,212,470
Trading Companies & Distributors - 0.4%
Air Lease Corp. Class A	136	5,244
Fastenal Co.	5,369	378,783
HD Supply Holdings, Inc. (a)	996	45,507
MSC Industrial Direct Co., Inc. Class A	372	31,118
United Rentals, Inc. (a)	1,523	214,621
Univar, Inc. (a)	323	7,213
W.W. Grainger, Inc.	863	243,366
Watsco, Inc.	479	75,907
		1,001,759

TOTAL INDUSTRIALS		30,524,175

INFORMATION TECHNOLOGY - 33.5%
Communications Equipment - 0.2%
Arista Networks, Inc. (a)	1,083	338,210
F5 Networks, Inc. (a)	1,139	178,709
Motorola Solutions, Inc.	343	49,704
Ubiquiti Networks, Inc.	281	47,896
		614,519
Electronic Equipment & Components - 0.6%
Amphenol Corp. Class A	5,544	551,961
CDW Corp.	2,743	289,661
Cognex Corp.	3,159	159,308
Coherent, Inc. (a)	324	47,955
Dell Technologies, Inc. (a)	202	13,617
FLIR Systems, Inc.	226	11,964
IPG Photonics Corp. (a)	674	117,768
Littelfuse, Inc.	375	75,394
National Instruments Corp.	1,678	79,034
Zebra Technologies Corp. Class A (a)	1,004	211,985
		1,558,647
IT Services - 9.3%
Accenture PLC Class A	12,127	2,215,239
Akamai Technologies, Inc. (a)	2,843	227,611
Alliance Data Systems Corp.	885	141,689
Automatic Data Processing, Inc.	8,205	1,348,820
Booz Allen Hamilton Holding Corp. Class A	2,417	143,304
Broadridge Financial Solutions, Inc.	2,219	262,130
Cognizant Technology Solutions Corp. Class A	9,764	712,381
CoreLogic, Inc. (a)	941	38,214
Elastic NV	122	10,437
EPAM Systems, Inc. (a)	954	171,109
Euronet Worldwide, Inc. (a)	463	69,399
Fidelity National Information Services, Inc.	519	60,168
First Data Corp. Class A (a)	10,338	267,341
Fiserv, Inc. (a)	7,498	654,126
FleetCor Technologies, Inc. (a)	1,602	418,042
Gartner, Inc. (a)	1,690	268,659
Genpact Ltd.	1,031	37,425
Global Payments, Inc.	3,033	443,030
GoDaddy, Inc. (a)	3,230	263,245
IBM Corp.	12,461	1,747,904
Jack Henry & Associates, Inc.	1,433	213,603
MasterCard, Inc. Class A	17,140	4,357,674
Okta, Inc. (a)	1,628	169,361
Paychex, Inc.	6,027	508,136
PayPal Holdings, Inc. (a)	22,133	2,495,938
Sabre Corp.	4,161	86,382
Square, Inc. (a)	5,496	400,219
Switch, Inc. Class A	702	7,631
The Western Union Co.	2,279	44,304
Total System Services, Inc.	3,369	344,447
Twilio, Inc. Class A (a)	1,677	229,984
VeriSign, Inc. (a)	1,928	380,684
Visa, Inc. Class A	33,226	5,463,351
WEX, Inc. (a)	764	160,669
Worldpay, Inc. (a)	499	58,488
		24,421,144
Semiconductors & Semiconductor Equipment - 4.2%
Advanced Micro Devices, Inc. (a)	17,633	487,200
Analog Devices, Inc.	1,090	126,702
Applied Materials, Inc.	17,963	791,629
Broadcom, Inc.	4,583	1,459,227
Cypress Semiconductor Corp.	4,626	79,475
KLA-Tencor Corp.	3,057	389,706
Lam Research Corp.	2,872	595,739
Marvell Technology Group Ltd.	2,811	70,331
Maxim Integrated Products, Inc.	5,109	306,540
Microchip Technology, Inc.	4,376	437,119
Micron Technology, Inc. (a)	16,506	694,242
MKS Instruments, Inc.	999	90,919
Monolithic Power Systems, Inc.	761	118,495
NVIDIA Corp.	10,976	1,986,656
NXP Semiconductors NV	336	35,488
ON Semiconductor Corp. (a)	7,963	183,627
Skyworks Solutions, Inc.	2,333	205,724
Teradyne, Inc.	536	26,264
Texas Instruments, Inc.	18,133	2,136,611
Universal Display Corp.	825	131,670
Versum Materials, Inc.	2,033	106,082
Xilinx, Inc.	4,793	575,831
		11,035,277
Software - 12.2%
2U, Inc. (a)	1,023	61,892
Adobe, Inc. (a)	9,272	2,681,926
ANSYS, Inc. (a)	1,565	306,427
Aspen Technology, Inc. (a)	1,233	150,315
Atlassian Corp. PLC (a)	1,887	207,853
Autodesk, Inc. (a)	3,466	617,676
Black Knight, Inc. (a)	2,641	149,005
Cadence Design Systems, Inc. (a)	5,302	367,853
CDK Global, Inc.	2,335	140,847
Ceridian HCM Holding, Inc.	907	48,207
Citrix Systems, Inc.	2,546	257,044
DocuSign, Inc.	1,463	82,908
Fair Isaac Corp. (a)	537	150,226
FireEye, Inc. (a)	2,402	38,480
Fortinet, Inc. (a)	2,646	247,189
Guidewire Software, Inc. (a)	1,517	161,561
Intuit, Inc.	4,658	1,169,437
LogMeIn, Inc.	623	51,335
Manhattan Associates, Inc. (a)	1,208	81,480
Microsoft Corp.	135,402	17,683,501
Nutanix, Inc. Class A (a)	2,619	113,115
Oracle Corp.	4,483	248,044
Palo Alto Networks, Inc. (a)	1,712	425,997
Parametric Technology Corp. (a)	2,188	197,948
Paycom Software, Inc. (a)	900	182,277
Pegasystems, Inc.	704	52,807
Pluralsight, Inc.	818	29,031
Proofpoint, Inc. (a)	941	118,020
RealPage, Inc. (a)	1,338	87,251
Red Hat, Inc. (a)	3,339	609,468
RingCentral, Inc. (a)	1,277	148,604
Salesforce.com, Inc. (a)	13,706	2,266,287
ServiceNow, Inc. (a)	3,348	909,015
SolarWinds, Inc. (a)	379	7,409
Splunk, Inc. (a)	2,788	384,856
SS&C Technologies Holdings, Inc.	3,761	254,469
Synopsys, Inc. (a)	260	31,481
Tableau Software, Inc. (a)	1,335	162,616
Teradata Corp. (a)	1,574	71,570
Tyler Technologies, Inc. (a)	714	165,584
Ultimate Software Group, Inc. (a)	568	187,809
VMware, Inc. Class A	1,351	275,780
Workday, Inc. Class A (a)	2,732	561,781
Zendesk, Inc. (a)	1,968	172,751
		32,319,132
Technology Hardware, Storage & Peripherals - 7.0%
Apple, Inc.	89,588	17,977,621
NCR Corp. (a)	1,814	52,515
NetApp, Inc.	4,806	350,117
Pure Storage, Inc. Class A (a)	3,076	70,317
		18,450,570

TOTAL INFORMATION TECHNOLOGY		88,399,289

MATERIALS - 1.8%
Chemicals - 1.2%
Axalta Coating Systems Ltd. (a)	1,545	41,684
Celanese Corp. Class A	1,567	169,064
Ecolab, Inc.	2,164	398,349
Element Solutions, Inc. (a)	2,076	22,545
FMC Corp.	1,021	80,720
International Flavors & Fragrances, Inc.	899	123,873
Linde PLC	6,141	1,106,977
LyondellBasell Industries NV Class A	2,813	248,191
NewMarket Corp.	133	55,804
PPG Industries, Inc.	295	34,663
RPM International, Inc.	491	29,779
Sherwin-Williams Co.	1,566	712,264
The Chemours Co. LLC	3,203	115,340
The Scotts Miracle-Gro Co. Class A	370	31,457
W.R. Grace & Co.	924	69,836
Westlake Chemical Corp.	628	43,803
		3,284,349
Construction Materials - 0.2%
Eagle Materials, Inc.	732	66,546
Martin Marietta Materials, Inc.	1,102	244,534
Vulcan Materials Co.	2,352	296,611
		607,691
Containers & Packaging - 0.3%
Avery Dennison Corp.	1,649	182,462
Berry Global Group, Inc. (a)	1,221	71,795
Crown Holdings, Inc. (a)	2,404	139,745
Graphic Packaging Holding Co.	951	13,200
International Paper Co.	865	40,491
Packaging Corp. of America	1,789	177,397
Sealed Air Corp.	1,610	75,058
Silgan Holdings, Inc.	488	14,611
		714,759
Metals & Mining - 0.1%
Royal Gold, Inc.	502	43,704
Southern Copper Corp.	1,542	59,244
Steel Dynamics, Inc.	630	19,958
		122,906

TOTAL MATERIALS		4,729,705

REAL ESTATE - 2.3%
Equity Real Estate Investment Trusts (REITs) - 2.2%
Alexandria Real Estate Equities, Inc.	165	23,494
American Tower Corp.	8,266	1,614,350
Colony Capital, Inc.	486	2,498
CoreSite Realty Corp.	681	74,508
Crown Castle International Corp.	5,876	739,083
Equinix, Inc.	1,557	707,968
Equity Lifestyle Properties, Inc.	1,635	190,805
Extra Space Storage, Inc.	2,006	208,002
Gaming & Leisure Properties	1,429	57,703
Hudson Pacific Properties, Inc.	355	12,375
Lamar Advertising Co. Class A	1,467	121,277
Life Storage, Inc.	48	4,574
Omega Healthcare Investors, Inc.	307	10,865
Public Storage	2,794	617,977
SBA Communications Corp. Class A (a)	2,105	428,852
Simon Property Group, Inc.	5,326	925,126
Taubman Centers, Inc.	1,108	54,624
		5,794,081
Real Estate Management & Development - 0.1%
CBRE Group, Inc. (a)	2,955	153,867
Howard Hughes Corp. (a)	294	32,634
		186,501

TOTAL REAL ESTATE		5,980,582

TOTAL COMMON STOCKS
(Cost $252,926,209)		262,857,637

Money Market Funds - 0.7%
Fidelity Cash Central Fund, 2.49% (b)
(Cost $1,706,524)	1,706,183	1,706,524
TOTAL INVESTMENT IN SECURITIES - 100.3%
(Cost $254,632,733)		264,564,161
NET OTHER ASSETS (LIABILITIES) - (0.3)%		(740,127)
NET ASSETS - 100%		$263,824,034

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini NASDAQ 100 Index Contracts (United States)	7	June 2019	$1,092,000	$33,792	$33,792

The notional amount of futures purchased as a percentage of Net Assets is 0.4%

Legend

 (a) Non-income producing

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$21,534
Total	$21,534

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$32,660,464	$32,660,464	$--	$--
Consumer Discretionary	40,166,528	40,166,528	--	--
Consumer Staples	14,927,684	14,927,684	--	--
Energy	1,952,738	1,952,738	--	--
Financials	11,544,553	11,544,553	--	--
Health Care	31,971,919	31,971,919	--	--
Industrials	30,524,175	30,524,175	--	--
Information Technology	88,399,289	88,399,289	--	--
Materials	4,729,705	4,729,705	--	--
Real Estate	5,980,582	5,980,582	--	--
Money Market Funds	1,706,524	1,706,524	--	--
Total Investments in Securities:	$264,564,161	$264,564,161	$--	$--
Derivative Instruments:
Assets
Futures Contracts	$33,792	$33,792	$--	$--
Total Assets	$33,792	$33,792	$--	$--
Total Derivative Instruments:	$33,792	$33,792	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of April 30, 2019. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$33,792	$0
Total Equity Risk	33,792	0
Total Value of Derivatives	$33,792	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in distributable earnings.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		April 30, 2019
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $252,926,209)	$262,857,637
Fidelity Central Funds (cost $1,706,524)	1,706,524
Total Investment in Securities (cost $254,632,733)		$264,564,161
Segregated cash with brokers for derivative instruments		98,800
Receivable for investments sold		4,982,965
Dividends receivable		109,876
Distributions receivable from Fidelity Central Funds		19,495
Receivable from investment adviser for expense reductions		1,301
Total assets		269,776,598
Liabilities
Payable for fund shares redeemed	$5,942,456
Payable for daily variation margin on futures contracts	4,274
Other payables and accrued expenses	5,834
Total liabilities		5,952,564
Net Assets		$263,824,034
Net Assets consist of:
Paid in capital		$253,839,468
Total distributable earnings (loss)		9,984,566
Net Assets, for 25,036,529 shares outstanding		$263,824,034
Net Asset Value, offering price and redemption price per share ($263,824,034 ÷ 25,036,529 shares)		$10.54

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		For the period August 17, 2018 (commencement of operations) to April 30, 2019
Investment Income
Dividends		$211,340
Income from Fidelity Central Funds		21,534
Total income		232,874
Expenses
Custodian fees and expenses	$12,892
Independent trustees' fees and expenses	24
Commitment fees	3
Total expenses before reductions	12,919
Expense reductions	(9,297)
Total expenses after reductions		3,622
Net investment income (loss)		229,252
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(186,169)
Fidelity Central Funds	(500)
Futures contracts	6,099
Total net realized gain (loss)		(180,570)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	9,931,428
Futures contracts	33,792
Total change in net unrealized appreciation (depreciation)		9,965,220
Net gain (loss)		9,784,650
Net increase (decrease) in net assets resulting from operations		$10,013,902

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

For the period August 17, 2018 (commencement of operations) to April 30, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$229,252
Net realized gain (loss)	(180,570)
Change in net unrealized appreciation (depreciation)	9,965,220
Net increase (decrease) in net assets resulting from operations	10,013,902
Distributions to shareholders	(29,337)
Total distributions	(29,337)
Share transactions
Proceeds from sales of shares	261,517,644
Reinvestment of distributions	29,337
Cost of shares redeemed	(7,707,512)
Net increase (decrease) in net assets resulting from share transactions	253,839,469
Total increase (decrease) in net assets	263,824,034
Net Assets
Beginning of period	–
End of period	$263,824,034
Other Information
Shares
Sold	25,774,808
Issued in reinvestment of distributions	3,248
Redeemed	(741,527)
Net increase (decrease)	25,036,529

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Series Large Cap Growth Index Fund

Year ended April 30,	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B	.06
Net realized and unrealized gain (loss)	.53
Total from investment operations	.59
Distributions from net investment income	(.05)
Total distributions	(.05)
Net asset value, end of period	$10.54
Total ReturnC,D	5.97%
Ratios to Average Net AssetsE,F
Expenses before reductions	.05%G
Expenses net of fee waivers, if any	.01%G
Expenses net of all reductions	.01%G
Net investment income (loss)	.85%G
Supplemental Data
Net assets, end of period (000 omitted)	$263,824
Portfolio turnover rateH	21%G

 A For the period August 17, 2018 (commencement of operations) to April 30, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended April 30, 2019

1. Organization.

Fidelity Series Large Cap Growth Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares of the Fund are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as an investment manager. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2019 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of April 30, 2019, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, partnerships and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$12,627,969
Gross unrealized depreciation	(2,939,071)
Net unrealized appreciation (depreciation)	$9,688,898
Tax Cost	$254,875,263

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$271,712
Undistributed long-term capital gain	$23,956
Net unrealized appreciation (depreciation) on securities and other investments	$9,688,898

The tax character of distributions paid was as follows:

April 30, 2019(a)
Ordinary Income	$29,337

 (a) For the period August 17, 2018 (commencement of operations) to April 30, 2019.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $258,776,517 and $5,650,396, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund does not pay a management fee. Under the management contract, the investment adviser or an affiliate pays all ordinary operating expenses of the Fund, except custody fees, fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $3 and is reflected in Commitment fees on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Expense Reductions.

The investment adviser contractually agreed to reimburse the Fund to the extent annual operating expenses exceeded .014% of average net assets. This reimbursement will remain in place through August 31, 2022. Some expenses, for example the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement. During the period this reimbursement reduced the Fund's expenses by $9,297.

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Salem Street Trust and Shareholders of Fidelity Series Large Cap Growth Index Fund:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of assets and liabilities of Fidelity Series Large Cap Growth Index Fund (the "Fund"), a fund of Fidelity Salem Street Trust, including the schedule of investments, as of April 30, 2019, the related statement of operations, the statement of changes in net assets and the financial highlights for the period from August 17, 2018 (commencement of operations) to April 30, 2019, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of April 30, 2019, and the results of its operations, the changes in its net assets and the financial highlights for the period from August 17, 2018 (commencement of operations) to April 30, 2019 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audit we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audit included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of April 30, 2019, by correspondence with the custodians and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audit provides a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Boston, Massachusetts

June 18, 2019

We have served as the auditor of one or more of the Fidelity investment companies since 1999.

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance.  Except for Jonathan Chiel, each of the Trustees oversees 264 funds. Mr. Chiel oversees 158 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Arthur E. Johnson serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's high income and other equity funds. The asset allocation funds may invest in Fidelity® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees.  In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Jonathan Chiel (1957)

Year of Election or Appointment: 2016

Trustee

Mr. Chiel also serves as Trustee of other Fidelity® funds. Mr. Chiel is Executive Vice President and General Counsel for FMR LLC (diversified financial services company, 2012-present). Previously, Mr. Chiel served as general counsel (2004-2012) and senior vice president and deputy general counsel (2000-2004) for John Hancock Financial Services; a partner with Choate, Hall & Stewart (1996-2000) (law firm); and an Assistant United States Attorney for the United States Attorney’s Office of the District of Massachusetts (1986-95), including Chief of the Criminal Division (1993-1995). Mr. Chiel is a director on the boards of the Boston Bar Foundation and the Maimonides School.

Abigail P. Johnson (1961)

Year of Election or Appointment: 2009

Trustee

Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity® funds. Ms. Johnson serves as Chairman (2016-present), Chief Executive Officer (2014-present), and Director (2007-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-present) and Chairman and Director of FMR (investment adviser firm, 2011-present). Previously, Ms. Johnson served as Vice Chairman (2007-2016) and President (2013-2016) of FMR LLC, President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity® funds (2001-2005), and managed a number of Fidelity® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

Jennifer Toolin McAuliffe (1959)

Year of Election or Appointment: 2016

Trustee

Ms. McAuliffe also serves as Trustee of other Fidelity® funds. Ms. McAuliffe previously served as a Member of the Advisory Board of certain Fidelity® funds (2016) and as Co-Head of Fixed Income of Fidelity Investments Limited (now known as FIL Limited (FIL)) (diversified financial services company). Earlier roles at FIL included Director of Research for FIL’s credit and quantitative teams in London, Hong Kong and Tokyo. Ms. McAuliffe also was the Director of Research for taxable and municipal bonds at Fidelity Investments Money Management, Inc. Ms. McAuliffe is also a director or trustee of several not-for-profit entities.

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Elizabeth S. Acton (1951)

Year of Election or Appointment: 2013

Trustee

Ms. Acton also serves as Trustee of other Fidelity® funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present). Previously, Ms. Acton served as a Member of the Advisory Board of certain Fidelity® funds (2013-2016).

Ann E. Dunwoody (1953)

Year of Election or Appointment: 2018

Trustee

General Dunwoody also serves as Trustee of other Fidelity® funds. General Dunwoody (United States Army, Retired) was the first woman in U.S. military history to achieve the rank of four-star general and prior to her retirement in 2012 held a variety of positions within the U.S. Army, including Commanding General, U.S. Army Material Command (2008-2012). She is the President of First to Four LLC (leadership and mentoring services, 2012-present). She also serves as a member of the Board of Directors and Nominating and Corporate Governance Committee of L3 Technologies, Inc. (communication, electronic, sensor, and aerospace systems, 2013-present), Board of Directors and Nomination and Corporate Governance Committees of Kforce Inc. (professional staffing services, 2016-present) and Board of Directors of Automattic Inc. (software engineering, 2018-present). Previously, General Dunwoody served as a Member of the Advisory Board of certain Fidelity® funds (2018), a member of the Board of Directors and Audit and Sustainability and Corporate Responsibility Committees of Republic Services, Inc. (waste collection, disposal and recycling, 2013-2016). Ms. Dunwoody also serves on several boards for non-profit organizations, including as a member of the Board of Directors, Chair of the Nomination and Governance Committee and member of the Audit Committee of Logistics Management Institute (consulting non-profit, 2012-present), a member of the Board of Directors of the Army Historical Foundation (2015-present), a member of the Council of Trustees for the Association of the United States Army (advocacy non-profit, 2013-present) and a member of the Board of Trustees of Florida Institute of Technology (2015-present) and ThanksUSA (military family education non-profit, 2014-present).

John Engler (1948)

Year of Election or Appointment: 2014

Trustee

Mr. Engler also serves as Trustee of other Fidelity® funds. He serves on the board of directors for Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-present) and K12 Inc. (technology-based education company, 2012-present). Previously, Mr. Engler served as interim president of Michigan State University (2018-2019), a Member of the Advisory Board of certain Fidelity® funds (2014-2016), president of the Business Roundtable (2011-2017), a trustee of The Munder Funds (2003-2014), president and CEO of the National Association of Manufacturers (2004-2011), member of the Board of Trustees of the Annie E. Casey Foundation (2004-2015), and as governor of Michigan (1991-2003). He is a past chairman of the National Governors Association.

Robert F. Gartland (1951)

Year of Election or Appointment: 2010

Trustee

Mr. Gartland also serves as Trustee of other Fidelity® funds. Mr. Gartland is Chairman and an investor in Gartland & Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007), including Managing Director (1987-2007), and Chase Manhattan Bank (1975-1978).

Arthur E. Johnson (1947)

Year of Election or Appointment: 2008

Trustee

Chairman of the Independent Trustees

Mr. Johnson also serves as Trustee of other Fidelity® funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation plc (diversified power management, 2009-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). Mr. Johnson previously served as Vice Chairman (2015-2018) of the Independent Trustees of certain Fidelity® funds and on the Board of Directors of IKON Office Solutions, Inc. (1999-2008), AGL Resources, Inc. (holding company, 2002-2016), and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)

Year of Election or Appointment: 2009

Trustee

Vice Chairman of the Independent Trustees

Mr. Kenneally also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

Marie L. Knowles (1946)

Year of Election or Appointment: 2001

Trustee

Ms. Knowles also serves as Trustee of other Fidelity® funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company (pipeline and tanker operations). Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Santa Catalina Island Company (real estate, 2009-present). Ms. Knowles is a Member of the Investment Company Institute Board of Governors and a Member of the Governing Council of the Independent Directors Council (2014-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002). Ms. Knowles previously served as Chairman (2015-2018) and Vice Chairman (2012-2015) of the Independent Trustees of certain Fidelity® funds.

Mark A. Murray (1954)

Year of Election or Appointment: 2016

Trustee

Mr. Murray also serves as Trustee of other Fidelity® funds. Mr. Murray is Vice Chairman (2013-present) of Meijer, Inc. (regional retail chain). Previously, Mr. Murray served as a Member of the Advisory Board of certain Fidelity® funds (2016) and as Co-Chief Executive Officer (2013-2016) and President (2006-2013) of Meijer, Inc. Mr. Murray serves as a member of the Board of Directors and Nuclear Review and Public Policy and Responsibility Committees of DTE Energy Company (diversified energy company, 2009-present). Mr. Murray also serves as a member of the Board of Directors of Spectrum Health (not-for-profit health system, 2015-present). Mr. Murray previously served as President of Grand Valley State University (2001-2006), Treasurer for the State of Michigan (1999-2001), Vice President of Finance and Administration for Michigan State University (1998-1999), and a member of the Board of Directors and Audit Committee and Chairman of the Nominating and Corporate Governance Committee of Universal Forest Products, Inc. (manufacturer and distributor of wood and wood-alternative products, 2004-2016). Mr. Murray is also a director or trustee of many community and professional organizations.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Advisory Board Members and Officers:

Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2017

Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer (2012-present) and Senior Vice President (2014-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as AML Officer of the funds (2012-2016), and Vice President (2007-2014) and Deputy Anti-Money Laundering Officer (2007-2012) of FMR LLC.

Craig S. Brown (1977)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Brown also serves as Assistant Treasurer of other funds. Mr. Brown is an employee of Fidelity Investments (2013-present).

John J. Burke III (1964)

Year of Election or Appointment: 2018

Chief Financial Officer

Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke serves as Head of Investment Operations for Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments (1998-present). Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).

William C. Coffey (1969)

Year of Election or Appointment: 2018

Secretary and Chief Legal Officer (CLO)

Mr. Coffey also serves as Secretary and CLO of other funds. Mr. Coffey serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company and FMR Co., Inc. (investment adviser firms, 2018-present); Secretary of Fidelity SelectCo, LLC and Fidelity Investments Money Management, Inc. (investment adviser firms, 2018-present); and CLO of Fidelity Management & Research (Hong Kong) Limited, FMR Investment Management (UK) Limited, and Fidelity Management & Research (Japan) Limited (investment adviser firms, 2018-present). He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Assistant Secretary of certain funds (2009-2018) and as Vice President and Associate General Counsel of FMR LLC (2005-2009).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2016-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as President and Treasurer of certain Fidelity® funds (2013-2018). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005). Previously, Mr. Deberghes served in other fund officer roles.

Laura M. Del Prato (1964)

Year of Election or Appointment: 2018

President and Treasurer

Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato is an employee of Fidelity Investments (2017-present). Prior to joining Fidelity Investments, Ms. Del Prato served as a Managing Director and Treasurer of the JPMorgan Mutual Funds (2014-2017). Prior to JPMorgan, Ms. Del Prato served as a partner at Cohen Fund Audit Services (accounting firm, 2012-2013) and KPMG LLP (accounting firm, 2004-2012).

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Assistant Treasurer of certain Fidelity® funds (2016-2018).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight, serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

John B. McGinty, Jr. (1962)

Year of Election or Appointment: 2016

Chief Compliance Officer

Mr. McGinty also serves as Chief Compliance Officer of other funds. Mr. McGinty is Senior Vice President of Asset Management Compliance for Fidelity Investments and is an employee of Fidelity Investments (2016-present). Mr. McGinty previously served as Vice President, Senior Attorney at Eaton Vance Management (investment management firm, 2015-2016), and prior to Eaton Vance as global CCO for all firm operations and registered investment companies at GMO LLC (investment management firm, 2009-2015). Before joining GMO LLC, Mr. McGinty served as Senior Vice President, Deputy General Counsel for Fidelity Investments (2007-2009).

Jason P. Pogorelec (1975)

Year of Election or Appointment: 2015

Assistant Secretary

Mr. Pogorelec also serves as Assistant Secretary of other funds. Mr. Pogorelec serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2006-present).

Nancy D. Prior (1967)

Year of Election or Appointment: 2014

Vice President

Ms. Prior also serves as Vice President of other funds. Ms. Prior serves as President Fixed Income, High Income/Emerging Market Debt and Multi Asset Class Strategies of FIAM LLC (2018-present), President (2016-present) and Director (2014-present) of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm), President, Fixed Income (2014-present), and is an employee of Fidelity Investments (2002-present). Previously, Ms. Prior served as Vice Chairman of FIAM LLC (investment adviser firm, 2014-2018), a Director of FMR Investment Management (UK) Limited (investment adviser firm, 2015-2018), President Multi-Asset Class Strategies of FMR's Global Asset Allocation Division (2017-2018), Vice President of Fidelity's Money Market Funds (2012-2014), President, Money Market and Short Duration Bond Group of Fidelity Management & Research (FMR) (investment adviser firm, 2013-2014), President, Money Market Group of FMR (2011-2013), Managing Director of Research (2009-2011), Senior Vice President and Deputy General Counsel (2007-2009), and Assistant Secretary of certain Fidelity® funds (2008-2009).

Stacie M. Smith (1974)

Year of Election or Appointment: 2013

Assistant Treasurer

Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2009-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Assistant Treasurer (2013-2018) and Deputy Treasurer (2013-2016) of certain Fidelity® funds.

Marc L. Spector (1972)

Year of Election or Appointment: 2016

Deputy Treasurer

Mr. Spector also serves as an officer of other funds. Mr. Spector serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2016-present). Prior to joining Fidelity Investments, Mr. Spector served as Director at the Siegfried Group (accounting firm, 2013-2016), and prior to Siegfried Group as audit senior manager at Deloitte & Touche (accounting firm, 2005-2013).

Jim Wegmann (1979)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Wegmann also serves as Assistant Treasurer of other funds. Mr. Wegmann is an employee of Fidelity Investments (2011-present).

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2018 to April 30, 2019).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value November 1, 2018	Ending Account Value April 30, 2019	Expenses Paid During Period-B November 1, 2018 to April 30, 2019
Actual	.01%	$1,000.00	$1,121.40	$.05
Hypothetical-C		$1,000.00	$1,024.74	$.05

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Distributions (Unaudited)

The Board of Trustees of Fidelity Series Large Cap Growth Index Fund voted to pay on June 10, 2019, to shareholders of record at the opening of business on June 07, 2019, a distribution of $.005 per share derived from capital gains realized from sales of portfolio securities and a dividend of $.008 per share from net investment income.

The fund hereby designates as a capital gain dividend with respect to the taxable year ended April 30, 2019, $23,956, or, if subsequently determined to be different, the net capital gain of such year.

The fund designates 87% of the dividends distributed during the fiscal year as qualifying for the dividends–received deduction for corporate shareholders.

The fund designates 89% of the dividends distributed during the fiscal year as amounts which may be taken into account as a dividend for the purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2020 of amounts for use in preparing 2019 income tax returns.

CGI-ANN-0619
1.9891255.100

Item 2.

Code of Ethics

As of the end of the period, April 30, 2019, Fidelity Salem Street Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer.  A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.

Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Elizabeth S. Acton is an audit committee financial expert, as defined in Item 3 of Form N-CSR.   Ms. Acton is independent for purposes of Item 3 of Form N-CSR.

Item 4.

Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, “Deloitte Entities”) in each of the last two fiscal years for services rendered to Fidelity Flex Mid Cap Index Fund, Fidelity Flex Small Cap Index Fund, Fidelity Large Cap Growth Index Fund, Fidelity Large Cap Value Index Fund, Fidelity Mid Cap Index Fund, Fidelity Series Large Cap Growth Index Fund and Fidelity Small Cap Index Fund (the “Funds”):

Services Billed by Deloitte Entities

April 30, 2019 FeesA,B

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Flex Mid Cap Index Fund	$53,000	$100	$5,000	$1,200
Fidelity Flex Small Cap Index Fund	$62,000	$100	$5,000	$1,500
Fidelity Large Cap Growth Index Fund	$41,000	$100	$4,800	$1,300
Fidelity Large Cap Value Index Fund	$41,000	$100	$4,800	$1,300
Fidelity Mid Cap Index Fund	$46,000	$100	$5,100	$1,300
Fidelity Series Large Cap Growth Index Fund	$36,000	$-	$4,800	$700
Fidelity Small Cap Index Fund	$56,000	$100	$5,100	$1,600

April 30, 2018 FeesA,B

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Flex Mid Cap Index Fund	$44,000	$100	$5,000	$1,100
Fidelity Flex Small Cap Index Fund	$54,000	$100	$5,000	$1,300
Fidelity Large Cap Growth Index Fund	$46,000	$100	$5,000	$1,200
Fidelity Large Cap Value Index Fund	$46,000	$100	$5,000	$1,200
Fidelity Mid Cap Index Fund	$48,000	$100	$5,100	$1,300
Fidelity Series Large Cap Growth Index Fund	$-	$-	$-	$-
Fidelity Small Cap Index Fund	$58,000	$100	$5,100	$1,600

A Amounts may reflect rounding.

B Fidelity Series Large Cap Growth Index Fund commenced operations on August 17, 2018.

The following table presents fees billed by Deloitte Entities that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Funds and that are rendered on behalf of Fidelity Management & Research Company (“FMR”) and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Funds (“Fund Service Providers”):

Services Billed by Deloitte Entities

	April 30, 2019A,B	April 30, 2018A,B
Audit-Related Fees	$290,000	$5,000
Tax Fees	$5,000	$5,000
All Other Fees	$-	$-

A Amounts may reflect rounding.

B May include amounts billed prior to the Fidelity Series Large Cap Growth Index Fund’s commencement of operations.

 “Audit-Related Fees” represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

“Tax Fees” represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

“All Other Fees” represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by Deloitte Entities for services rendered to the Funds, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Funds are as follows:

Billed By	April 30, 2019A,B	April 30, 2018A,B
Deloitte Entities	$750,000	$390,000

A Amounts may reflect rounding.

B May include amounts billed prior to the Fidelity Series Large Cap Growth Index Fund’s commencement of operations.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by Deloitte Entities to Fund Service Providers to be compatible with maintaining the independence of Deloitte Entities in its audit of the Funds, taking into account representations from Deloitte Entities, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Funds and their related entities and FMR’s review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by a fund’s independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (“Covered Service”) are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair’s absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee periodically.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X (“De Minimis Exception”)

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Funds’ last two fiscal years relating to services provided to (i) the Funds or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Funds.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Salem Street Trust

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	June 26, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	June 26, 2019

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	June 26, 2019